UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07428

Voya Mutual Funds

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: October 31

Date of reporting period: November 1, 2020 to April 30, 2021

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report
April 30, 2021
Classes A, C, I, P, P3, R, R6 and W
Global and International Funds
■
Voya Global Bond Fund

■
Voya Global High Dividend Low Volatility Fund

■
Voya Global Perspectives® Fund

■
Voya Multi-Manager International Small Cap Fund

■
Voya Russia Fund

As permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of each fund’s annual and semi-annual shareholder reports, like this semi-annual report, will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Voya funds’ website (www.voyainvestments.com/literature), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you need not take any action. You may elect to receive shareholder reports and other communications from each fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-992-0180 or by sending an e-mail request to Voyaim_literature@voya.com.
You may elect to receive all future reports in paper free of charge. If you received this document in the mail, please follow the instructions to elect to continue receiving paper copies of your shareholder reports. If you received this document through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with us, you can call 1-800-992-0180 or send an email request to Voyaim_literature@voya.com to let each fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the Voya funds complex if you invest directly with the funds.
This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.
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PROXY VOTING INFORMATION
A description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Funds’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Funds voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Funds’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Fund’s complete schedule of portfolio holdings is available at: www.voyainvestments.com and without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

Embracing Good News, with Awareness of Uncertainty
Dear Shareholder,
Over the one-year period covered in this report, the financial markets have shown remarkable strength despite the coronavirus pandemic, thanks largely to massive U.S. government spending. Vaccinations are accelerating, economic mobility and activity are broadening and government support is unflagging. Positive data continues to roll in and in our view, the outlook for 2021 economic growth continues to improve. Significant savings built up during the pandemic, coupled with massive fiscal stimulus and more coming, have ignited a consumption boom that we believe is in the early innings. Underscoring this point, reported first-quarter corporate earnings to date have greatly exceeded forecasts.
It is our opinion that the global economy should also experience higher than normal growth, but the global recovery is likely to be uneven as vaccination progress varies considerably across countries and infections rise in certain areas, most notably India. Nevertheless, we believe the overall trajectory is up, which is a positive for stocks. It would not surprise us to see inflation continue to rise, but we believe sizable increases will be transitory. In our view, global interest rates appear likely to go higher; we expect the U.S. 10-year Treasury yield to move toward 2%, but with ups and downs along the way.
While we believe the economy and financial markets are maintaining their recent strength and expected to do so over the near future, there is always the potential for an unexpected turn of events. Therefore, it bears reminding that one should invest to achieve one’s long-term goals, and not seek to beat the market today, this week, this month or this year. Keep focused on your long-term goals and don’t get distracted by short-term news, however compelling the headlines. Should your long-term goals change, discuss the situation thoroughly with your financial advisor before making any changes to your investment portfolio.
Regardless of events, at Voya we remain well prepared for and fully committed to serving our clients without disruption. We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.
Sincerely,
Dina Santoro
President
Voya Family of Funds
May 12, 2021
The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice. International investing does pose special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.
For more complete information, or to obtain a prospectus for any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. A prospectus should be read carefully before investing. Consider a fund’s investment objectives, risks, charges and expenses carefully before investing. A prospectus contains this information and other information about a fund. Check with your financial advisor to determine which Voya mutual funds are available for sale within their firm. Not all funds are available for sale at all firms.

SHAREHOLDER EXPENSE EXAMPLES (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2020 to April 30, 2021. Each Fund’s expenses are shown without the imposition of any sales charges or fees. Expenses would have been higher if such charges were included.
Actual Expenses
The left section of the table shown below, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Fund Return				Hypothetical (5% return before expenses)
	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Annualized Expense Ratio	Expenses Paid During the Period Ended April 30, 2021*	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Annualized Expense Ratio	Expenses Paid During the Period Ended April 30, 2021*
Voya Global Bond Fund
Class A	$1,000.00	$1,014.10	0.90%	$4.49	$1,000.00	$1,020.33	0.90%	$4.51
Class C	1,000.00	1,010.30	1.65	8.22	1,000.00	1,016.61	1.65	8.25
Class I	1,000.00	1,015.30	0.65	3.25	1,000.00	1,021.57	0.65	3.26
Class P	1,000.00	1,016.90	0.15	0.75	1,000.00	1,024.05	0.15	0.75
Class P3	1,000.00	1,017.60	0.00	0.00	1,000.00	1,024.79	0.00	0.00
Class R	1,000.00	1,012.30	1.15	5.74	1,000.00	1,019.09	1.15	5.76
Class R6	1,000.00	1,014.40	0.61	3.05	1,000.00	1,021.77	0.61	3.06
Class W	1,000.00	1,015.70	0.65	3.25	1,000.00	1,021.57	0.65	3.26
Voya Global High Dividend Low Volatility Fund
Class A	$1,000.00	$1,242.50	0.85%	$4.73	$1,000.00	$1,020.58	0.85%	$4.26
Class C	1,000.00	1,238.00	1.60	8.88	1,000.00	1,016.86	1.60	8.00
Class I	1,000.00	1,244.00	0.60	3.34	1,000.00	1,021.82	0.60	3.01
Class R6	1,000.00	1,244.00	0.57	3.17	1,000.00	1,021.97	0.57	2.86
Class W	1,000.00	1,244.20	0.60	3.34	1,000.00	1,021.82	0.60	3.01

SHAREHOLDER EXPENSE EXAMPLES (Unaudited) (continued)

	Actual Fund Return				Hypothetical (5% return before expenses)
	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Annualized Expense Ratio	Expenses Paid During the Period Ended April 30, 2021*	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Annualized Expense Ratio	Expenses Paid During the Period Ended April 30, 2021*
Voya Global Perspectives® Fund**
Class A	$1,000.00	$1,104.00	0.63%	$3.29	$1,000.00	$1,021.67	0.63%	$3.16
Class C	1,000.00	1,099.10	1.38	7.18	1,000.00	1,017.95	1.38	6.90
Class I	1,000.00	1,105.20	0.38	1.98	1,000.00	1,022.91	0.38	1.91
Class R	1,000.00	1,102.10	0.88	4.59	1,000.00	1,020.43	0.88	4.41
Class W	1,000.00	1,104.80	0.38	1.98	1,000.00	1,022.91	0.38	1.91
Voya Multi-Manager International Small Cap Fund
Class A	$1,000.00	$1,358.90	1.53%	$8.95	$1,000.00	$1,017.21	1.53%	$7.65
Class C	1,000.00	1,353.70	2.28	13.31	1,000.00	1,013.49	2.28	11.38
Class I	1,000.00	1,361.10	1.20	7.03	1,000.00	1,018.84	1.20	6.01
Class P3	1,000.00	1,369.30	0.00	0.00	1,000.00	1,024.79	0.00	0.00
Class W	1,000.00	1,360.50	1.28	7.49	1,000.00	1,018.45	1.28	6.41
Voya Russia Fund
Class A	$1,000.00	$1,275.70	1.96%	$11.06	$1,000.00	$1,015.08	1.96%	$9.79
Class I	1,000.00	1,277.90	1.62	9.15	1,000.00	1,016.76	1.62	8.10
Class W	1,000.00	1,277.30	1.71	9.66	1,000.00	1,016.31	1.71	8.55

*
Expenses are equal to each Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

**
The annualized expense ratios do not include expenses of underlying funds.

STATEMENTS OF ASSETS AND LIABILITIES as of April 30, 2021 (Unaudited)

	Voya Global Bond Fund	Voya Global High Dividend Low Volatility Fund	Voya Global Perspectives® Fund	Voya Multi-Manager International Small Cap Fund
ASSETS:
Investments in securities at fair value+*	$389,772,394	$290,032,775	$—	$173,847,118
Investments in affiliated underlying funds at fair value**	—	—	132,415,902	—
Investments in unaffiliated underlying funds at fair value***	—	—	14,415,290	—
Short-term investments at fair value†	43,059,878	792,773	—	2,533,410
Cash	132,214	71,514	57,429	—
Cash collateral for futures contracts	2,620,000	—	—	—
Cash pledged for centrally cleared swaps (Note 2)	836,000	—	—	—
Foreign currencies at value‡	97,491	77,629	—	308,462
Receivables:
Investment securities sold	683,963	—	—	33,840
Investment securities sold on a delayed-delivery or when-issued basis	18,754,025	—	—	—
Fund shares sold	17,525,970	13,310	134,579	107,496
Dividends	318	703,531	—	455,886
Interest	3,011,609	21	220	—
Foreign tax reclaims	5,629	427,752	—	201,578
Variation margin on futures contracts	50,607	—	—	—
Unrealized appreciation on forward foreign currency contracts	3,659,999	—	—	—
Unrealized appreciation on OTC swap agreements	87,903	—	—	—
Prepaid expenses	65,256	45,410	52,917	46,475
Reimbursement due from Investment Adviser	21,071	34,640	—	14,670
Other assets	14,407	56,364	1,551	13,167
Total assets	480,398,734	292,255,719	147,077,888	177,562,102
LIABILITIES:
Income distribution payable	10,714	—	—	—
Payable for investment securities purchased	10,747,729	—	—	63,662
Payable for investments in affiliated underlying funds purchased	—	—	133,658	—
Payable for investment securities purchased on a delayed-delivery or when-issued basis	41,999,246	—	—	—
Payable for fund shares redeemed	131,151	115,172	619	135,197
Payable upon receipt of securities loaned	1,673,039	578,773	—	1,132,071
Unrealized depreciation on forward foreign currency contracts	1,999,086	—	—	—
Unrealized depreciation on OTC swap agreements	15,839	—	—	—
Variation margin payable on centrally cleared swaps	5,847	—	—	—
Cash received as collateral for OTC derivatives (Note 2)	3,480,000	—	—	—
Payable for investment management fees	168,412	119,207	32,765	142,133
Payable for distribution and shareholder service fees	13,197	50,666	27,686	13,689
Payable to trustees under the deferred compensation plan (Note 7)	14,407	56,364	1,551	13,167
Payable for trustee fees	1,990	1,380	624	769
Other accrued expenses and liabilities	119,206	275,117	38,225	188,048
Written options, at fair value^	191,941	—	—	—
Total liabilities	60,571,804	1,196,679	235,128	1,688,736
NET ASSETS	$419,826,930	$291,059,040	$146,842,760	$175,873,366
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$417,127,244	$309,292,678	$131,270,879	$124,775,433
Total distributable earnings (loss)	2,699,686	(18,233,638)	15,571,881	51,097,933
NET ASSETS	$419,826,930	$291,059,040	$146,842,760	$175,873,366
+ Including securities loaned at value	$1,636,461	$544,393	$—	$1,065,232
* Cost of investments in securities	$381,489,704	$243,781,917	$—	$133,765,609
** Cost of investments in affiliated underlying funds	$—	$—	$122,011,475	$—
*** Cost of investments in unaffiliated underlying funds	$—	$—	$11,876,490	$—
† Cost of short-term investments	$43,060,498	$792,773	$—	$2,533,410
‡ Cost of foreign currencies	$93,555	$76,735	$—	$307,432
^ Premiums received on written options	$240,501	$—	$—	$—
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of April 30, 2021 (Unaudited) (continued)

	Voya Global Bond Fund	Voya Global High Dividend Low Volatility Fund	Voya Global Perspectives® Fund	Voya Multi-Manager International Small Cap Fund
Class A
Net assets	$36,003,844	$224,885,801	$68,558,647	$62,974,478
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$—	$—	$—	$—
Shares outstanding	3,713,002	5,687,763	5,366,511	888,344
Net asset value and redemption price per share†	$9.70	$39.54	$12.78	$70.89
Maximum offering price per share (5.75%)(1)	$9.95(2)	$41.95	$13.56	$75.21
Class C
Net assets	$3,730,331	$5,649,473	$4,712,222	$1,196,390
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$—	$—	$—	$—
Shares outstanding	387,000	153,703	372,941	18,299
Net asset value and redemption price per share†	$9.64	$36.76	$12.64	$65.38
Class I
Net assets	$167,689,076	$56,793,065	$6,192,957	$77,918,731
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$—	$—	$—	$—
Shares outstanding	17,383,282	1,423,500	482,743	1,104,341
Net asset value and redemption price per share	$9.65	$39.90	$12.83	$70.56
Class P
Net assets	$127,432	n/a	n/a	n/a
Shares authorized	unlimited	n/a	n/a	n/a
Par value	$—	n/a	n/a	n/a
Shares outstanding	13,122	n/a	n/a	n/a
Net asset value and redemption price per share	$9.71	n/a	n/a	n/a
Class P3
Net assets	$2,380,767	n/a	n/a	$4,575
Shares authorized	unlimited	n/a	n/a	unlimited
Par value	$—	n/a	n/a	$—
Shares outstanding	246,165	n/a	n/a	63
Net asset value and redemption price per share	$9.67	n/a	n/a	$72.97
Class R
Net assets	$6,467,008	n/a	$26,013,174	n/a
Shares authorized	unlimited	n/a	unlimited	n/a
Par value	$—	n/a	$—	n/a
Shares outstanding	666,718	n/a	2,040,536	n/a
Net asset value and redemption price per share	$9.70	n/a	$12.75	n/a
Class R6
Net assets	$109,519,483	$119,620	n/a	n/a
Shares authorized	unlimited	unlimited	n/a	n/a
Par value	$—	$—	n/a	n/a
Shares outstanding	11,320,860	3,000	n/a	n/a
Net asset value and redemption price per share	$9.67	$39.87	n/a	n/a
Class W
Net assets	$93,908,989	$3,611,081	$41,365,760	$33,779,192
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$—	$—	$—	$—
Shares outstanding	9,877,492	90,573	3,219,004	385,337
Net asset value and redemption price per share	$9.51	$39.87	$12.85	$87.66

(1)
Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $100,000 or more, the offering price is reduced.

(2)
Maximum offering price is 2.50% and is computed at 100/97.50 of net asset value. On purchases of $100,000 or more, the offering price is reduced.

†
Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of April 30, 2021 (Unaudited)

Voya Russia Fund
ASSETS:
Investments in securities at fair value*	$74,581,268
Short-term investments at fair value†	112,201
Foreign currencies at value‡	3,397
Receivables:
Investment securities sold	159,744
Fund shares sold	10,444
Dividends	406,299
Prepaid expenses	21,171
Other assets	9,154
Total assets	75,303,678
LIABILITIES:
Payable for investment securities purchased	198,511
Payable for fund shares redeemed	21,045
Payable for investment management fees	83,032
Payable for distribution and shareholder service fees	14,921
Payable to trustees under the deferred compensation plan (Note 7)	9,154
Payable for trustee fees	368
Other accrued expenses and liabilities	83,996
Total liabilities	411,027
NET ASSETS	$74,892,651
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$48,866,963
Total distributable earnings	26,025,688
NET ASSETS	$74,892,651
* Cost of investments in securities	$50,656,619
† Cost of short-term investments	$112,201
‡ Cost of foreign currencies	$3,336
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of April 30, 2021 (Unaudited) (continued)

Voya Russia Fund
Class A
Net assets	$72,719,274
Shares authorized	unlimited
Par value	$—
Shares outstanding	2,169,841
Net asset value and redemption price per share†	$33.51
Maximum offering price per share (5.75%)(1)	$35.55
Class I
Net assets	$1,869,951
Shares authorized	unlimited
Par value	$—
Shares outstanding	55,608
Net asset value and redemption price per share	$33.63
Class W
Net assets	$303,426
Shares authorized	unlimited
Par value	$—
Shares outstanding	9,050
Net asset value and redemption price per share	$33.53

(1)
Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $50,000 or more, the offering price is reduced.

†
Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended April 30, 2021 (Unaudited)

	Voya Global Bond Fund	Voya Global High Dividend Low Volatility Fund
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$1,974	$4,438,876
Interest, net of foreign taxes withheld*	5,849,368	49
Securities lending income, net	3,629	216
Total investment income	5,854,971	4,439,141
EXPENSES:
Investment management fees	986,676	684,410
Distribution and shareholder service fees:
Class A	44,509	265,116
Class C	21,424	28,827
Class R	16,021	—
Transfer agent fees:
Class A	27,345	174,208
Class C	3,291	4,735
Class I	26,787	19,687
Class P	20	—
Class P3	22	—
Class R	4,921	—
Class R6	214	127
Class W	100,898	2,867
Shareholder reporting expense	19,005	20,815
Registration fees	65,285	40,033
Professional fees	35,295	32,218
Custody and accounting expense	59,730	32,399
Trustee fees	7,959	5,521
Miscellaneous expense	38,514	26,809
Total expenses	1,457,916	1,337,772
Waived and reimbursed fees	(118,906)	(219,934)
Net expenses	1,339,010	1,117,838
Net investment income	4,515,961	3,321,303
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments (net of foreign capital gains taxes withheld^)	(1,716,578)	18,298,117
Forward foreign currency contracts	(330,998)	—
Foreign currency related transactions	72,554	13,844
Futures	1,194,444	—
Swaps	(2,811,454)	—
Written options	2,269,262	—
Net realized gain (loss)	(1,322,770)	18,311,961
Net change in unrealized appreciation (depreciation) on:
Investments	(805,677)	36,822,840
Forward foreign currency contracts	980,445	—
Foreign currency related transactions	(189,418)	11,162
Futures	(1,198,985)	—
Swaps	(356,217)	—
Written options	47,336	—
Net change in unrealized appreciation (depreciation)	(1,522,516)	36,834,002
Net realized and unrealized gain (loss)	(2,845,286)	55,145,963
Increase in net assets resulting from operations	$1,670,675	$58,467,266
* Foreign taxes withheld	$8,368	$67,349
^ Foreign capital gains taxes withheld	$80,448	$—
See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended April 30, 2021 (Unaudited)

	Voya Global Perspectives® Fund	Voya Multi-Manager International Small Cap Fund	Voya Russia Fund
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$—	$1,832,906	$892,051
Dividends from affiliated underlying funds	1,374,321	—	—
Dividends from unaffiliated underlying funds	59,035	—	—
Interest	156	—	210
Securities lending income, net	—	8,130	58
Total investment income	1,433,512	1,841,036	892,319
EXPENSES:
Investment management fees	118,025	763,259	491,526
Distribution and shareholder service fees:
Class A	63,959	69,056	88,202
Class C	22,490	5,512	—
Class R	63,815	—	—
Transfer agent fees:
Class A	20,815	35,104	34,588
Class C	1,830	700	—
Class I	1,701	23,372	100
Class P3	—	21	—
Class R	10,382	—	—
Class W	15,084	19,176	142
Shareholder reporting expense	3,077	10,865	6,878
Registration fees	40,099	43,195	25,009
Professional fees	12,127	26,934	8,824
Custody and accounting expense	9,050	119,652	47,919
Trustee fees	2,497	3,078	1,468
Miscellaneous expense	4,443	7,024	4,401
Interest expense	—	86	—
Total expenses	389,394	1,127,034	709,057
Waived and reimbursed fees	(5,113)	(100,743)	—
Brokerage commission recapture	—	(275)	—
Net expenses	384,281	1,026,016	709,057
Net investment income	1,049,231	815,020	183,262
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	—	13,858,210	3,332,031
Sale of affiliated underlying funds	1,698,267	—	—
Capital gain distributions from affiliated underlying funds	2,202,517	—	—
Forward foreign currency contracts	—	(1,811)	—
Foreign currency related transactions	—	(19,809)	(8,642)
Net realized gain	3,900,784	13,836,590	3,323,389
Net change in unrealized appreciation (depreciation) on:
Investments	—	31,072,159	13,454,357
Affiliated underlying funds	4,511,228	—	—
Unaffiliated underlying funds	2,031,191	—	—
Forward foreign currency contracts	—	11	—
Foreign currency related transactions	—	5,688	68
Net change in unrealized appreciation (depreciation)	6,542,419	31,077,858	13,454,425
Net realized and unrealized gain	10,443,203	44,914,448	16,777,814
Increase in net assets resulting from operations	$11,492,434	$45,729,468	$16,961,076
* Foreign taxes withheld	$—	$238,846	$63,634
See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Global Bond Fund		Voya Global High Dividend Low Volatility Fund
	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020
FROM OPERATIONS:
Net investment income	$4,515,961	$8,702,022	$3,321,303	$5,022,557
Net realized gain (loss)	(1,322,770)	3,732,170	18,311,961	(25,584,052)
Net change in unrealized appreciation (depreciation)	(1,522,516)	(1,807,857)	36,834,002	(4,787,634)
Increase (decrease) in net assets resulting from operations	1,670,675	10,626,335	58,467,266	(25,349,129)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	(421,115)	(1,299,779)	(2,168,023)	(3,633,041)
Class C	(37,334)	(196,593)	(39,835)	(148,622)
Class I	(992,983)	(1,620,886)	(606,905)	(1,008,156)
Class P	(1,994)	(5,567)	—	—
Class P3	(35,122)	(88,284)	—	—
Class R	(63,734)	(218,163)	—	—
Class R6	(1,541,305)	(4,731,581)	(905)	(59)
Class W	(1,659,783)	(4,208,683)	(39,109)	(57,462)
Return of capital:
Class A	(339,192)	(187,634)	—	(84,002)
Class C	(37,871)	(30,536)	—	(5,717)
Class I	(1,273,881)	(198,514)	—	(20,797)
Class P	(1,203)	(670)	—	—
Class P3	(21,196)	(10,713)	—	—
Class R	(61,251)	(34,183)	—	—
Class R6	(1,091,247)	(627,327)	—	(1)
Class W	(1,220,182)	(643,531)	—	(1,201)
Total distributions	(8,799,393)	(14,102,644)	(2,854,777)	(4,959,058)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	185,754,626	188,045,561	6,784,451	63,859,439
Proceeds from shares issued in merger (Note17)	—	—	—	45,838,557
Reinvestment of distributions	8,733,451	13,851,854	2,486,696	4,285,416
	194,488,077	201,897,415	9,271,147	113,983,412
Cost of shares redeemed	(101,823,195)	(162,384,946)	(18,893,561)	(77,344,236)
Net increase (decrease) in net assets resulting from capital share transactions	92,664,882	39,512,469	(9,622,414)	36,639,176
Net increase in net assets	85,536,164	36,036,160	45,990,075	6,330,989
NET ASSETS:
Beginning of year or period	334,290,766	298,254,606	245,068,965	238,737,976
End of year or period	$419,826,930	$334,290,766	$291,059,040	$245,068,965
See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Global Perspectives® Fund		Voya Multi-Manager International Small Cap Fund
	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020
FROM OPERATIONS:
Net investment income	$1,049,231	$2,252,758	$815,020	$1,053,923
Net realized gain	3,900,784	1,153,932	13,836,590	6,384,115
Net change in unrealized appreciation (depreciation)	6,542,419	4,718,645	31,077,858	(2,984,851)
Increase in net assets resulting from operations	11,492,434	8,125,335	45,729,468	4,453,187
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	(1,621,986)	(702,207)	(694,561)	(972,681)
Class C	(123,747)	(168,805)	(6,216)	(118,220)
Class I	(185,094)	(179,725)	(998,919)	(1,814,739)
Class P3	—	—	(62)	(54)
Class R	(804,388)	(1,069,057)	—	—
Class W	(1,327,494)	(912,363)	(356,053)	(614,565)
Total distributions	(4,062,709)	(3,032,157)	(2,055,811)	(3,520,259)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	39,834,080	45,684,975	14,729,864	20,671,340
Reinvestment of distributions	4,061,364	3,031,778	1,786,489	2,870,308
	43,895,444	48,716,753	16,516,353	23,541,648
Cost of shares redeemed	(8,062,318)	(14,934,929)	(11,817,205)	(55,495,764)
Net increase (decrease) in net assets resulting from capital share transactions	35,833,126	33,781,824	4,699,148	(31,954,116)
Net increase (decrease) in net assets	43,262,851	38,875,002	48,372,805	(31,021,188)
NET ASSETS:
Beginning of year or period	103,579,909	64,704,907	127,500,561	158,521,749
End of year or period	$146,842,760	$103,579,909	$175,873,366	$127,500,561
See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Russia Fund
	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020
FROM OPERATIONS:
Net investment income	$183,262	$2,265,179
Net realized gain	3,323,389	4,335,976
Net change in unrealized appreciation (depreciation)	13,454,425	(20,606,343)
Increase (decrease) in net assets resulting from operations	16,961,076	(14,005,188)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	(6,230,783)	(7,046,676)
Class I	(186,906)	(317,944)
Class W	(24,773)	(27,370)
Total distributions	(6,442,462)	(7,391,990)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	1,940,869	4,377,784
Reinvestment of distributions	6,003,035	6,811,926
	7,943,904	11,189,710
Redemption fee proceeds (Note 4)	3,530	62,299
Cost of shares redeemed	(6,014,808)	(14,721,128)
Net increase (decrease) in net assets resulting from capital share transactions	1,932,626	(3,469,119)
Net increase (decrease) in net assets	12,451,240	(24,866,297)
NET ASSETS:
Beginning of year or period	62,441,411	87,307,708
End of year or period	$74,892,651	$62,441,411
See Accompanying Notes to Financial Statements

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Global Bond Fund
Class A
04-30-21+	9.77	0.10•	0.04	0.14	0.12	—	0.09	0.21	—	9.70	1.41	1.02	0.90	0.90	2.09	36,004	103
10-31-20	9.74	0.26	0.20	0.46	0.32	0.06	0.05	0.43	—	9.77	4.88	1.02	0.90	0.90	2.67	34,928	208
10-31-19	9.40	0.25	0.51	0.76	0.37	—	0.05	0.42	—	9.74	8.27	1.05	0.90	0.90	2.69	33,186	247
10-31-18	9.94	0.30•	(0.42)	(0.12)	0.18	—	0.24	0.42	—	9.40	(1.32)	1.05	0.91	0.91	3.08	32,989	105
10-31-17	9.88	0.28•	0.23	0.51	0.34	—	0.11	0.45	—	9.94	5.37	1.02	0.90	0.90	2.90	32,570	153
10-31-16	9.75	0.23•	0.32	0.55	0.17	0.07	0.18	0.42	—	9.88	5.72	0.98	0.90	0.90	2.31	43,467	256
Class C
04-30-21+	9.71	0.07•	0.03	0.10	0.08	—	0.09	0.17	—	9.64	1.03	1.77	1.65	1.65	1.35	3,730	103
10-31-20	9.69	0.19•	0.18	0.37	0.24	0.06	0.05	0.35	—	9.71	4.00	1.77	1.65	1.65	1.94	4,709	208
10-31-19	9.35	0.19•	0.50	0.69	0.30	—	0.05	0.35	—	9.69	7.49	1.80	1.65	1.65	1.96	9,172	247
10-31-18	9.88	0.23•	(0.42)	(0.19)	0.10	—	0.24	0.34	—	9.35	(1.99)	1.80	1.66	1.66	2.34	12,578	105
10-31-17	9.82	0.21•	0.22	0.43	0.27	—	0.10	0.37	—	9.88	4.53	1.77	1.65	1.65	2.14	17,015	153
10-31-16	9.69	0.15•	0.32	0.47	0.11	0.07	0.16	0.34	—	9.82	4.96	1.73	1.65	1.65	1.55	22,136	256
Class I
04-30-21+	9.72	0.11•	0.04	0.15	0.13	—	0.09	0.22	—	9.65	1.53	0.67	0.65	0.65	2.23	167,689	103
10-31-20	9.69	0.28•	0.20	0.48	0.34	0.06	0.05	0.45	—	9.72	5.15	0.67	0.65	0.65	2.90	36,988	208
10-31-19	9.35	0.29	0.49	0.78	0.39	—	0.05	0.44	—	9.69	8.57	0.71	0.65	0.65	2.92	55,250	247
10-31-18	9.89	0.33•	(0.42)	(0.09)	0.21	—	0.24	0.45	—	9.35	(1.06)	0.71	0.66	0.66	3.33	35,067	105
10-31-17	9.84	0.30•	0.24	0.54	0.37	—	0.12	0.49	—	9.89	5.59	0.68	0.65	0.65	3.08	53,004	153
10-31-16	9.71	0.25•	0.33	0.58	0.19	0.07	0.19	0.45	—	9.84	6.06	0.61	0.61	0.61	2.58	84,141	256
Class P
04-30-21+	9.79	0.14•	0.02	0.16	0.15	—	0.09	0.24	—	9.71	1.69	0.65	0.15	0.15	2.85	127	103
10-31-20	9.76	0.33	0.20	0.53	0.39	0.06	0.05	0.50	—	9.79	5.67	0.65	0.15	0.15	3.43	125	208
10-31-19	9.42	0.33	0.50	0.83	0.44	—	0.05	0.49	—	9.76	9.08	0.72	0.15	0.15	3.43	118	247
10-31-18	9.96	0.38•	(0.42)	(0.04)	0.26	—	0.24	0.50	—	9.42	(0.51)	0.70	0.16	0.16	3.86	106	105
10-31-17	9.90	0.36	0.22	0.58	0.40	—	0.12	0.52	—	9.96	6.05	0.66	0.15	0.15	3.68	104	153
06-29-16(4) - 10-31-16	10.09	0.12•	(0.16)	(0.04)	0.05	0.07	0.03	0.15	—	9.90	(0.42)	0.60	0.10	0.10	3.33	100	256
Class P3
04-30-21+	9.75	0.15•	0.02	0.17	0.16	—	0.09	0.25	—	9.67	1.76	0.62	0.00*	0.00*	2.98	2,381	103
10-31-20	9.72	0.34•	0.20	0.54	0.40	0.06	0.05	0.51	—	9.75	5.83	0.62	0.00*	0.00*	3.57	2,060	208
10-31-19	9.38	0.35	0.50	0.85	0.46	—	0.05	0.51	—	9.72	9.25	0.66	0.00*	0.00*	3.57	1,530	247
06-01-18(4) - 10-31-18	9.74	0.16•	(0.32)	(0.16)	0.08	—	0.12	0.20	—	9.38	(1.59)	0.67	0.01	0.01	4.06	916	105
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Global Bond Fund (continued)
Class R
04-30-21+	9.77	0.09•	0.03	0.12	0.10	—	0.09	0.19	—	9.70	1.23	1.27	1.15	1.15	1.84	6,467	103
10-31-20	9.73	0.23	0.20	0.43	0.28	0.06	0.05	0.39	—	9.77	4.60	1.27	1.15	1.15	2.43	6,249	208
10-31-19	9.38	0.23	0.51	0.74	0.34	—	0.05	0.39	—	9.73	8.01	1.30	1.15	1.15	2.44	6,313	247
10-31-18	9.91	0.28	(0.42)	(0.14)	0.15	—	0.24	0.39	—	9.38	(1.47)	1.30	1.16	1.16	2.85	6,263	105
10-31-17	9.86	0.26	0.22	0.48	0.32	—	0.11	0.43	—	9.91	4.99	1.27	1.15	1.15	2.68	6,592	153
10-31-16	9.73	0.20•	0.32	0.52	0.15	0.07	0.17	0.39	—	9.86	5.48	1.23	1.15	1.15	2.02	5,804	256
Class R6
04-30-21+	9.75	0.12•	0.02	0.14	0.13	—	0.09	0.22	—	9.67	1.44	0.61	0.61	0.61	2.38	109,519	103
10-31-20	9.72	0.28	0.20	0.48	0.34	0.06	0.05	0.45	—	9.75	5.17	0.62	0.62	0.62	2.93	116,095	208
10-31-19	9.38	0.28•	0.51	0.79	0.40	—	0.05	0.45	—	9.72	8.58	0.66	0.65	0.65	2.89	114,682	247
10-31-18	9.92	0.33•	(0.42)	(0.09)	0.21	—	0.24	0.45	—	9.38	(1.02)	0.67	0.66	0.66	3.34	69,687	105
10-31-17	9.88	0.30•	0.23	0.53	0.37	—	0.12	0.49	—	9.92	5.51	0.63	0.63	0.63	3.08	78,862	153
10-31-16	9.75	0.26•	0.32	0.58	0.19	0.07	0.19	0.45	—	9.88	6.06	0.59	0.59	0.59	2.61	183,254	256
Class W
04-30-21+	9.57	0.11•	0.04	0.15	0.12	—	0.09	0.21	—	9.51	1.57	0.77	0.65	0.65	2.34	93,909	103
10-31-20	9.53	0.27•	0.20	0.47	0.32	0.06	0.05	0.43	—	9.57	5.14	0.77	0.65	0.65	2.85	133,137	208
10-31-19	9.18	0.28	0.50	0.78	0.38	—	0.05	0.43	—	9.53	8.63	0.80	0.65	0.65	2.93	78,002	247
10-31-18	9.71	0.32	(0.42)	(0.10)	0.19	—	0.24	0.43	—	9.18	(1.09)	0.80	0.66	0.66	3.36	70,360	105
10-31-17	9.66	0.30•	0.23	0.53	0.36	—	0.12	0.48	—	9.71	5.61	0.77	0.65	0.65	3.13	66,430	153
10-31-16	9.54	0.25•	0.31	0.56	0.19	0.07	0.18	0.44	—	9.66	6.02	0.73	0.65	0.65	2.52	93,181	256
Voya Global High Dividend Low Volatility Fund
Class A
04-30-21+	32.14	0.44•	7.34	7.78	0.38	—	—	0.38	—	39.54	24.25	1.03	0.85	0.85	2.39	224,886	43
10-31-20	36.30	0.75•	(4.16)	(3.41)	0.73	—	0.02	0.75	—	32.14	(9.35)	1.03	0.85	0.85	2.20	191,019	61
10-31-19	33.99	0.96	2.41	3.37	1.06	—	—	1.06	—	36.30	10.12	1.03	0.85	0.85	2.72	170,817	77
10-31-18	35.74	0.67•	(1.07)	(0.40)	1.35	—	—	1.35	—	33.99	(1.29)	1.33	1.11	1.11	1.86	164,032	140
10-31-17	29.23	0.58•	6.34	6.92	0.41	—	—	0.41	—	35.74	23.96	1.62	1.35	1.35	1.80	188,815	59
10-31-16	29.96	0.42•	(0.70)	(0.28)	0.45	—	—	0.45	—	29.23	(0.90)	1.56	1.36	1.36	1.46	169,320	92
Class C
04-30-21+	29.90	0.27•	6.84	7.11	0.25	—	—	0.25	—	36.76	23.80	1.78	1.60	1.60	1.59	5,649	43
10-31-20	33.77	0.46•	(3.84)	(3.38)	0.47	—	0.02	0.49	—	29.90	(9.99)	1.78	1.60	1.60	1.41	5,795	61
10-31-19	31.64	0.64•	2.25	2.89	0.76	—	—	0.76	—	33.77	9.30	1.78	1.60	1.60	1.99	33,041	77
10-31-18	33.14	0.37•	(1.01)	(0.64)	0.86	—	—	0.86	—	31.64	(2.06)	2.08	1.86	1.86	1.11	48,210	140
10-31-17	27.11	0.29•	5.93	6.22	0.19	—	—	0.19	—	33.14	23.08	2.37	2.10	2.10	0.99	58,225	59
10-31-16	27.83	0.19•	(0.66)	(0.47)	0.25	—	—	0.25	—	27.11	(1.68)	2.31	2.11	2.11	0.71	73,106	92
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Global High Dividend Low Volatility Fund (continued)
Class I
04-30-21+	32.43	0.49•	7.40	7.89	0.42	—	—	0.42	—	39.90	24.40	0.69	0.60	0.60	2.66	56,793	43
10-31-20	36.63	0.85	(4.21)	(3.36)	0.82	—	0.02	0.84	—	32.43	(9.13)	0.69	0.60	0.60	2.45	45,136	61
10-31-19	34.30	1.05	2.44	3.49	1.16	—	—	1.16	—	36.63	10.41	0.70	0.60	0.60	2.96	32,357	77
10-31-18	36.12	0.77•	(1.08)	(0.31)	1.51	—	—	1.51	—	34.30	(1.05)	1.00	0.86	0.86	2.11	29,178	140
10-31-17	29.53	0.67•	6.41	7.08	0.49	—	—	0.49	—	36.12	24.32	1.21	1.10	1.10	2.04	34,854	59
10-31-16	30.26	0.52	(0.74)	(0.22)	0.51	—	—	0.51	—	29.53	(0.70)	1.23	1.11	1.11	1.70	30,738	92
Class R6
04-30-21+	32.41	0.62•	7.27	7.89	0.43	—	—	0.43	—	39.87	24.40	1.31	0.57	0.57	3.25	120	43
02-28-20(4) - 10-31-20	34.25	0.59•	(1.75)	(1.16)	0.67	—	0.01	0.68	—	32.41	(3.26)	2.03	0.57	0.57	2.68	3	61
Class W
04-30-21+	32.40	0.49•	7.40	7.89	0.42	—	—	0.42	—	39.87	24.42	0.78	0.60	0.60	2.63	3,611	43
10-31-20	36.60	0.83•	(4.19)	(3.36)	0.82	—	0.02	0.84	—	32.40	(9.14)	0.78	0.60	0.60	2.42	3,117	61
10-31-19	34.27	1.04•	2.45	3.49	1.16	—	—	1.16	—	36.60	10.42	0.78	0.60	0.60	2.97	2,523	77
10-31-18	36.09	0.75•	(1.07)	(0.32)	1.50	—	—	1.50	—	34.27	(1.07)	1.08	0.86	0.86	2.07	2,549	140
10-31-17	29.51	0.70•	6.37	7.07	0.49	—	—	0.49	—	36.09	24.31	1.37	1.10	1.10	2.14	3,703	59
10-31-16	30.24	0.49•	(0.71)	(0.22)	0.51	—	—	0.51	—	29.51	(0.69)	1.31	1.11	1.11	1.69	2,788	92
Voya Global Perspectives® Fund(5)
Class A
04-30-21+	11.99	0.10•	1.14	1.24	0.34	0.11	—	0.45	—	12.78	10.40	0.64	0.63	0.63	1.56	68,559	37
10-31-20	11.44	0.28	0.81	1.09	0.28	0.26	—	0.54	—	11.99	9.84	0.73	0.58	0.58	2.53	37,945	112
10-31-19	11.04	0.21•	0.94	1.15	0.32	0.43	—	0.75	—	11.44	11.37	0.75	0.53	0.53	1.93	12,657	36
10-31-18	11.81	0.23	(0.56)	(0.33)	0.37	0.07	—	0.44	—	11.04	(2.99)	0.73	0.48	0.48	2.06	6,991	23
10-31-17	10.81	0.23	1.08	1.31	0.24	0.07	—	0.31	—	11.81	12.45	0.77	0.50	0.50	2.05	8,001	46
10-31-16	10.49	0.19	0.26	0.45	0.13	—	—	0.13	—	10.81	4.41	0.75	0.57	0.57	1.74	8,146	20
Class C
04-30-21+	11.82	0.05•	1.12	1.17	0.24	0.11	—	0.35	—	12.64	9.91	1.39	1.38	1.38	0.86	4,712	37
10-31-20	11.25	0.25	0.75	1.00	0.17	0.26	—	0.43	—	11.82	9.14	1.48	1.33	1.33	2.10	4,189	112
10-31-19	10.87	0.14•	0.90	1.04	0.23	0.43	—	0.66	—	11.25	10.40	1.50	1.28	1.28	1.31	4,564	36
10-31-18	11.63	0.14	(0.54)	(0.40)	0.29	0.07	—	0.36	—	10.87	(3.65)	1.48	1.23	1.23	1.30	5,112	23
10-31-17	10.66	0.15	1.06	1.21	0.17	0.07	—	0.24	—	11.63	11.55	1.52	1.25	1.25	1.28	5,817	46
10-31-16	10.36	0.10	0.27	0.37	0.07	—	—	0.07	—	10.66	3.58	1.50	1.32	1.32	0.96	5,543	20
Class I
04-30-21+	12.04	0.11•	1.15	1.26	0.36	0.11	—	0.47	—	12.83	10.52	0.39	0.38	0.38	1.81	6,193	37
10-31-20	11.47	0.35•	0.77	1.12	0.29	0.26	—	0.55	—	12.04	10.15	0.46	0.33	0.33	3.07	4,536	112
10-31-19	11.08	0.27	0.90	1.17	0.35	0.43	—	0.78	—	11.47	11.58	0.51	0.28	0.28	2.29	3,628	36
10-31-18	11.85	0.25•	(0.55)	(0.30)	0.40	0.07	—	0.47	—	11.08	(2.72)	0.49	0.23	0.23	2.14	3,270	23
10-31-17	10.86	0.24	1.09	1.33	0.27	0.07	—	0.34	—	11.85	12.64	0.53	0.25	0.25	2.18	1,712	46
10-31-16	10.53	0.21•	0.28	0.49	0.16	—	—	0.16	—	10.86	4.74	0.57	0.32	0.32	1.94	672	20
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Global Perspectives® Fund(5) (continued)
Class R
04-30-21+	11.94	0.09•	1.12	1.21	0.29	0.11	—	0.40	—	12.75	10.21	0.89	0.88	0.88	1.37	26,013	37
10-31-20	11.37	0.31	0.75	1.06	0.23	0.26	—	0.49	—	11.94	9.67	0.98	0.83	0.83	2.59	24,073	112
10-31-19	10.99	0.20	0.90	1.10	0.29	0.43	—	0.72	—	11.37	10.94	1.00	0.78	0.78	1.78	24,978	36
10-31-18	11.75	0.21•	(0.56)	(0.35)	0.34	0.07	—	0.41	—	10.99	(3.14)	0.98	0.73	0.73	1.77	24,776	23
10-31-17	10.77	0.20	1.07	1.27	0.22	0.07	—	0.29	—	11.75	12.06	1.02	0.75	0.75	1.77	24,518	46
10-31-16	10.45	0.15	0.28	0.43	0.11	—	—	0.11	—	10.77	4.19	1.00	0.82	0.82	1.48	21,296	20
Class W
04-30-21+	12.06	0.12•	1.14	1.26	0.36	0.11	—	0.47	—	12.85	10.48	0.39	0.38	0.38	1.85	41,366	37
10-31-20	11.49	0.33•	0.79	1.12	0.29	0.26	—	0.55	—	12.06	10.13	0.48	0.33	0.33	2.85	32,837	112
10-31-19	11.10	0.24•	0.93	1.17	0.35	0.43	—	0.78	—	11.49	11.55	0.50	0.28	0.28	2.17	18,878	36
10-31-18	11.86	0.22•	(0.51)	(0.29)	0.40	0.07	—	0.47	—	11.10	(2.65)	0.48	0.23	0.23	1.90	11,844	23
10-31-17	10.86	0.27	1.07	1.34	0.27	0.07	—	0.34	—	11.86	12.69	0.52	0.25	0.25	2.28	4,629	46
10-31-16	10.54	0.21	0.27	0.48	0.16	—	—	0.16	—	10.86	4.67	0.50	0.32	0.32	1.99	4,071	20
Voya Multi-Manager International Small Cap Fund
Class A
04-30-21+	52.86	0.28•	18.55	18.83	0.80	—	—	0.80	—	70.89	35.89	1.65	1.53	1.53	0.87	62,974	43
10-31-20	51.61	0.31•	2.06	2.37	1.12	—	—	1.12	—	52.86	4.56	1.67	1.53	1.53	0.62	46,220	91
10-31-19	55.06	0.55	1.38	1.93	0.69	4.69	—	5.38	—	51.61	4.77	1.76	1.54	1.54	1.01	46,448	57
10-31-18	63.00	0.44•	(7.82)	(7.38)	0.56	—	—	0.56	—	55.06	(11.82)	1.78	1.58	1.58	0.70	53,086	46
10-31-17	48.53	0.30•	14.44	14.74	0.27	—	—	0.27	—	63.00	30.55	1.84	1.65	1.65	0.56	64,193	50
10-31-16	48.81	0.28	(0.19)	0.09	0.37	—	—	0.37	—	48.53	0.19	1.83	1.66	1.66	0.57	60,149	64
Class C
04-30-21+	48.57	0.02•	17.11	17.13	0.32	—	—	0.32	—	65.38	35.37	2.40	2.38	2.38	0.08	1,196	43
10-31-20	47.47	(0.35)•	2.20	1.85	0.75	—	—	0.75	—	48.57	3.86	2.42	2.28	2.28	(0.73)	978	91
10-31-19	50.97	0.14•	1.29	1.43	0.24	4.69	—	4.93	—	47.47	3.99	2.51	2.29	2.29	0.30	7,575	57
10-31-18	58.29	(0.01)•	(7.24)	(7.25)	0.07	—	—	0.07	—	50.97	(12.45)	2.50	2.30	2.30	(0.02)	9,791	46
10-31-17	44.94	(0.05)•	13.40	13.35	—	—	—	—	—	58.29	29.71	2.49	2.30	2.30	(0.10)	12,490	50
10-31-16	45.21	(0.04)•	(0.17)	(0.21)	0.06	—	—	0.06	—	44.94	(0.46)	2.48	2.31	2.31	(0.10)	15,299	64
Class I
04-30-21+	52.68	0.39•	18.47	18.86	0.98	—	—	0.98	—	70.56	36.11	1.35	1.20	1.20	1.23	77,919	43
10-31-20	51.44	0.44•	2.10	2.54	1.30	—	—	1.30	—	52.68	4.91	1.35	1.20	1.20	0.88	54,488	91
10-31-19	54.99	0.75	1.30	2.05	0.91	4.69	—	5.60	—	51.44	5.10	1.46	1.21	1.21	1.45	72,771	57
10-31-18	62.99	0.73•	(7.87)	(7.14)	0.86	—	—	0.86	—	54.99	(11.49)	1.44	1.22	1.22	1.16	81,260	46
10-31-17	48.55	0.44•	14.50	14.94	0.50	—	—	0.50	—	62.99	31.13	1.43	1.22	1.22	0.82	73,299	50
10-31-16	48.84	0.48•	(0.18)	0.30	0.59	—	—	0.59	—	48.55	0.63	1.39	1.22	1.22	1.02	100,754	64
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Multi-Manager International Small Cap Fund (continued)
Class P3
04-30-21+	54.16	0.78•	19.04	19.82	1.01	—	—	1.01	—	72.97	36.93	2.33	0.00	0.00	2.40	5	43
10-31-20	51.86	1.12•	2.08	3.20	0.90	—	—	0.90	—	54.16	6.16	2.47	0.00*	0.00*	2.17	3	91
02-28-19(4) - 10-31-19	49.44	1.09•	1.33	2.42	—	—	—	—	—	51.86	4.89	2.44	0.00*	0.00*	3.24	3	57
Class W
04-30-21+	65.22	0.43•	22.92	23.35	0.91	—	—	0.91	—	87.66	36.05	1.40	1.28	1.28	1.11	33,779	43
10-31-20	63.40	0.50•	2.57	3.07	1.25	—	—	1.25	—	65.22	4.82	1.42	1.28	1.28	0.80	25,810	91
10-31-19	66.30	0.87	1.75	2.62	0.83	4.69	—	5.52	—	63.40	5.07	1.51	1.29	1.29	1.35	31,724	57
10-31-18	75.77	0.60•	(9.28)	(8.68)	0.79	—	—	0.79	—	66.30	(11.57)	1.50	1.30	1.30	0.79	30,608	46
10-31-17	58.29	0.63	17.30	17.93	0.45	—	—	0.45	—	75.77	31.03	1.49	1.30	1.30	0.93	60,853	50
10-31-16	58.51	0.53	(0.23)	0.30	0.52	—	—	0.52	—	58.29	0.53	1.48	1.31	1.31	0.92	49,086	64
Voya Russia Fund
Class A
04-30-21+	28.76	0.08•	7.68	7.76	0.95	2.06	—	3.01	—	33.51	27.57	1.96	1.96	1.96	0.49	72,719	29
10-31-20	37.47	0.98•	(6.50)	(5.52)	1.68	1.51	—	3.19	—	28.76	(16.56)	1.87	1.87	1.87	3.00	60,598	55
10-31-19	29.71	1.48•	7.04	8.52	0.76	—	—	0.76	—	37.47	29.52	2.02	2.00	2.00	4.52	83,473	36
10-31-18	29.30	0.82•	0.39	1.21	0.80	—	—	0.80	—	29.71	4.14	2.15	2.00	2.00	2.70	72,854	34
10-31-17	24.35	0.64	4.75	5.39	0.44	—	—	0.44	—	29.30	22.29	2.08	2.00	2.00	2.34	79,896	25
10-31-16	22.33	0.45•	2.18	2.63	0.61	—	—	0.61	—	24.35	12.28	2.08	2.00	2.00	2.07	74,307	34
Class I
04-30-21+	28.89	0.13•	7.72	7.85	1.05	2.06	—	3.11	—	33.63	27.79	1.62	1.62	1.62	0.79	1,870	29
10-31-20	37.65	0.89•	(6.34)	(5.45)	1.80	1.51	—	3.31	—	28.89	(16.35)	1.58	1.58	1.58	2.65	1,603	55
10-31-19	29.83	1.56•	7.08	8.64	0.82	—	—	0.82	—	37.65	29.89	1.70	1.70	1.70	4.70	3,551	36
10-31-18	29.48	0.72•	0.53	1.25	0.90	—	—	0.90	—	29.83	4.25	1.80	1.75	1.75	2.34	2,950	34
10-31-17	24.51	0.65•	4.83	5.48	0.51	—	—	0.51	—	29.48	22.56	1.72	1.72	1.72	2.38	6,331	25
10-31-16	22.49	0.51	2.17	2.68	0.66	—	—	0.66	—	24.51	12.51	1.73	1.73	1.73	2.14	5,026	34
Class W
04-30-21+	28.81	0.12•	7.69	7.81	1.03	2.06	—	3.09	—	33.53	27.73	1.71	1.71	1.71	0.72	303	29
10-31-20	37.54	1.10•	(6.55)	(5.45)	1.77	1.51	—	3.28	—	28.81	(16.39)	1.62	1.62	1.62	3.38	240	55
10-31-19	29.78	1.34•	7.25	8.59	0.83	—	—	0.83	—	37.54	29.80	1.77	1.75	1.75	4.14	284	36
10-31-18	29.39	0.80•	0.45	1.25	0.86	—	—	0.86	—	29.78	4.28	1.90	1.75	1.75	2.62	362	34
10-31-17	24.35	1.07•	4.47	5.54	0.50	—	—	0.50	—	29.39	22.93	1.83	1.75	1.75	3.95	613	25
10-31-16	22.36	0.40•	2.26	2.66	0.67	—	—	0.67	—	24.35	12.50	1.83	1.75	1.75	1.83	203	34

(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.

(2)
Annualized for periods less than one year.

See Accompanying Notes to Financial Statements

Financial Highlights (continued)

(3)
Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.

(4)
Commencement of operations.

(5)
Ratios do not include expenses of underlying funds.

+
Unaudited.

•
Calculated using average number of shares outstanding throughout the year or period.

*
Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS as of April 30, 2021 (Unaudited)

NOTE 1 — ORGANIZATION
Voya Mutual Funds (the “Trust”) is a Delaware statutory trust organized on December 18, 1992 and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end investment management company. There are ten separate active investment series, five of which are included in this report (each, a “Fund” and collectively, the “Funds”): Voya Global Bond Fund (“Global Bond”), Voya Global High Dividend Low Volatility Fund (“Global High Dividend Low Volatility”), Voya Global Perspectives® Fund (“Global Perspectives®”), Voya Multi-Manager International Small Cap Fund (“Multi-Manager International Small Cap”), and Voya Russia Fund (“Russia”). Each Fund, except Russia, is a diversified series of the Trust. Russia is a non-diversified series of the Trust.
Each Fund offers at least one or more of the following classes of shares: Class A, Class C, Class I, Class P, Class P3, Class R, Class R6 and Class W. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees and shareholder servicing fees and transfer agent fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a fund and earn income and realized gains/losses from a fund pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a fund or a class are charged directly to that fund or class. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from the differences in separate class expenses, including distribution and shareholder servicing fees, if applicable, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.
Class C shares, along with their pro rata reinvested dividend shares, automatically convert to Class A shares ten years after purchase.
Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Funds. Voya Investment Management Co. LLC (“Voya IM”), a Delaware limited liability company, serves as the sub-adviser to all Funds except Multi-Manager International Small Cap and Russia. Voya Investments Distributor, LLC (“VID” or the
“Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Funds.
The investment companies in which certain Funds invest are collectively referred to as the “Underlying Funds.”
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements. Each Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.
A. Security Valuation. Each Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of each Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Fund is closed for business, Fund shares will not be priced and a Fund does not transact purchase and redemption orders. To the extent a Fund’s assets are traded in other markets on days when a Fund does not price its shares, the value of a Fund’s assets will likely change and you will not be able to purchase or redeem shares of a Fund.
Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on

NOTES TO FINANCIAL STATEMENTS as of April 30, 2021 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.
When a market quotation is not readily available or is deemed unreliable, each Fund will determine a fair value for the relevant asset in accordance with procedures adopted by the Funds’ Board of Trustees (“Board”). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter (“OTC”) market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by an independent pricing service; (f) OTC swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service; and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.
The prospectuses of the open-end registered investment companies in which each Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Foreign securities’ (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.
All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Funds’ valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Funds. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine each Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Fund.
Each investment asset or liability of the Funds is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant

NOTES TO FINANCIAL STATEMENTS as of April 30, 2021 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

unobservable inputs, including each sub-adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Funds’ investments under these levels of classification is included within the Portfolio of Investments.
GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when the Fund has a significant amount of Level 3 investments.
B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded, net of any applicable withholding tax, on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Funds. Premium amortization and discount accretion are determined by the effective yield method. Capital gain dividends from Underlying Funds are recorded as capital gain distributions from affiliated Underlying Funds.
C. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars.
Any foreign currency amounts are translated into U.S. dollars on the following basis:
(1)
Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)
Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Funds and Underlying Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities that are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid, and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.
D. Risk Exposures and the Use of Derivative Instruments. The Funds’ investment strategies permit them to enter into various types of derivatives contracts, including, but not limited to, forward foreign currency exchange contracts, futures, purchased options, written options, and swaps. In doing so, the Funds will employ strategies in differing combinations to permit them to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.
In pursuit of their investment objectives, the Funds may seek to increase or decrease their exposure to the following market or credit risk factors:
Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time,

NOTES TO FINANCIAL STATEMENTS as of April 30, 2021 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Fund to achieve its investment objectives.
Foreign Exchange Rate Risk. To the extent that a Fund invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Fund through foreign currency exchange transactions.
Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.
Interest Rate Risk. With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this report, the United States experiences a low interest rate environment, which may increase a Fund’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. For a fund that invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets.Further, recent and potential changes in government policy may affect interest rates.
Risks of Investing in Derivatives. The Funds’ use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where the Funds are using derivatives to decrease or hedge exposures to market or credit risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Fund and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Fund to the risk of improper valuation.
Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated OTC with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Fund to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.
Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. The

NOTES TO FINANCIAL STATEMENTS as of April 30, 2021 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Funds’ derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Funds intend to enter into financial transactions with counterparties that they believe to be creditworthy at the time of the transaction. To reduce this risk, the Funds generally enter into master netting arrangements, established within the Funds’ International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by the Funds and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.
The Funds may also enter into collateral agreements with certain counterparties to further mitigate credit risk associated with OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from the Funds is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.
At April 30, 2021, the maximum amount of loss that Global Bond would incur if its counterparties failed to perform would be $3,860,512, which represents the gross payments to be received on open OTC purchased options and total return swaps and forward foreign currency contracts were they to be unwound as of April 30, 2021. To reduce the amount of potential loss to Global Bond, certain counterparties have pledged $3,480,000 in cash collateral for open OTC derivatives.
The Funds have credit related contingent features that if triggered would allow their derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Funds. Credit related contingent features are established between the Funds and their derivatives counterparties to reduce the risk that the Funds will not fulfill their payment obligations to their counterparties. These triggering features include, but are not limited to, a percentage decrease in a Fund’s net assets and/or a percentage decrease in a Fund’s NAV, which could cause a Fund to accelerate payment of any net liability owed to the counterparty. The contingent features are established within the Funds’ Master Agreements.
Global Bond had a liability position of $2,206,866 on forward foreign currency contracts, total return swaps and written OTC options with credit related contingent features. If a contingent feature would have been triggered as of April 30, 2021, Global Bond could have been required to pay this amount in cash to its counterparties. The Funds did not pledge any cash collateral at April 30, 2021 for their open OTC derivative transactions.
E. Forward Foreign Currency Transactions and Futures Contracts. Each Fund and Underlying Fund may enter into forward foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar, generally in connection with the planned purchases or sales of securities. The Funds and Underlying Funds either enter into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or may use forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Multi-Manager International Small Cap used forward foreign currency contracts primarily to protect their non-U.S. dollar denominated holdings from adverse currency movements. Global Bond used forward foreign currency contracts primarily to gain currency exposure and to protect its non-U.S. dollar denominated holdings from adverse currency movements. The Funds had an average contract amount on forward foreign currency contracts to buy and sell as follows:
	Buy	Sell
Global Bond	$338,000,675	$162,462,377
Multi-Manager International Small Cap	—	11,349
Please refer to the tables within the Portfolio of Investments for Global Bond for open forward foreign currency contracts at April 30, 2021. Multi-Manager International Small Cap did not have any open forward foreign currency contracts at April 30, 2021.
Each Fund and Underlying Fund may enter into futures contracts involving foreign currency, interest rates, securities and securities indices. Each Fund and Underlying Fund intends to limit its use of futures contracts and futures options to “bona fide hedging” transactions, as

NOTES TO FINANCIAL STATEMENTS as of April 30, 2021 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

such term is defined in applicable regulations, interpretations and practice. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price.
Upon entering into such a contract, the Funds are required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Funds each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities. Open futures contracts, if any, are reported on a table within each Fund’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements, if any, on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in each Fund’s Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in each Fund’s Statement of Operations. Realized gains (losses) are reported in each Fund’s Statement of Operations at the closing or expiration of futures contracts.
Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended April 30, 2021, Global Bond had both purchased and sold futures contracts on various bonds and notes to gain exposure to different parts of the yield curve to assist the Fund with its duration strategy. Futures contracts are purchased to provide immediate market exposure proportionate to the size of the Fund’s respective cash flows and residual cash balances in order to decrease potential tracking error if the cash remained uninvested in the market. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
During the period ended April 30, 2021, Global Bond had an average notional value of $121,102,354 and
$80,970,912 on futures contracts purchased and sold, respectively. Please refer to the table for Global Bond within the Portfolio of Investments for open futures contracts at April 30, 2021.
F. Options Contracts. The Funds may write call and put options on futures, interest rate caps and floors, swaps (“swaptions”), securities, commodities or foreign currencies it owns or in which it may invest. Writing put options tends to increase the Funds’ exposure to the underlying instrument. Writing call options tends to decrease the Funds’ exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Forward premium swaptions include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. A Fund as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Funds may not be able to enter into a closing transaction because of an illiquid market.
The Funds may also purchase put and call options. Purchasing call options tends to increase the Funds’ exposure to the underlying instrument. Purchasing put options tends to decrease the Funds’ exposure to the underlying instrument. The Funds pay a premium which is included on the Statements of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.
During the period ended April 30, 2021, Global Bond had purchased and written interest rate swaptions to gain

NOTES TO FINANCIAL STATEMENTS as of April 30, 2021 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

additional exposure to interest rates and to generate income. Global Bond had an average notional amount of $19,298,398 and $14,366,553 on purchased and written interest rate swaptions, respectively. There were no open purchased interest rate swaptions at April 30, 2021. Please refer to the tables within the Portfolio of Investments for open written interest rate swaptions at April 30, 2021.
During the period ended April 30, 2021, Global Bond had purchased and written foreign currency options to gain additional exposure to foreign currencies and to generate income. Global Bond had an average notional amount of $19,085,333 and $10,113,333 on purchased and written foreign currency options, respectively. Please refer to the tables within the Portfolio of Investments for open purchased and written foreign currency options at April 30, 2021.
During the period ended April 30, 2021, Global Bond had purchased credit default swaptions in an attempt to gain exposure to certain credit markets. Global Bond had an average notional amount of $5,167,000 on purchased credit default swaptions. Please refer to the tables within the Portfolio of Investments for open purchased credit default swaptions at April 30, 2021.
G. Swap Agreements. Certain Funds may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. Subsequent changes in fair value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. A Fund may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported following each Fund’s Portfolio of Investments.
Swaps are marked to market daily using quotations primarily from third party pricing services, counterparties or brokers. The value of the swap contract is recorded on each Fund’s Statement of Assets and Liabilities. During the term of the swap, changes in the value of the swap, if any, are recorded as unrealized gains or losses on the Statements of Operations. Upfront payments paid or received by a Fund when entering into the agreements are reported on the Statement of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statement of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on each Fund’s Statements of Operations upon termination or maturity of the swap. A Fund also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statements of Operations.
In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and a Fund’s counterparty on the swap agreement becomes the CCP. A Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, a Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are footnoted as pledged on the Portfolio of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) on the Statements of Operations.
Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on each Fund’s Statement of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.
Credit Default Swap Contracts. A credit default swap is a bilateral agreement between counterparties in which the buyer of the protection agrees to make a stream of periodic payments to the seller of protection in exchange for the right to receive a specified return in the event of a default or other credit event for a referenced entity, obligation or index. As a seller of protection on credit default swaps, a Fund will generally receive from the buyer a fixed payment stream based on the notional amount of the swap contract. This fixed payment stream will continue until the swap contract expires or a defined credit event occurs.

NOTES TO FINANCIAL STATEMENTS as of April 30, 2021 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

A Fund is subject to credit risk in the normal course of pursuing its investment objectives. As a seller of protection in a credit default swap, a Fund may execute these contracts to manage its exposure to the market or certain sectors of the market. A Fund may also enter into credit default swaps to speculate on changes in an issuer’s credit quality, to take advantage of perceived spread advantages, or to offset an existing short equivalent (i.e. buying protection on an equivalent reference entity).
Certain Funds may sell credit default swaps which expose these Funds to the risk of loss from credit risk-related events specified in the contract. Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/ moratorium. If a Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.
Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Fund’s Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/
selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting fair values serve as the indicator of the current status of the payment/ performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The maximum amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreements, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.
For the period ended April 30, 2021, Global Bond bought credit protection on credit default swap indices (“CDX”) with an average notional amount of $19,464,000 to hedge the credit risk associated with various sectors within the credit market. A CDX is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. There were no open credit default swaps to buy protection at April 30, 2021.
Interest Rate Swap Agreements. Certain Funds may enter into interest rate swaps. An interest rate swap is an agreement between counterparties to exchange periodic payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.
For the period ended April 30, 2021, Global Bond has entered into interest rate swaps in which it pays a floating interest rate and receives a fixed interest rate (“long interest rate swap”) in order to increase exposure to interest rate risk. Average notional amounts on long interest rate swaps were $30,389,191.
For the period ended April 30, 2021, Global Bond has entered into interest rate swaps in which it pays a fixed interest rate and receives a floating interest rate (“short interest rate swap”) in order to decrease exposure to interest rate risk. Average notional amounts on short interest rate swaps were $88,637,724.
Global Bond entered into interest rate swaps to manage its duration. Please refer to the table within the Portfolio of Investments for Global Bond for open centrally cleared interest rate swaps at period end.

NOTES TO FINANCIAL STATEMENTS as of April 30, 2021 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

At April 30, 2021, Global Bond had pledged $836,000 for open centrally cleared swaps.
Total Return Swap Agreements. Total return swaps are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities, or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, a Fund would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, a Fund would owe payments on any net positive total return, and would receive payments in the event of a net negative total return. A Fund’s use of a total return swap exposes the Fund to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index
For the period ended April 30, 2021, Global Bond entered into total return swaps on sovereign bonds with an average notional amount of $33,822,892 on receiver total return swaps. Please refer to the table for Global Bond within the Portfolio of Investments for open total return swaps at April 30, 2021.
H. Distributions to Shareholders. The Funds record distributions to their shareholders on ex-dividend date. Each Fund, except for Global Bond and Global High Dividend Low Volatility, declares and pays dividends, if any, annually. Global Bond declares dividends daily and pays dividends, if any, monthly. Global High Dividend Low Volatility declares and pays dividends, if any, quarterly. Each Fund distributes capital gains, if any, annually. The Funds may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.
I. Federal Income Taxes. It is the policy of each Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Funds’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.
The Funds may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.
J. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
K. Securities Lending. Each Fund has the option to temporarily loan securities representing up to 33 1∕3% of its total assets (except Multi-Manager International Small Cap and Global High Dividend Low Volatility, which can each lend up to 30% of its total assets) to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Funds will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Funds will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Funds will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Funds. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Funds to be more volatile. The use of leverage may increase expenses and increase the impact of the Funds’ other risks.
L. Restricted Securities. Each Fund may invest in restricted securities which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.

NOTES TO FINANCIAL STATEMENTS as of April 30, 2021 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Securities that are not registered for sale to the public under the 1933 Act are referred to as “restricted securities.” These securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Many times these securities are subject to legal or contractual restrictions on resale. As a result of the absence of a public trading market, the prices of these securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.
M. Delayed-Delivery or When-Issued Transactions. Each Fund may purchase or sell securities on a when-issued or a delayed-delivery basis. Each Fund may enter into forward commitments. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of such is identified in the Funds’ Portfolio of investments. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Funds are required to segregate liquid assets with the Funds’ custodian sufficient to cover the purchase price.
To mitigate counterparty risk, the Funds have entered into Master Securities Forward Transaction Agreements (“MSFTA”) with their respective counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all the when-issued or delayed-delivery transactions with a particular counterparty. Cash collateral, if any, is presented on the Statements of Assets and Liabilities as an asset (Cash pledged as collateral for delayed-delivery or when-issued securities) and a liability (Cash received as collateral for delayed-delivery or when-issued securities).
At April 30, 2021, there was no cash collateral pledged or received by any Fund for delayed-delivery or when-issued transactions.
N. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.
NOTE 3 — INVESTMENT TRANSACTIONS
For the period ended April 30, 2021, the cost of purchases and the proceeds from the sales of securities, excluding short-term and U.S. government securities, were as follows:
	Purchases	Sales
Global Bond	$143,756,818	$63,677,782
Global High Dividend Low Volatility	116,485,514	125,841,480
Global Perspectives®	79,241,557	46,022,179
Multi-Manager International Small Cap	66,694,123	64,526,755
Russia	20,383,039	24,008,404
U.S. government securities not included above were as follows:
	Purchases	Sales
Global Bond	$318,089,858	$322,908,875
NOTE 4 — REDEMPTION FEES
A 2% redemption fee is charged on shares of Russia that are redeemed (including in connection with an exchange) within 365 days or less from their date of purchase. The redemption fee is recorded as an addition to paid-in capital. Total redemption fee proceeds for the period ended April 30, 2021 and the year ended October 31, 2020 were $3,530 and $62,299, respectively, and are reflected in the accompanying Statements of Changes in Net Assets.
NOTE 5 — INVESTMENT MANAGEMENT FEES
The Funds have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Funds. The Investment Adviser oversees all investment advisory and portfolio management services for the Funds and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Funds, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. Voya Investments, the Investment Adviser to Multi-Manager International Small Cap, may, from time to time, directly manage a portion of the Fund’s investment portfolio. The Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Fund, at the following annual rates.

NOTES TO FINANCIAL STATEMENTS as of April 30, 2021 (Unaudited) (continued)

NOTE 5 — INVESTMENT MANAGEMENT FEES (continued)

Fund	As a Percentage of Average Daily Net Assets
Global Bond(1)	0.50%
Global High Dividend Low Volatility	0.50%
Global Perspectives®	0.20% on affiliated Underlying Funds; 0.40% on unaffiliated Underlying Funds or other direct investments
Multi-Manager International Small Cap	1.00% on first $500 million; 0.95% on next $500 million; and 0.90% in excess of $1 billion
Russia	1.35%

(1)
The Investment Adviser is contractually obligated to waive the management fee for Class P shares of Global Bond. This waiver is not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

The Investment Adviser has entered into a sub-advisory agreement with each respective sub-adviser. These sub-advisers provide investment advice for the various Funds and are paid by the Investment Adviser based on the average daily net assets of the respective Funds. Subject to such policies as the Board or the Investment Adviser may determine, each sub-adviser manages each respective Fund’s assets in accordance with that Fund’s investment objectives, policies, and limitations. The sub-adviser of each Fund is as follows (*denotes an affiliated sub-adviser):
Fund	Sub-Adviser
Global Bond	Voya IM*
Global High Dividend Low Volatility	Voya IM*
Global Perspectives®	Voya IM*
Multi-Manager International Small Cap	Acadian Asset Management LLC and Victory Capital Management Inc.
Russia	NNIP Advisors B.V.
NOTE 6 — DISTRIBUTION AND SERVICE FEES
Class A, Class C and Class R shares of each respective Fund has a plan (each a “Plan” and collectively, the “Plans”), whereby the Distributor is reimbursed or compensated (depending on the class of shares) by the Funds for expenses incurred in the distribution of each Fund’s shares (“Distribution Fees”). Pursuant to the Plans, the Distributor is entitled to a payment each month for expenses incurred in the distribution and promotion of each Fund’s shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees (“Service Fees”) paid to securities dealers who have executed a distribution agreement with the Distributor. Under the Plans, each class of shares of a Fund pays the Distributor a Distribution and/or Service Fee based on average daily net assets at the following annual rates:
Fund	Class A	Class C	Class R
Global Bond	0.25%	1.00%	0.50%
Global High Dividend Low Volatility Fund	0.25%	1.00%	N/A
Global Perspectives®	0.25%	1.00%	0.50%
Multi-Manager International Small Cap	0.25%	1.00%	N/A
Russia	0.25%	N/A	N/A
The Distributor may also retain the proceeds of the initial sales charge paid by shareholders upon the purchase of Class A shares, and the contingent deferred sales charge paid by shareholders upon certain redemptions for Class A and Class C shares. For the period ended April 30, 2021, the Distributor retained the following amounts in sales charges from the following Funds:
	Class A	Class C
Initial Sales Charges:
Global Bond	$436	$—
Global High Dividend Low Volatility	1,101	—
Global Perspectives®	1,594	—
Multi-Manager International Small Cap	567	—
Russia	965	—
Contingent Deferred Sales Charges:
Global Bond	$25	$100
Global High Dividend Low Volatility	—	102
Global Perspectives®	—	65
Multi-Manager International Small Cap	12	—
NOTE 7 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
At April 30, 2021, the following direct or indirect, wholly-owned subsidiary of Voya Financial, Inc. or affiliated investment company owned more than 5% of the following Funds:
Subsidiary/Affiliated Investment Company	Fund	Percentage
Voya Global Diversified Payment Fund	Global Bond	7.69%
Voya Institutional Trust Company	Global Bond	5.33
	Global Perspectives®	61.94
	Multi-Manager International Small Cap	7.52
The Investment Adviser may request that the Funds’ sub-advisers use their best efforts (subject to obtaining best execution of each transaction) to allocate a Fund’s equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will

NOTES TO FINANCIAL STATEMENTS as of April 30, 2021 (Unaudited) (continued)

NOTE 7 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

reimburse a portion of the brokerage commissions to pay certain expenses of that Fund. Any amounts credited to the Funds are reflected as brokerage commission recapture on the Statements of Operations.
The Funds have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Funds. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Funds purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Funds, and will not materially affect the Funds’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.
The Funds may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended April 30, 2021, the per account fees for affiliated recordkeeping services paid by each Fund were as follows:
Fund	Amount
Global Bond	$16,263
Global High Dividend Low Volatility	3,661
Global Perspectives®	22,521
Multi-Manager International Small Cap	18,628
Russia	—
NOTE 8 — EXPENSE LIMITATION AGREEMENTS
The Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses and acquired fund fees and expenses to the levels listed below:
Fund	Class A	Class C	Class I	Class P	Class P3	Class R	Class R6	Class W
Global Bond	0.90%	1.65%	0.65%	0.15%	0.00%	1.15%	0.65%	0.65%
Global High Dividend Low Volatility	0.85%	1.60%	0.60%	N/A	N/A	N/A	0.57%	0.60%
Global Perspectives® (1)	1.23%	1.98%	0.98%	N/A	N/A	1.48%	N/A	0.98%
Fund	Class A	Class C	Class I	Class P	Class P3	Class R	Class R6	Class W
Multi-Manager International Small Cap	1.95%	2.60%	1.40%	N/A	0.00%	N/A	N/A	1.60%
Russia	2.15%	N/A	1.90%	N/A	N/A	N/A	N/A	1.90%

(1)
For Global Perspectives®, the operating expense limits shown take into account the operating expenses incurred at the Underlying Fund level. The amount of fees and expenses of an Underlying Fund borne by each Fund will vary based on each Fund’s allocation of assets to, and the net expenses of, a particular Underlying Fund.

Pursuant to side letter agreements, through March 1, 2022, the Investment Adviser has further lowered the expense limits for the following Funds. If the Investment Adviser elects not to renew a side letter agreement, the expense limits will revert to the limits listed in the table above. There is no guarantee that these side letter agreements will continue. Termination or modification of these obligations requires approval by the Board.
Fund	Class A	Class C	Class I	Class W
Multi-Manager International Small Cap(2)	1.53%	2.28%	1.20%	1.28%
Russia(2)	2.00%	N/A	1.75%	1.75%

(2)
Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment.

Unless otherwise specified above and with the exception of the non-recoupable management fee waivers for Class P of Global Bond, the Investment Adviser may at a later date recoup from a Fund for class specific fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.
As of April 30, 2021, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates are as follows:
	April 30,
	2022	2023	2024	Total
Global Bond	$42,662	$9,825	$12,878	$65,365
Global High Dividend Low Volatility	346,564	188,261	246,509	781,334
Global Perspectives®	131,780	120,869	66,632	319,281

NOTES TO FINANCIAL STATEMENTS as of April 30, 2021 (Unaudited) (continued)

NOTE 8 — EXPENSE LIMITATION AGREEMENTS (continued)

In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment Adviser, and the related expiration dates as of April 30, 2021, are as follows:
	April 30,
	2022	2023	2024	Total
Global Bond
Class A	$52,049	$42,526	$41,519	$136,094
Class C	17,792	10,644	5,646	34,082
Class I	21,628	17,116	14,807	53,551
Class P	10	—	—	10
Class P3	10	27	36	73
Class R	8,824	7,856	7,482	24,162
Class W	96,250	106,579	144,061	346,890
Global High Dividend Low Volatility
Class A	$122,111	$149,914	$170,833	$442,858
Class C	36,505	23,897	5,316	65,718
Class R6	—	4	134	138
Class W	2,086	2,057	2,737	6,880
Global Perspectives®
Class I	$276	$170	$—	$446
The expense limitation agreements are contractual through March 1, 2022, and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.
NOTE 9 — LINE OF CREDIT
Effective May 15, 2020, each Fund, in addition to certain other funds managed by the Investment Adviser, has entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through May 14, 2021. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of a Fund or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to May 15, 2020, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through May 15, 2020.
Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.
The following Fund utilized the line of credit during the period ended April 30, 2021:
Fund	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Multi-Manager International Small Cap	2	$1,208,000	1.28%

NOTE 10 — CAPITAL SHARES
Transactions in capital shares and dollars were as follows:
	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Redemption fee proceeds	Shares redeemed	Shares converted	Net increase (decrease)
Year or period ended	#	#	#	#	#	#	($)	($)	($)	$	($)	$	($)
Global Bond
Class A
4/30/2021	432,737	—	71,028	(365,268)	—	138,497	4,308,342	—	702,015	—	(3,637,859)	—	1,372,498
10/31/2020	1,156,719	—	143,049	(1,131,534)	285	168,519	11,173,138	—	1,371,599	—	(10,788,796)	2,741	1,758,683
Class C
4/30/2021	1,628	—	7,596	(106,973)	—	(97,749)	16,168	—	74,719	—	(1,057,668)	—	(966,781)
10/31/2020	23,227	—	21,431	(506,767)	—	(462,110)	223,309	—	204,225	—	(4,861,859)	—	(4,434,325)
Class I
4/30/2021	14,405,225	—	231,800	(1,059,309)	—	13,577,716	143,628,017	—	2,260,233	—	(10,464,390)	—	135,423,860
10/31/2020	1,306,224	—	178,955	(3,379,467)	—	(1,894,288)	12,421,449	—	1,708,626	—	(32,528,776)	—	(18,398,702)
Class O(2)
4/30/2021	—	—	—	—	—	—	—	—	—	—	—	—	—
10/31/2020	1	—	—	—	(291)	(290)	9	—	—	—	—	(2,741)	(2,732)
Class P
4/30/2021	—	—	323	—	—	323	—	—	3,197	—	—	—	3,197
10/31/2020	84	—	649	(20)	—	713	810	—	6,237	—	(195)	—	6,852
Class P3
4/30/2021	57,705	—	5,715	(28,607)	—	34,813	568,215	—	56,318	—	(281,865)	—	342,668
10/31/2020	109,219	—	10,345	(65,656)	—	53,909	1,045,633	—	98,996	—	(624,020)	—	520,609

NOTES TO FINANCIAL STATEMENTS as of April 30, 2021 (Unaudited) (continued)

NOTE 10 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Redemption fee proceeds	Shares redeemed	Shares converted	Net increase (decrease)
Year or period ended	#	#	#	#	#	#	($)	($)	($)	$	($)	$	($)
Global Bond (continued)
Class R
4/30/2021	68,871	—	12,603	(54,482)	—	26,992	684,908	—	124,555	—	(537,039)	—	272,424
10/31/2020	66,852	—	26,250	(102,200)	—	(9,097)	643,995	—	251,488	—	(965,283)	—	(69,801)
Class R6
4/30/2021	2,122,384	—	266,820	(2,977,312)	—	(588,108)	20,929,070	—	2,632,552	—	(29,242,479)	—	(5,680,857)
10/31/2020	5,011,835	—	560,048	(5,461,391)	—	110,491	47,818,797	—	5,358,780	—	(50,293,329)	—	2,884,248
Class W
4/30/2021	1,604,931	—	297,024	(5,932,648)	—	(4,030,693)	15,619,906	—	2,879,862	—	(56,601,895)	—	(38,102,127)
10/31/2020	12,185,213	—	516,080	(6,978,278)	—	5,723,015	114,718,421	—	4,851,903	—	(62,322,688)	—	57,247,636
Global High Dividend Low Volatility
Class A
4/30/2021	66,139	—	47,902	(369,609)	—	(255,568)	2,472,055	—	1,819,587	—	(13,604,002)	—	(9,312,360)
10/31/2020	931,812	1,232,455	97,641	(1,024,288)	—	1,237,620	34,649,695	41,208,125	3,077,992	—	(34,151,537)	—	44,784,275
Class C
4/30/2021	3,615	—	1,105	(44,810)	—	(40,090)	129,560	—	39,285	—	(1,524,246)	—	(1,355,401)
10/31/2020	8,978	29,482	4,665	(827,666)	—	(784,541)	292,167	917,676	144,849	—	(28,497,316)	—	(27,142,625)
Class I
4/30/2021	107,118	—	15,461	(91,035)	—	31,544	3,939,865	—	591,920	—	(3,385,338)	—	1,146,447
10/31/2020	763,028	95,178	31,316	(381,017)	—	508,505	27,771,337	3,210,029	1,005,330	—	(13,851,237)	—	18,135,460
Class R6
4/30/2021	2,905	—	23	(18)	—	2,910	108,423	—	905	—	(705)	—	108,623
2/28/2020(1) - 10/31/2020	88	—	2	—	—	90	3,000	—	60	—	—	—	3,060
Class W
4/30/2021	3,632	—	915	(10,155)	—	(5,608)	134,548	—	34,999	—	(379,270)	—	(209,723)
10/31/2020	34,528	14,916	1,771	(23,967)	—	27,248	1,143,240	502,727	57,185	—	(844,146)	—	859,006
Global Perspectives®
Class A
4/30/2021	2,168,240	—	129,964	(95,627)	—	2,202,577	27,277,686	—	1,621,950	—	(1,202,682)	—	27,696,954
10/31/2020	2,166,296	—	62,448	(171,669)	—	2,057,075	24,776,171	—	701,919	—	(1,942,566)	—	23,535,524
Class C
4/30/2021	30,948	—	9,898	(22,459)	—	18,387	384,620	—	122,440	—	(276,567)	—	230,493
10/31/2020	56,423	—	15,145	(122,623)	—	(51,055)	633,660	—	168,715	—	(1,369,068)	—	(566,693)
Class I
4/30/2021	153,355	—	14,784	(62,066)	—	106,073	1,933,551	—	185,093	—	(778,285)	—	1,340,359
10/31/2020	187,213	—	15,961	(142,867)	—	60,307	2,125,028	—	179,724	—	(1,585,863)	—	718,889
Class R
4/30/2021	87,585	—	64,558	(127,820)	—	24,323	1,094,108	—	804,388	—	(1,602,248)	—	296,248
10/31/2020	225,442	—	95,366	(500,490)	—	(179,681)	2,472,862	—	1,069,057	—	(5,706,045)	—	(2,164,125)
Class W
4/30/2021	723,440	—	105,861	(332,701)	—	496,600	9,144,115	—	1,327,493	—	(4,202,536)	—	6,269,072
10/31/2020	1,377,656	—	80,883	(379,507)	—	1,079,032	15,677,254	—	912,363	—	(4,331,387)	—	12,258,230
Multi-Manager International Small Cap
Class A
4/30/2021	53,036	—	10,652	(49,790)	—	13,898	3,480,146	—	644,034	—	(3,168,156)	—	956,024
10/31/2020	166,621	—	16,718	(208,903)	30	(25,534)	8,916,906	—	897,593	—	(10,101,949)	1,588	(285,862)
Class C
4/30/2021	861	—	110	(2,819)	—	(1,848)	51,861	—	6,126	—	(163,892)	—	(105,905)
10/31/2020	1,540	—	2,352	(143,311)	—	(139,419)	70,130	—	116,665	—	(7,142,381)	—	(6,955,586)
Class I
4/30/2021	154,012	—	12,989	(97,077)	—	69,924	9,993,607	—	780,664	—	(6,157,362)	—	4,616,909
10/31/2020	181,261	—	23,627	(585,028)	—	(380,141)	9,179,188	—	1,260,476	—	(29,647,752)	—	(19,208,089)
Class O(2)
4/30/2021	—	—	—	—	—	—	—	—	—	—	—	—	—
10/31/2020	—	—	—	—	(30)	(30)	—	—	—	—	—	(1,588)	(1,588)
Class P3
4/30/2021	—	—	1	—	—	1	—	—	62	—	—	—	62
10/31/2020	—	—	1	—	—	1	—	—	54	—	—	—	54
Class W
4/30/2021	14,800	—	4,760	(29,995)	—	(10,435)	1,204,250	—	355,603	—	(2,327,795)	—	(767,942)
10/31/2020	42,526	—	9,011	(156,135)	—	(104,598)	2,505,116	—	595,520	—	(8,603,682)	—	(5,503,046)
Russia
Class A
4/30/2021	50,054	—	183,186	(170,128)	—	63,112	1,656,349	—	5,797,835	3,487	(5,542,949)	—	1,914,722
10/31/2020	90,590	—	176,128	(387,417)	—	(120,699)	2,888,645	—	6,475,037	61,244	(12,246,744)	—	(2,821,818)
Class I
4/30/2021	8,265	—	5,688	(13,823)	—	130	269,020	—	180,427	14	(453,534)	—	(4,073)
10/31/2020	38,124	—	8,401	(85,358)	—	(38,833)	1,387,897	—	309,519	921	(2,379,130)	—	(680,793)
Class W
4/30/2021	471	—	783	(548)	—	706	15,500	—	24,773	29	(18,325)	—	21,977
10/31/2020	3,174	—	745	(3,131)	—	788	101,242	—	27,370	134	(95,254)	—	33,492

(1)
Commencement of operations.

(2)
Class O converted to Class A on November 22, 2019.

NOTES TO FINANCIAL STATEMENTS as of April 30, 2021 (Unaudited) (continued)

NOTE 11 — SECURITIES LENDING
Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Funds can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the close of business of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Funds on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Funds bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Funds indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.
Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.
Generally, in the event of counterparty default, the Funds have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Funds in the event the Funds are delayed or prevented from exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a fund.
The following tables represent a summary of each respective Fund’s securities lending agreements by counterparty which are subject to offset under the Agreement as of April 30, 2021:
Global Bond
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Citigroup Global Markets Limited	$778,694	$(778,694)	$—
J.P. Morgan Securities LLC	204,143	(204,143)	—
Societe Generale	204,983	(204,983)	—
TD Securities (USA) Inc.	448,641	(448,641)	—
Total	$1,636,461	$(1,636,461)	$—

(1)
Cash collateral with a fair value of $1,673,039 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Global High Dividend Low Volatility
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$544,393	$(544,393)	$—
Total	$544,393	$(544,393)	$—

(1)
Cash collateral with a fair value of $578,773 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Multi-Manager International Small Cap
Counterparty	Securities Loaned at Value	Cash Collateral eceived(1)	Net Amount
Citigroup Global Markets Limited	$42,301	$(42,301)	$—
Credit Suisse AG	72,928	(72,928)	—
Credit Suisse Securities (Europe) Limited	99,924	(99,924)	—
Credit Suisse Securities (USA) LLC	71,945	(71,945)	—
Deutsche Bank, AG	784	(784)	—
Deutsche Bank Securities Inc.	143,224	(143,224)	—
HSBC Bank PLC	10,846	(10,846)	—
JP Morgan Securities, Plc.	17,478	(17,478)	—
Cantor Fitzgerald & Co	123,712	(123,712)	—
Jefferies LLC	482,090	(482,090)	—
Total	$1,065,232	$(1,065,232)	$—

(1)
Cash collateral with a fair value of $1,132,071 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 12 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign

NOTES TO FINANCIAL STATEMENTS as of April 30, 2021 (Unaudited) (continued)

NOTE 12 — FEDERAL INCOME TAXES (continued)

currency transactions, futures contracts, income from passive foreign investment companies (PFICs), paydowns, swaps, capital loss carryforwards and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.
Dividends paid by the Funds from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.
The tax composition of dividends and distributions to shareholders was as follows:
	Year Ended October 31, 2020			Year Ended October 31, 2019
	Ordinary Income	Long-term Capital Gain	Return of Capital	Ordinary Income	Long-term Capital Gain	Return of Capital
Global Bond	$12,369,536	$—	$1,733,108	$10,705,835	$—	$1,487,272
Global High Dividend Low Volatility	4,847,340	—	111,718	7,061,815	—	—
Global Perspectives®	1,548,160	1,483,997	—	1,410,741	1,962,395	—
Multi-Manager International Small Cap	3,520,259	—	—	2,894,825	13,824,115	—
Russia	3,909,035	3,482,955	—	1,916,493	—	—
A significant portion of the monthly distribution payments made by Global Bond may constitute a return of capital.
The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of October 31, 2020 were:
	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized	Appreciation/ (Depreciation) Amount	Capital Loss Carryforwards
					Character	Expiration
Global Bond	$—	$—	$5,872,368	$—	—	—
Global High Dividend Low Volatility	—	—	8,792,529	(39,049,406)	Short-term	None
				(42,806,654)	Long-term	None
				$(81,856,060)*
Global Perspectives®	2,478,906	—	5,664,123	—	—	—
Multi-Manager International Small Cap	1,368,091	—	7,748,429	(1,530,089)	Short-term	None
Russia	962,708	4,405,059	10,148,471	—	—	—

*
Utilization of these capital losses is subject to annual limitations under Section 382 of the Internal Revenue Code.

The Funds’ major tax jurisdictions are U.S. federal and Arizona state.
As of April 30, 2021, no provision for income tax is required in the Funds’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.
NOTE 13 — LONDON INTERBANK OFFERED RATE (“LIBOR”)
The U.K. Financial Conduct Authority has announced that it intends to stop persuading or compelling banks to submit LIBOR rates after 2021, and it remains unclear whether LIBOR will continue to exist after that date and, if so, in what form. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in many major currencies. The U.S. Federal Reserve Board, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing a Secured Overnight Funding Rate (“SOFR”) that is intended to replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication.

NOTES TO FINANCIAL STATEMENTS as of April 30, 2021 (Unaudited) (continued)

NOTE 13 — LONDON INTERBANK OFFERED RATE (“LIBOR”) (continued)

Discontinuance of LIBOR and adoption/implementation of alternative rates pose a number of risks, including among others whether any substitute rate will experience the market participation and liquidity necessary to provide a workable substitute for LIBOR; the effect on parties’ existing contractual arrangements, hedging transactions, and investment strategies generally from a conversion from LIBOR to alternative rates; the effect on a Fund’s existing investments (including, for example, fixed-income investments; senior loans; CLOs and CDOs; and derivatives transactions), including the possibility that some of those investments may terminate or their terms may be adjusted to the disadvantage of a Fund; and the risk of general market disruption during the period of the conversion. It is difficult to predict at this time the likely impact of the transition away from LIBOR on a Fund. On November 30, 2020, the administrator of LIBOR announced a delay in the phase out of a majority of the U.S. dollar LIBOR publications until June 30, 2023, with the remainder of LIBOR publications to still end at the end of 2021.
NOTE 14 — LIQUIDITY
Consistent with Rule 22e-4 under the 1940 Act, the Funds have established a liquidity risk management program to govern their approach to managing liquidity risk (the “Program”). The Board has approved the designation of the Funds’ Adviser, Voya Investments, as the program administrator (the “Program Administrator”). The Program Administrator is responsible for implementing and monitoring the Program and has formed a Liquidity Risk Management Committee (the “Committee”) to assess and review, on an ongoing basis, each Fund’s liquidity risk.
The Program includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of liquidity risk factors and the periodic classification (or re-classification, as necessary) of a Fund’s investments into buckets (highly liquid, moderately liquid, less liquid and illiquid) that reflect the Committee’s assessment of the investments’ liquidity under current market conditions. The Committee also utilizes Fund-specific data, including information regarding a Fund’s shareholder base, characteristics of its investments, access to borrowing arrangements and historical redemptions to determine whether a Fund will be able to meet its redemption obligations in a timely manner.
During the period covered by the annual assessment, January 1, 2020 through December 31, 2020, the Program supported the Funds’ ability to honor redemption requests in a timely manner and the Program Administrator’s management of each Fund’s liquidity risk, including during any periods of market volatility and net redemptions.
There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to each Fund’s prospectus for more information regarding each Fund’s exposure to liquidity risk and other risks.
NOTE 15 — MARKET DISRUPTION
A Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. War, terrorism, global health crises and pandemics, and other geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and world economies and markets generally. For example, the COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. Those events as well as other changes in non-U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the investments of the portfolio and of the Funds. Any of these occurrences could disrupt the operations of a Fund and of the Funds’ service providers.
NOTE 16 — OTHER ACCOUNTING PRONOUNCEMENTS
The Funds have adopted the provisions of Financial Accounting Standards Board Accounting Standards Update 2018-13 (“ASU 2018-13”), Fair Value Measurement (Topic 820): Disclosure Framework —Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 introduces new fair value disclosure requirements as well as provides guidance that eliminates, adds and modifies certain disclosure requirements for fair value measurements. The impact of the Funds’ adoption was limited to changes in the Funds’ financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant

NOTES TO FINANCIAL STATEMENTS as of April 30, 2021 (Unaudited) (continued)

NOTE 16 — OTHER ACCOUNTING PRONOUNCEMENTS (continued)

unobservable inputs for Level 3 fair value measurements, when applicable. Upon evaluation, the Funds have concluded that the adoption of the new accounting standard does not materially impact the financial statement amounts.
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.
NOTE 17 — REORGANIZATIONS
On September 18, 2020, Global High Dividend Low Volatility (“Acquiring Fund”) acquired all of the net assets and assumed all liabilities of Voya Global Equity Dividend Fund (“Acquired Fund”), an open-end investment company that is not included in this report, in a tax-free reorganization in exchange for shares of the Acquiring Fund. For financial reporting purposes, assets received and shares issued by the Acquiring Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund were carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Assuming the acquisition had been completed on November 1, 2019, the beginning of the annual reporting period of the Acquiring Fund, the Acquiring Fund’s pro forma results of operations for the period ended October 31, 2020, are as follows (Unaudited):
Net investment income	$6,056,555
Net realized and unrealized loss on investments	$(35,241,955)
Net decrease in net assets resulting from operations	$(29,185,400)
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the Acquiring Fund’s statement of operations since September 18, 2020. Net assets and unrealized appreciation or depreciation as of the reorganization date were as follows:
Total Net Assets of Acquired Fund (000s)	Total Net Assets of Acquiring Fund (000s)	Acquired Fund’s Capital Loss Carryforwards (000s)	Acquired Fund’s Unrealized Appreciation (000s)	Funds’ Conversion Ratio
$45,839	$211,060	$4,911	$2,572	0.3843
The net assets of the Acquiring Fund after the acquisition of Acquired Fund were $256,898,229.
NOTE 18 — SUBSEQUENT EVENTS
Dividends: Subsequent to April 30, 2021, the following Fund declared dividends from net investment income of:
	Per Share Amount	Payable Date	Record Date
Global Bond
Class A	$0.0362	June 1, 2021	Daily
Class C	$0.0298	June 1, 2021	Daily
Class I	$0.0380	June 1, 2021	Daily
Class P	$0.0424	June 1, 2021	Daily
Class P3	$0.0434	June 1, 2021	Daily
Class R	$0.0331	June 1, 2021	Daily
Class R6	$0.0383	June 1, 2021	Daily
Class W	$0.0365	June 1, 2021	Daily
Line of Credit Annual Renewal: Effective May 14, 2021, the funds to which the Credit Agreement is available entered into a 30-day extension of the Credit Agreement with BNY for an aggregate amount of $400,000,000 and continued to pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. The 30-day extended Credit Agreement expired on June 14, 2021. Effective June 14, 2021, the funds to which the Credit Agreement is available entered into a renewed 364-Day Credit Agreement with BNY for an aggregate amount of $400,000,000 and will pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.
The Funds have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than above, no such subsequent events were identified.

PORTFOLIO OF INVESTMENTS
Voya Global Bond Fund	as of April 30, 2021 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 35.6%
	Australia: 0.1%
350,000 (1)	FMG Resources August 2006 Pty Ltd., 4.375%, 04/01/2031	$364,039	0.1
100,000 (1)	Newcrest Finance Pty Ltd., 3.250%, 05/13/2030	105,792	0.0
		469,831	0.1
	Brazil: 0.8%
400,000 (1)(2)	Itau Unibanco Holding SA/Cayman Island, 3.875%, 04/15/2031	388,940	0.1
250,000 (1)	Klabin Austria GmbH, 3.200%, 01/12/2031	238,650	0.0
300,000 (1)	Klabin Austria GmbH, 5.750%, 04/03/2029	333,912	0.1
400,000	MercadoLibre, Inc., 2.375%, 01/14/2026	399,690	0.1
200,000	MercadoLibre, Inc., 3.125%, 01/14/2031	191,564	0.0
250,000 (1)	Minerva Luxembourg SA, 4.375%, 03/18/2031	243,847	0.1
400,000 (1)	Natura Cosmeticos SA, 4.125%, 05/03/2028	406,500	0.1
550,000	Petrobras Global Finance BV, 5.600%, 01/03/2031	594,550	0.1
250,000	Suzano Austria GmbH, 5.000%, 01/15/2030	275,288	0.1
400,000	Vale Overseas Ltd., 3.750%, 07/08/2030	421,300	0.1
		3,494,241	0.8
	Canada: 0.7%
465,000 (1)	1011778 BC ULC / New Red Finance, Inc., 4.000%, 10/15/2030	453,982	0.1
250,000 (2)	Canadian Imperial Bank of Commerce, 2.606%, 07/22/2023	256,742	0.1
324,000	Canadian Imperial Bank of Commerce, 3.100%, 04/02/2024	346,249	0.1
220,000 (1)	Cascades, Inc./Cascades USA, Inc., 5.375%, 01/15/2028	229,576	0.1
239,000	Fortis, Inc./Canada, 3.055%, 10/04/2026	256,414	0.1
340,000 (1)	GFL Environmental, Inc., 3.500%, 09/01/2028	328,142	0.1
75,000 (1)	GFL Environmental, Inc., 3.750%, 08/01/2025	76,456	0.0
200,000	Nutrien Ltd., 2.950%, 05/13/2030	209,321	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Canada (continued)
450,000 (1)(3)	Petronas Energy Canada Ltd., 2.112%, 03/23/2028	$448,026	0.1
135,000	Teck Resources Ltd., 6.000%, 08/15/2040	165,633	0.0
		2,770,541	0.7
	Cayman Islands: 0.3%
350,000	Alibaba Group Holding Ltd., 2.125%, 02/09/2031	337,745	0.1
350,000	Alibaba Group Holding Ltd., 2.700%, 02/09/2041	326,432	0.1
430,000 (1)	Seagate HDD Cayman, 3.375%, 07/15/2031	414,582	0.1
		1,078,759	0.3
	Chile: 0.5%
200,000 (1)	ATP Tower Holdings LLC / Andean Tower Partners Colombia SAS / Andean Telecom Par, 4.050%, 04/27/2026	197,400	0.0
300,000 (1)	Celulosa Arauco y Constitucion SA, 4.250%, 04/30/2029	327,177	0.1
325,000 (1)	Colbun SA, 3.150%, 03/06/2030	332,967	0.1
300,000 (1)	Inversiones CMPC SA, 3.850%, 01/13/2030	319,725	0.1
725,000 (1)	VTR Comunicaciones SpA, 4.375%, 04/15/2029	730,800	0.2
		1,908,069	0.5
	China: 0.2%
720,000	Alibaba Group Holding Ltd., 3.600%, 11/28/2024	781,605	0.2

	Colombia: 0.4%
250,000 (3)	Banco de Bogota SA, 6.250%, 05/12/2026	279,438	0.0
200,000	Bancolombia SA, 3.000%, 01/29/2025	205,252	0.0
325,000	Ecopetrol SA, 5.375%, 06/26/2026	365,121	0.1
250,000	Ecopetrol SA, 6.875%, 04/29/2030	303,437	0.1
300,000 (1)	Oleoducto Central SA, 4.000%, 07/14/2027	318,724	0.1
300,000 (1)	Promigas SA ESP / Gases del Pacifico SAC, 3.750%, 10/16/2029	304,700	0.1
		1,776,672	0.4

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Global Bond Fund	as of April 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Denmark: 0.1%
336,000 (1)	Danske Bank A/S, 5.375%, 01/12/2024	$374,526	0.1
	France: 0.7%
215,000 (1)(2)	BNP Paribas SA, 3.052%, 01/13/2031	223,025	0.0
1,200,000 (1)	BNP Paribas SA, 3.500%, 03/01/2023	1,264,972	0.3
335,000 (1)	BPCE SA, 2.700%, 10/01/2029	344,048	0.1
728,000 (1)	BPCE SA, 5.150%, 07/21/2024	816,486	0.2
250,000 (1)	BPCE SA, 5.700%, 10/22/2023	278,646	0.1
		2,927,177	0.7
	Hong Kong: 0.1%
400,000 (1)	CK Hutchison International 21 Ltd., 2.500%, 04/15/2031	398,906	0.1

	India: 0.3%
300,000 (1)	Adani Ports & Special Economic Zone Ltd., 4.375%, 07/03/2029	310,213	0.1
300,000 (1)	Indian Railway Finance Corp. Ltd., 3.249%, 02/13/2030	297,789	0.1
200,000 (1)(2)	Network i2i Ltd., 3.975%, 12/31/2199	201,205	0.0
500,000 (1)	Reliance Industries Ltd., 3.667%, 11/30/2027	540,557	0.1
		1,349,764	0.3
	Indonesia: 0.7%
200,000 (1)	Hutama Karya Persero PT, 3.750%, 05/11/2030	213,199	0.0
300,000 (1)	Medco Bell Pte Ltd., 6.375%, 01/30/2027	308,370	0.1
350,000 (1)	Pertamina Persero PT, 2.300%, 02/09/2031	332,603	0.1
400,000 (3)	Pertamina Persero PT, 3.100%, 08/27/2030	409,812	0.1
225,000 (1)	Pertamina Persero PT, 3.650%, 07/30/2029	238,816	0.0
750,000 (1)	Perusahaan Listrik Negara PT, 3.875%, 07/17/2029	788,932	0.2
425,000 (1)	Perusahaan Listrik Negara PT, 5.375%, 01/25/2029	490,703	0.1
225,000	Perusahaan Listrik Negara PT, 5.450%, 05/21/2028	260,719	0.1
		3,043,154	0.7
	Israel: 0.1%
325,000 (1)(2)	Mizrahi Tefahot Bank Ltd., 3.077%, 04/07/2031	330,688	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Italy: 0.1%
340,000	Telecom Italia Capital SA, 7.721%, 06/04/2038	$446,250	0.1
	Japan: 0.4%
200,000	Mitsubishi UFJ Financial Group, Inc., 2.193%, 02/25/2025	207,829	0.0
255,000 (1)	Mizuho Bank Ltd., 3.200%, 03/26/2025	273,705	0.1
200,000	Sumitomo Mitsui Financial Group, Inc., 2.448%, 09/27/2024	210,116	0.1
766,000	Sumitomo Mitsui Financial Group, Inc., 3.784%, 03/09/2026	849,739	0.2
		1,541,389	0.4
	Kazakhstan: 0.4%
200,000 (1)	Development Bank of Kazakhstan JSC, 2.950%, 05/06/2031	198,737	0.0
675,000	KazMunayGas National Co. JSC, 4.750%, 04/19/2027	770,527	0.2
275,000	KazMunayGas National Co. JSC, 5.375%, 04/24/2030	327,423	0.1
325,000 (1)	Tengizchevroil Finance Co. International Ltd., 3.250%, 08/15/2030	332,592	0.1
		1,629,279	0.4
	Kuwait: 0.1%
200,000 (1)	Equate Petrochemical BV, 2.625%, 04/28/2028	200,875	0.0
200,000 (1)(2)	NBK Tier 1 Financing 2 Ltd., 4.500%, 12/31/2199	209,375	0.1
		410,250	0.1
	Malaysia: 0.0%
200,000 (1)	Genm Capital Labuan Ltd., 3.882%, 04/19/2031	198,581	0.0

	Mexico: 1.1%
700,000 (1)	Alpek SAB de CV, 3.250%, 02/25/2031	690,480	0.2
300,000 (1)	Alpek SAB de CV, 4.250%, 09/18/2029	318,285	0.1
400,000 (1)	Cemex SAB de CV, 3.875%, 07/11/2031	396,434	0.1
675,000 (1)	Cemex SAB de CV, 5.200%, 09/17/2030	735,416	0.2
400,000 (1)	Comision Federal de Electricidad, 4.677%, 02/09/2051	373,630	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Global Bond Fund	as of April 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Mexico (continued)
500,000 (1)	Orbia Advance Corp. SAB de CV, 4.875%, 09/19/2022	$526,350	0.1
200,000	Petroleos Mexicanos, 4.500%, 01/23/2026	201,500	0.0
200,000	Petroleos Mexicanos, 5.500%, 06/27/2044	162,972	0.0
600,000	Petroleos Mexicanos, 5.950%, 01/28/2031	580,110	0.1
275,000 (1)	Petroleos Mexicanos, 6.875%, 10/16/2025	300,564	0.1
200,000	Petroleos Mexicanos, 6.875%, 08/04/2026	217,650	0.1
		4,503,391	1.1
	Netherlands: 0.6%
250,000	Cooperatieve Rabobank UA, 4.375%, 08/04/2025	278,868	0.0
355,000	ING Groep NV, 4.050%, 04/09/2029	399,231	0.1
530,000 (1)	OCI NV, 4.625%, 10/15/2025	553,519	0.1
696,000	Shell International Finance BV, 3.250%, 05/11/2025	758,966	0.2
300,000	Shell International Finance BV, 4.000%, 05/10/2046	337,509	0.1
290,000 (1)	Siemens Financieringsmaatschappij NV, 2.350%, 10/15/2026	303,167	0.1
		2,631,260	0.6
	Norway: 0.0%
56,000	Equinor ASA, 3.125%, 04/06/2030	59,995	0.0

	Panama: 0.3%
500,000 (1)	AES Panama Generation Holdings SRL, 4.375%, 05/31/2030	519,520	0.1
500,000 (1)	Banco Nacional de Panama, 2.500%, 08/11/2030	479,857	0.1
275,000 (1)	ENA Master Trust, 4.000%, 05/19/2048	278,438	0.1
		1,277,815	0.3
	Peru: 0.7%
375,000 (1)(2)	Banco de Credito del Peru, 3.125%, 07/01/2030	371,812	0.1
450,000 (1)(2)	Banco de Credito del Peru, 3.250%, 09/30/2031	442,739	0.1
450,000 (1)	Banco Internacional del Peru SAA Interbank, 3.250%, 10/04/2026	456,489	0.1
300,000 (1)	Corp Financiera de Desarrollo SA, 2.400%, 09/28/2027	288,101	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Peru (continued)
225,000	Inkia Energy Ltd., 5.875%, 11/09/2027	$228,656	0.0
675,000 (1)	InRetail Consumer, 3.250%, 03/22/2028	646,583	0.1
300,000	Kallpa Generacion SA, 4.125%, 08/16/2027	308,772	0.1
375,000 (1)	Petroleos del Peru SA, 4.750%, 06/19/2032	381,750	0.1
		3,124,902	0.7
	Qatar: 0.1%
275,000 (1)	Ooredoo International Finance Ltd., 2.625%, 04/08/2031	278,139	0.1

	Russia: 0.6%
250,000 (1)	ALROSA Finance SA, 4.650%, 04/09/2024	267,470	0.0
250,000 (1)	Evraz PLC, 5.250%, 04/02/2024	270,526	0.1
500,000 (1)	Gazprom PJSC via Gaz Finance PLC, 2.950%, 01/27/2029	485,518	0.1
450,000	Gazprom PJSC Via Gaz Finance PLC, 3.250%, 02/25/2030	445,829	0.1
325,000	Gazprom PJSC Via Gaz Finance PLC, 4.599%, 12/31/2199	331,825	0.1
300,000 (1)	MMK International Capital DAC, 4.375%, 06/13/2024	320,749	0.1
250,000 (1)	Severstal OAO Via Steel Capital SA, 3.150%, 09/16/2024	258,129	0.0
300,000 (1)	Sibur Securities DAC, 2.950%, 07/08/2025	304,853	0.1
		2,684,899	0.6
	Saudi Arabia: 0.1%
200,000 (1)	Saudi Arabian Oil Co., 2.250%, 11/24/2030	193,642	0.1
200,000 (1)	Saudi Arabian Oil Co., 3.250%, 11/24/2050	183,995	0.0
		377,637	0.1
	Singapore: 0.1%
365,000 (1)(2)	Oversea-Chinese Banking Corp. Ltd., 1.832%, 09/10/2030	363,577	0.1

	South Africa: 0.1%
300,000 (1)	Gold Fields Orogen Holdings BVI Ltd., 5.125%, 05/15/2024	328,532	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Global Bond Fund	as of April 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	South Africa (continued)
200,000	Sasol Financing USA LLC, 5.500%, 03/18/2031	$203,598	0.0
		532,130	0.1
	South Korea: 0.1%
275,000 (1)	Kookmin Bank, 2.500%, 11/04/2030	268,711	0.0
300,000 (1)(2)	Kookmin Bank, 4.350%, 12/31/2199	316,747	0.1
		585,458	0.1
	Switzerland: 0.8%
456,000 (1)	Credit Suisse AG, 6.500%, 08/08/2023	505,180	0.1
1,000,000 (1)(2)	Credit Suisse Group AG, 2.997%, 12/14/2023	1,035,193	0.3
604,000	UBS AG/Stamford CT, 7.625%, 08/17/2022	656,783	0.2
1,000,000 (1)(2)	UBS Group AG, 1.008%, 07/30/2024	1,006,860	0.2
		3,204,016	0.8
	Thailand: 0.2%
500,000 (1)(2)	Bangkok Bank PCL/Hong Kong, 5.000%, 12/31/2199	526,715	0.1
450,000 (1)	GC Treasury Center Co. Ltd., 2.980%, 03/18/2031	448,545	0.1
		975,260	0.2
	Turkey: 0.3%
275,000 (1)	Akbank TAS, 6.800%, 02/06/2026	285,495	0.1
200,000 (1)	Turkiye Sinai Kalkinma Bankasi AS, 5.875%, 01/14/2026	197,424	0.0
300,000 (1)	Turkiye Vakiflar Bankasi TAO, 6.500%, 01/08/2026	301,112	0.1
400,000 (1)(2)	Yapi ve Kredi Bankasi AS, 7.875%, 01/22/2031	405,773	0.1
		1,189,804	0.3
	United Arab Emirates: 0.3%
300,000 (1)	Abu Dhabi National Energy Co. PJSC, 2.000%, 04/29/2028	299,598	0.1
300,000	DP World Crescent Ltd., 4.848%, 09/26/2028	340,129	0.1
350,000 (1)	Galaxy Pipeline Assets Bidco Ltd., 2.160%, 03/31/2034	344,083	0.1
300,000 (1)	Galaxy Pipeline Assets Bidco Ltd., 2.940%, 09/30/2040	294,143	0.0
		1,277,953	0.3
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United Kingdom: 1.5%
600,000 (1)	Anglo American Capital PLC, 3.625%, 09/11/2024	$649,314	0.1
241,000 (1)	BAE Systems PLC, 3.400%, 04/15/2030	257,637	0.1
500,000 (2)	HSBC Holdings PLC, 3.803%, 03/11/2025	539,246	0.1
1,490,000 (2)	HSBC Holdings PLC, 3.973%, 05/22/2030	1,632,681	0.4
250,000	HSBC Holdings PLC, 4.300%, 03/08/2026	281,808	0.1
316,000 (2)	Lloyds Banking Group PLC, 2.907%, 11/07/2023	327,364	0.1
240,000 (1)	LSEGA Financing PLC, 3.200%, 04/06/2041	242,392	0.1
200,000 (2)	Natwest Group PLC, 4.519%, 06/25/2024	215,798	0.0
200,000 (1)	Reckitt Benckiser Treasury Services PLC, 3.000%, 06/26/2027	215,886	0.0
750,000 (1)	Royalty Pharma PLC, 1.200%, 09/02/2025	742,370	0.2
497,000 (1)	Royalty Pharma PLC, 1.750%, 09/02/2027	489,944	0.1
300,000 (1)	Royalty Pharma PLC, 3.550%, 09/02/2050	284,566	0.1
270,000 (1)	Standard Chartered PLC, 5.300%, 01/09/2043	320,947	0.1
		6,199,953	1.5
	United States: 22.7%
120,000	AbbVie, Inc., 3.200%, 11/21/2029	128,382	0.0
750,000	AbbVie, Inc., 3.800%, 03/15/2025	821,985	0.2
43,000	AbbVie, Inc., 4.050%, 11/21/2039	48,077	0.0
361,000	AbbVie, Inc., 4.300%, 05/14/2036	414,656	0.1
225,000 (1)	Academy Ltd., 6.000%, 11/15/2027	239,767	0.1
550,000	Activision Blizzard, Inc., 3.400%, 09/15/2026	606,498	0.1
322,000	Advance Auto Parts, Inc., 3.900%, 04/15/2030	352,590	0.1
420,000	AECOM, 5.125%, 03/15/2027	467,775	0.1
59,000	Aetna, Inc., 2.800%, 06/15/2023	61,645	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Global Bond Fund	as of April 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States (continued)
310,000 (1)	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 3.500%, 03/15/2029	$298,000	0.1
160,000 (1)	Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC, 5.875%, 02/15/2028	170,612	0.0
400,000	Alexandria Real Estate Equities, Inc., 2.000%, 05/18/2032	380,342	0.1
230,000 (1)	Allison Transmission, Inc., 3.750%, 01/30/2031	222,237	0.1
250,000	Altria Group, Inc., 4.500%, 05/02/2043	261,574	0.1
130,000	Altria Group, Inc., 4.800%, 02/14/2029	148,016	0.0
112,000	American Electric Power Co., Inc., 3.250%, 03/01/2050	107,259	0.0
79,000	American International Group, Inc., 4.250%, 03/15/2029	89,290	0.0
350,000	American International Group, Inc., 4.500%, 07/16/2044	403,346	0.1
579,000	American International Group, Inc., 4.750%, 04/01/2048	700,243	0.2
655,000	American Tower Corp., 2.750%, 01/15/2027	688,089	0.2
200,000	AmerisourceBergen Corp., 3.450%, 12/15/2027	219,326	0.1
107,000	AmerisourceBergen Corp., 4.300%, 12/15/2047	122,125	0.0
330,000	Amgen, Inc., 3.200%, 11/02/2027	357,746	0.1
129,000	Amgen, Inc., 4.563%, 06/15/2048	154,487	0.0
105,000 (1)	AMN Healthcare, Inc., 4.000%, 04/15/2029	105,312	0.0
100,000 (1)	AMN Healthcare, Inc., 4.625%, 10/01/2027	103,437	0.0
250,000	Amphenol Corp., 2.800%, 02/15/2030	258,742	0.1
465,000 (1)	ANGI Group LLC, 3.875%, 08/15/2028	463,145	0.1
297,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.900%, 02/01/2046	355,383	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States (continued)
310,000	Anheuser-Busch InBev Worldwide, Inc., 4.750%, 01/23/2029	$364,079	0.1
250,000	Anthem, Inc., 3.700%, 09/15/2049	265,193	0.1
435,000	Apache Corp., 5.100%, 09/01/2040	446,962	0.1
250,000	Apple, Inc., 2.650%, 05/11/2050	232,565	0.1
710,000	Apple, Inc., 2.650%, 02/08/2051	660,360	0.2
154,000	Apple, Inc., 3.450%, 02/09/2045	165,988	0.0
439,000	Asbury Automotive Group, Inc., 4.750%, 03/01/2030	459,304	0.1
125,000	AT&T, Inc., 2.750%, 06/01/2031	124,931	0.0
221,000 (1)	AT&T, Inc., 3.650%, 09/15/2059	204,194	0.0
568,000	AT&T, Inc., 4.300%, 02/15/2030	641,269	0.2
316,000 (1)	Athene Global Funding, 2.800%, 05/26/2023	329,391	0.1
250,000 (1)	Athene Global Funding, 2.950%, 11/12/2026	264,715	0.1
400,000 (2)	Bank of America Corp., 1.197%, 10/24/2026	397,539	0.1
246,000 (2)	Bank of America Corp., 1.898%, 07/23/2031	233,547	0.1
679,000 (2)	Bank of America Corp., 2.496%, 02/13/2031	681,501	0.2
396,000 (2)	Bank of America Corp., 2.687%, 04/22/2032	401,090	0.1
396,000 (2)	Bank of America Corp., 3.311%, 04/22/2042	404,624	0.1
900,000 (2)	Bank of America Corp., 3.419%, 12/20/2028	975,394	0.2
250,000 (2)	Bank of America Corp., 3.458%, 03/15/2025	268,144	0.1
465,000 (2)	Bank of America Corp., 3.864%, 07/23/2024	497,213	0.1
200,000 (2)	Bank of America Corp., 4.083%, 03/20/2051	224,941	0.1
316,000	Bank of America Corp., 4.183%, 11/25/2027	353,721	0.1
125,000 (2)	Bank of America Corp., 4.330%, 03/15/2050	145,150	0.0
183,000	BAT Capital Corp., 2.259%, 03/25/2028	179,614	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Global Bond Fund	as of April 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States (continued)
445,000 (1)	Bausch Health Cos, Inc., 5.250%, 01/30/2030	$448,062	0.1
200,000	Becton Dickinson and Co., 3.363%, 06/06/2024	215,513	0.1
250,000 (1)	Berry Global, Inc., 5.625%, 07/15/2027	266,562	0.1
99,000	Boeing Co/The, 5.150%, 05/01/2030	115,239	0.0
79,000	Boston Scientific Corp., 4.000%, 03/01/2029	88,565	0.0
500,000	Boston Scientific Corp., 4.550%, 03/01/2039	595,325	0.1
56,000	BP Capital Markets America, Inc., 3.000%, 02/24/2050	51,816	0.0
766,000	BP Capital Markets America, Inc., 3.216%, 11/28/2023	817,236	0.2
221,000	Bristol-Myers Squibb Co., 3.875%, 08/15/2025	246,897	0.1
125,000	Brookfield Finance LLC, 3.450%, 04/15/2050	122,778	0.0
435,000 (1)	Builders FirstSource, Inc., 5.000%, 03/01/2030	462,807	0.1
289,000	Burlington Northern Santa Fe LLC, 3.900%, 08/01/2046	322,721	0.1
45,000	Burlington Northern Santa Fe LLC, 4.450%, 03/15/2043	54,452	0.0
110,000	Carrier Global Corp., 2.722%, 02/15/2030	112,098	0.0
275,000	CDW LLC / CDW Finance Corp., 3.250%, 02/15/2029	272,937	0.1
225,000	Centene Corp., 3.375%, 02/15/2030	226,126	0.1
205,000	Centene Corp., 4.625%, 12/15/2029	222,188	0.1
365,000	CenterPoint Energy, Inc., 4.250%, 11/01/2028	413,045	0.1
450,000	Central Garden & Pet Co., 4.125%, 10/15/2030	464,724	0.1
500,000	Cigna Corp., 3.050%, 10/15/2027	536,568	0.1
500,000	Cigna Corp., 3.200%, 03/15/2040	513,368	0.1
125,000	Cigna Corp., 3.400%, 03/15/2050	124,301	0.0
297,000	Cigna Corp., 4.375%, 10/15/2028	340,363	0.1
250,000	Cigna Corp., 4.500%, 02/25/2026	285,102	0.1
300,000	Cigna Corp., 4.800%, 08/15/2038	362,725	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States (continued)
305,000	Citigroup, Inc., 4.125%, 07/25/2028	$342,042	0.1
480,000	Citigroup, Inc., 4.000%, 08/05/2024	525,085	0.1
491,000	Citigroup, Inc., 5.500%, 09/13/2025	575,604	0.1
321,000 (1)	Cleveland Electric Illuminating Co/The, 3.500%, 04/01/2028	332,704	0.1
500,000	Comcast Corp., 2.350%, 01/15/2027	524,477	0.1
500,000	Comcast Corp., 3.750%, 04/01/2040	552,406	0.1
400,000	Comcast Corp., 4.150%, 10/15/2028	460,532	0.1
115,000	Comcast Corp., 4.250%, 01/15/2033	135,087	0.0
90,000	Comcast Corp., 5.650%, 06/15/2035	120,457	0.0
475,000 (1)	CommScope Technologies LLC, 5.000%, 03/15/2027	471,170	0.1
159,000	Consolidated Edison Co. of New York, Inc., 4.625%, 12/01/2054	191,336	0.0
105,000	Consumers Energy Co., 3.100%, 08/15/2050	106,764	0.0
475,000 (1)	Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp., 5.625%, 05/01/2027	484,365	0.1
458,000	Crown Castle International Corp., 2.900%, 04/01/2041	426,961	0.1
79,000	Crown Castle International Corp., 4.150%, 07/01/2050	85,695	0.0
400,000 (1)	CSC Holdings LLC, 5.750%, 01/15/2030	425,750	0.1
105,000	CSX Corp., 4.500%, 08/01/2054	126,919	0.0
136,000	Cummins, Inc., 1.500%, 09/01/2030	128,769	0.0
84,000	Cummins, Inc., 2.600%, 09/01/2050	76,994	0.0
169,000	CVS Health Corp., 1.750%, 08/21/2030	159,257	0.0
500,000	CVS Health Corp., 3.250%, 08/15/2029	533,627	0.1
250,000	CVS Health Corp., 4.125%, 04/01/2040	276,855	0.1
717,000	CVS Health Corp., 4.300%, 03/25/2028	816,413	0.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Global Bond Fund	as of April 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States (continued)
150,000	Dana, Inc., 5.375%, 11/15/2027	$160,093	0.0
290,000	Dana, Inc., 5.625%, 06/15/2028	312,837	0.1
195,000 (1)	DaVita, Inc., 3.750%, 02/15/2031	185,495	0.0
245,000 (1)	DaVita, Inc., 4.625%, 06/01/2030	248,369	0.1
176,000 (1)	Dell International LLC / EMC Corp., 6.020%, 06/15/2026	210,099	0.1
148,651	Delta Air Lines 2015-1 Class B Pass Through Trust, 4.250%, 01/30/2025	152,072	0.0
135,000 (1)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.500%, 10/20/2025	144,869	0.0
355,000	Discovery Communications LLC, 5.300%, 05/15/2049	425,597	0.1
215,000	DISH DBS Corp., 5.875%, 11/15/2024	232,873	0.1
35,000	Dollar General Corp., 3.500%, 04/03/2030	37,839	0.0
180,000 (2)	Dominion Energy, Inc., 4.650%, 12/31/2199	191,929	0.0
136,000	Dow Chemical Co/The, 2.100%, 11/15/2030	131,626	0.0
400,000	Dow Chemical Co/The, 3.600%, 11/15/2050	408,923	0.1
34,000	Dow Chemical Co/The, 5.550%, 11/30/2048	45,740	0.0
150,000	DTE Electric Co., 2.950%, 03/01/2050	146,149	0.0
340,000	DTE Electric Co., 2.250%, 03/01/2030	344,273	0.1
146,000	DTE Electric Co., 4.300%, 07/01/2044	173,824	0.0
600,000	DTE Energy Co., 3.850%, 12/01/2023	644,136	0.2
250,000	Duke Energy Carolinas LLC, 2.950%, 12/01/2026	271,498	0.1
250,000	Duke Energy Carolinas LLC, 3.200%, 08/15/2049	252,758	0.1
120,000	Duke Energy Indiana LLC, 3.250%, 10/01/2049	121,507	0.0
140,000	Duke Energy Indiana LLC, 3.750%, 05/15/2046	151,124	0.0
1,000,000	Duke Energy Corp., 2.650%, 09/01/2026	1,054,249	0.3
455,000 (1)	Element Solutions, Inc., 3.875%, 09/01/2028	454,434	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States (continued)
225,000 (1)	Emergent BioSolutions, Inc., 3.875%, 08/15/2028	$211,229	0.1
286,000	Energy Transfer L.P. / Regency Energy Finance Corp., 4.500%, 11/01/2023	307,871	0.1
134,000	Energy Transfer L.P., 4.250%, 04/01/2024	145,145	0.0
969,000	Energy Transfer L.P., 4.900%, 02/01/2024	1,060,182	0.3
200,000	Entergy Corp., 2.800%, 06/15/2030	204,024	0.0
200,000	Entergy Louisiana LLC, 2.900%, 03/15/2051	190,355	0.0
455,000 (1)	ESH Hospitality, Inc., 4.625%, 10/01/2027	482,885	0.1
151,000	Essential Utilities, Inc., 2.704%, 04/15/2030	154,036	0.0
162,000	Evergy Kansas Central, Inc., 3.250%, 09/01/2049	164,265	0.0
97,000	Evergy Kansas Central, Inc., 4.125%, 03/01/2042	110,790	0.0
318,000	Exxon Mobil Corp., 2.610%, 10/15/2030	326,195	0.1
85,000	Exxon Mobil Corp., 2.995%, 08/16/2039	83,805	0.0
198,000	Exxon Mobil Corp., 3.452%, 04/15/2051	202,458	0.0
283,000	FedEx Corp., 4.050%, 02/15/2048	308,386	0.1
79,000	FedEx Corp., 5.250%, 05/15/2050	102,484	0.0
377,000	Fifth Third Bancorp, 8.250%, 03/01/2038	623,706	0.1
316,000	Fiserv, Inc., 3.200%, 07/01/2026	343,056	0.1
291,000	Florida Power & Light Co., 4.125%, 02/01/2042	344,268	0.1
200,000	FMC Corp., 3.200%, 10/01/2026	215,669	0.1
100,000	FMC Corp., 3.450%, 10/01/2029	107,246	0.0
200,000	Ford Motor Credit Co. LLC, 4.000%, 11/13/2030	204,518	0.0
200,000	Ford Motor Credit Co. LLC, 5.113%, 05/03/2029	218,812	0.1
435,000	Freeport-McMoRan, Inc., 4.250%, 03/01/2030	468,184	0.1
205,000 (1)	GCI LLC, 4.750%, 10/15/2028	211,534	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Global Bond Fund	as of April 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States (continued)
420,000	General Dynamics Corp., 3.500%, 04/01/2027	$467,994	0.1
193,000	General Electric Co., 3.625%, 05/01/2030	209,883	0.1
91,000	General Electric Co., 6.750%, 03/15/2032	123,082	0.0
316,000	General Mills, Inc., 2.875%, 04/15/2030	328,138	0.1
382,000	General Motors Financial Co., Inc., 4.300%, 07/13/2025	423,648	0.1
430,000 (1)	Gray Television, Inc., 7.000%, 05/15/2027	470,207	0.1
475,000 (1)	H&E Equipment Services, Inc., 3.875%, 12/15/2028	464,313	0.1
500,000	HCA, Inc., 4.125%, 06/15/2029	556,288	0.1
200,000	HCA, Inc., 5.250%, 04/15/2025	230,065	0.1
280,000	HCA, Inc., 5.250%, 06/15/2026	325,172	0.1
195,000	Healthpeak Properties, Inc., 3.000%, 01/15/2030	204,026	0.0
500,000 (1)	Indigo Natural Resources LLC, 5.375%, 02/01/2029	496,875	0.1
250,000 (1)	Infor, Inc., 1.750%, 07/15/2025	254,713	0.1
470,000 (1)	Ingevity Corp., 3.875%, 11/01/2028	468,785	0.1
416,000	Intel Corp., 3.250%, 11/15/2049	422,821	0.1
79,000	Intel Corp., 4.750%, 03/25/2050	100,294	0.0
88,000	Intercontinental Exchange, Inc., 3.000%, 06/15/2050	81,604	0.0
260,000	Intercontinental Exchange, Inc., 4.250%, 09/21/2048	293,951	0.1
250,000 (1)	IPALCO Enterprises, Inc., 4.250%, 05/01/2030	278,444	0.1
445,000 (1)	J2 Global, Inc., 4.625%, 10/15/2030	456,107	0.1
333,000	Johnson & Johnson, 0.950%, 09/01/2027	325,553	0.1
93,000	Johnson & Johnson, 2.100%, 09/01/2040	84,992	0.0
245,000	Johnson & Johnson, 3.400%, 01/15/2038	270,166	0.1
50,000	Johnson & Johnson, 3.625%, 03/03/2037	56,588	0.0
250,000 (2)	JPMorgan Chase & Co., 2.182%, 06/01/2028	255,435	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States (continued)
385,000 (2)	JPMorgan Chase & Co., 2.522%, 04/22/2031	$389,283	0.1
998,000	JPMorgan Chase & Co., 2.950%, 10/01/2026	1,076,478	0.3
320,000 (2)	JPMorgan Chase & Co., 3.157%, 04/22/2042	320,992	0.1
1,250,000 (2)	JPMorgan Chase & Co., 3.782%, 02/01/2028	1,388,549	0.3
500,000	JPMorgan Chase & Co., 3.875%, 09/10/2024	547,243	0.1
129,000 (2)	JPMorgan Chase & Co., 3.964%, 11/15/2048	143,718	0.0
229,000 (2)	JPMorgan Chase & Co., 4.493%, 03/24/2031	265,613	0.1
530,000 (2)	JPMorgan Chase & Co., 6.000%, 12/31/2199	563,721	0.1
193,000	Keurig Dr Pepper, Inc., 4.057%, 05/25/2023	206,535	0.1
161,000	Kimco Realty Corp., 3.700%, 10/01/2049	167,757	0.0
227,000	Kinder Morgan Energy Partners L.P., 4.250%, 09/01/2024	249,906	0.1
215,000	Kraft Heinz Foods Co., 4.625%, 10/01/2039	240,467	0.1
170,000	Kraft Heinz Foods Co., 6.875%, 01/26/2039	233,712	0.1
126,000	Kroger Co/The, 4.650%, 01/15/2048	148,739	0.0
120,000	Lowe’s Cos, Inc., 4.050%, 05/03/2047	133,329	0.0
200,000 (1)	Mars, Inc., 2.375%, 07/16/2040	185,567	0.0
450,000 (1)	Match Group Holdings II LLC, 4.125%, 08/01/2030	452,250	0.1
70,000	McDonald’s Corp., 3.625%, 05/01/2043	74,087	0.0
85,000	McDonald’s Corp., 3.625%, 09/01/2049	89,504	0.0
428,000 (1)	Metropolitan Edison Co., 4.000%, 04/15/2025	454,258	0.1
190,000	MGM Resorts International, 5.500%, 04/15/2027	207,575	0.1
250,000	Mississippi Power Co., 4.250%, 03/15/2042	285,962	0.1
316,000	Mondelez International, Inc., 2.750%, 04/13/2030	326,761	0.1
250,000 (2)	Morgan Stanley, 0.560%, 11/10/2023	250,343	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Global Bond Fund	as of April 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States (continued)
297,000 (2)	Morgan Stanley, 1.593%, 05/04/2027	$298,564	0.1
750,000	Morgan Stanley, 3.125%, 07/27/2026	813,256	0.2
297,000 (2)	Morgan Stanley, 3.217%, 04/22/2042	301,389	0.1
900,000 (2)	Morgan Stanley, 3.622%, 04/01/2031	986,386	0.2
545,000	Morgan Stanley, 4.100%, 05/22/2023	583,305	0.1
500,000	Morgan Stanley, 4.875%, 11/01/2022	532,710	0.1
600,000	Mosaic Co/The, 3.250%, 11/15/2022	623,826	0.1
398,000	MPLX L.P., 4.000%, 03/15/2028	439,953	0.1
460,000	MPT Operating Partnership L.P. / MPT Finance Corp., 3.500%, 03/15/2031	459,604	0.1
500,000	Mylan, Inc., 4.200%, 11/29/2023	539,184	0.1
200,000	Mylan, Inc., 5.200%, 04/15/2048	233,013	0.1
310,000	National Rural Utilities Cooperative Finance Corp., 3.900%, 11/01/2028	350,557	0.1
220,000	Navient Corp., 5.000%, 03/15/2027	221,925	0.1
53,000	Newmont Corp., 3.700%, 03/15/2023	55,643	0.0
193,000	Northern States Power Co/MN, 3.600%, 09/15/2047	211,599	0.1
435,000 (1)	Novelis Corp., 4.750%, 01/30/2030	452,944	0.1
35,000 (1)	NRG Energy, Inc., 3.375%, 02/15/2029	34,341	0.0
185,000 (1)	NRG Energy, Inc., 3.625%, 02/15/2031	181,485	0.0
205,000	NVIDIA Corp., 3.500%, 04/01/2040	224,837	0.1
455,000 (1)	ON Semiconductor Corp., 3.875%, 09/01/2028	468,959	0.1
65,000	ONEOK, Inc., 3.100%, 03/15/2030	66,050	0.0
316,000	Oracle Corp., 2.800%, 04/01/2027	335,170	0.1
504,000	Oracle Corp., 2.950%, 05/15/2025	538,576	0.1
105,000	Oracle Corp., 3.600%, 04/01/2040	107,637	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States (continued)
145,000	Oracle Corp., 3.950%, 03/25/2051	$151,129	0.0
48,000	O’Reilly Automotive, Inc., 3.600%, 09/01/2027	52,933	0.0
115,000	O’Reilly Automotive, Inc., 4.350%, 06/01/2028	131,334	0.0
500,000 (1)	Organon Finance 1 LLC, 4.125%, 04/30/2028	512,870	0.1
195,000	Owl Rock Capital Corp., 3.400%, 07/15/2026	202,366	0.0
35,000	Pacific Gas and Electric Co., 4.250%, 03/15/2046	33,655	0.0
28,000	Pacific Gas and Electric Co., 4.300%, 03/15/2045	26,975	0.0
47,000	Pacific Gas and Electric Co., 4.450%, 04/15/2042	46,475	0.0
200,000	PayPal Holdings, Inc., 2.850%, 10/01/2029	211,487	0.1
238,000	PECO Energy Co., 4.150%, 10/01/2044	275,006	0.1
84,000	Phillips 66, 3.850%, 04/09/2025	92,339	0.0
435,000 (1)	Pilgrim’s Pride Corp., 4.250%, 04/15/2031	440,029	0.1
301,000	Plains All American Pipeline L.P. / PAA Finance Corp., 3.600%, 11/01/2024	320,920	0.1
281,000	PNC Financial Services Group, Inc./The, 3.450%, 04/23/2029	310,309	0.1
110,000 (1)	Post Holdings, Inc., 4.625%, 04/15/2030	111,238	0.0
320,000 (1)	Post Holdings, Inc., 5.500%, 12/15/2029	344,896	0.1
470,000 (1)	Prestige Brands, Inc., 3.750%, 04/01/2031	451,771	0.1
525,000 (1)	Primo Water Holdings, Inc., 4.375%, 04/30/2029	524,507	0.1
65,000	Puget Sound Energy, Inc., 3.250%, 09/15/2049	66,377	0.0
230,000 (1)	Quicken Loans LLC / Quicken Loans Co-Issuer, Inc., 3.875%, 03/01/2031	224,000	0.1
205,000 (1)	Quicken Loans LLC, 5.250%, 01/15/2028	216,531	0.1
285,000	Raytheon Technologies Corp., 4.500%, 06/01/2042	342,268	0.1
250,000	Regeneron Pharmaceuticals, Inc., 2.800%, 09/15/2050	217,897	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Global Bond Fund	as of April 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States (continued)
150,000	RELX Capital, Inc., 3.000%, 05/22/2030	$157,053	0.0
295,000	Reynolds American, Inc., 5.850%, 08/15/2045	340,493	0.1
250,000	Reynolds American, Inc., 6.150%, 09/15/2043	301,024	0.1
150,000	Roper Technologies, Inc., 1.750%, 02/15/2031	140,582	0.0
33,000	Ross Stores, Inc., 4.700%, 04/15/2027	38,061	0.0
185,000 (1)	Sealed Air Corp., 4.000%, 12/01/2027	194,250	0.0
114,000	Selective Insurance Group, Inc., 5.375%, 03/01/2049	134,975	0.0
455,000 (1)	Sensata Technologies, Inc., 3.750%, 02/15/2031	452,402	0.1
700,000	Shire Acquisitions Investments Ireland DAC, 3.200%, 09/23/2026	760,929	0.2
455,000	Silgan Holdings, Inc., 4.125%, 02/01/2028	471,387	0.1
460,000 (1)	Sinclair Television Group, Inc., 5.125%, 02/15/2027	455,977	0.1
430,000 (1)	Sirius XM Radio, Inc., 5.500%, 07/01/2029	465,206	0.1
60,000	Southern California Edison Co., 3.650%, 02/01/2050	60,237	0.0
365,000	Sprint Nextel Corp., 6.875%, 11/15/2028	460,366	0.1
220,000 (1)	Standard Industries, Inc./NJ, 3.375%, 01/15/2031	206,525	0.1
320,000 (1)	Standard Industries, Inc./NJ, 4.375%, 07/15/2030	321,200	0.1
240,000 (1)	Summit Materials LLC / Summit Materials Finance Corp., 5.125%, 06/01/2025	244,175	0.1
220,000 (1)	Summit Materials LLC / Summit Materials Finance Corp., 5.250%, 01/15/2029	231,825	0.1
150,000	TEGNA, Inc., 4.625%, 03/15/2028	153,381	0.0
295,000	TEGNA, Inc., 5.000%, 09/15/2029	306,571	0.1
235,000 (1)	Tempur Sealy International, Inc., 4.000%, 04/15/2029	238,314	0.1
445,000 (1)	Tenet Healthcare Corp., 5.125%, 11/01/2027	467,272	0.1
70,000	Texas Instruments, Inc., 3.875%, 03/15/2039	81,366	0.0
299,000	Time Warner Cable LLC, 5.875%, 11/15/2040	375,161	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States (continued)
600,000 (1)	T-Mobile USA, Inc., 2.050%, 02/15/2028	$596,310	0.1
385,000 (1)	T-Mobile USA, Inc., 3.000%, 02/15/2041	360,579	0.1
800,000 (1)	T-Mobile USA, Inc., 3.750%, 04/15/2027	882,216	0.2
79,000 (1)	T-Mobile USA, Inc., 3.875%, 04/15/2030	86,153	0.0
300,000	UDR, Inc., 2.100%, 08/01/2032	283,736	0.1
370,000	Union Electric Co., 3.250%, 10/01/2049	379,659	0.1
135,000	United Parcel Service, Inc., 3.400%, 09/01/2049	143,867	0.0
220,000	United Rentals North America, Inc., 4.000%, 07/15/2030	225,903	0.1
215,000	United Rentals North America, Inc., 4.875%, 01/15/2028	227,900	0.1
122,611	US Airways 2012-1 Class A Pass Through Trust, 5.900%, 04/01/2026	128,828	0.0
300,000	Utah Acquisition Sub, Inc., 3.950%, 06/15/2026	331,521	0.1
465,000 (1)	Valvoline, Inc., 3.625%, 06/15/2031	455,119	0.1
250,000	Verizon Communications, Inc., 2.650%, 11/20/2040	231,962	0.1
400,000	Verizon Communications, Inc., 2.875%, 11/20/2050	364,636	0.1
227,000	Verizon Communications, Inc., 3.400%, 03/22/2041	232,874	0.1
228,000	Verizon Communications, Inc., 3.550%, 03/22/2051	232,042	0.1
250,000	Verizon Communications, Inc., 4.125%, 03/16/2027	285,346	0.1
175,000	Verizon Communications, Inc., 4.125%, 08/15/2046	196,438	0.0
200,000	Verizon Communications, Inc., 4.812%, 03/15/2039	242,924	0.1
615,000	ViacomCBS, Inc., 3.700%, 08/15/2024	668,414	0.2
445,000 (1)	ViaSat, Inc., 5.625%, 04/15/2027	467,094	0.1
316,000	VMware, Inc., 4.650%, 05/15/2027	361,741	0.1
351,000	Walmart, Inc., 3.700%, 06/26/2028	397,561	0.1
134,000	Walt Disney Co/The, 5.400%, 10/01/2043	181,231	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Global Bond Fund	as of April 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	United States (continued)
350,000 (2)	Wells Fargo & Co., 2.406%, 10/30/2025	$366,240	0.1
100,000	Wells Fargo & Co., 3.000%, 10/23/2026	107,905	0.0
143,000	Welltower, Inc., 4.125%, 03/15/2029	161,172	0.0
500,000	Western Midstream Operating L.P., 5.300%, 03/01/2048	514,328	0.1
400,000	WPX Energy, Inc., 5.750%, 06/01/2026	418,600	0.1
450,000 (1)	WR Grace & Co-Conn, 4.875%, 06/15/2027	469,688	0.1
450,000 (1)	Wyndham Hotels & Resorts, Inc., 4.375%, 08/15/2028	465,053	0.1
173,000	XLIT Ltd., 5.500%, 03/31/2045	227,320	0.1
470,000 (1)	Zayo Group Holdings, Inc., 4.000%, 03/01/2027	467,349	0.1
		95,165,877	22.7
	Total Corporate Bonds/Notes (Cost $145,668,389)	149,361,748	35.6
COLLATERALIZED MORTGAGE OBLIGATIONS: 13.4%
	United States: 13.4%
354,247 (2)	Adjustable Rate Mortgage Trust 2006-2 1A1, 3.166%, 05/25/2036	348,296	0.1
326,707	Alternative Loan Trust 2005-51 3A2A, 1.432%, (12MTA + 1.290%), 11/20/2035	307,947	0.1
115,136	Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/2036	78,123	0.0
174,944	Alternative Loan Trust 2007-23CB A3, 0.606%, (US0001M + 0.500%), 09/25/2037	77,146	0.0
392,444	CHL Mortgage Pass-Through Trust 2007-7 A7, 5.750%, 06/25/2037	289,630	0.1
386,775	CitiMortgage Alternative Loan Trust Series 2006-A3 1A7, 6.000%, 07/25/2036	385,668	0.1
83,040	Countrywide Alternative Loan Trust 2005-53T2 2A6, 0.606%, (US0001M + 0.500%), 11/25/2035	46,261	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
	United States (continued)
169,552	Countrywide Asset-Backed Certificates 2005-IM1 M1, 0.826%, (US0001M + 0.720%), 11/25/2035	$167,583	0.0
268,579 (1)(2)	CSMC Trust 2015-2 B3, 3.922%, 02/25/2045	279,446	0.1
196,324 (1)(2)	CSMC Trust 2015-3 B1, 3.890%, 03/25/2045	199,393	0.1
3,998,023 (4)	Fannie Mae 2005-18 SC, 4.544%, (-1.000*US0001M + 4.650%), 03/25/2035	526,552	0.1
1,019,774 (4)	Fannie Mae 2008-41 S, 6.694%, (-1.000*US0001M + 6.800%), 11/25/2036	255,852	0.1
2,873,496 (4)	Fannie Mae 2009-106 SA, 6.144%, (-1.000*US0001M + 6.250%), 01/25/2040	541,844	0.1
296,636	Fannie Mae Connecticut Avenue Securities 2017-C02 2M2, 3.756%, (US0001M + 3.650%), 09/25/2029	307,325	0.1
448,786	Fannie Mae Connecticut Avenue Securities 2017-C03 1M2, 3.106%, (US0001M + 3.000%), 10/25/2029	461,663	0.1
362,873	Fannie Mae Connecticut Avenue Securities 2017-C07 2M2, 2.606%, (US0001M + 2.500%), 05/25/2030	367,420	0.1
334,658	Fannie Mae Connecticut Avenue Securities 2018-C06 1M2, 2.106%, (US0001M + 2.000%), 03/25/2031	337,304	0.1
277,814 (1)	Fannie Mae Connecticut Avenue Securities 2019-R02 1M2, 2.406%, (US0001M + 2.300%), 08/25/2031	280,065	0.1
453,482 (1)	Fannie Mae Connecticut Avenue Securities Trust 2018-R07 1M2, 2.506%, (US0001M + 2.400%), 04/25/2031	456,674	0.1
164,863 (1)	Fannie Mae Connecticut Avenue Securities Trust 2019-R01 2M2, 2.556%, (US0001M + 2.450%), 07/25/2031	165,950	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Global Bond Fund	as of April 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
	United States (continued)
370,636 (1)	Fannie Mae Connecticut Avenue Securities Trust 2019-R06 2M2, 2.206%, (US0001M + 2.100%), 09/25/2039	$372,397	0.1
947,107 (1)	Fannie Mae Connecticut Avenue Securities Trust 2020-R01 1M2, 2.156%, (US0001M + 2.050%), 01/25/2040	954,291	0.2
1,000,000 (1)	Fannie Mae Connecticut Avenue Securities Trust 2020-SBT1 2M2, 3.756%, (US0001M + 3.650%), 02/25/2040	1,035,164	0.3
116,563	Fannie Mae REMIC Trust 2003-22 BZ, 6.000%, 04/25/2033	134,204	0.0
120,513	Fannie Mae REMIC Trust 2005-74 DK, 23.576%, (-4.000*US0001M + 24.000%), 07/25/2035	183,627	0.1
120,809	Fannie Mae REMIC Trust 2006-104 ES, 32.919%, (-5.000*US0001M + 33.450%), 11/25/2036	231,141	0.1
1,484,420 (4)	Fannie Mae REMIC Trust 2007-36 SN, 6.664%, (-1.000*US0001M + 6.770%), 04/25/2037	310,125	0.1
94,326	Fannie Mae REMIC Trust 2007-55 DS, 14.735%, (-2.500*US0001M + 15.000%), 06/25/2037	117,998	0.0
769,192 (4)	Fannie Mae REMIC Trust 2008-53 FI, 5.994%, (-1.000*US0001M + 6.100%), 07/25/2038	122,250	0.0
822,937 (4)	Fannie Mae REMIC Trust 2008-58 SM, 5.994%, (-1.000*US0001M + 6.100%), 07/25/2038	152,129	0.0
147,528	Fannie Mae REMIC Trust 2009-66 SL, 15.450%, (-3.333*US0001M + 15.833%), 09/25/2039	245,374	0.1
93,200	Fannie Mae REMIC Trust 2009-66 SW, 15.616%, (-3.333*US0001M + 16.000%), 09/25/2039	156,604	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
	United States (continued)
4,079,795 (4)	Fannie Mae REMIC Trust 2010-123 SL, 5.964%, (-1.000*US0001M + 6.070%), 11/25/2040	$722,379	0.2
4,047,146 (4)	Fannie Mae REMIC Trust 2011-55 SK, 6.454%, (-1.000*US0001M + 6.560%), 06/25/2041	922,373	0.2
1,697,824 (4)	Fannie Mae REMIC Trust 2011-86 NS, 5.844%, (-1.000*US0001M + 5.950%), 09/25/2041	296,038	0.1
277,138 (4)	Fannie Mae REMIC Trust 2012-10 US, 6.344%, (-1.000*US0001M + 6.450%), 02/25/2042	52,818	0.0
1,658,671 (4)	Fannie Mae REMIC Trust 2012-24 HS, 6.444%, (-1.000*US0001M + 6.550%), 09/25/2040	189,954	0.1
950,138 (4)	Fannie Mae REMIC Trust 2013-31 PI, 4.500%, 02/25/2043	77,006	0.0
1,411,938	Fannie Mae REMICS 2013-126 ZA, 4.000%, 07/25/2032	1,460,512	0.4
740,071(4)	Fannie Mae Series 2007-9 SE, 5.974%, (-1.000*US0001M + 6.080%), 03/25/2037	131,468	0.0
1,074,788 (4)	Fannie Mae Series 2013-44 DI, 3.000%, 05/25/2033	106,682	0.0
937,945 (1)(2)	Flagstar Mortgage Trust 2018-2 B2, 4.068%, 04/25/2048	969,303	0.2
200,355 (4)	Freddie Mac REMIC Trust 2303 SY, 8.585%, (-1.000*US0001M + 8.700%), 04/15/2031	48,493	0.0
1,164,228 (4)	Freddie Mac REMIC Trust 2989 GU, 6.885%, (-1.000*US0001M + 7.000%), 02/15/2033	237,309	0.1
1,021,360 (4)	Freddie Mac REMIC Trust 3271 SB, 5.935%, (-1.000*US0001M + 6.050%), 02/15/2037	184,506	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Global Bond Fund	as of April 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
	United States (continued)
3,407,367 (4)	Freddie Mac REMIC Trust 3424 HI, 5.785%, (-1.000*US0001M + 5.900%), 04/15/2038	$729,971	0.2
781,920 (4)	Freddie Mac REMIC Trust 3632 IP, 5.000%, 02/15/2040	104,153	0.0
4,221,327 (4)	Freddie Mac REMIC Trust 3856 KS, 6.435%, (-1.000*US0001M + 6.550%), 05/15/2041	778,378	0.2
1,100,550 (4)	Freddie Mac REMIC Trust 3925 SD, 5.935%, (-1.000*US0001M + 6.050%), 07/15/2040	115,740	0.0
800,426 (4)	Freddie Mac REMIC Trust 3946 SE, 6.535%, (-1.000*US0001M + 6.650%), 02/15/2041	56,414	0.0
1,842,499 (4)	Freddie Mac REMIC Trust 4077 SM, 6.585%, (-1.000*US0001M + 6.700%), 08/15/2040	163,505	0.0
881,428 (4)	Freddie Mac REMIC Trust 4152 BI, 4.000%, 12/15/2041	85,880	0.0
1,475,767 (4)	Freddie Mac REMIC Trust 4313 MI, 5.000%, 04/15/2039	216,562	0.1
2,228,493 (4)	Freddie Mac REMICS 3693 SC, 6.385%, (-1.000*US0001M + 6.500%), 07/15/2040	475,885	0.1
2,487,684	Freddie Mac REMICS 3792 DS, 6.485%, (-1.000*US0001M + 6.600%), 11/15/2040	165,682	0.0
1,913,261 (4)	Freddie Mac REMICS 4040 SW, 6.515%, (-1.000*US0001M + 6.630%), 05/15/2032	343,741	0.1
2,144,217 (4)	Freddie Mac REMICS 4623 MS, 5.885%, (-1.000*US0001M + 6.000%), 10/15/2046	468,501	0.1
2,247,054	Freddie Mac REMICS 4800 MZ, 4.000%, 06/15/2048	2,413,620	0.6
1,624,714	Freddie Mac REMICS 4879 ZA, 4.000%, 05/15/2049	1,781,409	0.4
283,691 (1)	Freddie Mac STACR 2019-HQA3 M2, 1.956%, (US0001M + 1.850%), 09/25/2049	285,744	0.1
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
	United States (continued)
596,383 (1)	Freddie Mac STACR REMIC Trust 2020-HQA1 M2, 2.006%, (US0001M + 1.900%), 01/25/2050	$600,275	0.1
500,000 (1)	Freddie Mac Stacr Remic Trust 2020-HQA2 M2, 3.206%, (US0001M + 3.100%), 03/25/2050	511,523	0.1
328,630 (1)	Freddie Mac STACR REMIC Trust 2020-HQA3 M2, 3.706%, (US0001M + 3.600%), 07/25/2050	333,116	0.1
325,317 (1)	Freddie Mac STACR Trust 2019-DNA3 M2, 2.156%, (US0001M + 2.050%), 07/25/2049	329,913	0.1
169,734	Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA2 M3, 4.006%, (US0001M + 3.900%), 12/25/2027	172,392	0.0
1,262,054	Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA4 M3, 3.906%, (US0001M + 3.800%), 03/25/2029	1,316,796	0.3
550,004	Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA2 M2, 2.756%, (US0001M + 2.650%), 12/25/2029	563,046	0.1
43,321 (2)	Freddie Mac Whole Loan Securities Trust 2016-SC02 M1, 3.607%, 10/25/2046	44,080	0.0
294,140 (2)(4)	Freddie Mac Strips 351 103, 4.000%, 01/15/2031	30,788	0.0
881,743 (2)(4)	Freddie Mac Strips 351 200, 3.500%, 02/15/2046	105,117	0.0
5,966,340 (4)	Freddie Mac Strips 351 C14, 3.500%, 02/15/2031	563,179	0.1
11,343,643 (4)	Freddie Mac Strips 351 C22, 3.500%, 02/15/2046	1,881,720	0.5
9,373,353 (4)	Freddie Mac Strips 351 C23, 4.000%, 02/15/2046	1,702,236	0.4
2,377,546 (2)(4)	Freddie Mac Strips 351 C30, 2.500%, 02/15/2031	132,314	0.0
2,884,221 (2)(4)	Freddie Mac Strips 351 C31, 3.000%, 02/15/2031	206,797	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Global Bond Fund	as of April 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
	United States (continued)
1,838,242 (2)(4)	Freddie Mac Strips 351 C32, 3.500%, 02/15/2031	$178,247	0.0
5,636,106 (2)(4)	Freddie Mac Strips 351 C33, 4.000%, 02/15/2046	917,983	0.2
10,240,869 (2)(4)	Freddie Mac Strips 351 C34, 3.500%, 02/15/2046	1,454,606	0.4
900,000 (1)(2)	Galton Funding Mortgage Trust 2018-2 A51, 4.500%, 10/25/2058	936,339	0.2
256,724	Ginnie Mae Series 2007-8 SP, 21.673%, (-3.242*US0001M + 22.049%), 03/20/2037	410,012	0.1
20,813,004 (4)	Ginnie Mae Series 2009-106 CM, 6.484%, (-1.000*US0001M + 6.600%), 01/16/2034	2,995,753	0.7
1,490,168 (4)	Ginnie Mae Series 2010-116 NS, 6.534%, (-1.000*US0001M + 6.650%), 09/16/2040	271,009	0.1
300,825 (4)	Ginnie Mae Series 2010-6 IA, 5.000%, 11/20/2039	24,720	0.0
1,930,135 (4)	Ginnie Mae Series 2011-116 BI, 4.000%, 08/16/2026	110,346	0.0
380,143 (4)	Ginnie Mae Series 2011-140 CI, 5.000%, 10/20/2040	18,332	0.0
1,291,735 (4)	Ginnie Mae Series 2013-115 NI, 4.500%, 01/16/2043	187,814	0.1
854,093 (4)	Ginnie Mae Series 2013-5 NI, 3.000%, 01/20/2028	49,226	0.0
17,337,907 (4)	Ginnie Mae Series 2015-10 IX, 4.500%, 01/20/2045	2,893,142	0.7
2,001,104 (4)	Ginnie Mae Series 2015-178 GI, 4.000%, 05/20/2044	187,299	0.1
11,183,795 (4)	Ginnie Mae Series 2019-89 QI, 4.000%, 04/20/2046	1,581,668	0.4
307,712	GreenPoint Mortgage Funding Trust 2006-AR3 4A1, 0.526%, (US0001M + 0.210%), 04/25/2036	300,657	0.1
54,511 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 A1, 4.000%, 11/25/2049	55,037	0.0
87,147 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ3 A1, 3.500%, 03/25/2050	89,277	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
	United States (continued)
989,674 (1)(2)	GS Mortgage-Backed Securities Corp. Trust 2021-PJ3 A4, 2.500%, 08/25/2051	$1,009,078	0.2
129,853 (1)(2)	JP Morgan Mortgage Trust 2017-3 1A13, 3.500%, 08/25/2047	132,561	0.0
361,503 (1)(2)	JP Morgan Mortgage Trust 2017-3 B1, 3.731%, 08/25/2047	380,451	0.1
1,000,000 (1)(2)	JP Morgan Mortgage Trust 2019-8 A5, 3.500%, 03/25/2050	1,022,553	0.3
151,541 (1)(2)	JP Morgan Mortgage Trust 2019-INV3 A15, 3.500%, 05/25/2050	156,229	0.0
252,569 (1)(2)	JP Morgan Mortgage Trust 2019-INV3 A3, 3.500%, 05/25/2050	261,057	0.1
45,878 (1)(2)	JP Morgan Mortgage Trust 2019-LTV2 A18, 4.000%, 12/25/2049	46,481	0.0
219,506 (1)(2)	JP Morgan Mortgage Trust 2019-LTV3 A15, 3.500%, 03/25/2050	222,983	0.1
202,452 (1)(2)	JP Morgan Mortgage Trust 2020-5 A15, 3.000%, 12/25/2050	205,878	0.1
344,556 (1)(2)	JP Morgan Mortgage Trust 2020-5 B1, 3.704%, 12/25/2050	363,107	0.1
1,000,000 (1)(2)	JP Morgan Mortgage Trust 2021-3 A5, 2.500%, 07/01/2051	999,503	0.2
253,777	Lehman XS Trust Series 2005-5N 1A2, 0.466%, (US0001M + 0.360%), 11/25/2035	238,652	0.1
175,573 (1)(2)	OBX 2019-INV2 A25 Trust, 4.000%, 05/27/2049	179,194	0.0
466,509 (1)(2)	OBX 2020-INV1 A21 Trust, 3.500%, 12/25/2049	475,929	0.1
1,091,764 (1)(2)	RCKT Mortgage Trust 2021-1 A1, 2.500%, 03/25/2051	1,114,866	0.3
160,771 (1)(2)	Sequoia Mortgage Trust 2014-3 B3, 3.955%, 10/25/2044	166,739	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Global Bond Fund	as of April 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
	United States (continued)
143,947 (1)(2)	Sequoia Mortgage Trust 2016-3 A11, 3.000%, 11/25/2046	$145,363	0.0
95,994 (1)(2)	Sequoia Mortgage Trust 2018-CH1 A19, 4.000%, 02/25/2048	98,029	0.0
300,000 (1)(2)	Sequoia Mortgage Trust 2020-4 A8, 2.500%, 11/25/2050	302,023	0.1
5,848 (2)	Structured Asset Securities Corp. 2004-4XS 1A6, 5.050%, 02/25/2034	5,855	0.0
1,000,000 (1)(2)	Verus Securitization Trust 2021-1 M1, 1.968%, 01/25/2066	1,002,082	0.2
9,008,252 (2)(4)	WaMu Mortgage Pass-Through Certificates Series 2005-AR11 X, 1.791%, 08/25/2045	371,893	0.1
53,465 (2)	WaMu Mortgage Pass-Through Certificates Series 2006-AR12 1A1, 3.041%, 10/25/2036	53,696	0.0
181,319 (2)	WaMu Mortgage Pass-Through Certificates Series 2006-AR8 1A4, 3.103%, 08/25/2046	180,557	0.0
380,286 (2)	WaMu Mortgage Pass-Through Certificates Series 2007-HY2 1A1, 3.147%, 12/25/2036	381,211	0.1
129,184 (2)	WaMu Mortgage Pass-Through Certificates Series 2007-HY4 1A1, 2.697%, 04/25/2037	122,795	0.0
522,716	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-11 A1, 5.750%, 01/25/2036	501,673	0.1
111,993	Wells Fargo Alternative Loan 2007-PA2 2A1, 0.536%, (US0001M + 0.430%), 06/25/2037	89,286	0.0
309,501 (1)(2)	Wells Fargo Mortgage Backed Securities 2020-4 A17 Trust, 3.000%, 07/25/2050	314,993	0.1
491,732 (1)(2)	Wells Fargo Mortgage Backed Securities 2021-1 A17 Trust, 2.500%, 12/25/2050	495,163	0.1
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
	United States (continued)
430,102 (1)(2)	WinWater Mortgage Loan Trust 2015-5 B4, 3.759%, 08/20/2045	$446,862	0.1
	Total Collateralized Mortgage Obligations (Cost $52,622,025)	56,120,973	13.4
U.S. GOVERNMENT AGENCY OBLIGATIONS: 7.8%
	Federal Home Loan Mortgage Corporation: 0.3%(5)
805,355	3.500%,01/01/2048	868,000	0.2
109,998	4.000%,09/01/2045	120,335	0.0
87,221	4.000%,09/01/2045	95,284	0.0
145,906	4.000%,05/01/2046	159,061	0.1
		1,242,680	0.3

	Federal National Mortgage Association: 0.4%(5)
1,576,891	3.500%,03/01/2043	1,727,932	0.4

	Government National Mortgage Association: 2.2%
2,387,261	3.000%,07/20/2050	2,501,104	0.6
6,450,000 (6)	3.000%,05/15/2051	6,749,824	1.6
124,903	4.500%,08/20/2041	140,232	0.0
16,434	5.500%,03/20/2039	19,332	0.0
		9,410,492	2.2

	Uniform Mortgage-Backed Securities: 4.9%
6,639,000 (6)	2.000%,06/15/2051	6,691,201	1.6
72,504	2.500%,06/01/2030	76,305	0.0
50,151	2.500%,06/01/2030	52,780	0.0
31,529	2.500%,07/01/2030	33,184	0.0
9,659,000 (6)	2.500%,06/15/2051	9,997,550	2.4
189,788	3.500%,06/01/2034	204,916	0.1
758,090	3.500%,09/01/2049	808,802	0.2
101,272	4.000%,05/01/2045	111,367	0.0
1,593,393	4.000%,04/01/2049	1,734,529	0.4
203,170	4.500%,12/01/2040	229,464	0.1
108,369	4.500%,12/01/2040	122,386	0.0
190,675	5.000%,05/01/2041	220,426	0.1
122,463	5.000%,06/01/2041	139,936	0.0
		20,422,846	4.9
	Total U.S. Government Agency Obligations (Cost $32,483,176)	32,803,950	7.8

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Global Bond Fund	as of April 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: 15.0%
	Argentina: 0.1%
1,471,588 (7)	Argentine Republic Government International Bond, 0.125% (Step Rate @ 0.500% on 07/09/2021), 07/09/2030	$535,658	0.1
172,561 (7)	Argentine Republic Government International Bond, 0.125% (Step Rate @ 1.125% on 07/09/2021), 07/09/2035	54,703	0.0
95,041	Argentine Republic Government International Bond, 1.000%, 07/09/2029	36,212	0.0
		626,573	0.1

	Australia: 0.1%
AUD 837,000 (1)	Queensland Treasury Corp., 1.750%, 07/20/2034	603,299	0.1

	Canada: 0.2%
CAD 880,000	Canadian Government Bond, 3.500%, 12/01/2045	921,002	0.2

	China: 5.4%
CNY 50,420,000	China Government Bond, 2.850%, 06/04/2027	7,679,833	1.8
CNY 21,430,000	China Government Bond, 3.130%, 11/21/2029	3,292,236	0.8
CNY 29,170,000	China Government Bond, 3.250%, 06/06/2026	4,566,148	1.1
CNY 34,570,000	China Government Bond, 3.250%, 11/22/2028	5,381,064	1.3
CNY 1,110,000	China Government Bond, 3.290%, 05/23/2029	172,632	0.0
CNY 9,950,000	China Government Bond, 4.080%, 10/22/2048	1,646,060	0.4
		22,737,973	5.4

	Colombia: 0.3%
600,000	Colombia Government International Bond, 3.000%, 01/30/2030	589,365	0.1
COP 2,551,900,000	Colombian TES, 7.750%, 09/18/2030	717,797	0.2
		1,307,162	0.3

	Croatia: 0.1%
EUR 300,000	Croatia Government International Bond, 1.125%, 06/19/2029	370,424	0.1
Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
	Dominican Republic: 0.5%
925,000 (1)	Dominican Republic International Bond, 4.500%, 01/30/2030	$962,000	0.2
200,000 (1)	Dominican Republic International Bond, 4.875%, 09/23/2032	209,800	0.1
200,000 (1)	Dominican Republic International Bond, 5.300%, 01/21/2041	203,800	0.1
461,000 (1)	Dominican Republic International Bond, 6.600%, 01/28/2024	517,980	0.1
		1,893,580	0.5

	Egypt: 0.5%
300,000 (1)	Egypt Government International Bond, 4.550%, 11/20/2023	308,655	0.1
400,000 (1)	Egypt Government International Bond, 5.875%, 02/16/2031	386,924	0.1
600,000	Egypt Government International Bond, 6.588%, 02/21/2028	627,937	0.1
325,000	Egypt Government International Bond, 7.500%, 01/31/2027	359,703	0.1
450,000 (1)	Egypt Government International Bond, 7.625%, 05/29/2032	479,261	0.1
		2,162,480	0.5

	Germany: 0.1%
EUR 120,000	Bundesobligation, -0.630%, 10/08/2021	144,674	0.1
EUR 9,700	Bundesobligation, -0.700%, 04/14/2023	11,824	0.0
EUR 60,000	Bundesrepublik Deutschland Bundesanleihe, 0.500%, 02/15/2028	76,896	0.0
EUR 30,000	Bundesrepublik Deutschland Bundesanleihe, -0.570%, 08/15/2026	37,167	0.0
EUR 40,000	Bundesrepublik Deutschland Bundesanleihe, 1.000%, 08/15/2025	51,514	0.0
		322,075	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Global Bond Fund	as of April 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
	Ghana: 0.1%
450,000 (1)	Ghana Government International Bond, 6.375%, 02/11/2027	$447,991	0.1

	Indonesia: 0.3%
IDR 13,833,000,000	Indonesia Treasury Bond, 8.375%, 04/15/2039	1,064,265	0.2
200,000	Perusahaan Penerbit SBSN Indonesia III, 4.450%, 02/20/2029	228,262	0.1
		1,292,527	0.3

	Italy: 0.5%
EUR 641,000 (1)	Italy Buoni Poliennali Del Tesoro, 3.850%, 09/01/2049	1,108,706	0.2
EUR 641,000 (1)	Italy Buoni Poliennali Del Tesoro, 5.000%, 08/01/2034	1,130,728	0.3
		2,239,434	0.5

	Ivory Coast: 0.2%
EUR 200,000 (1)	Ivory Coast Government International Bond, 4.875%, 01/30/2032	241,938	0.1
424,167 (2)	Ivory Coast Government International Bond, 5.750%, 12/31/2032	430,048	0.1
		671,986	0.2

	Jordan: 0.0%
200,000 (1)	Jordan Government International Bond, 5.850%, 07/07/2030	207,954	0.0

	Kenya: 0.1%
250,000 (1)	Kenya Government International Bond, 7.000%, 05/22/2027	272,595	0.1

	Malaysia: 1.1%
MYR 18,342,000	Malaysia Government Bond, 3.828%, 07/05/2034	4,467,308	1.1

	Mexico: 0.1%
200,000 (3)	Mexico Government International Bond, 3.250%, 04/16/2030	204,830	0.1
200,000	Mexico Government International Bond, 3.750%, 04/19/2071	175,252	0.0
5,000	Mexico Government International Bond, 4.000%, 10/02/2023	5,432	0.0
		385,514	0.1
Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
	Morocco: 0.1%
200,000 (1)	Morocco Government International Bond, 2.375%, 12/15/2027	$194,960	0.0
200,000 (1)	Morocco Government International Bond, 3.000%, 12/15/2032	190,583	0.0
200,000	Morocco Government International Bond, 4.250%, 12/11/2022	209,969	0.1
		595,512	0.1

	Nigeria: 0.1%
200,000	Nigeria Government International Bond, 7.875%, 02/16/2032	216,078	0.1

	Oman: 0.1%
200,000	Oman Government International Bond, 6.000%, 08/01/2029	212,973	0.0
200,000 (1)	Oman Government International Bond, 7.375%, 10/28/2032	228,924	0.1
		441,897	0.1

	Panama: 0.2%
200,000	Panama Government International Bond, 3.875%, 03/17/2028	220,469	0.1
315,000	Panama Government International Bond, 6.700%, 01/26/2036	423,771	0.1
		644,240	0.2

	Peru: 0.4%
PEN 4,000,000	Peru Government Bond, 6.350%, 08/12/2028	1,180,933	0.3
200,000	Peruvian Government International Bond, 1.862%, 12/01/2032	182,443	0.1
200,000	Peruvian Government International Bond, 2.780%, 12/01/2060	171,194	0.0
75,000	Peruvian Government International Bond, 5.625%, 11/18/2050	100,056	0.0
		1,634,626	0.4

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Global Bond Fund	as of April 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
	Portugal: 0.6%
EUR 1,664,000 (1)	Portugal Obrigacoes do Tesouro OT, 2.250%, 04/18/2034	$2,389,987	0.6

	Romania: 0.5%
RON 5,510,000	Romania Government Bond, 3.250%, 04/29/2024	1,382,766	0.3
EUR 200,000 (1)	Romanian Government International Bond, 2.625%, 12/02/2040	236,237	0.1
480,000 (1)(3)	Romanian Government International Bond, 3.000%, 02/14/2031	489,476	0.1
		2,108,479	0.5

	Russia: 0.3%
RUB 47,938,000	Russian Federal Bond – OFZ, 6.900%, 05/23/2029	639,262	0.1
200,000	Russian Foreign Bond – Eurobond, 4.375%, 03/21/2029	224,306	0.1
400,000 (1)	Russian Foreign Bond – Eurobond, 4.875%, 09/16/2023	436,368	0.1
		1,299,936	0.3

	Saudi Arabia: 0.2%
200,000 (1)	KSA Sukuk Ltd., 3.628%, 04/20/2027	219,750	0.1
400,000 (1)	Saudi Government International Bond, 2.250%, 02/02/2033	378,016	0.1
200,000 (1)	Saudi Government International Bond, 3.450%, 02/02/2061	187,903	0.0
		785,669	0.2
	South Africa: 0.3%
250,000	Republic of South Africa Government International Bond, 4.300%, 10/12/2028	251,645	0.1
900,000	Republic of South Africa Government International Bond, 4.850%, 09/30/2029	932,459	0.2
		1,184,104	0.3

	Spain: 0.8%
EUR 1,284,000 (1)	Spain Government Bond, 1.450%, 04/30/2029	1,693,511	0.4
EUR 1,092,000 (1)	Spain Government Bond, 2.700%, 10/31/2048	1,715,101	0.4
		3,408,612	0.8

Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
	Sri Lanka: 0.0%
200,000 (1)	Sri Lanka Government International Bond, 6.825%, 07/18/2026	$133,260	0.0

	Thailand: 0.4%
THB 41,793,000	Thailand Government Bond, 2.875%, 12/17/2028	1,471,541	0.4

	Turkey: 0.3%
800,000	Turkey Government International Bond, 4.875%, 10/09/2026	767,000	0.2
200,000	Turkey Government International Bond, 5.600%, 11/14/2024	201,750	0.0
461,000	Turkey Government International Bond, 7.375%, 02/05/2025	490,659	0.1
		1,459,409	0.3

	Ukraine: 0.4%
250,000	Ukraine Government International Bond, 7.253%, 03/15/2033	250,937	0.1
525,000	Ukraine Government International Bond, 7.375%, 09/25/2032	531,838	0.1
800,000	Ukraine Government International Bond, 7.750%, 09/01/2025	864,177	0.2
		1,646,952	0.4

	United Kingdom: 0.6%
GBP 700,000	United Kingdom Gilt, 1.750%, 01/22/2049	$1,060,254	0.2
GBP 1,100,000	United Kingdom Gilt, 4.000%, 03/07/2022	1,570,211	0.4
		2,630,465	0.6
	Uruguay: 0.0%
75,000	Uruguay Government International Bond, 4.375%, 10/27/2027	85,955	0.0
	Total Sovereign Bonds (Cost $61,284,501)	63,066,599	15.0
COMMERCIAL MORTGAGE-BACKED SECURITIES: 8.9%
	United States: 8.9%
7,616,625 (2)(4)	BANK 2017-BNK5 XA, 1.198%, 06/15/2060	339,516	0.1
987,778 (2)(4)	BANK 2019-BNK16 XA, 1.121%, 02/15/2052	60,296	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Global Bond Fund	as of April 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
	United States (continued)
20,091,868 (2)(4)	Benchmark 2018-B2 XA Mortgage Trust, 0.552%, 02/15/2051	$414,730	0.1
280,000 (1)	Benchmark 2019-B9 D Mortgage Trust, 3.000%, 03/15/2052	257,459	0.1
1,429,383 (2)(4)	Benchmark 2019-B9 XA Mortgage Trust, 1.209%, 03/15/2052	99,027	0.0
300,000 (1)	Benchmark 2020-B18 AGNE Mortgage Trust, 3.759%, 07/15/2053	307,938	0.1
1,316,000 (1)	Benchmark 2020-B18 AGNF Mortgage Trust, 4.139%, 07/15/2053	1,338,382	0.3
10,419,278 (2)(4)	Benchmark 2020-B21 xa Mortgage Trust, 1.570%, 12/17/2053	1,149,325	0.3
6,475,958 (2)(4)	Benchmark 2021-B23 XA Mortgage Trust, 1.387%, 02/15/2054	642,174	0.2
160,000 (1)	BX Commercial Mortgage Trust 2020-VKNG E, 2.215%, (US0001M + 2.100%), 10/15/2037	160,688	0.0
1,888,000 (1)	BX Commercial Mortgage Trust 2021-IRON E, 2.465%, (US0001M + 2.350%), 02/15/2038	1,901,109	0.5
100,000 (1)(2)	BX Trust 2019-OC11 E, 4.076%, 12/09/2041	101,539	0.0
890,000 (1)(2)	CALI Mortgage Trust 2019-101C E, 4.469%, 03/10/2039	868,877	0.2
3,009,761 (2)(4)	CD 2016-CD1 Mortgage Trust XA, 1.528%, 08/10/2049	179,084	0.0
360,000 (1)(2)	Citigroup Commercial Mortgage Trust 2016-C2 E, 1.705%, 08/10/2049	281,504	0.1
8,581,000 (2)(4)	Citigroup Commercial Mortgage Trust 2016-C2 XB, 0.989%, 08/10/2049	353,161	0.1
3,432,909 (2)(4)	Citigroup Commercial Mortgage Trust 2017-C4 XA, 1.232%, 10/12/2050	172,543	0.0
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
	United States (continued)
15,763,996 (1)(2)(4)	COMM 2012-LTRT XA, 1.011%, 10/05/2030	$131,481	0.0
200,000 (1)(2)	COMM 2013-CR10 E Mortgage Trust, 4.949%, 08/10/2046	185,183	0.0
300,000 (2)	COMM 2016-COR1 C, 4.513%, 10/10/2049	323,749	0.1
6,664,120 (2)(4)	COMM 2016-CR28 XA, 0.794%, 02/10/2049	172,939	0.0
150,000 (1)(2)	Credit Suisse Mortgage Capital Certificates 2020-NET C, 3.526%, 08/15/2037	156,278	0.0
530,000 (1)(2)	DBJPM 16-C3 Mortgage Trust, 3.631%, 08/10/2049	446,519	0.1
650,000 (1)(2)	DBUBS 2011-LC2 E Mortgage Trust, 5.616%, 07/10/2044	619,906	0.2
540,000 (1)	DBUBS 2011-LC2A F Mortgage Trust, 3.765%, (US0001M + 3.650%), 07/10/2044	411,724	0.1
1,470,000 (1)(2)	DBUBS 2017-BRBK F Mortgage Trust, 3.648%, 10/10/2034	1,489,681	0.4
910,000 (1)(2)	Del Amo Fashion Center Trust 2017-AMO C, 3.757%, 06/05/2035	805,297	0.2
170,000 (1)(2)	Fontainebleau Miami Beach Trust 2019-FBLU F, 4.095%, 12/10/2036	172,161	0.0
3,553,133	Freddie Mac Multifamily 2021-ML08-X-US Certificates Sustainability Bonds, 1.846%, 07/25/2037	663,078	0.2
9,790,382 (2)(4)	Freddie Mac Multifamily Structured Pass Through Certificates K118 X1, 1.055%, 09/25/2030	758,851	0.2
7,106,509 (2)(4)	Freddie Mac Multifamily Structured Pass Through Certificates K122 X1, 0.974%, 11/25/2030	510,695	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Global Bond Fund	as of April 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
	United States (continued)
3,597,949 (2)(4)	Freddie Mac Multifamily Structured Pass Through Certificates K-1517 X1, 1.447%, 07/25/2035	$526,602	0.1
5,587,478 (2)(4)	Freddie Mac Multifamily Structured Pass Through Certificates K-1518 X1, 0.962%, 10/25/2035	519,093	0.1
26,502,582 (2)(4)	Freddie Mac Multifamily Structured Pass Through CertificatesK151 X1, 0.542%, 04/25/2030	741,768	0.2
400,000 (1)(2)	Grace Trust 2020-GRCE E, 2.769%, 12/10/2040	373,718	0.1
1,760,000 (1)(2)	GS Mortgage Securities Corp. Trust 2017-SLP E, 4.744%, 10/10/2032	1,752,125	0.4
220,000 (1)	GS Mortgage Securities Trust 2013-GC16 G, 3.500%, 11/10/2046	117,614	0.0
4,222,543 (2)(4)	GS Mortgage Securities Trust 2013-GC16 XA, 1.195%, 11/10/2046	90,677	0.0
7,688,596 (2)(4)	GS Mortgage Securities Trust 2017-GS6 XA, 1.177%, 05/10/2050	420,267	0.1
600,000 (1)(2)	GS Mortgage Securities Trust 2019-GC40 DBD, 3.668%, 07/10/2052	611,600	0.1
460,000 (1)(2)	GS Mortgage Securities Trust 2019-GC40 DBE, 3.668%, 07/10/2052	459,695	0.1
540,000 (1)(2)	GS Mortgage Securities Trust 2020-GC45 SWC, 3.326%, 12/13/2039	526,070	0.1
3,350,000 (1)(2)	JP Morgan Chase Commercial Mortgage Securities Corp. 2018-AON D, 4.767%, 07/05/2031	3,510,402	0.8
200,000 (1)(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C4 G, 3.873%, 07/15/2046	198,696	0.1
730,000 (1)(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C5 B, 5.607%, 08/15/2046	735,033	0.2
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
	United States (continued)
2,120,000 (1)(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C5 E, 4.000%, 08/15/2046	$1,596,187	0.4
7,988,130 (2)(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX XA, 1.578%, 06/15/2045	37,228	0.0
420,000 (1)(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2020-LOOP E, 3.990%, 12/05/2038	412,133	0.1
1,205,257 (1)	KKR Industrial Portfolio Trust 2020-AIP C, 1.748%, (US0001M + 1.633%), 03/15/2037	1,212,796	0.3
240,000 (1)(2)	LSTAR Commercial Mortgage Trust 2015-3 D, 3.323%, 04/20/2048	228,123	0.1
4,703,621 (1)(2)(4)	LSTAR Commercial Mortgage Trust 2017-5 X, 1.141%, 03/10/2050	146,602	0.0
436,000 (1)	MF1 Multifamily Housing Mortgage Loan Trust 2021-FL5 D, 2.615%, (US0001M + 2.500%), 07/15/2036	435,590	0.1
900,000 (1)	MHC Commercial Mortgage Trust 2021-MHC F, 2.751%, (US0001M + 2.601%), 04/15/2038	903,201	0.2
1,320,000 (1)(2)	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6 E, 4.759%, 11/15/2045	1,148,840	0.3
21,550,000 (1)(2)(4)	Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19 XB, 0.606%, 12/15/2047	349,604	0.1
250,000 (1)	MRCD 2019-PARK E Mortgage Trust, 2.718%, 12/15/2036	248,578	0.1
200,000 (1)(2)	UBS-Barclays Commercial Mortgage Trust 2012-C4 D, 4.617%, 12/10/2045	142,937	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Global Bond Fund	as of April 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
	United States (continued)
340,000 (1)(2)	UBS-Barclays Commercial Mortgage Trust 2012-C4 E, 4.617%, 12/10/2045	$191,701	0.0
5,192,277 (2)(4)	Wells Fargo Commercial Mortgage Trust 2020-C55 XA, 1.440%, 02/15/2053	487,569	0.1
1,360,000 (1)(2)	West Town Mall Trust 2017-KNOX E, 4.491%, 07/05/2030	1,292,299	0.3
730,000 (1)(2)	WFRBS Commercial Mortgage Trust 2011-C5 B, 5.849%, 11/15/2044	738,770	0.2
630,000 (1)(2)	WFRBS Commercial Mortgage Trust 2013-C11 F, 4.397%, 03/15/2045	476,819	0.1
330,000 (1)(2)	WFRBS Commercial Mortgage Trust 2013-C14 D, 4.104%, 06/15/2046	286,799	0.1
4,657,958 (2)(4)	WFRBS Commercial Mortgage Trust 2013-UBS1 XA, 1.125%, 03/15/2046	95,910	0.0
14,253,376 (2)(4)	WFRBS Commercial Mortgage Trust 2014-C19 XA, 1.178%, 03/15/2047	299,204	0.1
730,000 (2)	WFRBS Commercial Mortgage Trust 2014-LC14 C, 4.344%, 03/15/2047	771,154	0.2
	Total Commercial Mortgage-Backed Securities (Cost $38,592,437)	37,560,298	8.9
ASSET-BACKED SECURITIES: 8.7%
	United States: 8.7%
1,650,000 (1)	AGL CLO 11 Ltd. 2021-11A AJ, 1.526%, (US0003M + 1.350%), 04/15/2034	1,650,000	0.4
250,000 (1)	AIG CLO 2021-1A C, 1.944%, (US0003M + 1.750%), 04/22/2034	250,023	0.1
500,000 (1)	AMMC CLO 16 Ltd. 2015-16A CR2, 2.136%, (US0003M + 1.950%), 04/14/2029	495,259	0.1
400,000 (1)	Apidos CLO XXIV 2016-24A BRR, 2.238%, (US0003M + 2.050%), 10/20/2030	399,013	0.1
300,000 (1)	Ares XXVIIIR CLO Ltd. 2018-28RA A2, 1.590%, (US0003M + 1.400%), 10/17/2030	300,112	0.1
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	United States (continued)
750,000 (1)	Barings Clo Ltd. 2019-4A C, 2.984%, (US0003M + 2.800%), 01/15/2033	$752,539	0.2
1,190,000 (1)	BDS 2020-FL5 C Ltd., 2.165%, (US0001M + 2.050%), 02/16/2037	1,188,144	0.3
510,000 (1)	Benefit Street Partners CLO X Ltd. 2016-10A BRR, 2.338%, (US0003M + 2.150%), 04/20/2034	507,094	0.1
500,000 (1)	BlueMountain CLO 2013-2A CR, 2.134%, (US0003M + 1.950%), 10/22/2030	495,653	0.1
250,000 (1)	BlueMountain CLO Ltd. 2021-28A C, 2.113%, (US0003M + 2.000%), 04/15/2034	248,777	0.1
500,000 (1)	BlueMountain CLO XXXI Ltd. 2021-31A A2, 1.576%, (US0003M + 1.400%), 04/19/2034	500,000	0.1
850,000 (1)	BlueMountain Fuji US Clo I Ltd. 2017-1A CR, 2.438%, (US0003M + 2.250%), 07/20/2029	847,810	0.2
2,000,000 (1)	Carlyle Global Market Strategies CLO 2016-1 Ltd. 2016-1A A1R2, 1.316%, (US0003M + 1.140%), 04/20/2034	2,000,000	0.5
300,000 (1)	Carlyle US Clo 2017-2A A2R Ltd., 1.776%, (US0003M + 1.600%), 07/20/2031	300,033	0.1
700,000 (1)	Carlyle US Clo 2017-2A CR Ltd., 1.594%, (US0003M + 1.400%), 07/20/2031	700,077	0.2
750,000 (1)	CIFC Funding 2013-IA BR Ltd., 2.584%, (US0003M + 2.400%), 07/16/2030	750,459	0.2
865,000 (1)	CIFC Funding 2015-4A BR2 Ltd., 2.009%, (US0003M + 1.900%), 04/20/2034	863,564	0.2
800,000 (1)	CIFC Funding 2020-2A A1 Ltd., 1.838%, (US0003M + 1.650%), 08/24/2032	802,103	0.2
422,498 (2)	Citigroup Mortgage Loan Trust 2006-WF1 A2E, 4.832%, 03/25/2036	269,654	0.1
600,000 (1)	Clear Creek CLO 2015-1A CR, 2.138%, (US0003M + 1.950%), 10/20/2030	599,660	0.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Global Bond Fund	as of April 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	United States (continued)
1,000,000 (1)	Dryden 49 Senior Loan Fund 2017-49A CR, 2.244%, (US0003M + 2.050%), 07/18/2030	$1,000,107	0.2
1,000,000 (1)	Galaxy XV CLO Ltd. 2013-15A CR, 2.184%, (US0003M + 2.000%), 10/15/2030	999,448	0.2
600,000 (1)	Galaxy XXI CLO Ltd. 2015-21A CR, 1.938%, (US0003M + 1.750%), 04/20/2031	596,431	0.1
250,000 (1)	Kayne CLO 10 Ltd. 2021-10A C, 1.944%, (US0003M + 1.750%), 04/23/2034	247,934	0.1
350,000 (1)	LCM XIV L.P. 14A AR, 1.228%, (US0003M + 1.040%), 07/20/2031	350,110	0.1
400,000 (1)	LCM XXIV Ltd. 24A CR, 2.088%, (US0003M + 1.900%), 03/20/2030	398,734	0.1
900,000 (1)	Madison Park Funding XXI Ltd. 2016-21A BR, 3.034%, (US0003M + 2.850%), 10/15/2032	901,491	0.2
500,000 (1)	Madison Park Funding XXXI Ltd. 2018-31A C, 2.323%, (US0003M + 2.150%), 01/23/2031	500,127	0.1
550,000 (1)	Marble Point CLO XIV Ltd. 2018-2A A1R, 1.468%, (US0003M + 1.280%), 01/20/2032	551,174	0.1
300,000 (1)(2)	Mill City Mortgage Loan Trust 2017-1 M2, 3.250%, 11/25/2058	319,500	0.1
300,000 (1)(2)	Mill City Mortgage Loan Trust 2017-2 M2, 3.250%, 07/25/2059	316,981	0.1
1,100,000 (1)	Neuberger Berman Loan Advisers CLO 30 Ltd. 2018-30A CR, 1.938%, (US0003M + 1.750%), 01/20/2031	1,097,197	0.3
600,000 (1)	Neuberger Berman Loan Advisers Clo 40 Ltd. 2021-40A C, 1.938%, (US0003M + 1.750%), 04/16/2033	598,433	0.1
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	United States (continued)
250,000 (1)	Oak Hill Credit Partners 2021-8A C, 2.088%, (US0003M + 1.900%), 01/18/2034	$249,597	0.1
1,000,000 (1)	OCP CLO 2014-5 A BR Ltd., 1.976%, (US0003M + 1.800%), 04/26/2031	992,825	0.2
450,000 (1)	Octagon Investment Partners 30 Ltd. 2017-1A BR, 2.138%, (US0003M + 1.950%), 03/17/2030	448,142	0.1
900,000 (1)	Octagon Investment Partners XIV Ltd. 2012-1A BRR, 2.284%, (US0003M + 2.100%), 07/15/2029	897,097	0.2
1,000,000 (1)	Octagon Investment Partners XXI Ltd. 2014-1A BR3, 1.944%, (US0003M + 1.750%), 02/14/2031	1,000,114	0.2
1,000,000 (1)	OHA Credit Partners VII Ltd. 2012-7A CR3, 1.968%, (US0003M + 1.800%), 02/20/2034	996,722	0.2
800,000 (1)	Palmer Square CLO 2020-2A A1A Ltd., 1.884%, (US0003M + 1.700%), 07/15/2031	801,155	0.2
3,000,000 (1)	Palmer Square CLO Ltd. 2021-2A A, 1.326%, (US0003M + 1.150%), 07/15/2034	3,000,000	0.7
1,000,000 (1)	Recette Clo Ltd. 2015-1A CRR, 1.938%, (US0003M + 1.750%), 04/20/2034	996,677	0.2
450,000 (1)	Riserva Clo Ltd. 2016-3A ARR, 1.250%, (US0003M + 1.060%), 01/18/2034	449,203	0.1
650,000 (1)	Shackleton 2019-15A CR CLO Ltd., 2.334%, (US0003M + 2.150%), 01/15/2032	646,749	0.2
900,000 (1)	Sound Point Clo XIV Ltd. 2016-3A CR, 2.223%, (US0003M + 2.050%), 01/23/2029	896,993	0.2
1,000,000 (1)	Sound Point Clo XV Ltd. 2017-1A CR, 2.244%, (US0003M + 2.050%), 01/23/2029	1,000,113	0.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Global Bond Fund	as of April 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	United States (continued)
300,000 (1)	Symphony CLO XXVI Ltd. 2021-26A CR, 2.109%, (US0003M + 2.000%), 04/20/2033	$298,635	0.1
350,000 (1)	TCI-Flatiron Clo 2018-1A CR Ltd., 1.927%, (US0003M + 1.750%), 01/29/2032	350,031	0.1
450,000 (1)	TCW CLO 2021-1A C Ltd., 2.009%, (US0003M + 1.900%), 03/18/2034	449,256	0.1
500,000 (1)	THL Credit Wind River 2016-1A CR CLO Ltd., 2.284%, (US0003M + 2.100%), 07/15/2028	500,145	0.1
600,000 (1)	Venture XXVII CLO Ltd. 2017-27A CR, 2.488%, (US0003M + 2.300%), 07/20/2030	597,117	0.1
	Total Asset-Backed Securities (Cost $36,235,046)	36,368,212	8.7
U.S. TREASURY OBLIGATIONS: 3.4%
	U.S. Treasury Bonds: 0.4%
1,833,600	1.625%,11/15/2050	1,568,874	0.4

	U.S. Treasury Notes: 3.0%
229,700	0.125%,03/31/2023	229,592	0.0
811,800	0.375%,04/15/2024	812,846	0.2
2,018,000	0.750%,03/31/2026	2,010,275	0.5
478,000	0.750%,04/30/2026	475,778	0.1
2,786,000	1.125%,02/15/2031	2,660,848	0.6
1,400,300	1.250%,03/31/2028	1,396,362	0.3
2,835,900	1.250%,04/30/2028	2,825,044	0.7
2,362,000	1.750%,03/31/2022	2,398,385	0.6
		12,809,130	3.0
	Total U.S. Treasury Obligations (Cost $14,448,320)	14,378,004	3.4

	Value	Percentage of Net Assets
PURCHASED OPTIONS(8): 0.0%
Total Purchased Options (Cost $155,810)	$112,610	0.0
Total Long-Term Investments (Cost $381,489,704)	389,772,394	92.8
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 10.3%
	Commercial Paper: 6.1%
1,500,000	American Electric Power Co., 0.220%, 06/23/2021	1,499,505	0.4
2,000,000	American Electric Power Co., 0.250%, 07/27/2021	1,998,782	0.5
4,000,000	American Honda Finance Corp., 0.220%, 07/06/2021	3,998,422	0.9
3,000,000	Dominion Resources, Inc., 0.250%, 07/19/2021	2,998,380	0.7
3,900,000	Duke Energy Corp., 0.200%, 06/09/2021	3,899,146	0.9
3,000,000	eBay, Inc., 0.170%, 05/19/2021	2,999,739	0.7
4,000,000	Entergy Corp., 0.110%, 05/03/2021	3,999,965	1.0
4,000,000	Mondelez International, Inc., 0.150%, 05/06/2021	3,999,900	1.0
	Total Commercial Paper
	(Cost $25,394,459)	25,393,839	6.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Global Bond Fund	as of April 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements: 0.4%
673,039 (9)	Daiwa Capital Markets, Repurchase Agreement dated 04/30/21, 0.01%, due 05/03/21 (Repurchase Amount $673,040, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $686,500, due 06/30/21-05/01/51)	$673,039	0.2
1,000,000 (9)	RBC Dominion Securities Inc., Repurchase Agreement dated 04/30/21, 0.01%, due 05/03/21 (Repurchase Amount $1,000,001, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,020,000, due 06/01/21-12/15/60)	1,000,000	0.2
	Total Repurchase Agreements (Cost $1,673,039)	1,673,039	0.4

Shares		Value	Percentage of Net Assets
Mutual Funds: 3.8%
15,993,000 (10)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030% (Cost $15,993,000)	15,993,000	3.8
	Total Short-Term Investments (Cost $43,060,498)	43,059,878	10.3
	Total Investments in Securities (Cost $424,550,202)	$432,832,272	103.1
	Liabilities in Excess of Other Assets	(13,005,342)	(3.1)
	Net Assets	$419,826,930	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(2)
Variable rate security. Rate shown is the rate in effect as of April 30, 2021.

(3)
Security, or a portion of the security, is on loan.

(4)
Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

(5)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(6)
Represents or includes a TBA transaction.

(7)
Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rates shown reflect the current and next coupon rate as of April 30, 2021.

(8)
The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.

(9)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(10)
Rate shown is the 7-day yield as of April 30, 2021.

Currency Abbreviations:
AUD
Australian Dollar

CAD
Canadian Dollar

CNY
Chinese Yuan

COP
Colombian Peso

EUR
EU Euro

GBP
British Pound

IDR
Indonesian Rupiah

MYR
Malaysian Ringgit

PEN
Peruvian Nuevo Sol

RON
Romanian New Leu

RUB
Russian Ruble

THB
Thai Baht

Reference Rate Abbreviations:
12MTA
12-month Treasury Average

US0001M
1-month LIBOR

US0003M
3-month LIBOR

Geographic Diversification as of April 30, 2021 (as a percentage of net assets)
United States	64.9%
China	5.6%
United Kingdom	2.1%
Mexico	1.2%
Peru	1.1%
Malaysia	1.1%
Indonesia	1.0%
Russia	0.9%
Canada	0.9%
Brazil	0.8%
Countries between 0.0%-0.8%^	13.2%
Assets in Excess of Other Liabilities*,**	7.2%
Net Assets	100.0%

^
Includes 43 countries, which each represents 0.0%-0.8% of net assets.

*
Includes short-term investments.

**
Includes purchased options.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Global Bond Fund	as of April 30, 2021 (Unaudited) (continued)

Sector Diversification	Percentage of Net Assets
Sovereign Bonds	15.0%
Collateralized Mortgage Obligations	13.4
Financial	10.1
Commercial Mortgage-Backed Securities	8.9
Other Asset-Backed Securities	8.7
Consumer, Non-cyclical	5.9
Uniform Mortgage-Backed Securities	4.9
Communications	4.1
Energy	4.1
U.S. Treasury Obligations	3.4
Utilities	3.0
Sector Diversification	Percentage of Net Assets
U.S. Government Agency Obligations	2.9
Basic Materials	2.8
Industrial	2.3
Consumer, Cyclical	1.7
Technology	1.6
Purchased Options	0.0
Short-Term Investments	10.3
Liabilities in Excess of Other Assets	(3.1)
Net Assets	100.0%

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of April 30, 2021 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at April 30, 2021
Asset Table
Investments, at fair value
Purchased Options	$—	$112,610	$—	$112,610
Corporate Bonds/Notes	—	149,361,748	—	149,361,748
Collateralized Mortgage Obligations	—	56,120,973	—	56,120,973
Asset-Backed Securities	—	36,368,212	—	36,368,212
U.S. Government Agency Obligations	—	32,803,950	—	32,803,950
Sovereign Bonds	—	63,066,599	—	63,066,599
Commercial Mortgage-Backed Securities	—	37,560,298	—	37,560,298
U.S. Treasury Obligations	—	14,378,004	—	14,378,004
Short-Term Investments	15,993,000	27,066,878	—	43,059,878
Total Investments, at fair value	$15,993,000	$416,839,272	$—	$432,832,272
Other Financial Instruments+
Centrally Cleared Swaps	—	935,736	—	935,736
Forward Foreign Currency Contracts	—	3,659,999	—	3,659,999
Futures	1,031,916	—	—	1,031,916
OTC Swaps	—	87,903	—	87,903
Total Assets	$17,024,916	$421,522,910	$—	$438,547,826
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$—	$(4,007,809)	$—	$(4,007,809)
Forward Foreign Currency Contracts	—	(1,999,086)	—	(1,999,086)
Futures	(780,240)	—	—	(780,240)
OTC Swaps	—	(15,839)	—	(15,839)
Written Options	—	(191,941)	—	(191,941)
Total Liabilities	$(780,240)	$(6,214,675)	$—	$(6,994,915)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Global Bond Fund	as of April 30, 2021 (Unaudited) (continued)

At April 30, 2021, the following forward foreign currency contracts were outstanding for Voya Global Bond Fund:
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 1,980,000	CAD 2,488,797	Bank of America N.A.	05/21/21	$(44,868)
MYR 5,470,917	USD 1,344,040	Barclays Bank PLC	05/07/21	(8,794)
IDR 114,967,874,312	USD 7,923,076	BNP Paribas	05/07/21	31,781
AUD 2,235,388	USD 1,733,767	BNP Paribas	05/21/21	(11,599)
USD 1,939,675	JPY 209,585,797	BNP Paribas	05/21/21	21,725
NOK 61,969,254	USD 7,324,235	BNP Paribas	05/21/21	120,626
USD 4,275,509	CAD 5,332,458	BNP Paribas	05/21/21	(62,940)
AUD 6,975,398	USD 5,339,179	BNP Paribas	05/21/21	34,746
USD 6,020,512	EUR 5,052,037	BNP Paribas	05/21/21	(55,397)
USD 2,473,511	CAD 3,067,178	BNP Paribas	05/21/21	(21,923)
CAD 3,027,571	USD 2,421,466	BNP Paribas	05/21/21	41,744
GBP 4,582,809	USD 6,298,911	BNP Paribas	05/21/21	30,397
USD 3,686,529	AUD 4,730,292	BNP Paribas	05/21/21	42,259
AUD 8,101,741	USD 6,299,549	BNP Paribas	05/21/21	(57,877)
JPY 397,704,779	USD 3,639,039	BNP Paribas	05/21/21	23,325
USD 1,949,732	JPY 212,673,893	BNP Paribas	05/21/21	3,523
USD 1,877,643	CAD 2,328,296	BNP Paribas	05/21/21	(16,642)
USD 3,655,861	AUD 4,743,498	BNP Paribas	05/21/21	1,417
AUD 2,429,058	USD 1,883,771	BNP Paribas	05/21/21	(12,397)
JPY 211,334,596	USD 1,940,407	BNP Paribas	05/21/21	(6,454)
SEK 51,589,290	USD 6,131,618	BNP Paribas	05/21/21	72,965
USD 9,151,838	GBP 6,636,576	BNP Paribas	05/21/21	(13,922)
USD 2,060,698	CLP 1,459,041,808	BNP Paribas	05/28/21	8,144
CNY 47,043,541	USD 7,242,242	BNP Paribas	06/18/21	(2,537)
USD 70,472	HKD 547,037	Brown Brothers Harriman & Co.	05/07/21	47
HKD 547,037	USD 70,523	Brown Brothers Harriman & Co.	05/07/21	(99)
GBP 960,218	USD 1,328,457	Brown Brothers Harriman & Co.	05/21/21	(2,302)
EUR 1,075,379	USD 1,300,526	Brown Brothers Harriman & Co.	05/21/21	(7,206)
USD 1,771,423	NOK 14,684,528	Brown Brothers Harriman & Co.	05/21/21	7,253
JPY 2,646,842	USD 24,496	Brown Brothers Harriman & Co.	05/21/21	(274)
USD 2,685,649	NOK 22,309,844	Brown Brothers Harriman & Co.	05/21/21	(31,255)
EUR 1,599,579	USD 1,941,038	Brown Brothers Harriman & Co.	05/21/21	(17,280)
USD 3,309,740	GBP 2,380,185	Brown Brothers Harriman & Co.	05/21/21	22,472
USD 755,072	NOK 6,180,657	Brown Brothers Harriman & Co.	05/21/21	12,540
NOK 6,598,538	USD 791,282	Brown Brothers Harriman & Co.	05/21/21	1,453
JPY 203,674,615	USD 1,885,770	Brown Brothers Harriman & Co.	05/21/21	(21,914)
NOK 14,743,296	USD 1,763,368	Brown Brothers Harriman & Co.	05/21/21	7,861
USD 1,605,906	NZD 2,276,195	Brown Brothers Harriman & Co.	05/21/21	(22,846)
USD 2,833,411	CHF 2,615,555	Brown Brothers Harriman & Co.	05/21/21	(31,878)
JPY 165,727,637	USD 1,533,215	Brown Brothers Harriman & Co.	05/21/21	(16,617)
USD 27,919	JPY 3,044,875	Brown Brothers Harriman & Co.	05/21/21	55
CAD 2,155,165	USD 1,715,141	Brown Brothers Harriman & Co.	05/21/21	38,286
USD 1,249,819	EUR 1,037,826	Brown Brothers Harriman & Co.	05/21/21	1,661
GBP 2,492,611	USD 3,474,453	Brown Brothers Harriman & Co.	05/21/21	(31,913)
USD 1,662,854	NOK 13,910,155	Brown Brothers Harriman & Co.	05/21/21	(8,284)
USD 2,411,362	JPY 264,774,491	Brown Brothers Harriman & Co.	05/21/21	(11,628)
USD 15,000,000	EUR 12,621,354	Brown Brothers Harriman & Co.	05/21/21	(179,265)
USD 1,783,111	CHF 1,644,046	Brown Brothers Harriman & Co.	05/21/21	(17,909)
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Global Bond Fund	as of April 30, 2021 (Unaudited) (continued)

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR 486,325	USD 579,925	Brown Brothers Harriman & Co.	05/21/21	4,962
USD 2,561,237	NZD 3,647,233	Brown Brothers Harriman & Co.	05/21/21	(48,573)
USD 3,252,228	NOK 27,624,914	Brown Brothers Harriman & Co.	05/21/21	(66,573)
JPY 220,976,252	USD 2,020,092	Brown Brothers Harriman & Co.	05/21/21	2,094
USD 6,765,740	AUD 8,830,530	Brown Brothers Harriman & Co.	05/21/21	(37,400)
USD 1,701,819	GBP 1,230,569	Brown Brothers Harriman & Co.	05/21/21	2,283
USD 990,308	CHF 921,499	Brown Brothers Harriman & Co.	05/21/21	(19,176)
USD 1,357,400	AUD 1,775,830	Brown Brothers Harriman & Co.	05/21/21	(10,719)
USD 569,425	GBP 408,362	Brown Brothers Harriman & Co.	05/21/21	5,437
HKD 547,037	USD 70,479	Brown Brothers Harriman & Co.	06/18/21	(46)
USD 311,564	RUB 23,287,755	Citibank N.A.	05/07/21	2,031
USD 1,470,427	THB 46,197,443	Citibank N.A.	05/07/21	(13,201)
USD 414	PHP 19,970	Citibank N.A.	05/07/21	(1)
USD 656,674	PLN 2,478,659	Citibank N.A.	05/07/21	3,044
CAD 3,140,372	USD 2,507,830	Citibank N.A.	05/21/21	47,154
CAD 2,186,581	USD 1,748,798	Citibank N.A.	05/21/21	30,189
SEK 23,319,416	USD 2,765,171	Citibank N.A.	05/21/21	(10,138)
CAD 1,955,377	USD 1,548,883	Citibank N.A.	05/21/21	41,998
USD 3,004,489	JPY 326,473,849	Citibank N.A.	05/21/21	16,880
USD 1,493,680	AUD 1,937,479	Citibank N.A.	05/21/21	(27,096)
USD 3,830,083	SEK 32,699,716	Citibank N.A.	05/21/21	(33,169)
CAD 3,679,705	USD 2,927,771	Citibank N.A.	05/21/21	66,010
USD 3,116,345	GBP 2,255,113	Citibank N.A.	05/21/21	(41,546)
USD 5,497,616	NZD 7,589,302	Citibank N.A.	05/21/21	(30,239)
USD 1,872,570	GBP 1,363,023	Citibank N.A.	05/21/21	(9,898)
PHP 19,970	USD 413	Citibank N.A.	06/18/21	4
PLN 2,478,659	USD 656,794	Citibank N.A.	06/18/21	(3,014)
KRW 5,640,722,848	USD 5,085,260	Citibank N.A.	06/18/21	(39,588)
MYR 13,138,758	USD 3,211,952	Goldman Sachs International	05/07/21	(25,692)
MXN 71,580,690	USD 3,503,684	Goldman Sachs International	05/28/21	20,319
USD 3,209,441	MYR 13,138,758	Goldman Sachs International	06/18/21	1,368
HUF 53,585,311	USD 177,510	HSBC Bank USA N.A.	05/07/21	1,447
USD 41,645	TRY 342,815	HSBC Bank USA N.A.	05/07/21	299
USD 606,996	SGD 804,588	HSBC Bank USA N.A.	05/07/21	2,391
USD 330,561	ILS 1,073,195	HSBC Bank USA N.A.	05/07/21	170
SGD 804,588	USD 604,206	HSBC Bank USA N.A.	05/07/21	400
TRY 15,119,612	USD 2,001,815	HSBC Bank USA N.A.	05/07/21	(178,285)
USD 14,304	ZAR 217,395	HSBC Bank USA N.A.	05/07/21	(679)
USD 1,615,436	PEN 5,918,948	HSBC Bank USA N.A.	05/28/21	50,869
USD 1,612,137	PEN 5,918,948	HSBC Bank USA N.A.	05/28/21	47,569
ILS 1,073,195	USD 330,711	HSBC Bank USA N.A.	06/18/21	(162)
TRY 342,815	USD 40,737	HSBC Bank USA N.A.	06/18/21	(297)
SGD 804,588	USD 606,914	HSBC Bank USA N.A.	06/18/21	(2,399)
USD 1,572,904	RON 6,385,749	JPMorgan Chase Bank N.A.	05/07/21	14,198
USD 1,572,920	RON 6,385,749	JPMorgan Chase Bank N.A.	05/07/21	14,214
USD 1,572,820	RON 6,385,749	JPMorgan Chase Bank N.A.	05/07/21	14,113
ILS 1,073,195	USD 326,256	JPMorgan Chase Bank N.A.	05/07/21	4,135
USD 1,768,041	TRY 14,776,797	JPMorgan Chase Bank N.A.	05/07/21	(14,142)
USD 1,572,711	RON 6,385,749	JPMorgan Chase Bank N.A.	05/07/21	14,005
USD 345,044	IDR 4,978,638,523	JPMorgan Chase Bank N.A.	05/07/21	114
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Global Bond Fund	as of April 30, 2021 (Unaudited) (continued)

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
ZAR 217,395	USD 15,252	JPMorgan Chase Bank N.A.	05/07/21	(268)
USD 1,200,000	GBP 867,556	JPMorgan Chase Bank N.A.	05/21/21	1,820
PEN 3,927,233	USD 1,090,686	JPMorgan Chase Bank N.A.	05/28/21	(52,592)
PEN 3,903,700	USD 1,076,675	JPMorgan Chase Bank N.A.	05/28/21	(44,802)
PEN 10,065,219	USD 2,742,716	JPMorgan Chase Bank N.A.	05/28/21	(82,155)
IDR 4,978,638,523	USD 343,141	JPMorgan Chase Bank N.A.	06/18/21	8,107
USD 15,164	ZAR 217,395	JPMorgan Chase Bank N.A.	06/18/21	270
CZK 5,112,536	USD 235,509	Morgan Stanley Capital Services LLC	05/07/21	2,163
USD 180,131	HUF 53,585,311	Morgan Stanley Capital Services LLC	05/07/21	1,174
RON 21,884,761	USD 5,356,261	Morgan Stanley Capital Services LLC	05/07/21	(14,378)
USD 4,525,545	MYR 18,609,675	Morgan Stanley Capital Services LLC	05/07/21	(16,382)
PLN 2,478,659	USD 660,409	Morgan Stanley Capital Services LLC	05/07/21	(6,779)
USD 239,430	CZK 5,112,536	Morgan Stanley Capital Services LLC	05/07/21	1,758
NZD 3,830,431	USD 2,748,905	Morgan Stanley Capital Services LLC	05/21/21	(8,007)
SEK 16,818,736	USD 1,947,681	Morgan Stanley Capital Services LLC	05/21/21	39,340
JPY 6,855,922,223	USD 62,415,548	Morgan Stanley Capital Services LLC	05/21/21	323,991
NOK 8,312,092	USD 982,749	Morgan Stanley Capital Services LLC	05/21/21	15,849
CHF 3,048,079	USD 3,270,422	Morgan Stanley Capital Services LLC	05/21/21	68,687
USD 1,561,357	NOK 13,258,077	Morgan Stanley Capital Services LLC	05/21/21	(31,442)
CAD 6,001,854	USD 4,787,430	Morgan Stanley Capital Services LLC	05/21/21	95,636
USD 1,319,484	CHF 1,216,319	Morgan Stanley Capital Services LLC	05/21/21	(12,970)
AUD 5,375,319	USD 4,098,200	Morgan Stanley Capital Services LLC	05/21/21	43,006
EUR 1,170,672	USD 1,399,456	Morgan Stanley Capital Services LLC	05/21/21	8,470
USD 9,000,000	JPY 987,731,460	Morgan Stanley Capital Services LLC	05/21/21	(38,874)
USD 9,151,838	GBP 6,636,926	Morgan Stanley Capital Services LLC	05/21/21	(14,406)
USD 2,349,990	EUR 1,961,747	Morgan Stanley Capital Services LLC	05/21/21	(9,335)
CHF 8,716,623	USD 9,468,524	Morgan Stanley Capital Services LLC	05/21/21	80,362
USD 7,924,255	CHF 7,196,781	Morgan Stanley Capital Services LLC	05/21/21	40,325
USD 4,394,530	NOK 37,373,303	Morgan Stanley Capital Services LLC	05/21/21	(95,424)
GBP 16,918,943	USD 23,367,534	Morgan Stanley Capital Services LLC	05/21/21	(818)
CZK 5,112,536	USD 239,442	Morgan Stanley Capital Services LLC	06/18/21	(1,759)
HUF 53,585,311	USD 180,024	Morgan Stanley Capital Services LLC	06/18/21	(1,182)
RON 3,658,234	USD 901,151	Standard Chartered Bank	05/07/21	(8,208)
THB 19,410,294	USD 621,927	Standard Chartered Bank	05/07/21	1,433
RUB 23,287,755	USD 313,467	Standard Chartered Bank	05/07/21	(3,934)
THB 26,787,149	USD 882,908	Standard Chartered Bank	05/07/21	(22,640)
USD 7,627,548	IDR 109,989,235,789	Standard Chartered Bank	05/07/21	17,172
PHP 19,970	USD 408	Standard Chartered Bank	05/07/21	6
JPY 195,939,382	USD 1,815,654	Standard Chartered Bank	05/21/21	(22,584)
EUR 87,220,218	USD 103,487,224	Standard Chartered Bank	05/21/21	1,409,497
NZD 4,013,105	USD 2,826,463	Standard Chartered Bank	05/21/21	45,149
GBP 6,650,154	USD 9,151,838	Standard Chartered Bank	05/21/21	32,674
USD 1,440,372	JPY 155,779,495	Standard Chartered Bank	05/21/21	14,811
AUD 11,522,275	USD 8,826,076	Standard Chartered Bank	05/21/21	50,814
USD 935,058	NZD 1,331,011	Standard Chartered Bank	05/21/21	(17,359)
USD 1,522,021	AUD 1,950,829	Standard Chartered Bank	05/21/21	19,081
EUR 37,440	USD 45,094	Standard Chartered Bank	05/21/21	(67)
AUD 1,928,960	USD 1,495,882	Standard Chartered Bank	05/21/21	(9,789)
USD 1,614,640	PEN 5,918,948	Standard Chartered Bank	05/28/21	50,072
USD 784,813	COP 2,859,724,414	Standard Chartered Bank	05/28/21	23,903
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Global Bond Fund	as of April 30, 2021 (Unaudited) (continued)

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 1,603,703	PEN 5,918,948	Standard Chartered Bank	05/28/21	39,135
BRL 467,160	USD 81,734	Standard Chartered Bank	05/28/21	4,068
CLP 1,612,689,551	USD 2,242,837	Standard Chartered Bank	05/28/21	25,866
USD 621,127	THB 19,410,294	Standard Chartered Bank	06/18/21	(2,071)
USD 311,697	RUB 23,287,755	Standard Chartered Bank	06/18/21	3,880
USD 899,634	RON 3,658,234	Standard Chartered Bank	06/18/21	8,237
GBP 1,248,363	USD 1,741,407	State Street Bank and Trust Co.	05/21/21	(17,295)
CAD 3,194,020	USD 2,532,260	State Street Bank and Trust Co.	05/21/21	66,372
USD 1,648,187	JPY 178,142,610	State Street Bank and Trust Co.	05/21/21	17,978
USD 943,771	EUR 783,868	State Street Bank and Trust Co.	05/21/21	1,040
GBP 950,902	USD 1,330,109	State Street Bank and Trust Co.	05/21/21	(16,820)
USD 1,531,686	EUR 1,277,912	State Street Bank and Trust Co.	05/21/21	(5,214)
USD 1,217,651	JPY 132,418,684	State Street Bank and Trust Co.	05/21/21	5,868
EUR 1,440,844	USD 1,726,629	State Street Bank and Trust Co.	05/21/21	6,224
USD 1,344,603	AUD 1,740,653	State Street Bank and Trust Co.	05/21/21	3,584
CHF 823,024	USD 894,831	State Street Bank and Trust Co.	05/21/21	6,775
USD 2,246,536	SEK 19,272,324	State Street Bank and Trust Co.	05/21/21	(30,360)
USD 1,774,473	NOK 14,683,520	State Street Bank and Trust Co.	05/21/21	10,424
DKK 4,946,164	USD 788,898	State Street Bank and Trust Co.	05/21/21	10,983
USD 56	EUR 47	State Street Bank and Trust Co.	05/21/21	(1)
USD 3,578,248	JPY 390,951,850	State Street Bank and Trust Co.	05/21/21	591
USD 824,084	GBP 591,685	State Street Bank and Trust Co.	05/21/21	6,910
AUD 1,403,356	USD 1,085,578	State Street Bank and Trust Co.	05/21/21	(4,416)
USD 1,307,572	EUR 1,087,017	State Street Bank and Trust Co.	05/21/21	(15,316)
USD 984,936	CAD 1,209,530	State Street Bank and Trust Co.	05/21/21	870
JPY 127,920,378	USD 1,176,649	State Street Bank and Trust Co.	05/21/21	(6,031)
USD 1,150,616	CAD 1,416,620	State Street Bank and Trust Co.	05/21/21	(1,936)
USD 2,989,555	JPY 325,482,593	State Street Bank and Trust Co.	05/21/21	11,017
JPY 176,129,576	USD 1,622,297	State Street Bank and Trust Co.	05/21/21	(10,509)
EUR 4,296,835	USD 5,212,564	State Street Bank and Trust Co.	05/21/21	(44,910)
GBP 3,774,836	USD 5,187,163	State Street Bank and Trust Co.	05/21/21	26,255
NZD 6,339,869	USD 4,469,535	State Street Bank and Trust Co.	05/21/21	67,014
USD 2,494,263	MXN 50,474,130	State Street Bank and Trust Co.	05/28/21	9,361
				$1,660,913

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Global Bond Fund	as of April 30, 2021 (Unaudited) (continued)

At April 30, 2021, the following futures contracts were outstanding for Voya Global Bond Fund:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Australia 10-Year Bond	29	06/15/21	$3,114,002	$8,323
Australia 3-Year Bond	27	06/15/21	2,436,149	2,471
Canada 10-Year Bond	38	06/21/21	4,308,408	(83,437)
Euro-Bobl 5-Year	141	06/08/21	22,839,162	(57,972)
Euro-Bund	45	06/08/21	9,197,254	(46,286)
Euro-Buxl® 30-year German Government Bond	42	06/08/21	10,194,886	(306,278)
Euro-OAT	71	06/08/21	13,699,448	(118,656)
Euro-Schatz	207	06/08/21	27,892,999	(2,572)
Japan 10-Year Bond (TSE)	12	06/14/21	16,617,074	32,533
Long Gilt	62	06/28/21	10,931,707	(104,876)
Long-Term Euro-BTP	43	06/08/21	7,604,109	(54,503)
U.S. Treasury 2-Year Note	14	06/30/21	3,090,609	(245)
			$131,925,807	$(731,498)
Short Contracts:
Japanese Government Bonds 10-Year Mini	(12)	06/11/21	(1,661,158)	(5,415)
U.S. Treasury 10-Year Note	(193)	06/21/21	(25,482,031)	444,415
U.S. Treasury 5-Year Note	(193)	06/30/21	(23,919,937)	110,973
U.S. Treasury Long Bond	(41)	06/21/21	(6,447,250)	125,868
U.S. Treasury Ultra 10-Year Note	(280)	06/21/21	(40,753,125)	290,799
U.S. Treasury Ultra Long Bond	(6)	06/21/21	(1,115,437)	16,534
			$(99,378,938)	$983,174
At April 30, 2021, the following centrally cleared interest rate swaps were outstanding for Voya Global Bond Fund:
Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	3-month CAD-CDOR	Semi-Annual	1.283%	Semi-Annual	04/14/30	CAD4,200,000	$(177,225)	$(177,225)
Pay	6-month GBP-LIBOR	Semi-Annual	0.490	Semi-Annual	04/02/23	GBP3,000,000	15,052	15,052
Pay	6-month GBP-LIBOR	Semi-Annual	0.507	Semi-Annual	04/09/23	GBP3,000,000	16,345	16,345
Pay	6-month GBP-LIBOR	Semi-Annual	0.566	Semi-Annual	03/30/45	GBP3,250,000	(658,765)	(658,765)
Pay	6-month GBP-LIBOR	Semi-Annual	1.483	Semi-Annual	04/29/49	GBP250,000	20,861	20,861
Pay	6-month GBP-LIBOR	Semi-Annual	0.687	Semi-Annual	02/01/51	GBP500,000	(97,167)	(97,167)
Pay	6-month GBP-LIBOR	Semi-Annual	1.083	Semi-Annual	02/22/51	GBP500,000	(26,200)	(26,200)
Pay	6-month JPY-LIBOR	Semi-Annual	0.147	Semi-Annual	12/07/35	JPY 120,000,000	(19,714)	(19,714)
Pay	6-month JPY-LIBOR	Semi-Annual	0.583	Semi-Annual	02/13/44	JPY80,000,000	20,523	20,523
Pay	6-month JPY-LIBOR	Semi-Annual	0.375	Semi-Annual	01/13/46	JPY140,000,000	(33,829)	(33,829)
Pay	6-month JPY-LIBOR	Semi-Annual	0.296	Semi-Annual	07/20/50	JPY140,000,000	(86,603)	(86,603)
Pay	6-month JPY-LIBOR	Semi-Annual	0.505	Semi-Annual	02/12/51	JPY134,200,000	(13,420)	(13,420)
Pay	6-month JPY-LIBOR	Semi-Annual	0.532	Semi-Annual	03/25/51	JPY50,000,000	(1,726)	(1,726)
Pay	1-month USD-LIBOR	Monthly	2.726	Monthly	12/27/28	USD833,000	89,583	89,583
Pay	1-month USD-LIBOR	Monthly	2.466	Monthly	01/07/29	USD616,000	54,312	54,312
Pay	3-month USD-LIBOR	Quarterly	1.997	Semi-Annual	06/25/29	USD850,000	35,985	35,985
Pay	1-month USD-LIBOR	Monthly	1.493	Monthly	03/17/31	USD3,000,000	(351)	(351)
Pay	1-month USD-LIBOR	Monthly	2.400	Monthly	10/27/32	USD3,090,000	264,446	264,446
Pay	1-month USD-LIBOR	Monthly	1.756	Monthly	03/17/36	USD4,000,000	(1,051)	(1,051)
Pay	1-month USD-LIBOR	Monthly	2.488	Monthly	10/27/47	USD1,600,000	202,106	202,106
Receive	6-month GBP-LIBOR	Semi-Annual	0.195	Semi-Annual	02/22/23	GBP900,000	1,887	1,887
Receive	6-month GBP-LIBOR	Semi-Annual	0.363	Semi-Annual	02/01/28	GBP1,300,000	62,030	62,030
Receive	6-month GBP-LIBOR	Semi-Annual	0.496	Semi-Annual	02/01/31	GBP400,000	29,595	29,595
Receive	6-month GBP-LIBOR	Semi-Annual	0.581	Semi-Annual	04/02/50	GBP500,000	114,176	114,176
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Global Bond Fund	as of April 30, 2021 (Unaudited) (continued)

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Receive	6-month JPY-LIBOR	Semi-Annual	0.491	Semi-Annual	04/16/46	JPY75,000,000	(421)	(421)
Receive	1-month USD-LIBOR	Monthly	1.493	Monthly	09/12/21	USD 28,000,000	(140,537)	(140,537)
Receive	1-month USD-LIBOR	Monthly	1.983	Monthly	10/27/22	USD 18,400,000	(497,633)	(497,633)
Receive	3-month USD-LIBOR	Quarterly	1.664	Semi-Annual	12/18/22	USD 12,000,000	(279,893)	(279,893)
Receive	1-month USD-LIBOR	Monthly	1.522	Monthly	10/30/24	USD9,000,000	(317,637)	(317,637)
Receive	1-month USD-LIBOR	Monthly	2.514	Monthly	01/24/25	USD2,130,000	(154,286)	(154,286)
Receive	1-month USD-LIBOR	Monthly	2.728	Monthly	03/01/25	USD 2,360,000	(193,072)	(193,072)
Receive	1-month USD-LIBOR	Monthly	2.843	Monthly	04/30/25	USD 2,600,000	(229,800)	(229,800)
Receive	1-month USD-LIBOR	Monthly	3.053	Monthly	10/18/25	USD 1,140,000	(117,590)	(117,590)
Receive	1-month USD-LIBOR	Monthly	2.210	Monthly	10/27/26	USD 3,420,000	(235,419)	(235,419)
Receive	1-month USD-LIBOR	Monthly	2.681	Monthly	02/02/28	USD 1,970,000	(198,354)	(198,354)
Receive	1-month USD-LIBOR	Monthly	1.115	Monthly	03/01/28	USD 2,500,000	9,040	8,835
Receive	1-month USD-LIBOR	Monthly	3.099	Monthly	10/18/28	USD 1,600,000	(214,207)	(214,207)
Receive	1-month USD-LIBOR	Monthly	2.390	Monthly	12/11/32	USD 1,270,000	(107,330)	(107,330)
Receive	1-month USD-LIBOR	Monthly	3.148	Monthly	10/18/33	USD 530,000	(91,485)	(91,485)
Receive	1-month USD-LIBOR	Monthly	2.940	Monthly	08/03/48	USD 500,000	(114,094)	(114,094)
							$(3,071,868)	$(3,072,073)

At April 30, 2021, the following OTC total return swaps were outstanding for Voya Global Bond Fund:
Pay/Receive Total Return(1)	Reference Entity	Reference Entity Payment Frequency	(Pay)/ Receive Financing Rate	Floating Rate Payment Frequency	Counterparty	Termination Date	Notional Amount	Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	Japanese Government 20-year Issue	At Maturity	(0.03)%	At Maturity	BNP Paribas	05/07/21	JPY462,000,000	$18,725	$—	$18,725
Receive	Japanese Government 5-year Issue	At Maturity	(0.03)%	At Maturity	BNP Paribas	06/10/21	JPY 2,350,000,000	46,603	—	46,603
Receive	Japanese Government 20-year Issue	At Maturity	(0.03)%	At Maturity	Citibank N.A.	07/15/21	JPY430,000,000	22,575	—	22,575
Receive	Japanese Government 30-year Issue	At Maturity	(0.08)%	At Maturity	Nomura International PLC	05/20/21	JPY350,000,000	(15,839)	—	(15,839)
								$72,064	$—	$72,064
At April 30, 2021, the following OTC purchased credit default swaptions were outstanding for Voya Global Bond Fund:
Description	Counterparty	Reference Entity(2)	Fixed Rate	Pay/ Receive Financing Rate	Strike Price	Expiration Date	Notional Amount	Cost	Fair Value
Put on 5-Year Credit Default Swap	JPMorgan Chase Bank N.A.	CDX North American High Yield Index, Series 35, Version 1	5.000%	Pay	105.500%	05/19/21	USD 5,714,000	$44,024	$2,960
								$44,024	$2,960
At April 30, 2021, the following OTC purchased foreign currency options were outstanding for Voya Global Bond Fund:
Description	Counterparty	Expiration Date	Exercise Price	Notional Amount	Cost	Fair Value
Call USD vs. Put AUD	Citibank N.A.	07/15/21	0.750	USD 15,308,000	$111,786	$109,650
					$111,786	$109,650
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Global Bond Fund	as of April 30, 2021 (Unaudited) (continued)

At April 30, 2021, the following OTC written foreign currency options were outstanding for Voya Global Bond Fund:
Description	Counterparty	Expiration Date	Exercise Price	Notional Amount	Premiums Received	Fair Value
Call USD vs. Put AUD	Citibank N.A.	05/17/21	0.769	USD 10,731,000	$73,301	$(68,463)
					$73,301	$(68,463)
At April 30, 2021, the following OTC written interest rate swaptions were outstanding for Voya Global Bond Fund:
Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums Received	Fair Value
Call on 10-Year Interest Rate Swap(3)	Morgan Stanley Capital Services LLC	Pay	1.740%	3-month USD-LIBOR	09/23/21	USD9,500,000	$61,109	$(63,425)
Put on 10-Year Interest Rate Swap(4)	Morgan Stanley Capital Services LLC	Receive	2.740%	3-month USD-LIBOR	09/23/21	USD9,500,000	106,091	(60,053)
							$167,200	$(123,478)

(1)
The Fund will pay or receive the total return of the reference entity depending on whether the return is positive or negative. Where the Fund has elected to receive the total return of the reference entity if positive, it will be responsible for paying the floating rate and the total return of the reference entity, if negative. If the Fund has elected to pay the total return of the reference entity if positive, it will receive the floating rate and the total return of the reference entity, if negative.

(2)
Payments received quarterly.

(3)
Fund pays the exercise rate semi-annually and receives the floating rate index quarterly.

(4)
Fund receives the exercise rate semi-annually and pays the floating rate index quarterly.

Currency Abbreviations
AUD  –  Australian Dollar
BRL  – Brazilian Real
CAD  – Canadian Dollar
CHF  – Swiss Franc
CLP  – Chilean Peso
COP  – Colombian Peso
CNY  – Chinese Yuan
CZK  – Czech Koruna
DKK  – Danish Krone
EUR  – EU Euro
GBP  – British Pound
HKD  – Hong Kong Sar Dollar
HUF  – Hungarian Forint
IDR  – Indonesian Rupiah
ILS  – Israeli New Shekel
JPY  – Japanese Yen
KRW  – South Korean Won
MXN  – Mexican Peso
MYR  – Malaysian Ringgit
NOK  – Norwegian Krone
NZD  – New Zealand Dollar
PEN  – Peruvian Nuevo Sol
PHP  – Philippine Peso
PLN  – Polish Zloty
RON  – Romanian New Leu
RUB  – Russian Ruble
SEK  – Swedish Krona
SGD  – Singapore Dollar
THB  – Thai Baht
TRY  – Turkish Lira
USD  – United States Dollar
ZAR  – South African Rand
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Global Bond Fund	as of April 30, 2021 (Unaudited) (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of April 30, 2021 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Investments in securities at value*	$109,650
Credit Contracts	Investments in securities at value*	2,960
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	3,659,999
Interest rate contracts	Variation margin receivable on futures contracts**	1,031,916
Interest rate contracts	Variation margin receivable on centrally cleared swaps**	935,736
Interest rate contracts	Unrealized appreciation on OTC swap agreements	87,903
Total Asset Derivatives		$5,828,164
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$1,999,086
Interest rate contracts	Unrealized depreciation on OTC swap agreements	15,839
Interest rate contracts	Variation margin payable on futures contracts**	780,240
Interest rate contracts	Variation margin payable on centrally cleared swaps**	4,007,809
Foreign exchange contracts	Written options, at fair value	68,463
Interest rate contracts	Written options, at fair value	123,478
Total Liability Derivatives		$6,994,915

*
Includes purchased options.

**
The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and centrally cleared swaps and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Fund’s Statement of Operations for the period ended April 30, 2021 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Forward foreign currency contracts	Futures	Swaps	Written options	Total
Credit contracts	$—	$—	$—	$99,789	$—	$99,789
Foreign exchange contracts	(526,425)	(330,998)	—	—	371,655	(485,768)
Interest rate contracts	141,749	—	1,194,444	(2,911,243)	1,897,607	322,557
Total	$(384,676)	$(330,998)	$1,194,444	$(2,811,454)	$2,269,262	$(63,422)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Forward foreign currency contracts	Futures	Swaps	Written options	Total
Credit contracts	$(41,064)	$—	$—	$(107,778)	$—	$(148,842)
Foreign exchange contracts	(5,064)	980,444	—	—	3,614	978,994
Interest rate contracts	—	—	(1,198,985)	(248,439)	43,722	(1,403,702)
Total	$(46,128)	$980,444	$(1,198,985)	$(356,217)	$47,336	$(573,550)

*
Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Global Bond Fund	as of April 30, 2021 (Unaudited) (continued)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at April 30, 2021:
	Bank of America N.A	Barclays Bank PLC	BNP Paribas	Brown Brothers Harriman & Co.	Citibank N.A.	Goldman Sachs International	HBSC Bank USA N.A.	JPMorgan Chase Bank N.A.	Morgan Stanley Capital Services LLC	Nomura International PLC	Standard Chartered Bank	State Street Bank and Trust Co.	Totals
Assets:
Purchased options	$—	$—	$—	$—	$—	$—	$—	$112,610	$—	$—	$—	$—	$112,610
Forward foreign currency contracts	—	—	432,652	106,404	207,310	21,687	103,145	70,976	720,761	—	1,745,798	251,266	3,659,999
Total return swaps	—	—	65,328	—	22,575	—	—	—	—	—	—	—	87,903
Total Assets	$—	$—	$497,980	$106,404	$229,885	$21,687	$103,145	$183,586	$720,761	$—	$1,745,798	$251,266	$3,860,512
Liabilities:
Forward foreign currency contracts	$44,868	$8,794	$261,688	$583,157	$207,890	$25,692	$181,822	$193,959	$251,756	$—	$86,652	$152,808	$1,999,086
Total return swaps	—	—	—	—	—	—	—	—	—	15,839	—	—	15,839
Written options	—	—	—	—	—	—	—	68,463	123,478	—	—	—	191,941
Total Liabilities	$44,868	$8,794	$261,688	$583,157	$207,890	$25,692	$181,822	$262,422	$375,234	$15,839	$86,652	$152,808	$2,206,866
Net OTC derivative instruments by counterparty, at fair value	$(44,868)	$(8,794)	$236,292	$(476,753)	$21,995	$(4,005)	$(78,677)	$(78,836)	$345,527	$(15,839)	$1,659,146	$98,458	$1,653,646
Total cash collateral pledged by the Fund/(Received from counterparty)	$—	$—	$—	$—	$—	$—	$—	$—	$(345,527)	$—	$(1,659,146)	$—	$(2,004,673)
Net Exposure(1)(2)	$(44,868)	$(8,794)	$236,292	$(476,753)	$21,995	$(4,005)	$(78,677)	$(78,836)	$—	$(15,839)	$—	$98,458	$(351,027)

(1)
Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

(2)
At April 30, 2021, the Fund had received $860,000 and $2,620,000 in cash collateral from Morgan Stanley Capital Services LLC and Standard Chartered Bank, respectively. Excess cash collateral is not shown for financial reporting purposes.

At April 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $427,176,780.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$16,110,368
Gross Unrealized Depreciation	(11,760,517)
Net Unrealized Appreciation	$4,349,851
See Accompanying Notes to Financial Statements

Voya Global High Dividend Low	PORTFOLIO OF INVESTMENTS
Volatility Fund	as of April 30, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 99.4%
	Australia: 2.9%
20,803	ASX Ltd.	$1,168,897	0.4
222,341	Aurizon Holdings Ltd.	639,669	0.2
29,886	Australia & New Zealand Banking Group Ltd.	659,414	0.2
52,522	BHP Group Ltd.	1,911,586	0.7
34,624	Brambles Ltd.	277,370	0.1
15,373	Fortescue Metals Group Ltd.	265,973	0.1
44,559	Goodman Group	649,785	0.2
292,439	Medibank Pvt Ltd.	693,864	0.2
23,552	Rio Tinto Ltd.	2,189,041	0.8
		8,455,599	2.9

	Belgium: 0.3%
10,499	UCB S.A.	972,191	0.3

	Canada: 4.5%
30,353	BCE, Inc.	1,434,739	0.5
12,740	Canadian Imperial Bank of Commerce – XTSE	1,324,425	0.4
10,994	Canadian Natural Resources Ltd.	333,715	0.1
1,134	Constellation Software, Inc./Canada	1,664,286	0.6
3,623	Franco-Nevada Corp.	504,712	0.2
15,045	National Bank Of Canada	1,093,781	0.4
28,902	Quebecor, Inc.	777,131	0.3
23,323	Royal Bank of Canada	2,225,946	0.7
80,183	TELUS Corp.	1,663,480	0.6
16,648	Waste Connections, Inc.	1,982,943	0.7
		13,005,158	4.5

	China: 0.4%
312,000	BOC Hong Kong Holdings Ltd.	1,097,070	0.4
12,100,000 (1)(2)	China Hongxing Sports Ltd.	—	—
		1,097,070	0.4

	Denmark: 0.7%
157	AP Moller – Maersk A/S – Class B	390,558	0.2
21,468	Novozymes A/S	1,522,566	0.5
		1,913,124	0.7

	Finland: 0.7%
20,191	Kone Oyj	1,585,861	0.5
9,766	Orion Oyj	432,429	0.2
		2,018,290	0.7
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	France: 1.4%
12,822 (2)	Cie de Saint-Gobain	$809,010	0.3
6,856	Legrand S.A.	667,365	0.2
88,120	Orange SA	1,097,383	0.4
6,368	Schneider Electric SE	1,016,056	0.3
13,970	Vivendi SE	487,004	0.2
		4,076,818	1.4

	Germany: 2.7%
40,486	Deutsche Post AG	2,384,522	0.8
115,724	Deutsche Telekom AG	2,227,125	0.8
27,264	RWE AG	1,035,270	0.4
6,580 (3)(4)	Scout24 AG	547,068	0.2
1,721	Siemens AG	287,124	0.1
9,902	Symrise AG	1,278,701	0.4
		7,759,810	2.7

	Hong Kong: 1.6%
30,500	ASM Pacific Technology Ltd.	460,655	0.2
134,000	CK Hutchison Holdings Ltd.	1,095,196	0.4
132,500	CLP Holdings Ltd.	1,307,871	0.4
20,500	Hong Kong Exchanges and Clearing Ltd.	1,236,376	0.4
91,000	Power Assets Holdings Ltd.	559,269	0.2
		4,659,367	1.6

	Ireland: 1.3%
9,520	CRH PLC	449,196	0.1
19,401	Medtronic PLC	2,539,979	0.9
15,002	Smurfit Kappa PLC	766,910	0.3
		3,756,085	1.3

	Israel: 0.3%
110,632	Bank Leumi Le-Israel BM	776,608	0.3

	Italy: 1.5%
2,805	DiaSorin SpA	476,396	0.2
528,798 (2)	Intesa Sanpaolo SpA	1,474,250	0.5
47,692 (4)	Poste Italiane SpA	624,346	0.2
165,125	Snam SpA	929,172	0.3
131,143	Terna Rete Elettrica Nazionale SpA	966,719	0.3
		4,470,883	1.5

	Japan: 7.8%
38,200	Amada Co. Ltd.	414,333	0.1
23,000	Dai Nippon Printing Co., Ltd.	455,749	0.2

See Accompanying Notes to Financial Statements

Voya Global High Dividend Low	PORTFOLIO OF INVESTMENTS
Volatility Fund	as of April 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan: (continued)
1,300	Daikin Industries Ltd.	$262,229	0.1
363,200	ENEOS Holdings, Inc.	1,562,092	0.5
5,700	Hoya Corp.	647,892	0.2
34,600	Japan Tobacco, Inc.	649,050	0.2
34,800	KDDI Corp.	1,051,985	0.4
11,900	Lawson, Inc.	534,799	0.2
32,500	Lixil Corp.	880,325	0.3
7,700	McDonald’s Holdings Co. Japan Ltd.	351,567	0.1
135,800	Mitsubishi UFJ Financial Group, Inc.	722,469	0.3
2,300	Nintendo Co., Ltd.	1,319,403	0.5
43,400	Nippon Telegraph & Telephone Corp.	1,094,239	0.4
4,900	Nissan Chemical Corp.	251,923	0.1
42,300	Osaka Gas Co., Ltd.	818,758	0.3
2,700	Rohm Co., Ltd.	266,524	0.1
17,900	Secom Co., Ltd.	1,491,686	0.5
57,200	Sekisui House Ltd.	1,158,450	0.4
1,600	SMC Corp.	929,723	0.3
98,500	SoftBank Corp.	1,269,702	0.4
55,300	Sumitomo Chemical Co., Ltd.	282,262	0.1
33,600	Sumitomo Mitsui Financial Group, Inc.	1,180,325	0.4
41,600	Sumitomo Mitsui Trust Holdings, Inc.	1,417,838	0.5
9,900	Sundrug Co., Ltd.	337,375	0.1
54,100	T&D Holdings, Inc.	663,929	0.2
19,300	Teijin Ltd.	317,765	0.1
18,200	Tokyo Gas Co., Ltd.	369,349	0.1
17,100	Trend Micro, Inc.	813,941	0.3
4,800	Tsuruha Holdings, Inc.	554,873	0.2
18,500	Welcia Holdings Co. Ltd.	577,226	0.2
		22,647,781	7.8

	Netherlands: 1.3%
2,943	ASM International NV	892,843	0.3
1,353	ASML Holding NV	878,293	0.3
37,415	Koninklijke Ahold Delhaize NV	1,006,914	0.3
6,491 (2)	Koninklijke DSM NV	1,163,843	0.4
		3,941,893	1.3

	New Zealand: 0.1%
107,236	Spark New Zealand Ltd.	337,559	0.1

	Norway: 0.1%
8,256	Yara International ASA	430,651	0.1

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Singapore: 0.3%
96,000	Singapore Exchange Ltd.	$752,035	0.3

	Spain: 0.5%
22,034 (2)	Enagas	479,694	0.1
43,011	Endesa S.A.	1,131,268	0.4
		1,610,962	0.5

	Sweden: 0.3%
9,496	Swedish Match AB	777,386	0.3

	Switzerland: 2.0%
14,617	LafargeHolcim Ltd.-CHF	901,982	0.3
10,769	Nestle SA	1,285,072	0.4
4,172	Roche Holding AG	1,360,722	0.5
1,738 (2)	Sonova Holding AG – Reg	514,622	0.2
4,386	Zurich Insurance Group AG	1,799,394	0.6
		5,861,792	2.0

	United Kingdom: 4.9%
58,883	3i Group PLC	1,042,919	0.4
73,865	BAE Systems PLC	515,962	0.2
38,663	British American Tobacco PLC	1,434,521	0.5
6,785	Croda International PLC	633,851	0.2
151,382	Direct Line Insurance Group PLC	595,642	0.2
97,708	GlaxoSmithKline PLC	1,805,613	0.6
17,524	Hikma Pharmaceuticals PLC	590,541	0.2
49,503	Imperial Brands PLC	1,031,813	0.4
11,841	London Stock Exchange Group PLC	1,209,770	0.4
4,664	Reckitt Benckiser Group PLC	415,270	0.1
114,572	Sage Group PLC/The	1,009,446	0.3
34,290	Segro PLC	476,375	0.2
5,974	Unilever PLC	348,915	0.1
38,971	United Utilities Group PLC	521,266	0.2
880,504	Vodafone Group PLC	1,661,680	0.6
3,614	Willis Towers Watson PLC	935,520	0.3
		14,229,104	4.9

	United States: 63.8%
30,844	AbbVie, Inc.	3,439,106	1.2
16,511	Aflac, Inc.	887,136	0.3
11,992	Agilent Technologies, Inc.	1,602,611	0.6
2,031	Alexandria Real Estate Equities, Inc.	367,814	0.1

See Accompanying Notes to Financial Statements

Voya Global High Dividend Low	PORTFOLIO OF INVESTMENTS
Volatility Fund	as of April 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States: (continued)
10,524	Allison Transmission Holdings, Inc.	$436,430	0.2
16,642	Allstate Corp.	2,110,206	0.7
11,448	Ally Financial, Inc.	589,000	0.2
51,114	Altria Group, Inc.	2,440,693	0.8
20,039	Amdocs Ltd.	1,537,793	0.5
1,053	Amdocs Ltd.	80,807	0.0
15,610	American Homes 4 Rent	578,194	0.2
3,372	American Tower Corp.	859,084	0.3
12,176	American Water Works Co., Inc.	1,899,334	0.7
6,741	Ameriprise Financial, Inc.	1,741,874	0.6
9,759	Amgen, Inc.	2,338,647	0.8
176,381	Antero Midstream Corp.	1,523,932	0.5
2,145	Anthem, Inc.	813,792	0.3
4,772	AO Smith Corp.	323,303	0.1
143,485	Apartment Investment and Management Co.	995,786	0.3
11,300	Applied Materials, Inc.	1,499,623	0.5
7,666	Aptargroup, Inc.	1,156,109	0.4
9,234	Assurant, Inc.	1,436,810	0.5
9,967	Avnet, Inc.	437,751	0.2
42,414	Bank of America Corp.	1,719,039	0.6
3,454	Bank of Hawaii Corp.	313,934	0.1
25,958	Bank OZK	1,064,018	0.4
3,187	Blackrock, Inc.	2,611,109	0.9
18,780	Booz Allen Hamilton Holding Corp.	1,557,801	0.5
37,694	Bristol-Myers Squibb Co.	2,352,859	0.8
10,820	Brookfield Renewable Corp.	448,504	0.2
7,393	Capital One Financial Corp.	1,102,148	0.4
2,804	Carlisle Cos., Inc.	537,387	0.2
1,690	Chemed Corp.	805,471	0.3
9,820	Chevron Corp.	1,012,147	0.3
6,050	Church & Dwight Co., Inc.	518,727	0.2
1,920	Cigna Corp.	478,099	0.2
74,704	Cisco Systems, Inc.	3,803,181	1.3
22,637	Citigroup, Inc.	1,612,660	0.6
27,877	Colgate-Palmolive Co.	2,249,674	0.8
15,887	Commerce Bancshares, Inc.	1,236,167	0.4
14,650	ConocoPhillips	749,201	0.3
29,082	Corporate Office Properties Trust SBI MD	815,459	0.3
15,512	Devon Energy Corp.	362,671	0.1
6,939	Dollar General Corp.	1,490,150	0.5
8,720	DTE Energy Co.	1,220,974	0.4
8,667	Duke Energy Corp.	872,680	0.3
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States: (continued)
11,187	Duke Realty Corp.	$520,419	0.2
34,762	eBay, Inc.	1,939,372	0.7
3,307	Electronic Arts, Inc.	469,859	0.2
15,015	Entergy Corp.	1,640,989	0.6
1,474	Equinix, Inc.	1,062,400	0.4
199,038	Equitrans Midstream Corp.	1,624,150	0.6
2,804	Everest Re Group Ltd.	776,568	0.3
20,580	Evergy, Inc.	1,316,503	0.5
8,100	Exelon Corp.	364,014	0.1
3,578	FedEx Corp.	1,038,729	0.4
12,098	Fifth Third Bancorp	490,453	0.2
15,357	First American Financial Corp.	990,526	0.3
17,313	Flowers Foods, Inc.	414,819	0.1
6,828	FMC Corp.	807,343	0.3
15,503	Gaming and Leisure Properties, Inc.	720,734	0.2
5,915	Garmin Ltd.	811,775	0.3
28,721	General Mills, Inc.	1,747,960	0.6
43,672	Gentex Corp.	1,536,381	0.5
30,676	Gilead Sciences, Inc.	1,947,006	0.7
53,772	GrafTech International Ltd.	683,980	0.2
8,032	Hanover Insurance Group, Inc.	1,110,906	0.4
6,311	Hartford Financial Services Group, Inc.	416,274	0.1
9,680	Hershey Co.	1,590,424	0.5
13,224	Honeywell International, Inc.	2,949,481	1.0
884	Humana, Inc.	393,592	0.1
3,842	Intuit, Inc.	1,583,519	0.5
29,214	Invitation Homes, Inc.	1,024,243	0.4
24,870	Johnson & Johnson	4,047,095	1.4
20,275	Johnson Controls International plc	1,263,944	0.4
18,858	JPMorgan Chase & Co.	2,900,549	1.0
12,875	Kimberly-Clark Corp.	1,716,495	0.6
92,496	Kinder Morgan, Inc.	1,577,057	0.5
4,660	KLA Corp.	1,469,531	0.5
31,299	Knight-Swift Transportation Holdings, Inc.	1,474,809	0.5
31,543	Kroger Co.	1,152,581	0.4
23,696	Lazard Ltd.	1,066,083	0.4
15,111	Leidos Holdings, Inc.	1,530,442	0.5
8,082	Life Storage, Inc.	776,357	0.3
2,006	LPL Financial Holdings, Inc.	314,340	0.1

See Accompanying Notes to Financial Statements

Voya Global High Dividend Low	PORTFOLIO OF INVESTMENTS
Volatility Fund	as of April 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States: (continued)
2,598	MarketAxess Holdings, Inc.	$1,269,019	0.4
20,309	Masco Corp.	1,297,339	0.4
8,526	McKesson Corp.	1,599,137	0.5
35,569	Merck & Co., Inc.	2,649,890	0.9
6,626	Metlife, Inc.	421,612	0.1
6,681	Microsoft Corp.	1,684,815	0.6
15,025	Mondelez International, Inc.	913,670	0.3
2,258	Monolithic Power Systems, Inc.	815,996	0.3
5,318	MSC Industrial Direct Co.	479,471	0.2
3,296	MSCI, Inc. – Class A	1,601,098	0.6
12,455	Nasdaq, Inc.	2,011,981	0.7
12,122	National Fuel Gas Co.	601,979	0.2
1,671	NewMarket Corp.	579,152	0.2
24,772	OGE Energy Corp.	831,348	0.3
14,042	Old Republic International Corp.	345,714	0.1
11,735	Packaging Corp. of America	1,732,673	0.6
19,533	PepsiCo, Inc.	2,815,877	1.0
73,692	Pfizer, Inc.	2,848,196	1.0
25,694	Philip Morris International, Inc.	2,440,930	0.8
15,603	Phillips 66	1,262,439	0.4
6,083	Pinnacle West Capital Corp.	514,926	0.2
5,166	Pioneer Natural Resources Co.	794,686	0.3
23,671	Procter & Gamble Co.	3,158,185	1.1
19,871	Progressive Corp.	2,001,805	0.7
9,907	Qualcomm, Inc.	1,375,092	0.5
2,279	Regal Beloit Corp.	329,156	0.1
21,466	Regions Financial Corp.	467,959	0.2
17,782	Republic Services, Inc.	1,890,227	0.6
2,034	Rockwell Automation, Inc.	537,505	0.2
4,020	Roper Technologies, Inc.	1,794,689	0.6
14,395	Royal Gold, Inc.	1,610,225	0.6
6,960	Ryder System, Inc.	555,686	0.2
4,528	S&P Global, Inc.	1,767,686	0.6
27,960	Service Corp. International	1,494,182	0.5
17,889	Silgan Holdings, Inc.	754,379	0.3
4,239	Stifel Financial Corp.	293,296	0.1
5,966	Sun Communities, Inc.	995,308	0.3
53,993	Switch, Inc.	1,002,650	0.3
16,023	Synchrony Financial	700,846	0.2
5,368	SYNNEX Corp.	650,602	0.2
11,876	T. Rowe Price Group, Inc.	2,128,179	0.7
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States: (continued)
12,947	Target Corp.	$2,683,395	0.9
16,357	Texas Instruments, Inc.	2,952,602	1.0
3,248	Thermo Fisher Scientific, Inc.	1,527,307	0.5
2,453	Tractor Supply Co.	462,636	0.2
7,158	UMB Financial Corp.	694,541	0.2
3,534	United Parcel Service, Inc. – Class B	720,441	0.2
1,659	UnitedHealth Group, Inc.	661,609	0.2
16,057	US Bancorp	952,983	0.3
59,711	Verizon Communications, Inc.	3,450,699	1.2
33,708	VICI Properties, Inc.	1,068,544	0.4
43,791	Vistra Corp.	738,754	0.3
15,378	Waste Management, Inc.	2,121,703	0.7
31,988	Wells Fargo & Co.	1,441,059	0.5
19,939	Werner Enterprises, Inc.	921,780	0.3
7,870	Weyerhaeuser Co.	305,120	0.1
80,548	Williams Cos., Inc.	1,962,149	0.7
13,070	World Fuel Services Corp.	404,255	0.1
7,217	Yum! Brands, Inc.	862,576	0.3
8,925	Zoetis, Inc.	1,544,293	0.5
		185,787,648	63.8
	Total Common Stock
	(Cost $243,114,635)	289,337,814	99.4

EXCHANGE-TRADED FUNDS: 0.2%
2,980	iShares Russell 1000 Value ETF	469,499	0.1
4,345	iShares MSCI EAFE Value Index ETF	225,462	0.1
	Total Exchange-Traded Funds (Cost $667,282)	694,961	0.2
	Total Long-Term Investments
	(Cost $243,781,917)	290,032,775	99.6

See Accompanying Notes to Financial Statements

Voya Global High Dividend Low	PORTFOLIO OF INVESTMENTS
Volatility Fund	as of April 30, 2021 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.3%
	Repurchase Agreements: 0.2%
578,773 (5)	Daiwa Capital Markets, Repurchase Agreement dated 04/30/21, 0.01%, due 05/03/21 (Repurchase Amount $578,773, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000% – 8.000%, Market Value plus accrued interest $590,348, due 06/30/21 – 05/01/51) (Cost $578,773)	$578,773	0.2
Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.1%
214,000 (6)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030% (Cost $214,000)	214,000	0.1
	Total Short-Term Investments (Cost $792,773)	792,773	0.3
	Total Investments in Securities (Cost $244,574,690)	$290,825,548	99.9
	Assets in Excess of Other Liabilities	233,492	0.1
	Net Assets	$291,059,040	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

(1)
For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(2)
Non-income producing security.

(3)
Security, or a portion of the security, is on loan.

(4)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(5)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(6)
Rate shown is the 7-day yield as of April 30, 2021.

Geographic Diversification as of April 30, 2021
(as a percentage of net assets)
United States	63.8%
Japan	7.8%
United Kingdom	4.9%
Canada	4.5%
Australia	2.9%
Germany	2.7%
Switzerland	2.0%
Hong Kong	1.6%
Italy	1.5%
France	1.4%
Countries between 0.1% – 1.4%^	6.3%
Assets in Excess of Other Liabilities*	0.6%
Net Assets	100.0%

^
Includes 12 countries, which each represents 0.1% – 1.4% of net assets.

*
Includes short-term investments and exchange-traded funds.

Sector Diversification	Percentage of Net Assets
Financials	21.7%
Health Care	13.2
Industrials	13.2
Consumer Staples	10.3
Information Technology	8.6
Materials	6.7
Communication Services	6.5
Utilities	6.4
Energy	4.5
Consumer Discretionary	4.4
Real Estate	3.9
Exchange-Traded Funds	0.2
Short-Term Investments	0.3
Assets in Excess of Other Liabilities	0.1
Net Assets	100.0%

See Accompanying Notes to Financial Statements

Voya Global High Dividend Low	PORTFOLIO OF INVESTMENTS
Volatility Fund	as of April 30, 2021 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of April 30, 2021 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at April 30, 2021
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$8,455,599	$—	$8,455,599
Belgium	—	972,191	—	972,191
Canada	13,005,158	—	—	13,005,158
China	—	1,097,070	—	1,097,070
Denmark	—	1,913,124	—	1,913,124
Finland	432,429	1,585,861	—	2,018,290
France	—	4,076,818	—	4,076,818
Germany	—	7,759,810	—	7,759,810
Hong Kong	—	4,659,367	—	4,659,367
Ireland	2,539,979	1,216,106	—	3,756,085
Israel	—	776,608	—	776,608
Italy	—	4,470,883	—	4,470,883
Japan	577,226	22,070,555	—	22,647,781
Netherlands	—	3,941,893	—	3,941,893
New Zealand	—	337,559	—	337,559
Norway	—	430,651	—	430,651
Singapore	—	752,035	—	752,035
Spain	—	1,610,962	—	1,610,962
Sweden	—	777,386	—	777,386
Switzerland	—	5,861,792	—	5,861,792
United Kingdom	1,284,435	12,944,669	—	14,229,104
United States	185,787,648	—	—	185,787,648
Total Common Stock	203,626,875	85,710,939	—	289,337,814
Exchange-Traded Funds	694,961	—	—	694,961
Short-Term Investments	214,000	578,773	—	792,773
Total Investments, at fair value	$204,535,836	$86,289,712	$—	$290,825,548

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

#
The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.

At April 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $245,218,750.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$50,812,052
Gross Unrealized Depreciation	(5,107,466)
Net Unrealized Appreciation	$45,704,586
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Global Perspectives® Fund	as of April 30, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 9.8%
529,390	iShares Global REIT ETF	$14,415,290	9.8
	Total Exchange-Traded Funds
	(Cost $11,876,490)	14,415,290	9.8
MUTUAL FUNDS: 90.2%
	Affiliated Investment Companies: 90.2%
1,506,560	Voya Global Bond Fund - Class R6	14,583,498	9.9
1,698,709	Voya GNMA Income Fund - Class R6	14,506,978	9.9
1,810,453	Voya High Yield Bond Fund - Class R6	14,574,146	9.9
1,410,872	Voya Intermediate Bond Fund - Class R6	14,560,204	9.9
261,504	Voya Large-Cap Growth Fund - Class R6	15,577,795	10.6
479,999 (1)	Voya MidCap Opportunities Fund - Class R6	14,942,366	10.2
944,913	Voya Multi-Manager Emerging Markets Equity Fund - Class I	14,542,218	9.9
1,339,548	Voya Multi-Manager International Factors Fund - Class I	14,534,097	9.9
753,853	Voya Small Company Fund - Class R6	14,594,600	10.0
	Total Mutual Funds
	(Cost $122,011,475)	132,415,902	90.2
	Total Investments in Securities (Cost $133,887,965)	$146,831,192	100.0
	Assets in Excess of Other Liabilities	11,568	0.0
	Net Assets	$146,842,760	100.0

(1)
Non-income producing security.

Target Allocations as of April 30, 2021(1) (as a percentage of net assets)

U.S. Large Cap Equities	10.0%
U.S. Mid Cap Equities	10.0%
U.S. Small Cap Equities	10.0%
Global Real Estate	10.0%
International Equities	10.0%
Emerging Market Equities	10.0%
U.S. Corporate	10.0%
U.S. Government Bonds	10.0%
Global Bonds	10.0%
U.S. High Yield Bonds	10.0%

(1)
Fund’s current approximate target investment allocations (expressed as a percentage of net assets). As these are target allocations, the actual allocations of the Fund’s assets may deviate from the percentages shown. Although the Fund expects to be fully invested at all times, it may maintain liquidity reserves to meet redemption requests.

Portfolio holdings are subject to change daily.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of April 30, 2021 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at April 30, 2021
Asset Table
Investments, at fair value
Exchange-Traded Funds	$14,415,290	$—	$—	$14,415,290
Mutual Funds	132,415,902	—	—	132,415,902
Total Investments, at fair value	$146,831,192	$—	$—	$146,831,192

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Global Perspectives® Fund	as of April 30, 2021 (Unaudited) (continued)

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended April 30, 2021, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 10/31/20	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 04/30/2021	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Global Bond Fund - Class R6	$18,175,062	$5,942,170	$(9,255,111)	$(278,623)	$14,583,498	$259,557	$202,777	$—
Voya GNMA Income Fund - Class R6	18,059,552	6,643,871	(10,140,971)	(55,474)	14,506,978	116,899	28,950	—
Voya High Yield Bond Fund - Class R6	18,244,366	6,003,017	(10,205,269)	532,032	14,574,146	494,014	272,170	—
Voya Intermediate Bond Fund - Class R6	17,945,895	6,927,698	(9,762,610)	(550,779)	14,560,204	250,082	(105,340)	302,241
Voya Large-Cap Growth Fund - Class R6	5,198,896	10,580,923	(846,289)	644,265	15,577,795	16,669	144,590	715,059
Voya MidCap Opportunities Fund - Class R6	5,306,112	9,703,142	(532,586)	465,698	14,942,366	—	260,462	997,040
Voya Multi-Manager Emerging Markets Equity Fund - Class I	5,283,893	8,833,632	(374,130)	798,823	14,542,218	56,733	222,521	188,177
Voya Multi-Manager International Factors Fund - Class I	5,009,913	8,711,367	(237,384)	1,050,201	14,534,097	170,063	103,390	—
Voya Small Company Fund - Class R6	5,375,013	8,081,548	(767,046)	1,905,085	14,594,600	10,304	568,747	—
	$98,598,702	$71,427,368	$(42,121,396)	$4,511,228	$132,415,902	$1,374,321	$1,698,267	$2,202,517
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At April 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $134,624,650.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$12,616,833
Gross Unrealized Depreciation	(410,291)
Net Unrealized Appreciation	$12,206,542
See Accompanying Notes to Financial Statements

Voya Multi-Manager	PORTFOLIO OF INVESTMENTS
International Small Cap Fund	as of April 30, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 96.3%
	Australia: 7.4%
25,490	Adairs Ltd.	$90,734	0.1
14,350	Adelaide Brighton Ltd.	35,460	0.0
13,150	Ansell Ltd.	427,774	0.3
30,775	Ava Risk Group Ltd.	10,182	0.0
41,422	Bank of Queensland Ltd.	287,082	0.2
47,503	Bapcor Ltd.	282,353	0.2
5,273	Base Resources Ltd.	1,117	0.0
44,310 (1)	BC Iron Ltd.	11,053	0.0
431,998	Beach Energy Ltd.	418,722	0.2
40,865	Beacon Lighting Group Ltd.	57,189	0.0
1,592,787	Beacon Minerals Ltd.	41,640	0.0
89,246	BlueScope Steel Ltd.	1,475,386	0.8
111,807 (1)	Boral Ltd.	532,538	0.3
16,099 (1)	Calix Ltd.	33,060	0.0
51,909	Charter Hall Group	560,735	0.3
28,339	Codan Ltd./Australia	388,077	0.2
98,213	CSR Ltd.	451,053	0.3
64,033 (1)(2)	Dacian Gold Ltd.	17,425	0.0
81,945	Data#3 Ltd.	391,234	0.2
39,537	Elders Ltd.	370,490	0.2
225,282 (1)	Estia Health Ltd.	425,759	0.2
156,949 (1)	Horizon Oil Ltd.	10,059	0.0
122,226	Image Resources NL	15,847	0.0
9,196	JB Hi-Fi Ltd.	327,148	0.2
7,884 (1)	Juno Minerals Ltd.	496	0.0
128,714	Jupiter Mines Ltd.	33,599	0.0
37,232	MACA Ltd.	26,416	0.0
115,297	Macmahon Holdings Ltd.	16,841	0.0
31,844	McGuigan Simeon Wines Ltd.	18,153	0.0
28,388 (1)(2)	Midway Ltd.	22,087	0.0
72,689	Mineral Resources Ltd.	2,654,638	1.5
11,042 (1)	Nufarm Ltd.	44,321	0.0
57,402	OM Holdings Ltd.	40,915	0.0
69,203	OZ Minerals Ltd.	1,262,551	0.7
46,859	Pact Group Holdings Ltd.	131,060	0.1
48,863	Pendal Group Ltd.	277,162	0.2
15,354	People Infrastructure Ltd.	53,280	0.0
81,819	Reliance Worldwide Corp. Ltd.	310,124	0.2
14,631	Sandfire Resources Ltd.	74,878	0.1
19,527	Seven Group Holdings Ltd.	322,749	0.2
65,485	Shaver Shop Group Ltd.	53,319	0.0
133,855	Shopping Centres Australasia Property Group	257,266	0.2
39,944	Sigma Healthcare Ltd.	18,463	0.0
258,711 (1)	Silver Lake Resources Ltd.	344,297	0.2
9,920	Sims Metal Management Ltd.	120,265	0.1
38,174	Technology One Ltd.	278,499	0.2
13,230	Virtus Health Ltd.	58,170	0.0
17,818	Vita Group Ltd.	11,353	0.0
		13,093,019	7.4

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Austria: 0.4%
10,642	Andritz AG	$578,301	0.3
1,877	Palfinger AG	84,624	0.1
389 (1)	Rosenbauer International AG	26,564	0.0
600 (1)	UBM Development AG	29,287	0.0
2,867	Zumtobel AG	29,057	0.0
		747,833	0.4

	Belgium: 0.2%
13,019 (1)	AGFA-Gevaert NV	64,096	0.1
2,788 (1)	bpost SA	29,630	0.0
11,083 (1)	Deceuninck NV	37,445	0.0
7,585 (1)	Econocom Group SA/NV	30,342	0.0
2,052 (1)	Ion Beam Applications	42,137	0.0
375	Melexis NV	40,823	0.1
128	Resilux	26,021	0.0
		270,494	0.2

	Canada: 11.3%
11,500 (1)	5N Plus, Inc.	38,547	0.0
17,100	Absolute Software Corp.	256,121	0.2
1,300	Acadian Timber Corp.	21,470	0.0
13,417	AGF Management Ltd.	82,959	0.1
14,008	AirBoss of America Corp.	467,256	0.3
4,200	Andrew Peller Ltd.	38,749	0.0
16,584 (1)	Aphria, Inc.	254,734	0.1
6,763 (1)	Apollo Healthcare Corp.	22,229	0.0
57,529	ARC Resources Ltd.	361,794	0.2
14,393 (1)	ATS Automation Tooling Systems, Inc.	347,193	0.2
7,266 (1)	Ballard Power Systems, Inc.	158,662	0.1
4,209	Bird Construction, Inc.	31,024	0.0
15,800 (1)	Black Diamond Group Ltd.	50,775	0.0
9,163	Boardwalk Real Estate Investment Trust	273,291	0.2
200	Bridgemarq Real Estate Services	2,717	0.0
15,534	BRP, Inc.	1,427,083	0.8
14,001	Canadian Western Bank	385,009	0.2
51,937 (1)	Canfor Corp.	1,297,210	0.7
5,900	Canfor Pulp Products, Inc.	43,201	0.0
22,000	CanWel Building Materials Group Ltd.	173,795	0.1
232,852 (1)	Capstone Mining Corp.	1,040,034	0.6
135,700 (1)	Cardinal Energy Ltd.	298,084	0.2
10,900 (1)	Celestica, Inc.	90,807	0.1
48,400	CES Energy Solutions Corp.	63,790	0.0
2,369 (1)	Cipher Pharmaceuticals, Inc.	2,506	0.0
3,468	Cogeco Communications, Inc.	329,406	0.2

See Accompanying Notes to Financial Statements

Voya Multi-Manager	PORTFOLIO OF INVESTMENTS
International Small Cap Fund	as of April 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Canada: (continued)
2,230	Cogeco, Inc.	$175,221	0.1
27,200	Crescent Point Energy Corp.	107,326	0.1
37,800 (1)	Crew Energy, Inc.	33,521	0.0
3,901 (1)	Descartes Systems Group, Inc./The	249,551	0.1
3,200 (1)	Dorel Industries, Inc.	32,126	0.0
36,608	Dundee Precious Metals, Inc.	263,581	0.2
59,600	Enerplus Corp.	320,511	0.2
2,400	Enghouse Systems Ltd.	113,679	0.1
19,100 (1)	ERO Copper Corp.	377,136	0.2
2,608	Exco Technologies Ltd.	22,767	0.0
3,600 (1)	EXFO, Inc.	13,385	0.0
24,424	Finning International, Inc.	635,662	0.4
35,411 (1)	Fortuna Silver Mines, Inc.	213,189	0.1
49,500	H&R Real Estate Investment Trust	613,338	0.4
4,400	Hardwoods Distribution, Inc.	127,223	0.1
27,837 (1)	High Arctic Energy Services, Inc.	28,083	0.0
26,000	HudBay Minerals, Inc.	194,183	0.1
9,800 (1)	IBI Group, Inc.	82,361	0.1
1,532	Information Services Corp.	30,910	0.0
25,000 (1)	Interfor Corp.	664,484	0.4
5,399	Intertape Polymer Group, Inc.	132,872	0.1
400	Lassonde Industries, Inc.	63,774	0.0
4,600	Leon’s Furniture Ltd.	82,446	0.1
5,200	Linamar Corp.	304,728	0.2
3,000 (1)	Lucara Diamond Corp.	1,928	0.0
2,869 (1)	Milestone Pharmaceuticals, Inc.	16,812	0.0
800	Morguard Corp.	80,342	0.1
69,500	Mullen Group Ltd.	761,636	0.4
1,856	Neo Performance Materials, Inc.	30,169	0.0
14,526	Northland Power, Inc.	500,371	0.3
32,127 (1)	Parex Resources, Inc.	605,085	0.3
7,600	PHX Energy Services Corp.	21,579	0.0
1,278 (1)	Precision Drilling Corp.	32,814	0.0
10,599	Richelieu Hardware Ltd.	370,273	0.2
179 (1)	Roxgold, Inc.	297	0.0
36,218	Russel Metals, Inc.	830,349	0.5
12,469	Stella-Jones, Inc.	521,423	0.3
217,516 (1)	Taseko Mines Ltd.	432,857	0.3
9,300	TECSYS, Inc.	341,387	0.2
9,790	TFI International, Inc.	857,815	0.5
39,200	Tourmaline Oil Corp.	845,775	0.5
22,500	Transcontinental, Inc.	426,148	0.2
26,014 (1)	TransGlobe Energy Corp.	41,362	0.0
46,400 (1)	Trican Well Services Ltd.	79,652	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Canada: (continued)
39,590	Tricon Residential, Inc.	$420,009	0.2
5,400	VersaBank	66,031	0.0
1,100	Wajax Corp.	18,122	0.0
15,900	Western Forest Products, Inc.	27,424	0.0
2,486 (1)	Xenon Pharmaceuticals, Inc.	45,543	0.0
		19,815,706	11.3

	China: 2.0%
185,000	361 Degrees International Ltd.	74,297	0.1
11,900	Changchun Faway Automobile Components Co. Ltd. – A Shares	18,211	0.0
100,000	Chaowei Power Holdings Ltd.	36,254	0.0
10,276	China Yuchai International Ltd.	164,108	0.1
34,200	Dutech Holdings Ltd.	6,682	0.0
384,000 (1)	E-Commodities Holdings Ltd.	20,077	0.0
111,072 (1)	Ever Reach Group Holdings Co. Ltd.	19,733	0.0
838 (1)(2)	Futu Holdings Ltd. ADR	124,677	0.1
301,000 (1)	Goodbaby International Holdings Ltd.	71,964	0.1
1,087,897	Greenland Hong Kong Holdings Ltd.	378,212	0.2
132,956	Henan Jinma Energy Co. Ltd. – H Shares	59,878	0.0
160,000 (1)	Hilong Holding Ltd.	5,745	0.0
98,000	Huazhong In-Vehicle Holdings Co. Ltd.	30,279	0.0
154,000	Jutal Offshore Oil Services Ltd.	22,998	0.0
144,900	Liuzhou Iron & Steel Co. Ltd. – A Shares	160,840	0.1
589,700 (1)	Markor International Home Furnishings Co. Ltd. – A Shares	488,470	0.3
183,000	Nexteer Automotive Group Ltd.	205,171	0.1
89,000	Pacific Online Ltd.	22,292	0.0
223,700	SGIS Songshan Co. Ltd. – A Shares	172,043	0.1
116,000	Ten Pao Group Holdings Ltd.	30,800	0.0
358,000	Towngas China Co. Ltd.	176,161	0.1
38,932	Xingfa Aluminium Holdings Ltd.	47,564	0.0
345,900	Xinxing Ductile Iron Pipes Co. Ltd. – A Shares	215,693	0.1

See Accompanying Notes to Financial Statements

Voya Multi-Manager	PORTFOLIO OF INVESTMENTS
International Small Cap Fund	as of April 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China: (continued)
550,285	Xinyu Iron & Steel Co. Ltd. – A Shares	$556,204	0.3
319,000 (1)	Xiwang Special Steel Co. Ltd. – H Shares	16,803	0.0
138,000	Zengame Technology Holding Ltd. – H Shares	23,752	0.0
229,500	Zhejiang Semir Garment Co. Ltd. – A Shares	414,805	0.3
		3,563,713	2.0

	Denmark: 1.4%
16 (1)	ALK-Abello A/S	6,929	0.0
49,826	Columbus A/S	83,268	0.1
2,323	D/S Norden	59,901	0.0
3,084 (1)	H+H International A/S	89,847	0.0
4,469 (1)	Matas A/S	66,116	0.0
2,388 (3)	Netcompany Group A/S	249,053	0.2
238	North Media A/S	4,640	0.0
12,663 (1)	Pandora A/S	1,434,071	0.8
341	Per Aarsleff Holding A/S	16,704	0.0
3,110	Royal Unibrew A/S	379,889	0.2
1,038	Solar A/S	96,158	0.1
26 (1)	Sparekassen Sjaelland-Fyn AS	523	0.0
		2,487,099	1.4

	Finland: 1.5%
1,202	Alma Media Oyj	15,113	0.0
1,699	Aspo Oyj	18,200	0.0
1,999	Atria PLC	29,650	0.0
284 (1)	BasWare Oyj	13,726	0.0
3,554	Digia Oyj	34,268	0.0
1,730 (2)	eQ Oyj	42,638	0.0
1,668	Fiskars OYJ Abp	34,733	0.0
11,042	F-Secure Oyj	52,574	0.0
775	Gofore Oyj	18,402	0.0
3,185	Harvia Oyj	166,584	0.1
6,929	Kamux Corp.	127,274	0.1
15,239	Kemira OYJ	248,929	0.2
707 (1)	Marimekko Oyj	42,755	0.1
40,576	Oriola Oyj	92,882	0.1
34,502	Metso Outotec Oyj	387,599	0.2
442	Ponsse Oyj	23,469	0.0
3,035 (1)	Rapala VMC Oyj	32,839	0.0
2,108	Scanfil Oyj	19,400	0.0
10,173	TietoEVRY Oyj	352,315	0.2
1,047	Titanium Oyj	18,063	0.0
899	Tokmanni Group Corp.	23,119	0.0
17,883	Valmet OYJ	746,929	0.4
9,115	Verkkokauppa.com Oyj	93,367	0.1
2,289	Vincit Oyj	28,483	0.0
		2,663,311	1.5
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	France: 5.6%
4,493	AKWEL	$179,608	0.1
4,835 (1)	Alstom SA	264,048	0.2
1,995	Arkema SA	249,410	0.1
3,048 (1)	Atos SE	207,569	0.1
1,451	Boiron SA	67,685	0.1
5,282	CBO Territoria	24,387	0.0
678 (1)	Cegedim SA	22,008	0.0
12,062 (1)	Criteo SA ADR	479,223	0.3
6,000 (1)	Eiffage SA	657,229	0.4
17,399 (1)	Elis SA	311,375	0.2
699 (1)	Eurobio Scientific SA	16,824	0.0
11,086 (1)	Faurecia SE	598,947	0.3
170	Fountaine Pajot SA	24,037	0.0
121 (1)	Groupe Crit	10,474	0.0
1,998	Groupe LDLC	135,816	0.1
941 (1)	Guerbet	38,126	0.0
7,995	Haulotte Group	61,031	0.0
996 (1)	HEXAOM	49,335	0.0
1,118	Infotel SA	64,518	0.1
11,242	Ipsen SA	1,086,827	0.6
2,895	Jacquet Metals SACA	69,785	0.1
494	Kaufman & Broad SA	22,459	0.0
22,131	Klepierre SA	587,384	0.3
7,638 (1)	Korian SA	305,832	0.2
6,043 (3)	La Francaise des Jeux SAEM	309,685	0.2
719 (1)	Le Noble Age	41,861	0.0
1,827 (1)	Manitou BF SA	61,283	0.0
183	Manutan International	16,941	0.0
698	Neurones	22,993	0.0
5,315 (1)	Nexans SA	436,510	0.3
5,633	Nexity SA	305,274	0.2
731 (1)	PSB Industries SA	26,365	0.0
9,158	Publicis Groupe	592,708	0.3
30,810	Rexel SA	605,643	0.4
435 (1)	Savencia SA	38,387	0.0
1,502	SEB SA	273,538	0.2
2,029	Serge Ferrari SAS	17,546	0.0
2,274 (1)	SOITEC	459,203	0.3
2,101 (1)	Sopra Steria Group SACA	391,020	0.2
1,286 (1)	Synergie SE	58,752	0.0
655	Trigano SA	117,032	0.1
23,541 (1)	Valneva SE	396,135	0.2
284	Vetoquinol SA	36,119	0.0
157 (1)	Virbac SA	50,964	0.0
		9,791,896	5.6

	Germany: 5.8%
31,237	Alstria Office REIT-AG	559,295	0.3
665	Atoss Software AG	148,389	0.1
3,604	Aurubis AG	309,814	0.2
2,311	Bechtle AG	470,585	0.3

See Accompanying Notes to Financial Statements

Voya Multi-Manager	PORTFOLIO OF INVESTMENTS
International Small Cap Fund	as of April 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Germany (continued)
1,116	bet-at-home.com AG	$60,718	0.0
4,810	Brenntag SE	431,818	0.3
2,133	Carl Zeiss Meditec AG	375,775	0.2
3,237	Cewe Stiftung & Co. KGAA	524,601	0.3
5,495 (3)	Covestro AG	359,371	0.2
1,556 (1)	Deutsche Euroshop AG	35,918	0.0
30,588 (1)(3)	Deutsche Pfandbriefbank AG	352,085	0.2
7,594 (3)	DWS Group GmbH & Co. KGaA	332,286	0.2
1,816	Elmos Semiconductor SE	75,745	0.0
17,343	Freenet AG	421,725	0.2
25,600	GEA Group AG	1,124,215	0.6
3,717	Gerresheimer AG	399,792	0.2
2,443	GFT Technologies AG	56,281	0.0
2,468 (1)	H&R GmbH & Co. KGaA	21,601	0.0
724	Hawesko Holding AG	43,347	0.0
13,177 (1)	Hella GmbH & Co. KGaA	790,563	0.5
3,925 (1)	HelloFresh SE	325,601	0.2
407	Hornbach Holding AG & Co. KGaA	38,027	0.0
7,832	IVU Traffic Technologies AG	166,729	0.1
5,842 (1)	Kloeckner & Co. SE	79,190	0.1
1,156	Krones AG	100,666	0.1
574	MBB SE	92,652	0.1
1,084	NORMA Group	60,471	0.1
39	Paul Hartmann AG	18,474	0.0
21,376 (1)	ProSiebenSat.1 Media SE	464,260	0.3
9,231	Rheinmetall AG	963,159	0.6
2,750 (1)	SAF-Holland SE	45,125	0.0
148 (1)	Surteco SE	4,893	0.0
18,075	TAG Immobilien AG	558,992	0.3
5,932	United Internet AG	249,489	0.1
620	VIB Vermoegen AG	22,362	0.0
179	Wacker Chemie AG	26,997	0.0
708	Wuestenrot & Wuerttembergische AG	15,407	0.0
87 (1)	zooplus AG	27,509	0.0
		10,153,927	5.8

	Greece: 0.0%
3,486	European Reliance General Insurance Co. SA	22,270	0.0
7,911	Thrace Plastics Holding and Co.	46,950	0.0
		69,220	0.0

	Hong Kong: 2.0%
16,700	ASM Pacific Technology Ltd.	252,227	0.2
275,524	Build King Holdings Ltd.	40,367	0.0
20,146 (1)	China Billion Resources Ltd.	687	0.0
818,000	China Merchants Land Ltd.	119,766	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Hong Kong (continued)
80,000	Computer & Technologies Holdings Ltd.	$28,163	0.0
1,703	Computime Group Ltd.	101	0.0
771,406	Fountain SET Hldgs	114,205	0.1
66,000	FSE Services Group Ltd.	44,093	0.0
2,348,000	Gemdale Properties & Investment Corp. Ltd.	329,432	0.2
34,303	GDH Guangnan Holdings Ltd.	2,959	0.0
83,321	Hanison Construction Holdings Ltd.	14,350	0.0
103,200	HKR International Ltd.	42,913	0.0
232,000 (1)	Hop Fung Group Holdings Ltd.	8,661	0.0
90,000	Hung Hing Printing Group Ltd.	15,526	0.0
109,000	Hysan Development Co., Ltd.	410,338	0.2
14,500	Johnson Electric Holdings Ltd.	38,533	0.0
436,726	K Wah International Holdings Ltd.	217,327	0.1
35,701	Lung Kee Bermuda Holdings	17,242	0.0
48,377	Million Hope Industries Holdings Ltd.	5,356	0.0
83,000	Modern Dental Group Ltd.	42,038	0.0
278,000 (1)(4)	Pacific Andes International Holdings Ltd.	—	—
415,000	PAX Global Technology Ltd.	459,231	0.3
118,000	Pico Far East Holdings Ltd.	20,796	0.0
23,500	Prinx Chengshan Cayman Holding Ltd.	28,105	0.0
23,000 (1)	Rich Goldman Holdings Ltd.	659	0.0
249,851	Road King Infrastructure	332,013	0.2
87,913 (1)(4)	S&C Engine Group Ltd.	—	—
8,613	Soundwill Holdings Ltd.	9,537	0.0
294,476	Sun Hung Kai & Co. Ltd.	151,640	0.1
21,056	Sunlight Real Estate Investment Trust	11,575	0.0
321,180	Tang Palace China Holdings Ltd.	39,280	0.0
131,511	Tao Heung Holdings Ltd.	17,291	0.0
320,000	Texwinca Holdings Ltd.	73,273	0.1
5,680,000	Tongda Group Holdings Ltd.	415,739	0.3
292,000	United Laboratories International Holdings Ltd.	239,162	0.1
212,000	Vedan International Holdings Ltd.	22,380	0.0
30,144	Wai Kee Holdings Ltd.	16,366	0.0
		3,581,331	2.0

See Accompanying Notes to Financial Statements

Voya Multi-Manager	PORTFOLIO OF INVESTMENTS
International Small Cap Fund	as of April 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	India: 0.2%
3,651	eClerx Services Ltd.	$61,305	0.0
25,620 (1)(4)	Geodesic Ltd.	—	—
20,672	GHCL Ltd.	65,724	0.1
2,082 (1)	Intellect Design Arena Ltd.	19,097	0.0
14,046	J Kumar Infraprojects Ltd.	34,641	0.0
7,335	Majesco Ltd.	7,095	0.0
7,048	Newgen Software Technologies Ltd.	29,921	0.0
1,199	Oracle Financial Services Software Ltd.	56,307	0.1
9,321	Redington India Ltd.	22,420	0.0
1,633	Savita Oil Technologies Ltd.	22,892	0.0
2,092	TVS Srichakra Ltd.	50,769	0.0
21,379 (1)(4)	Varun Industries Ltd.	—	—
		370,171	0.2

	Ireland: 0.8%
78,426 (1)	Bank of Ireland Group PLC	459,565	0.3
55,030 (1)	Dalata Hotel Group PLC – DHGI	298,382	0.2
47,346	UDG Healthcare PLC	560,366	0.3
885 (1)	UDG Healthcare PLC	10,558	0.0
		1,328,871	0.8

	Israel: 1.2%
22,482 (1)	Camtek Ltd./Israel	765,737	0.4
1,649	Delta Galil Industries Ltd.	45,225	0.0
177	Duniec Brothers Ltd.	7,569	0.0
831	Electra Consumer Products 1970 Ltd.	38,913	0.0
9,541 (1)	Inmode Ltd.	823,674	0.5
343,326	Isramco Negev 2 L.P.	80,114	0.1
3,794 (1)	Kamada Ltd.	23,105	0.0
2,202	Kerur Holdings Ltd.	66,340	0.0
2,883 (1)	Naphtha Israel Petroleum Corp. Ltd.	13,597	0.0
367	Neto ME Holdings Ltd.	14,962	0.0
5,721 (1)	Perion Network Ltd.	102,349	0.1
1,149 (1)	Silicom Ltd.	49,166	0.0
1,757 (1)	Taro Pharmaceuticals Industries, Ltd.	130,053	0.1
		2,160,804	1.2

	Italy: 2.1%
17,770	ACEA SpA	403,452	0.2
18,469 (1)	Arnoldo Mondadori Editore SpA	34,782	0.0
31,121	Azimut Holding S.p.A.	744,588	0.4
55,164 (1)	Banca Mediolanum SpA	514,709	0.3
15,207	Buzzi Unicem SpA	405,754	0.2
3,849	De’Longhi SpA	168,241	0.1
1,676 (1)	El.En. SpA	71,021	0.0
26,705 (1)	Elica SpA	110,445	0.1
17,529 (1)	Emak SpA	29,259	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Italy (continued)
12,867 (1)	Esprinet S.p.A.	$208,414	0.1
5,353	Interpump Group SpA	284,941	0.2
2,813 (1)	Newlat Food SpA	21,738	0.0
2,487	Reno de Medici SpA	3,128	0.0
3,372	Reply SpA	458,430	0.3
7,403	Servizi Italia SpA	19,937	0.0
42,172 (1)	Sogefi S.p.A.	71,643	0.1
13,835 (1)	Unipol Gruppo Finanziario SpA	75,610	0.1
		3,626,092	2.1

	Japan: 16.3%
2,600	Advantage Risk Management Co. Ltd.	17,043	0.0
58,900	AEON Financial Service Co., Ltd.	670,480	0.4
381	Aichi Tokei Denki Co., Ltd.	14,633	0.0
1,000	Aiphone Co., Ltd.	15,711	0.0
2,900	Aisan Industry Co., Ltd.	20,512	0.0
1,100	Ajis Co. Ltd.	36,999	0.0
2,900	Akatsuki, Inc.	106,298	0.1
14,500	Anritsu Corp.	281,729	0.2
3,800	AOI TYO Holdings, Inc.	21,266	0.0
500	Arata Corp.	20,335	0.0
900	Asahi Co., Ltd.	12,064	0.0
7,400	Asahi Diamond Industrial Co., Ltd.	34,330	0.0
3,700	Asia Pile Holdings Corp.	17,212	0.0
1,400	ASKA Pharmaceutical Holdings Co. Ltd.	17,595	0.0
8,500	ASKUL Corp.	310,939	0.2
1,800	Ateam, Inc.	28,930	0.0
6,000	Bando Chemical Industries Ltd.	39,181	0.0
2,500	BayCurrent Consulting, Inc.	681,730	0.4
12,200	Bell System24 Holdings, Inc.	184,151	0.1
2,200	Business Engineering Corp.	69,520	0.1
15,000	Capcom Co., Ltd.	486,645	0.3
4,700	Central Glass Co., Ltd.	96,902	0.1
1,100	Chino Corp.	13,184	0.0
7,000	Chubu Shiryo Co., Ltd.	87,347	0.1
1,700	CMC Corp.	35,808	0.0
1,400	Contec Co. Ltd.	21,553	0.0
2,500	Corona Corp.	21,253	0.0
2,700	Daihatsu Diesel Manufacturing Co., Ltd.	12,316	0.0
7,000	Daihen Corp.	305,960	0.2
12,000	Daikoku Denki Co., Ltd.	100,546	0.1
5,715	Daitron Co., Ltd.	97,401	0.1
10,600	Denka Co., Ltd.	415,122	0.3
1,900	DMS, Inc.	24,079	0.0
9,900	Doshisha Co., Ltd.	166,611	0.1

See Accompanying Notes to Financial Statements

Voya Multi-Manager	PORTFOLIO OF INVESTMENTS
International Small Cap Fund	as of April 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan (continued)
22,382	DTS Corp.	$526,183	0.3
20,100	EDION Corp.	213,784	0.1
18,500	Eiken Chemical Co., Ltd.	368,779	0.2
1,500	Elematec Corp.	16,871	0.0
10,100	Exedy Corp.	145,012	0.1
1,200	Faith, Inc.	9,724	0.0
17,000	Ferrotec Holdings Corp.	379,187	0.2
78,800	FIDEA Holdings Co., Ltd.	89,450	0.1
15,600	Fields Corp.	71,273	0.1
1,200	Foster Electric Co., Ltd.	12,831	0.0
3,800 (1)	Freebit Co. Ltd.	31,305	0.0
2,200 (1)	Freee KK	185,504	0.1
2,100	Freund Corp.	14,644	0.0
3,000	F-Tech, Inc.	19,047	0.0
17,600	Fuji Machine Manufacturing Co., Ltd.	468,489	0.3
1,400	Fuji Pharma Co. Ltd.	15,332	0.0
4,900	Fuji Soft, Inc.	245,453	0.2
7,900	Fujikura Kasei Co., Ltd.	38,387	0.0
55,000 (1)	Fujikura Ltd.	283,514	0.2
19,500	Fullcast Co., Ltd.	339,280	0.2
4,400	Furusato Industries Ltd.	51,923	0.0
1,000	Fuso Pharmaceutical Industries Ltd.	21,622	0.0
1,300	Gakken Holdings Co., Ltd.	16,453	0.0
2,300	Gecoss Corp.	18,814	0.0
1,800	GS Yuasa Corp.	48,724	0.0
21,700	GungHo Online Entertainment, Inc.	412,788	0.2
23,400 (1)	Gurunavi, Inc.	134,471	0.1
1,400	Hanwa Co., Ltd.	41,601	0.0
2,400	Honshu Chemical Industry Co. Ltd.	40,103	0.0
1,100	ID Holdings Corp.	13,460	0.0
6,400 (1)	IMAGICA GROUP, Inc.	29,735	0.0
23,600	Infocom Corp.	603,631	0.4
3,600	Intage Holdings, Inc.	43,979	0.0
18,600	Internet Initiative Japan, Inc.	414,406	0.3
636	Invincible Investment Corp.	228,559	0.1
14,800	Itoki Corp.	50,671	0.0
2,600	Iwaki & Co., Ltd.	17,437	0.0
4,200	Iwaki Co. Ltd.	36,413	0.0
6,400	Izumi Co., Ltd.	254,795	0.2
2,100	JAC Recruitment Co. Ltd.	32,624	0.0
800	Japan Living Warranty, Inc.	14,298	0.0
3,400	JBCC Holdings, Inc.	43,386	0.0
2,000	JFE Systems, Inc.	31,161	0.0
1,200	Joshin Denki Co., Ltd.	30,320	0.0
7,400	JP-Holdings, Inc.	20,998	0.0
2,800	JSP Corp.	45,571	0.0
2,100	JTEKT Corp.	18,941	0.0
400	JUTEC Holdings Corp.	3,662	0.0
243	Kamei Corp.	2,493	0.0
9,200	Kanamoto Co., Ltd.	225,700	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan (continued)
6,500	Kaneka Corp.	$253,161	0.2
11,100	Keiyo Co., Ltd.	72,553	0.1
43	Kenedix Office Investment Corp.	316,632	0.2
1,200	KFC Ltd.	22,544	0.0
8,600	Kimoto Co., Ltd.	20,376	0.0
1,130	Kimura Unity Co., Ltd.	12,800	0.0
2,400	King Jim Co., Ltd.	20,685	0.0
13,800	Kintetsu World Express, Inc.	332,959	0.2
48,000	Kojima Co., Ltd.	390,076	0.2
12,700	Komeri Co., Ltd.	326,026	0.2
23,400	Konica Minolta, Inc.	132,715	0.1
15,400	K’s Holdings Corp.	210,091	0.1
1,800	KSK Co. Ltd./Inagi	37,038	0.0
9,800	Kumagai Gumi Co., Ltd.	272,930	0.2
3,100	Kuriyama Holdings Corp.	19,774	0.0
9,900	KYORIN Holdings, Inc.	173,435	0.1
2,200	Kyowa Electronics Instruments Co. Ltd.	7,797	0.0
1,595	Kyowa Leather Cloth Co., Ltd.	10,774	0.0
4,100	Macnica Fuji Electronics Holdings, Inc.	82,609	0.1
1,600	Makiya Co. Ltd.	14,638	0.0
2,600	Marvelous, Inc.	19,980	0.0
6,900 (1)	Megachips Corp.	235,945	0.1
6,100	Meiwa Estate Co., Ltd.	35,699	0.0
4,500	MIMAKI ENGINEERING CO Ltd.	26,521	0.0
10,800	Miraca Holdings, Inc.	353,299	0.2
6,500	Mito Securities Co., Ltd.	18,233	0.0
1,100	Mitsubishi Research Institute, Inc.	41,496	0.0
100	Mitsui Matsushima Holdings Co., Ltd.	854	0.0
9,100	Mixi, Inc.	233,068	0.1
5,800	Morinaga Milk Industry Co., Ltd.	317,138	0.2
800	Morishita Jintan Co. Ltd.	14,526	0.0
13,900	MRK Holdings, Inc.	18,168	0.0
1,900	Mutoh Holdings Co., Ltd.	26,842	0.0
4,400 (1)	Mynet, Inc.	32,807	0.0
1,300	Nadex Co., Ltd.	8,510	0.0
2,900	Nafco Co., Ltd.	58,472	0.0
3,300	Nakabayashi Co. Ltd.	18,058	0.0
10,287	Nakano Corp.	35,726	0.0
1,200	Nanyo Corp.	19,542	0.0
21,500	NEC Networks & System Integration Corp.	369,857	0.2
1,200	Nice Holdings, Inc.	21,620	0.0
3,700	Nichiha Corp.	107,569	0.1
8,500	Nichirei Corp.	214,968	0.1
1,600	Nihon Falcom Corp.	22,356	0.0

See Accompanying Notes to Financial Statements

Voya Multi-Manager	PORTFOLIO OF INVESTMENTS
International Small Cap Fund	as of April 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan (continued)
20,100	Nikkiso Co., Ltd.	$206,684	0.1
62	Nippon Accommodations Fund, Inc.	367,806	0.2
4,100	Nippon BS Broadcasting Corp.	40,651	0.0
1,700	Nippon Carbide Industries Co., Inc.	20,749	0.0
187	Nippon Chemiphar Co., Ltd.	3,874	0.0
2,100	Nippon Commercial Development Co. Ltd.	32,230	0.0
15,300	Nippon Electric Glass Co., Ltd.	387,142	0.2
2,100	Nippon Systemware Co., Ltd.	37,936	0.0
142,000 (1)	Niraku GC Holdings, Inc.	4,479	0.0
7,100	Nishimatsuya Chain Co., Ltd.	111,396	0.1
54,818	Nissan Tokyo Sales Holdings Co., Ltd.	120,360	0.1
4,300	Nissha Co., Ltd.	50,421	0.0
8,531	Nisshin Group Holdings Co. Ltd.	36,708	0.0
3,400	NJS Co. Ltd.	62,329	0.0
93,300	North Pacific Bank Ltd.	241,208	0.2
53,400 (1)	NTN Corp.	151,714	0.1
1,200	Ochi Holdings Co. Ltd.	14,054	0.0
1,800	Onoken Co., Ltd.	21,508	0.0
11,600	Open House Co. Ltd.	481,706	0.3
1,000	Origin Co. Ltd.	12,246	0.0
2,800	Oyo Corp.	33,481	0.0
16,000	Parker Corp.	73,664	0.1
48,800	Penta-Ocean Construction Co., Ltd.	380,462	0.2
100	Pronexus, Inc.	1,040	0.0
6,100	Punch Industry Co. Ltd.	30,696	0.0
4,900	Relia, Inc.	58,317	0.0
46,400	Rengo Co., Ltd.	385,109	0.2
15,100	Resorttrust, Inc.	240,524	0.2
900	Rhythm Co. Ltd.	6,433	0.0
12,800	Ride On Express Holdings Co. Ltd.	196,627	0.1
6,200	Riken Technos Corp.	27,332	0.0
1,000	Saison Information Systems Co. Ltd.	19,553	0.0
4,100	Sakai Chemical Industry Co. Ltd.	70,793	0.1
1,400	San Holdings, Inc.	13,496	0.0
1,519	Sankyo Frontier Co. Ltd.	53,443	0.0
5,400	Sankyu, Inc.	230,527	0.1
3,900	Sansha Electric Manufacturing Co. Ltd.	32,591	0.0
24,500	Sanwa Holdings Corp.	316,518	0.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan (continued)
4,300	Sanyo Trading Co. Ltd.	$42,084	0.0
6,700	Sawai Group Holdings Co. Ltd.	322,463	0.2
3,300	Saxa Holdings, Inc.	44,659	0.0
1,300	Seika Corp.	19,741	0.0
900	Shibaura Electronics Co. Ltd.	28,921	0.0
1,800	Shibaura Mechatronics Corp.	98,362	0.1
23,700	Shinko Electric Industries	764,359	0.4
13,000	Ship Healthcare Holdings, Inc.	340,702	0.2
3,700	Sinfonia Technology Co. Ltd.	49,044	0.0
1,700	SK-Electronics Co., Ltd.	19,606	0.0
8,100	Softcreate Holdings Corp.	183,143	0.1
5,769	Soken Chemical & Engineering Co. Ltd.	109,872	0.1
6,900	Soliton Systems KK	110,299	0.1
2,400	Space Co. Ltd.	19,523	0.0
4,400	SPK Corp.	52,448	0.0
2,700	Sprix Ltd.	24,412	0.0
10,200	Starts Corp., Inc.	249,829	0.2
3,900	St-Care Holding Corp.	42,056	0.0
15,000	Sumitomo Forestry Co., Ltd.	346,351	0.2
9,300	Food & Life Cos Ltd.	414,791	0.3
2,690	Tachikawa Corp.	31,902	0.0
1,800	Taiho Kogyo Co., Ltd.	15,896	0.0
8,700	Taiyo Yuden Co., Ltd.	399,316	0.2
1,500	Takasago International Corp.	36,248	0.0
12,200	Takeuchi Manufacturing Co. Ltd.	328,863	0.2
1,200	Tanabe Consulting Co. Ltd.	15,308	0.0
17,400	Tanseisha Co., Ltd.	132,091	0.1
800	Techno Medica Co. Ltd.	11,902	0.0
13,900	TOA Road Corp.	569,803	0.3
22,900	Tochigi Bank Ltd.	36,477	0.0
2,700	Togami Electric Manufacturing Co. Ltd.	48,579	0.0
1,100	Toho Holdings Co., Ltd.	18,610	0.0
3,800	Tokai Rika Co., Ltd.	61,517	0.0
2,100	Tokyo Keiki, Inc.	20,045	0.0
6,800	Tokyo Seimitsu Co., Ltd.	321,428	0.2
2,700	Tokyo Tekko Co., Ltd.	46,965	0.0
5,200	Tokyotokeiba Co., Ltd.	281,565	0.2
2,400	Tonami Holdings Co., Ltd.	116,658	0.1
5,100	Towa Pharmaceutical Co., Ltd.	105,596	0.1
3,700	Toyo Denki Seizo – Toyo Electric Manufacturing Co. Ltd.	42,606	0.0

See Accompanying Notes to Financial Statements

Voya Multi-Manager	PORTFOLIO OF INVESTMENTS
International Small Cap Fund	as of April 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan (continued)
25,300	Toyo Tire & Rubber Co., Ltd.	$462,895	0.3
5,300	Transcosmos, Inc.	151,378	0.1
1,800	Uchida Yoko Co., Ltd.	77,013	0.1
2,400	UNIRITA, Inc.	41,987	0.1
11,700	Valor Holdings Co., Ltd.	249,944	0.2
1,300 (1)	Wantedly, Inc.	36,405	0.0
5,500	Will Group, Inc.	51,206	0.0
6,200	World Holdings Co. Ltd.	157,400	0.1
17	XYMAX REIT Investment Corp.	17,773	0.0
9,776	Yuasa Trading Co., Ltd.	265,963	0.2
1,700	Zaoh Co. Ltd.	21,668	0.0
8,600	Zenkoku Hosho Co. Ltd.	386,000	0.2
20,700	Zeon Corp.	330,057	0.2
		28,638,576	16.3

	Liechtenstein: 0.0%
407	VP Bank AG	51,287	0.0

	Luxembourg: 0.2%
5,191	Stabilus SA	405,321	0.2

	Malaysia: 0.1%
57,500	AFFIN Bank Bhd	24,545	0.0
10,900	Allianz Malaysia Bhd	35,105	0.0
84,300	CSC Steel Holdings Bhd	39,046	0.1
47,000	Deleum Bhd	6,227	0.0
97,800 (1)	KSL Holdings BHD	14,918	0.0
64,245	Kumpulan Fima BHD	30,102	0.0
22,000	Lii Hen Industries BHD	18,358	0.0
210,000	Media Chinese International Ltd.	8,111	0.0
82,400	MKH Bhd	27,558	0.0
		203,970	0.1

	Malta: 1.1%
21,501	Angler Gaming PLC	93,973	0.0
2,971 (1)	Kambi Group PLC	149,690	0.1
103,420 (1)	Kindred Group PLC – SDR	1,779,986	1.0
		2,023,649	1.1

	Mexico: 0.0%
37,119 (1)	Credito Real SAB de CV SOFOM ER	16,858	0.0

	Monaco: 0.2%
13,441	Endeavour Mining Corp.	279,832	0.2

	Netherlands: 3.4%
5,935 (1)	AerCap Holdings NV	345,714	0.2
904 (1)	Argenx SE	259,772	0.1
3,407	ASM International NV	1,033,611	0.6
11,144	ASR Nederland NV	486,721	0.3
1,382	BE Semiconductor Industries NV	111,618	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Netherlands (continued)
13,733 (1)	Brunel International NV	$183,532	0.1
14,089 (1)	Eurocommercial Properties NV	364,450	0.2
4,718 (2)(3)	Euronext NV	474,553	0.3
12,440 (1)(3)	Intertrust NV	230,331	0.1
5,816	Kendrion NV	162,719	0.1
653	Nedap N.V.	43,601	0.0
11,783 (1)(3)	Signify NV	669,149	0.4
16,375	Randstad NV	1,181,498	0.7
16,612	SBM Offshore NV	288,362	0.2
478,561 (1)(2)(4)	SNS Reaal NV	—	—
374	TKH Group NV	17,836	0.0
1,914	Vastned Retail NV	57,440	0.0
		5,910,907	3.4

	New Zealand: 0.2%
6,587	Fletcher Building Ltd. (Ticker: FBU AU)	34,206	0.0
6,859	Fletcher Building Ltd. (Ticker: FBU NZ)	35,660	0.0
41,106	NZX Ltd.	60,820	0.0
8,701	PGG Wrightson Ltd.	20,851	0.0
32,962	Skellerup Holdings Ltd.	109,478	0.1
177,715 (1)	Sky Network Television Ltd.	21,599	0.0
37,336 (1)	Tourism Holdings Ltd.	68,769	0.1
		351,383	0.2

	Norway: 0.3%
12,899	American Shipping Co. ASA	48,374	0.0
2,194	Atea ASA	42,026	0.0
17	Bouvet ASA	1,409	0.0
1,039	Golden Ocean Group Ltd.	8,950	0.0
6,351	Selvaag Bolig ASA	46,618	0.1
1,938	Sparebank 1 Nord Norge	19,370	0.0
26,022	Sparebanken Vest	265,516	0.2
1,061	Wilh Wilhelmsen Holding ASA	22,179	0.0
		454,442	0.3

	Philippines: 0.0%
31,770	Ginebra San Miguel, Inc.	38,434	0.0

	Poland: 0.1%
400	Amica Wronki SA	15,949	0.0
2,061 (2)	Asseco South Eastern Europe SA	21,957	0.0
619	Budimex SA	48,479	0.1
102	Neuca SA	19,043	0.0
317 (1)	Stalprodukt SA	29,216	0.0
		134,644	0.1

See Accompanying Notes to Financial Statements

Voya Multi-Manager	PORTFOLIO OF INVESTMENTS
International Small Cap Fund	as of April 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Portugal: 0.1%
12,251 (1)	CTT-Correios de Portugal SA	$55,835	0.0
3,883 (1)	Semapa-Sociedade de Investimento e Gestao	56,360	0.1
		112,195	0.1

	Singapore: 1.4%
95,700	AEM Holdings Ltd.	293,960	0.2
3,802	Boustead Singapore Ltd.	2,880	0.0
76,300	China Aviation Oil Singapore Corp. Ltd.	64,639	0.0
198,395	China Sunsine Chemical Holdings Ltd.	83,987	0.1
162,600	CSE Global Ltd.	69,508	0.0
312,500	Frasers Logistics & Commercial Trust	344,365	0.2
102,900	Frencken Group Ltd.	120,362	0.1
8,000	Hanwell Holdings Ltd.	2,976	0.0
9	Ho Bee Land Ltd.	18	0.0
775,000	IGG, Inc.	1,306,345	0.8
13,600 (1)	Lian Beng Group Ltd.	5,160	0.0
65,400	Q&M Dental Group Singapore Ltd.	30,718	0.0
63,300	Sheng Siong Group Ltd.	73,625	0.0
83,600	Sing Holdings Ltd.	23,872	0.0
13,300	Sing Investments & Finance Ltd.	14,392	0.0
78,392	Tai Sin Electric Ltd.	20,273	0.0
67,951	Tiong Woon Corp. Holding Ltd.	23,744	0.0
15,100	Wing Tai Holdings Ltd.	21,786	0.0
		2,502,610	1.4

	South Africa: 0.2%
156,431	Alviva Holdings Ltd.	136,881	0.1
46,167 (1)	ArcelorMittal South Africa Ltd.	14,761	0.0
10,764 (1)	DataTec Ltd.	21,153	0.0
24,702	Metair Investments Ltd.	38,767	0.0
62,569	Sylvania Platinum Ltd.	106,803	0.1
		318,365	0.2

	South Korea: 5.6%
7,124 (1)	Actoz Soft Co. Ltd.	56,661	0.0
25,326	Advanced Process Systems Corp.	641,674	0.4
4,098	AfreecaTV Co. Ltd.	327,880	0.2
167	Asia Holdings Co., Ltd.	19,347	0.0
545	Cuckoo Holdings Co. Ltd.	68,792	0.0
14,163	Daewon San Up Co. Ltd.	104,196	0.1
988	Dongil Industries Co. Ltd.	79,939	0.1
9,145	Dongsung Chemical Co. Ltd.	51,968	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	South Korea (continued)
3,391	Douzone Bizon Co. Ltd.	$256,231	0.2
4,179	DTR Automotive Corp.	120,985	0.1
1,300	Fursys, Inc.	53,106	0.0
9,647 (1)	Hansol Technics Co. Ltd.	85,973	0.1
6,033	Hanyang Securities Co. Ltd.	77,032	0.0
7,532	Hite Jinro Co. Ltd.	235,392	0.1
16,717	Hwaseung Corp. Co. Ltd.	31,624	0.0
6,344 (1)	Hwaseung R&A Co. Ltd.	36,444	0.0
3,114	HwaSung Industrial Co. Ltd.	36,613	0.0
1,422	Hyosung TNC Corp.	920,637	0.5
4,771	Hyundai BNG Steel Co. Ltd.	111,960	0.1
2,040	IDIS Holdings Co. Ltd.	24,348	0.0
5,587	iMarketKorea, Inc.	61,191	0.0
5,550	JB Financial Group Co. Ltd.	36,413	0.0
3,015	Kolon Corp.	85,814	0.1
1,438	Kolon Industries, Inc.	77,810	0.0
86,541	Korea Asset In Trust Co. Ltd.	360,089	0.2
531	KPX Chemical Co. Ltd.	33,731	0.0
7,798	KT Skylife Co. Ltd.	62,050	0.0
3,470	LEADCORP, Inc./The	27,797	0.0
1,996	LF Corp.	32,481	0.0
245	LG Innotek Co. Ltd.	43,964	0.0
6,621	LG International Corp.	182,829	0.1
15,961 (1)	Lock&Lock Co. Ltd.	219,566	0.1
3,227	Maeil Dairies Co. Ltd.	216,349	0.1
3,175	Mando Corp.	116,020	0.1
145	Mi Chang Oil Industrial Co. Ltd.	10,593	0.0
14,431 (1)	Neowiz	306,423	0.2
685	Nice Information & Telecommunication, Inc.	19,370	0.0
18,547	NPC	73,437	0.0
7,316	Osstem Implant Co. Ltd.	582,124	0.3
26,950	Partron Co. Ltd.	256,773	0.2
5,130	PharmaResearch Co. Ltd.	322,181	0.2
2,169	POSCO Coated & Color Steel Co. Ltd.	120,067	0.1
613	Sam Jung Pulp Co. Ltd.	18,020	0.0
8,006	Sam Young Electronics Co. Ltd.	88,231	0.1
3,844	Sambo Corrugated Board Co. Ltd.	54,962	0.0
19,895 (1)	Samsung Engineering Co. Ltd.	308,589	0.2
7,691	Seah Besteel Corp.	179,996	0.1
2,237	SeAH Special Steel Co. Ltd.	35,526	0.0
775	SeAH Steel Corp.	81,542	0.1

See Accompanying Notes to Financial Statements

Voya Multi-Manager	PORTFOLIO OF INVESTMENTS
International Small Cap Fund	as of April 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	South Korea (continued)
539	SeAH Steel Corp.	$35,724	0.0
7,327	Seoul Semiconductor Co. Ltd.	123,317	0.1
7,171	SFA Engineering Corp.	269,030	0.2
2,744	Silicon Works Co. Ltd.	234,693	0.1
10,720	SNT Dynamics Co., Ltd.	78,418	0.0
6,125	SNT Motiv Co. Ltd.	336,096	0.2
2,718	Soulbrain Co. Ltd./New	864,119	0.5
126	Taekwang Industrial Co. Ltd.	117,923	0.1
1,836	Telcoware Co. Ltd.	20,689	0.0
6,494	Union Semiconductor Equipment & Materials Co. Ltd.	80,932	0.1
3,656	Coway Co. Ltd.	219,080	0.1
4,792	Woory Industrial Co. Ltd.	112,411	0.1
1,770	Yonwoo Co. Ltd.	44,415	0.0
2,166	Yoosung Enterprise Co. Ltd.	6,623	0.0
		9,898,210	5.6

	Spain: 2.1%
2,252 (1)	Acciona SA	391,494	0.2
18,041	Acerinox S.A.	250,165	0.2
27,416 (1)	Applus Services SA	290,064	0.2
7,535	Atlantica Yield plc	290,474	0.2
56,897	Bankinter S.A.	311,146	0.2
18,281	Cia de Distribucion Integral Logista Holdings SA	380,054	0.2
101,419 (1)	Faes Farma SA	422,615	0.2
5,445 (1)	Laboratorios Farmaceuticos Rovi SA	315,531	0.2
56,897 (1)	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	111,499	0.0
33,801	Merlin Properties Socimi SA	373,582	0.2
7,389 (1)	Naturhouse Health SAU	14,880	0.0
3,234	Pharma Mar SA	369,486	0.2
3,553	Viscofan SA	242,811	0.1
		3,763,801	2.1

	Sweden: 4.3%
918	Beijer Alma AB	20,605	0.0
2,530	Bergman & Beving AB	38,533	0.0
39,092	Betsson AB	355,191	0.2
2,526	Bilia AB	44,032	0.0
3,108	BioGaia AB	148,340	0.1
51,588	Bonava AB	611,189	0.4
5,180 (1)	Boule Diagnostics AB	39,467	0.0
5,373	Bufab AB	141,882	0.1
17,299 (1)	Catella AB	69,116	0.0
9,272 (1)	Clas Ohlson AB	98,963	0.1
25,093 (3)	Dometic Group AB	394,893	0.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Sweden (continued)
6,300 (1)	Doro AB	$44,503	0.0
1,394 (1)	Elos Medtech AB	27,824	0.0
6,305	Ferronordic AB	153,425	0.1
776	FM Mattsson Mora Group AB	17,462	0.0
15,648	G5 Entertainment AB	1,133,717	0.7
22,615	Getinge AB	764,863	0.4
39,250	GHP Specialty Care AB	136,908	0.1
5,652 (1)	Haldex AB	38,118	0.0
13,206 (1)	Humana AB	119,650	0.1
10,089 (1)	Inwido AB	176,509	0.1
11,892 (1)	KNOW IT AB	438,897	0.3
10,646 (1)	Mekonomen AB	182,599	0.1
8 (1)	Nederman Holding AB	155	0.0
33,084	Nobia AB	287,561	0.2
22,292 (1)	Peab AB	321,575	0.2
56,831	Ratos AB	334,449	0.2
5,165 (1)	RaySearch Laboratories AB	50,743	0.0
105,536 (1)	Rottneros AB	122,546	0.1
4,671	Sectra AB	333,291	0.2
3,467	SwedenCare AB	224,429	0.1
899 (1)	Systemair AB	26,973	0.0
2,024	Tethys Oil AB	14,651	0.0
832	VBG Group AB	17,445	0.0
3,002	Vitrolife AB	112,486	0.1
4,725	Volati AB	62,906	0.0
20,959	Wihlborgs Fastigheter AB	428,446	0.2
		7,534,342	4.3

	Switzerland: 5.8%
29,388	Adecco Group AG	1,991,907	1.1
2,577 (1)	Ascom Holding AG	40,381	0.0
1,506 (1)(2)	Basilea Pharmaceutica AG	74,742	0.0
903	Bucher Industries AG	473,910	0.3
558	Burkhalter Holding AG	44,359	0.1
1,045	Calida Holding AG	40,990	0.0
21 (1)	Carlo Gavazzi Holding AG	5,036	0.0
5,763 (1)	Cavotec SA	17,768	0.0
7,424	Coca-Cola HBC AG	256,587	0.2
145	Forbo Holding AG	277,710	0.2
623 (1)	Implenia AG	18,159	0.0
7,179	Julius Baer Group Ltd.	451,828	0.3
3,138	Kudelski SA	14,535	0.0
20,960	Logitech International SA	2,332,939	1.3
17	Metall Zug AG	36,857	0.0
2,028 (1)	Mikron Holding AG	14,212	0.0
47	Phoenix Mecano AG	23,984	0.0
3,756	PSP Swiss Property AG	463,477	0.3
2,237	Sulzer AG	254,852	0.1
823	Swiss Life Holding AG	400,991	0.2
3,025	Swissquote Group Holding SA	454,233	0.3
3,385	Tecan Group AG	1,649,463	0.9

See Accompanying Notes to Financial Statements

Voya Multi-Manager	PORTFOLIO OF INVESTMENTS
International Small Cap Fund	as of April 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Switzerland (continued)
5,134	Vontobel Holding AG	$386,395	0.2
170 (1)	V-ZUG Holding AG	23,488	0.0
5,510 (1)(3)	Wizz Air Holdings Plc	372,920	0.2
483 (1)	Zur Rose Group AG	160,749	0.1
		10,282,472	5.8

	Taiwan: 2.5%
431,000	Acer, Inc.	526,766	0.3
47,000	Chien Kuo Construction Co. Ltd.	25,058	0.0
88,000	ChipMOS Technologies, Inc.	148,794	0.1
75,200	Coretronic Corp.	164,921	0.1
71,000	Everlight Electronics Co., Ltd.	117,466	0.1
115,000	General Interface Solution Holding Ltd.	507,128	0.3
67,000	Generalplus Technology, Inc.	135,573	0.1
90,000	Gigabyte Technology Co., Ltd.	393,661	0.2
30,000	Global Mixed Mode Technology, Inc.	225,636	0.1
15,000	IEI Integration Corp.	31,866	0.0
77,000	Infortrend Technology, Inc.	62,988	0.1
17,000	Inventec Co., Ltd.	16,494	0.0
12,000	Lumax International Corp., Ltd.	31,656	0.0
23,000	Nexcom International Co. Ltd.	21,738	0.0
40,606	FocalTech Systems Co. Ltd.	283,920	0.2
51,000	Phison Electronics Corp.	1,091,594	0.6
46,000	Primax Electronics Ltd.	99,534	0.1
82,000	Solteam, Inc.	220,320	0.1
44,000	Sonix Technology Co. Ltd.	171,437	0.1
60,000	Tsann Kuen Enterprise Co., Ltd.	58,748	0.0
11,000	Winstek Semiconductor Co. Ltd.	12,996	0.0
8,000	X-Legend Entertainment Co. Ltd.	21,979	0.0
		4,370,273	2.5

	Thailand: 0.1%
109,300	MC Group PCL – NVDR	39,304	0.0
186	Thai Rayon PCL – NVDR	180	0.0
11,500	Thai Stanley Electric PCL – NVDR	67,598	0.1
		107,082	0.1

	Turkey: 0.0%
55	Yeni Gimat Gayrimenkul Ortakligi AS	84	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United Kingdom: 9.8%
137 (1)	4imprint Group PLC	$4,446	0.0
56,902	888 Holdings PLC	335,240	0.2
537	Aptitude Software Group PLC	4,969	0.0
71,010	B&M European Value Retail SA	555,079	0.3
24,876	Bovis Homes Group PLC	425,224	0.2
41,689	Brickability Group PLC	54,408	0.0
152,391	Cairn Energy PLC	357,366	0.2
37,284	Centamin PLC	55,286	0.0
3,743	Cerillion PLC	32,463	0.0
2,399	Character Group PLC/The	19,713	0.0
9,389	Chemring Group PLC	34,102	0.0
5,609	Chesnara PLC	21,380	0.0
14,447	Close Brothers Group PLC	316,892	0.2
27,536	Computacenter PLC	1,018,488	0.6
667	Craneware PLC	25,785	0.0
5,347	Cranswick PLC	275,811	0.2
9,225	Daily Mail & General Trust PLC	114,406	0.1
80,174 (1)	Dixons Carphone PLC	154,300	0.1
25,861	Domino’s Pizza Group PLC	136,443	0.1
34,498	Drax Group PLC	194,670	0.1
2,897 (1)	Eagle Eye Solutions Group PLC	21,905	0.0
30,080	Eckoh PLC	33,234	0.0
19,423	Electrocomponents PLC	285,871	0.2
13,593 (1)	Entain PLC	317,757	0.2
4,087	FDM Group Holdings PLC	57,757	0.0
14,872 (1)	Finsbury Food Group PLC	18,177	0.0
17,500	Future PLC	570,215	0.3
1,962 (1)	Gear4Music Holdings PLC	24,928	0.0
52,698 (1)	Gem Diamonds Ltd.	50,508	0.0
5,127	Genus PLC	360,077	0.2
3,406 (1)	Go-Ahead Group PLC	57,481	0.1
9,022 (1)	Halfords Group PLC	46,973	0.0
590	Hargreaves Services PLC	2,811	0.0
66,342 (1)	Hays PLC	149,709	0.1
25,683	Hikma Pharmaceuticals PLC	865,491	0.5
26,864	IG Group Holdings PLC	339,854	0.2
24,735	IMI PLC	543,540	0.3
34,487	Impact Healthcare Reit PLC	53,248	0.0
89,261 (1)	Indivior PLC	188,115	0.1
12,936	Intermediate Capital Group PLC	390,534	0.2
57,191 (1)	International Personal Finance PLC	100,783	0.1
46,449	Investec PLC – INVP – GBP	186,906	0.1
350	Judges Scientific PLC	27,811	0.0
91,872 (1)	Just Group PLC	138,123	0.1

See Accompanying Notes to Financial Statements

Voya Multi-Manager	PORTFOLIO OF INVESTMENTS
International Small Cap Fund	as of April 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United Kingdom (continued)
110,275	LondonMetric Property PLC	$343,599	0.2
24,278	Macfarlane Group PLC	38,894	0.0
1,826	Mattioli Woods PLC	19,040	0.0
62,676	Mcbride PLC	81,365	0.1
43,404	Micro Focus International PLC	309,592	0.2
295	Moneysupermarket.com Group PLC	1,113	0.0
5,425	Morgan Sindall PLC	172,495	0.1
4,385 (1)	Motorpoint group PLC	15,745	0.0
67,473	Ninety One PLC	227,740	0.1
18,017 (1)	Norcros PLC	73,154	0.1
13,291	Numis Corp. PLC	69,934	0.1
60,727	OSB Group PLC	402,085	0.2
6,273	Oxford Instruments Plc	188,503	0.1
30,578	Oxford Metrics PLC	39,696	0.0
40,963 (1)	Pagegroup PLC	316,939	0.2
149,648	Pan African Resources PLC	37,769	0.0
9,945	PayPoint PLC	82,407	0.1
50,381	Pets at Home Group Plc	309,166	0.2
5,533 (1)	Playtech Ltd.	35,547	0.0
9,185	Polar Capital Holdings PLC	97,293	0.1
57,398	QinetiQ PLC	263,094	0.1
3,674	Rathbone Brothers PLC	85,896	0.0
39,869 (1)	Reach PLC	121,134	0.1
51,949	Redrow PLC	495,869	0.3
1,190	Renishaw PLC	102,748	0.1
2,983	Robert Walters PLC	27,808	0.0
68,681 (1)	Royal Mail PLC	470,544	0.3
24,820 (1)	RPS Group PLC	30,164	0.0
39,378	Safestore Holdings PLC	463,069	0.3
192,278 (1)	Serco Group PLC	372,239	0.2
24,103	Severfield PLC	26,097	0.0
1,505	Solid State PLC	18,706	0.0
46,641 (1)	Speedy Hire PLC	49,147	0.0
92,564	Spirent Communications PLC	327,677	0.2
8,478 (1)	SThree PLC	46,985	0.0
71,747	Stock Spirits Group PLC	270,504	0.2
3,582	Stolt-Nielsen Ltd.	53,876	0.0
51,087	Synthomer PLC	358,755	0.2
34,455	Tate & Lyle PLC	381,159	0.2
3,032 (1)	Team17 Group PLC	32,452	0.0
13,201 (1)	Telit Communications PLC	36,918	0.0
8,891	Trans-Siberian Gold PLC	14,244	0.0
21,209 (1)	Travis Perkins PLC	450,379	0.3
9,478	Ultra Electronics Holdings PLC	264,796	0.1
21,185	Unite Group PLC	340,849	0.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United Kingdom (continued)
67,421 (1)	Vectura Group PLC	$104,843	0.1
23,765 (1)	Wickes Group PLC	82,035	0.1
3,585	YouGov PLC	52,481	0.0
		17,174,823	9.8
	United States: 0.6%
4,598	Manchester United PLC – Class A	81,522	0.1
7,362 (1)	Nova Measuring Instruments Ltd.	694,752	0.4
19,288 (1)	Viemed Healthcare, Inc.	193,955	0.1
		970,229	0.6
	Total Common Stock
	(Cost $130,170,036)	169,267,276	96.3
EXCHANGE-TRADED FUNDS: 1.1%
38,216	Vanguard FTSE Developed Markets ETF	1,934,112	1.1
	Total Exchange-Traded Funds
	(Cost $1,893,198)	1,934,112	1.1
PREFERRED STOCK: 1.5%
	Brazil: 0.4%
181,700	Usinas Siderurgicas de Minas Gerais SA Usiminas	751,278	0.4

	Denmark: 0.1%
575	Brodrene A&O Johansen A/S	87,413	0.1

	Germany: 1.0%
7,874	Draegerwerk AG & Co. KGaA	735,078	0.4
856	Einhell Germany AG	130,185	0.1
7,218	Jungheinrich AG	377,615	0.2
159	KSB SE & Co. KGaA	61,362	0.1
39,645	Schaeffler AG	357,339	0.2
116	STO AG	22,007	0.0
1,593	Villeroy & Boch AG	33,899	0.0
		1,717,485	1.0

	South Africa: 0.0%
776	Absa Bank Ltd.	34,250	0.0
	Total Preferred Stock
	(Cost $1,702,375)	2,590,426	1.5
RIGHTS: 0.0%
	Netherlands: 0.0%
4,718 (1)	Euronext NV	55,304	0.0
	Total Rights
	(Cost $—)	55,304	0.0

See Accompanying Notes to Financial Statements

Voya Multi-Manager	PORTFOLIO OF INVESTMENTS
International Small Cap Fund	as of April 30, 2021 (Unaudited) (continued)

Shares	Value	Percentage of Net Assets
RIGHTS: 0.0%
	Netherlands (continued)
Total Long-Term Investments
(Cost $133,765,609)	$173,847,118	98.9
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.4%
	Repurchase Agreements: 0.6%
132,071 (5)	Bank of America Inc., Repurchase Agreement dated 04/30/21, 0.00%, due 05/03/21 (Repurchase Amount $132,071, collateralized by various U.S. Government Securities, 0.000%, Market Value plus accrued interest $134,712, due 08/15/34-08/15/48)	132,071	0.1
1,000,000 (5)	RBC Dominion Securities Inc., Repurchase Agreement dated 04/30/21, 0.01%, due 05/03/21 (Repurchase Amount $1,000,001, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,020,000, due 06/01/21-12/15/60)	1,000,000	0.5
	Total Repurchase Agreements
	(Cost $1,132,071)	1,132,071	0.6
Shares			Value	Percentage of Net Assets
		Mutual Funds: 0.8%
1,401,339	(6)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030%
		(Cost $1,401,339)	1,401,339	0.8
		Total Short-Term Investments
		(Cost $2,533,410)	2,533,410	1.4
		Total Investments in Securities (Cost $136,299,019)	$176,380,528	100.3
		Liabilities in Excess of Other Assets	(507,162)	(0.3)
		Net Assets	$175,873,366	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

ADR
American Depositary Receipt

(1)
Non-income producing security.

(2)
Security, or a portion of the security, is on loan.

(3)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(4)
For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(5)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(6)
Rate shown is the 7-day yield as of April 30, 2021.

Geographic Diversification as of April 30, 2021
(as a percentage of net assets)
Japan	16.3%
Canada	11.3%
United Kingdom	9.8%
Australia	7.4%
Germany	6.8%
Switzerland	5.8%
South Korea	5.6%
France	5.6%
Sweden	4.3%
Netherlands	3.4%
Countries between 0.0% – 2.5%^	21.5%
Assets in Excess of Other Liabilities*	2.2%
Net Assets	100.0%

^
Includes 30 countries, which each represents 0.0% – 2.5% of net assets.

*
Includes short-term investments and exchange-traded funds.

Sector Diversification	Percentage of Net Assets
Industrials	20.3%
Information Technology	15.8
Consumer Discretionary	14.9
Materials	13.0
Health Care	9.4
Financials	6.8
Real Estate	6.4
Communication Services	5.3
Consumer Staples	2.4
Energy	2.4
Utilities	1.1
Exchange-Traded Funds	1.1
Rights	0.0
Short-Term Investments	1.4
Liabilities in Excess of Other Assets	(0.3)
Net Assets	100.0%

See Accompanying Notes to Financial Statements

Voya Multi-Manager	PORTFOLIO OF INVESTMENTS
International Small Cap Fund	as of April 30, 2021 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of April 30, 2021 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at April 30, 2021
Asset Table
Investments, at fair value
Common Stock
Australia	$59,820	$13,033,199	$—	$13,093,019
Austria	169,532	578,301	—	747,833
Belgium	42,137	228,357	—	270,494
Canada	19,815,706	—	—	19,815,706
China	416,041	3,147,672	—	3,563,713
Denmark	191,168	2,295,931	—	2,487,099
Finland	470,356	2,192,955	—	2,663,311
France	1,273,271	8,518,625	—	9,791,896
Germany	1,064,266	9,089,661	—	10,153,927
Greece	—	69,220	—	69,220
Hong Kong	443,388	3,137,943	—	3,581,331
India	137,063	233,108	—	370,171
Ireland	869,306	459,565	—	1,328,871
Israel	1,892,145	268,659	—	2,160,804
Italy	130,382	3,495,710	—	3,626,092
Japan	468,891	28,169,685	—	28,638,576
Liechtenstein	—	51,287	—	51,287
Luxembourg	—	405,321	—	405,321
Malaysia	35,669	168,301	—	203,970
Malta	93,973	1,929,676	—	2,023,649
Mexico	16,858	—	—	16,858
Monaco	279,832	—	—	279,832
Netherlands	345,714	5,565,193	—	5,910,907
New Zealand	—	351,383	—	351,383
Norway	68,797	385,645	—	454,442
Philippines	38,434	—	—	38,434
Poland	134,644	—	—	134,644
Portugal	—	112,195	—	112,195
Singapore	86,770	2,415,840	—	2,502,610
South Africa	303,604	14,761	—	318,365
South Korea	134,403	9,763,807	—	9,898,210
Spain	1,154,999	2,608,802	—	3,763,801
Sweden	948,499	6,585,843	—	7,534,342
Switzerland	132,767	10,149,705	—	10,282,472
Taiwan	143,474	4,226,799	—	4,370,273
Thailand	—	107,082	—	107,082
Turkey	84	—	—	84
United Kingdom	3,935,971	13,238,852	—	17,174,823
United States	970,229	—	—	970,229
Total Common Stock	36,268,193	132,999,083	—	169,267,276
Exchange-Traded Funds	1,934,112	—	—	1,934,112
Preferred Stock	1,768,059	822,367	—	2,590,426
Rights	55,304	—	—	55,304
Short-Term Investments	1,401,339	1,132,071	—	2,533,410
Total Investments, at fair value	$41,427,007	$134,953,521	$—	$176,380,528
See Accompanying Notes to Financial Statements

Voya Multi-Manager	PORTFOLIO OF INVESTMENTS
International Small Cap Fund	as of April 30, 2021 (Unaudited) (continued)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

#
The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.

The effect of derivative instruments on the Fund’s Statement of Operations for the period ended April 30, 2021 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts
Foreign exchange contracts	$(1,811)
Total	$(1,811)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts
Foreign exchange contracts	$11
Total	$11
At April 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $137,872,669.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$44,661,780
Gross Unrealized Depreciation	(5,835,493)
Net Unrealized Appreciation	$38,826,287
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Russia Fund	as of April 30, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 92.2%
	Communication Services: 9.3%
35,800 (1)	Mail.ru Group Ltd. GDR	$799,610	1.1
305,000	Mobile TeleSystems PJSC ADR	2,583,350	3.4
54,600 (1)	Yandex NV	3,579,030	4.8
		6,961,990	9.3

	Consumer Staples: 5.7%
19,500	Magnit OJSC	1,325,271	1.8
95,500	X5 Retail Group N.V. – FIVEL GDR	2,931,675	3.9
		4,256,946	5.7

	Energy: 26.0%
2,000,000	Gazprom PJSC	6,097,739	8.2
40,000	Lukoil PJSC ADR	3,089,600	4.1
36,000	Lukoil PJSC	2,776,125	3.7
12,450	Novatek PJSC GDR	2,242,051	3.0
115,000	Novatek PJSC	2,074,121	2.8
1,350,000 (1)	Sovcomflot OAO	1,593,898	2.1
237,000	Tatneft PJSC	1,595,064	2.1
		19,468,598	26.0

	Financials: 12.0%
247,500	Halyk Savings Bank of Kazakhstan JSC GDR	3,545,740	4.7
1,050,000	Sberbank of Russia PJSC	4,148,272	5.6
80,000	Sberbank PAO ADR	1,261,600	1.7
		8,955,612	12.0

	Industrials: 2.5%
2,200,000 (1)	Aeroflot PJSC	1,875,603	2.5

	Information Technology: 10.6%
13,450 (1)	EPAM Systems, Inc.	6,156,738	8.2
125,000 (1)	Grid Dynamics Holdings, Inc.	1,801,250	2.4
		7,957,988	10.6

	Materials: 24.5%
1,655,000	Alrosa PJSC	2,390,759	3.2
405,000	Kinross Gold Corp.	2,850,140	3.8
21,300	MMC Norilsk Nickel OJSC	7,266,724	9.7
65,000	PhosAgro OJSC GDR	1,194,050	1.6
36,100	PhosAgro PJSC	2,096,165	2.8
125,000	Polymetal International PLC	2,581,077	3.4
		18,378,915	24.5

	Utilities: 1.6%
111,500,000	RusHydro JSC	1,215,067	1.6
	Total Common Stock
	(Cost $46,253,311)	69,070,719	92.2
Shares		Value	Percentage of Net Assets
PREFERRED STOCK: 7.4%
	Energy: 6.1%
2,700,000	Surgutneftegas	$1,538,048	2.1
270,000	Tatneft	1,674,743	2.2
700	Transneft PJSC (Russia)	1,318,708	1.8
		4,531,499	6.1

	Financials: 1.3%
260,000	Sberbank of Russia	979,050	1.3
	Total Preferred Stock
	(Cost $4,403,308)	5,510,549	7.4
	Total Long-Term Investments
	(Cost $50,656,619)	74,581,268	99.6
SHORT-TERM INVESTMENTS: 0.1%
	Mutual Funds: 0.1%
112,201 (2)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030%
	(Cost $112,201)	112,201	0.1
	Total Short-Term Investments
	(Cost $112,201)	112,201	0.1
	Total Investments in Securities (Cost $50,768,820)	$74,693,469	99.7
	Assets in Excess of Other Liabilities	199,182	0.3
	Net Assets	$74,892,651	100.0

ADR
American Depositary Receipt

GDR
Global Depositary Receipt

(1)
Non-income producing security.

(2)
Rate shown is the 7-day yield as of April 30, 2021.

Sector Diversification as of April 30, 2021
(as a percentage of net assets)
Energy	32.1%
Materials	24.5%
Financials	13.3%
Information Technology	10.6%
Communication Services	9.3%
Consumer Staples	5.7%
Industrials	2.5%
Utilities	1.6%
Assets in Excess of Other Liabilities*	0.4%
Net Assets	100.0%

*
Includes short-term investments.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Russia Fund	as of April 30, 2021 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of April 30, 2021 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at April 30, 2021
Asset Table
Investments, at fair value
Common Stock
Communication Services	$6,162,380	$799,610	$—	$6,961,990
Consumer Staples	—	4,256,946	—	4,256,946
Energy	3,089,600	16,378,998	—	19,468,598
Financials	1,261,600	7,694,012	—	8,955,612
Industrials	—	1,875,603	—	1,875,603
Information Technology	7,957,988	—	—	7,957,988
Materials	4,044,190	14,334,725	—	18,378,915
Utilities	—	1,215,067	—	1,215,067
Total Common Stock	22,515,758	46,554,961	—	69,070,719
Preferred Stock	—	5,510,549	—	5,510,549
Short-Term Investments	112,201	—	—	112,201
Total Investments, at fair value	$22,627,959	$52,065,510	$—	$74,693,469

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

#
The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.

At April 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $51,093,970.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$24,478,391
Gross Unrealized Depreciation	(875,495)
Net Unrealized Appreciation	$23,602,896
See Accompanying Notes to Financial Statements

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited)

BOARD CONSIDERATION AND APPROVAL OF INVESTMENT MANAGEMENT CONTRACTS AND SUB-ADVISORY CONTRACTS
At a meeting held on November 19, 2020, the Board of Trustees (“Board”) of Voya Mutual Funds (the “Trust”), including a majority of the Board members who have no direct or indirect interest in the management and sub-advisory contracts, and who are not “interested persons” of Voya Global Bond Fund, Voya Global High Dividend Low Volatility Fund, Voya Global Perspectives® Fund, Voya Multi-Manager International Small Cap Fund, and Voya Russia Fund (the “Russia Fund”), each a series of the Trust (the “Funds”), as such term is defined under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and approved the renewal of the investment management contracts (the “Management Contracts”) between Voya Investments, LLC (the “Manager”) and the Trust, on behalf of the Funds, and the sub-advisory contracts (the “Sub-Advisory Contracts,” and together with the Management Contracts, the “Contracts”) with Acadian Asset Management LLC, NNIP Advisors B.V. (“NNIP”), Victory Capital Management Inc., and Voya Investment Management Co. LLC (“Voya IM”), the respective sub-advisers to each Fund (the “Sub-Advisers”) for an additional one year period ending November 30, 2021.
To pursue the Russia Fund’s investment objective, the Manager may, at its discretion, allocate all or a portion of the Fund’s assets to either NNIP or Voya IM to manage, and may change the allocation of the Fund’s assets between the Sub-Advisers. At the time that the Board made the determination to renew the Sub-Advisory Contracts, the Manager had not allocated any assets of the Russia Fund to Voya IM. If such allocation is made in the future, NNIP and Voya IM would each make investment decisions for the assets allocated to it and would each be paid a sub-advisory fee rate based on the portion of the Russia Fund’s average daily net assets.
In addition to the Board meeting on November 19, 2020, the Independent Trustees also held meetings outside the presence of personnel representing the Manager or Sub-Advisers (collectively, such persons are referred to herein as “management”) on October 8, 2020, and November 17, 2020. At those meetings the Board reviewed and considered materials related to the proposed continuance of the Contracts that they had requested and believed to be relevant to the renewal of the Contracts in light of their own business judgment and the legal advice furnished to them by K&L Gates LLP, their independent legal counsel. The Board also considered information furnished to it throughout the year at meetings of the Board and its committees, including information regarding performance, expenses, and other matters. While the Board considered the renewal of the management contracts and sub-advisory contracts for all of the applicable investment companies in the Voya family of funds at the same meetings, the Board considered each Voya fund’s investment management and sub-advisory relationships separately.
The Board has established a Contracts Committee and Investment Review Committees (the “IRCs”), each of which includes only Independent Trustees as members. The Contracts Committee meets several times throughout the year to provide oversight with respect to the management and sub-advisory contracts approval and renewal process for the Voya funds, among other functions, and each IRC meets several times throughout the year with respect to each Voya fund that is assigned to that IRC to provide oversight regarding the investment performance of the sub-advisers, as well as the Manager’s role in monitoring the sub-advisers.
The Contracts Committee oversees, and annually recommends Board approval of updates to, a methodology guide for the Voya funds (“Methodology Guide”), which sets out a framework pursuant to which the Independent Trustees request, and management provides, certain information that the Independent Trustees deem to be important or potentially relevant. The Independent Trustees retain the services of an independent consultant with experience in the mutual fund industry to assist the Contracts Committee in developing and recommending to the Board: (1) a selected peer group of investment companies for each Fund (“Selected Peer Group”) based on that Fund’s particular attributes, such as fund type and size, fund category (as determined by Morningstar, Inc., an independent provider of mutual fund data (“Morningstar”)), sales channels and structure and the Fund share class being compared to the Selected Peer Group; and (2) updates to the Methodology Guide with respect to the content and format of various data prepared in connection with the renewal process, including, but not limited to, investment performance, fee structure, and expense information. In addition, the Independent Trustees periodically have retained an independent firm to test and verify the accuracy of certain information presented to the Board for a representative sample of the Voya funds.
The Manager or a Sub-Adviser may not have been able to, or opted not to, provide information in response to certain information requests, in which case the Board conducted its evaluation of the firm based on information that was provided. In such cases, the Board determined that the omission of any such information was not material to its considerations. Additionally, the Board considered the

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

impact of significant market volatility that occurred during and after the period for which information was requested in conducting its evaluation of the Manager and a Sub-Adviser.
Provided below is an overview of certain material factors that the Board considered at its meetings regarding the renewal of the Contracts and the compensation to be paid thereunder. The Board members did not identify any particular information or factor that was most relevant to its consideration, and each Board member may have accorded different weight to the various factors in reaching his or her conclusions with respect to each Fund’s investment management and sub-advisory arrangements.
Nature, Extent and Quality of Services
The Manager oversees, subject to the authority of the Board, and is responsible for the provision of, all investment advisory and portfolio management services for the Funds, but may delegate certain of these responsibilities to one or more sub-advisers. In addition, the Manager provides administrative services reasonably necessary for the operation of the Funds as set forth in the Management Contracts, including oversight of the Funds’ operations and risk management and the oversight of their various other service providers.
The Board considered the “manager-of-managers” platform of the Voya funds that has been developed by the Manager pursuant to which the Manager selects, subject to the Board’s approval, sub-advisers to provide day-to-day management services to all or a portion of each Voya fund. The Board recognized that the Manager is responsible for monitoring the investment program, performance, developments, ongoing operations, and compliance with applicable regulations and investment policies and restrictions of the Sub-Advisers with respect to the Funds under this manager-of-managers arrangement. The Board also considered the techniques and resources that the Manager has developed to provide this ongoing oversight and due diligence with respect to the sub-advisers and to advocate or recommend, when it believes appropriate, changes in investment strategies or investment sub-advisers designed to assist in improving a Voya fund’s performance. In connection with the Manager’s performance of these duties, the Board considered that the Manager has developed an oversight process formulated by its Manager Research & Selection Group which reviews, among other matters, performance data, each Sub-Adviser’s management team, portfolio data and attribution analysis related to each Sub-Adviser through various means, including, but not limited to, in-person meetings, on-site or virtual visits, and telephonic meetings with the Sub-Adviser.
Further, the Board considered periodic compliance reports it receives from the Trust’s Chief Compliance Officer evaluating whether the regulatory compliance systems and procedures of the Manager and Sub-Advisers are reasonably designed to ensure compliance with the federal securities laws and whether the investment policies and restrictions for each Fund are consistently complied with, and other periodic reports covering related matters.
The Board considered the portfolio management team assigned by the Sub-Advisers to the Funds and the level of resources committed to the Funds (and other relevant funds in the Voya funds) by the Manager and the Sub-Advisers, and whether those resources are sufficient to provide high-quality services to the Funds.
Based on their deliberations and the materials presented to them, the Board concluded that the nature, extent and quality of the overall services provided by the Manager and [each/the] Sub-Adviser under the Contracts were appropriate.
Fund Performance
In assessing the investment management and sub-advisory relationships, the Board placed emphasis on the investment returns of each Fund, including its investment performance over certain time periods compared to the Fund’s Morningstar category and primary benchmark, a broad-based securities market index identified in the Fund’s prospectus. In addition, the Board considered the investment performance of Voya Global Bond Fund and Voya Global High Dividend Low Volatility Fund compared to an additional performance peer group that is approved by the Funds’ IRC due to the unique investment structure or strategy of each Fund. With respect to Voya Multi-Manager International Small Cap Fund, the Board also reviewed the performance of the Fund assets allocated by the Manager to each Sub-Adviser. The Board also considered information from the Manager Research & Selection Group and received reports summarizing a separate analysis of each Fund’s performance and risk, including risk-adjusted investment return information, from the Trust’s Chief Investment Risk Officer.
Economies of Scale
When evaluating the reasonableness of the management fee schedules, the Board considered whether economies of scale have been or likely will be realized by the Manager and the Sub-Advisers as a Fund grows larger and the extent to which any such economies are shared with the Fund. In this regard, the Board noted any breakpoints in management fee schedules that will result in a lower management fee rate when a Fund achieves sufficient

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

asset levels to receive a breakpoint discount. The Board also considered that, while some of the Funds do not have management fee breakpoints, they have fee waiver and expense reimbursement arrangements. The Board considered the extent to which economies of scale realized by the Manager or the Sub-Advisers could be shared with each Fund through such fee waivers, expense reimbursements or other expense reductions. The Board also considered the impact of fee waiver and expense reimbursement arrangements in instances where a share class of a Fund is operating such that its expense ratio is below the expense limit applicable to that share class. In evaluating these matters, the Board also considered periodic management reports, Selected Peer Group comparisons, and industry information regarding economies of scale. In the case of sub-advisory fees, the Board considered that breakpoints, if any, would inure to the benefit of the Manager.
Information Regarding Services, Performance, and Fee Schedules Offered to Other Clients
The Board considered comparative information regarding the nature of services, performance, and fee schedules offered by the Manager and Sub-Advisers to other clients with similar investment objectives, if applicable, including other registered investment companies and relevant institutional accounts. When the fee schedules offered to or the performance of such other clients differed materially from a Fund, the Board took into account the underlying rationale provided by the Manager or Sub-Advisers, as applicable, for these differences. For the non-Voya-affiliated Sub-Advisers, the Board viewed the information related to any material differences in the fee schedules as not being a key factor in its deliberations because of the arm’s-length nature of negotiations between the Manager and non-Voya-affiliated Sub-Advisers with respect to sub-advisory fee schedules and that the Manager is responsible for paying the fees of the Sub-Advisers.
Fee Schedules, Profitability, and Fall-out Benefits
The Board reviewed and considered the contractual management fee schedule and net management fee rate payable by each Fund to the Manager compared to the Fund’s Selected Peer Group. The Board also considered the compensation payable by the Manager to each Sub-Adviser for sub-advisory services for each Fund, including the portion of the contractual and net management fee rates that are paid to each Sub-Adviser, as compared to the compensation paid to the Manager. In addition, the Board considered any fee waivers, expense limitations, and/or recoupment arrangements that apply to the fees payable by the Funds, including whether the Manager intends to propose any changes thereto. The
Board also considered the extent to which the Manager currently waives management fees and/or reimburses a Fund for other Fund-level expenses at different rates for different share classes (“Differential Fee Waiver”), including the basis for the Manager’s determination that any Differential Fee Waiver does not and will not result in any cross-subsidization by one share class of another share class. For each Fund, the Board separately determined that the fees payable to the Manager and the fee schedule payable to each Sub-Adviser are reasonable for the services that each performs, which were considered in light of the nature, extent and quality of the services that each has performed and is expected to perform.
For each Fund, the Board considered information on revenues, costs and profits or losses realized by the Manager and the Voya-affiliated Sub-Adviser related to their services to the Fund. In analyzing the profitability of the Manager and its affiliated service providers in connection with services they render to a Fund, the Board took into account the sub-advisory fee rate payable by the Manager to each Sub-Adviser. The Board also considered the profitability of the Manager and its affiliated Sub-Adviser attributable to servicing each Fund both with and without taking into account the profitability of the distributor of the Funds and any revenue sharing payments made by the Manager. The Board did not request profitability data from the Sub-Advisers that are not affiliated with the Manager because the Board did not view this data as a key factor to its deliberations given the arm’s-length nature of the relationship between the Manager and these non-Voya-affiliated Sub-Advisers with respect to the negotiation of sub-advisory fee schedules. In addition, the Board noted that non-Voya-affiliated sub-advisers may not account for their profits on an account-by-account basis and those that do typically employ different methodologies in connection with these calculations.
Although the Methodology Guide establishes a framework for profit calculation, the Board recognized that there is no uniform methodology within the asset management industry for determining profitability for this purpose. The Board also recognized that the use of different reasonable methodologies can give rise to dramatically different reported profit and loss results with respect to the Manager and the Voya-affiliated Sub-Adviser, as well as other industry participants with whom the profits of the Manager and its affiliated Sub-Adviser could be compared. In addition, the Board recognized that management’s calculations regarding its costs incurred in establishing the infrastructure necessary for the Funds’ operations may not be fully reflected in the expenses allocated to each Fund in determining profitability, and that the information presented may not portray all of the costs borne by the Manager or

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

reflect all risks, including entrepreneurial, regulatory, legal and operational risks, associated with offering and managing a mutual fund complex in the current regulatory and market environment.
The Board also considered that the Manager and the Voya-affiliated Sub-Adviser are entitled to earn a reasonable level of profits for the services that they provide to the Funds. The Board also considered information regarding the potential fall-out benefits to the Manager and Sub-Advisers and their respective affiliates from their association with the Funds, including their ability to engage in soft-dollar transactions on behalf of the Funds. Following its reviews, the Board determined that the Manager’s and the Voya-affiliated Sub-Adviser’s profitability with respect to their services to the Funds and the Manager and Sub-Advisers’ potential fall-out benefits were not unreasonable.
Fund-by-Fund Analysis
Set forth below are certain of the specific factors that the Board considered at its October 7, 2020, November 17, 2020, and/or November 19, 2020 meetings in relation to approving each Fund’s Contracts and the conclusions reached by the Board. These specific factors are in addition to those considerations discussed above. In each case, the Fund’s performance was compared to its Morningstar category, as well as its primary benchmark and, in the case of Voya Global Bond Fund and Voya Global High Dividend and Low Volatility Fund, a performance peer group. The performance data provided to the Board primarily was for various periods ended March 31, 2020. In addition, the Board also considered at its October 7, 2020, November 17, 2020, and November 19, 2020 meetings certain additional data regarding each Fund’s more recent performance, asset levels and asset flows. Each Fund’s management fee rate and expense ratio were compared to the management fee rates and expense ratios of the funds in its Selected Peer Group. With respect to the quintile rankings noted below, the first quintile represents the range of funds with the highest performance or the lowest management fee rate or expense ratio, as applicable, and the fifth quintile represents the range of funds with the lowest performance or the highest management fee rate or expense ratio, as applicable.
Voya Global Bond Fund
In considering whether to approve the renewal of the Contracts for Voya Global Bond Fund, the Board considered that, based on performance data for the periods ended March 31, 2020: (1) the Fund is ranked in the second quintile of its Morningstar category for the five-year and ten-year periods, the third quintile for the one-
year and three-year periods, and the fourth quintile for the year-to-date period; and (2) the Fund underperformed its primary benchmark for all periods presented. In analyzing this performance data, the Board took into account that the Fund underperformed its performance peer group average for all periods presented, with the exception of the five-year period, during which it outperformed.
In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under a Management Contract with a level fee rate that does not include breakpoints; and (2) the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the net management fee rate for the Fund is ranked in the second quintile of net management fee rates of the funds in its Selected Peer Group; (b) the contractual management fee rate for the Fund is ranked in the first quintile of contractual management fee rates of the funds in its Selected Peer Group; and (c) the net expense ratio for the Fund is ranked in the second quintile of net expense ratios of the funds in its Selected Peer Group.
After its deliberation, the Board reached the following conclusions: (1) the Fund’s management fee rate is reasonable in the context of all factors considered by the Board; (2) the Fund’s net expense ratio is reasonable in the context of all factors considered by the Board; (3) the Fund’s performance is reasonable in the context of all factors considered by the Board; and (4) the sub-advisory fee rate payable by the Manager to the Sub-Adviser is reasonable in the context of all factors considered by the Board. Based on these conclusions and other factors, the Board voted to renew the Contracts for the Fund for the year ending November 30, 2021. During this renewal process, different Board members may have given different weight to different individual factors and related conclusions.
Voya Global High Dividend Low Volatility Fund
In considering whether to approve the renewal of the Contracts for Voya Global High Dividend Low Volatility Fund, the Board considered that, based on performance data for the periods ended March 31, 2020: (1) the Fund is ranked in the fourth quintile of its Morningstar category for the year-to-date, one-year, three-year and five-year periods, and the fifth quintile for the ten-year period; and (2) the Fund underperformed its primary benchmark for all periods presented. In analyzing this performance data, the Board took into account: (1) that the Fund outperformed its performance peer group average for all periods presented, with the exception of the ten-year period, during which it

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

underperformed; and (2) the impact of security selection on the Fund’s performance.
In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under a Management Contract with a level fee rate that does not include breakpoints; and (2) the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the net management fee rate for the Fund is ranked in the first quintile of net management fee rates of the funds in its Selected Peer Group; (b) the contractual management fee rate for the Fund is ranked in the first quintile of contractual management fee rates of the funds in its Selected Peer Group; and (c) the net expense ratio for the Fund is ranked in the first quintile of net expense ratios of the funds in its Selected Peer Group.
After its deliberation, the Board reached the following conclusions: (1) the Fund’s management fee rate is reasonable in the context of all factors considered by the Board; (2) the Fund’s net expense ratio is reasonable in the context of all factors considered by the Board; (3) the Fund’s performance is reasonable in the context of all factors considered by the Board; and (4) the sub-advisory fee rate payable by the Manager to the Sub-Adviser is reasonable in the context of all factors considered by the Board. Based on these conclusions and other factors, the Board voted to renew the Contracts for the Fund for the year ending November 30, 2021. During this renewal process, different Board members may have given different weight to different individual factors and related conclusions.
Voya Global Perspectives® Fund
In considering whether to approve the renewal of the Contracts for Voya Global Perspectives® Fund, the Board considered that, based on performance data for the periods ended March 31, 2020: (1) the Fund is ranked in the first quintile of its Morningstar category for all periods presented; and (2) the Fund outperformed its primary benchmark for the year-to-date and one-year periods and underperformed for the three-year and five-year periods.
In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under a Management Contract with a level fee rate that does not include breakpoints; and (2) the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the net management fee rate for the Fund is ranked in the first quintile of net management fee rates of the funds in its Selected Peer Group; (b) the contractual management fee rate for the Fund is ranked in the third quintile of contractual management fee rates of the funds in its Selected Peer Group; and (c) the all-in net expense ratio for the Fund, inclusive of Acquired Fund Fees and Expenses (“AFFE”), is ranked in the fourth quintile of all-in net expense ratios of the funds in its Selected Peer Group, and the net expense ratio for the Fund, not inclusive of AFFE, is above the median of net expense ratios of the funds in its Selected Peer Group. In analyzing this fee data, the Board took into account: (1) that the Fund indirectly bears the fees payable by the underlying funds in which the Fund invests; and (2) management’s representations regarding its belief that the Fund’s pricing is competitive.
After its deliberation, the Board reached the following conclusions: (1) the Fund’s management fee rate is reasonable in the context of all factors considered by the Board; (2) the Fund’s net expense ratio is reasonable in the context of all factors considered by the Board; (3) the Fund’s performance is reasonable in the context of all factors considered by the Board; and (4) the sub-advisory fee rate payable by the Manager to the Sub-Adviser is reasonable in the context of all factors considered by the Board. Based on these conclusions and other factors, the Board voted to renew the Contracts for the Fund for the year ending November 30, 2021. During this renewal process, different Board members may have given different weight to different individual factors and related conclusions.
Voya Multi-Manager International Small Cap Fund
In considering whether to approve the renewal of the Contracts for Voya Multi-Manager International Small Cap Fund, the Board considered that, based on performance data for the periods ended March 31, 2020: (1) the Fund is ranked in the second quintile of its Morningstar category for all periods presented; and (2) the Fund outperformed its primary benchmark for the year-to-date and one-year periods and underperformed for the three-year, five-year and ten-year periods.
In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under a Management Contract with a breakpoint fee schedule where the asset level necessary to achieve a breakpoint discount had not been reached by the Fund; and (2) the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the net management fee rate for the Fund is ranked in the third quintile of net management fee rates of the funds

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

in its Selected Peer Group; (b) the contractual management fee rate for the Fund is ranked in the third quintile of contractual management fee rates of the funds in its Selected Peer Group; and (c) the net expense ratio for the Fund is ranked in the fourth quintile of net expense ratios of the funds in its Selected Peer Group. In analyzing this fee data, the Board took into account management’s representations regarding the competitiveness of the Fund’s management fee rate and net expense ratio.
After its deliberation, the Board reached the following conclusions: (1) the Fund’s management fee rate is reasonable in the context of all factors considered by the Board; (2) the Fund’s net expense ratio is reasonable in the context of all factors considered by the Board; (3) the Fund’s performance is reasonable in the context of all factors considered by the Board; and (4) the sub-advisory fee rate payable by the Manager to each Sub-Adviser is reasonable in the context of all factors considered by the Board. Based on these conclusions and other factors, the Board voted to renew the Contracts for the Fund for the year ending November 30, 2021. During this renewal process, different Board members may have given different weight to different individual factors and related conclusions.
Voya Russia Fund
In considering whether to approve the renewal of the Contracts for Voya Russia Fund, the Board considered that, based on performance data for the periods ended March 31, 2020, the Fund underperformed its primary benchmark for all periods presented. In analyzing this performance data, the Board took into account: (1) that the Fund falls within a category for which Morningstar does not provide rankings, percentiles or a category average; (2) management’s representation regarding the impact of security selection on the Fund’s performance; (3) the uniqueness of the Fund’s investment strategy; (4) management’s confidence in the Sub-Adviser’s ability to execute the Fund’s investment strategy; and (5) management’s expectation that the Fund’s performance will improve.
In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under a Management Contract with a level fee rate that does not include breakpoints; and (2) the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the net management fee rate for the Fund is ranked in the fifth quintile of net management fee rates of the funds in its Selected Peer Group; (b) the contractual management fee rate for the Fund is ranked in the fifth quintile of contractual management fee rates of the funds in its Selected Peer Group; and (c) the net expense ratio for the Fund is ranked in the fifth quintile of net expense ratios of the funds in its Selected Peer Group. In analyzing this fee data, the Board took into account: (1) management’s representation that the Fund’s focus of investing at least 80% of its net assets in equity securities of Russian companies distinguish it from other Selected Peer Group funds; and (2) management’s view that the Fund’s fees are reasonable and competitive in light of its unique investment mandate.
After its deliberation, the Board reached the following conclusions: (1) the Fund’s management fee rate is reasonable in the context of all factors considered by the Board; (2) the Fund’s net expense ratio is reasonable in the context of all factors considered by the Board; (3) the Fund’s performance is reasonable in the context of all factors considered by the Board; and (4) the sub-advisory fee rate payable by the Manager to each Sub-Adviser is reasonable in the context of all factors considered by the Board. Based on these conclusions and other factors, the Board voted to renew the Contracts for the Fund for the year ending November 30, 2021. During this renewal process, different Board members may have given different weight to different individual factors and related conclusions.

Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809
Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund. Check with your investment professional to determine which funds are available for sale within their firm. Not all funds are available for sale at all firms.
RETIREMENT | INVESTMENTS | INSURANCE
voyainvestments.com
167703         (0421-062221)

Semi-Annual Report
April 30, 2021
Classes A, C, I, P, P3, R, R6, and W
■
Voya International High Dividend Low Volatility Fund

■
Voya Multi-Manager Emerging Markets Equity Fund

■
Voya Multi-Manager International Equity Fund

■
Voya Multi-Manager International Factors Fund

As permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of each fund’s annual and semi-annual shareholder reports, like this annual report, will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Voya funds’ website (www.voyainvestments.com/literature), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you need not take any action. You may elect to receive shareholder reports and other communications from each fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-992-0180 or by sending an e-mail request to Voyaim_literature@voya.com.
You may elect to receive all future reports in paper free of charge. If you received this document in the mail, please follow the instructions to elect to continue receiving paper copies of your shareholder reports. If you received this document through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with us, you can call 1-800-992-0180 or send an email request to Voyaim_literature@voya.com to let each fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the Voya funds complex if you invest directly with the funds.
This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.
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PROXY VOTING INFORMATION
A description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Funds’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Funds voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Funds’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Fund’s complete schedule of portfolio holdings is available at: www.voyainvestments.com and without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

Embracing Good News, with Awareness of Uncertainty
Dear Shareholder,
Over the one-year period covered in this report, the financial markets have shown remarkable strength despite the coronavirus pandemic, thanks largely to massive U.S. government spending. Vaccinations are accelerating, economic mobility and activity are broadening and government support is unflagging. Positive data continues to roll in and in our view, the outlook for 2021 economic growth continues to improve. Significant savings built up during the pandemic, coupled with massive fiscal stimulus and more coming, have ignited a consumption boom that we believe is in the early innings. Underscoring this point, reported first-quarter corporate earnings to date have greatly exceeded forecasts.
It is our opinion that the global economy should also experience higher than normal growth, but the global recovery is likely to be uneven as vaccination progress varies considerably across countries and infections rise in certain areas, most notably India. Nevertheless, we believe the overall trajectory is up, which is a positive for stocks. It would not surprise us to see inflation continue to rise, but we believe sizable increases will be transitory. In our view, global interest rates appear likely to go higher; we expect the U.S. 10-year Treasury yield to move toward 2%, but with ups and downs along the way.
While the economy and financial markets are maintaining their recent strength and expected to do so over the near future, there is always the potential for an unexpected turn of events. Therefore, it bears reminding that one should invest to achieve one’s long-term goals, and not seek to beat the market today, this week, this month or this year. Keep focused on your long-term goals and don’t get distracted by short-term news, however compelling the headlines. Should your long-term goals change, discuss the situation thoroughly with your financial advisor before making any changes to your investment portfolio.
Regardless of events, at Voya we remain well prepared for and fully committed to serving our clients without disruption. We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.
Sincerely,
Dina Santoro
President
Voya Family of Funds
May 12, 2021
The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice. International investing does pose special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.
For more complete information, or to obtain a prospectus for any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. A prospectus should be read carefully before investing. Consider a fund’s investment objectives, risks, charges and expenses carefully before investing. A prospectus contains this information and other information about a fund. Check with your financial advisor to determine which Voya mutual funds are available for sale within their firm. Not all funds are available for sale at all firms.

1

shareholder expense example (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2020 to April 30, 2021. Each Fund’s expenses are shown without the imposition of any sales charges or fees. Expenses would have been higher if such charges were included.
Actual Expenses
The left section of the table shown below, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Fund Return				Hypothetical (5% return before expenses)
	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Annualized Expense Ratio	Expenses Paid During the Period Ended April 30, 2021*	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Annualized Expense Ratio	Expenses Paid During the Period Ended April 30, 2021*
Voya International High Dividend Low Volatility Fund
Class A	$1,000.00	$1,232.40	0.90%	$4.98	$1,000.00	$1,020.33	0.90%	$4.51
Class I	1,000.00	1,233.30	0.65	3.60	1,000.00	1,021.57	0.65	3.26
Class P3	1,000.00	1,238.10	0.00	0.00	1,000.00	1,024.79	0.00	0.00
Class R6	1,000.00	1,234.50	0.62	3.44	1,000.00	1,021.72	0.62	3.11
Voya Multi-Manager Emerging Markets Equity Fund
Class A	$1,000.00	$1,225.00	1.50%	$8.28	$1,000.00	$1,017.36	1.50%	$7.50
Class C	1,000.00	1,220.90	2.25	12.39	1,000.00	1,013.64	2.25	11.23
Class I	1,000.00	1,227.20	1.15	6.35	1,000.00	1,019.09	1.15	5.76
Class P	1,000.00	1,233.40	0.15	0.83	1,000.00	1,024.05	0.15	0.75
Class P3	1,000.00	1,234.40	0.00	0.00	1,000.00	1,024.79	0.00	0.00
Class R	1,000.00	1,224.00	1.75	9.65	1,000.00	1,016.12	1.75	8.75
Class W	1,000.00	1,227.50	1.25	6.90	1,000.00	1,018.60	1.25	6.26
Voya Multi-Manager International Equity Fund
Class I	$1,000.00	$1,285.80	0.96%	$5.44	$1,000.00	$1,020.03	0.96%	$4.81
Class P	1,000.00	1,290.80	0.15	0.85	1,000.00	1,024.05	0.15	0.75
Class P3	1,000.00	1,291.40	0.00	0.00	$1,000.00	1,024.79	0.00	0.00
2

shareholder expense example (Unaudited) (continued)

	Actual Fund Return				Hypothetical (5% return before expenses)
	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Annualized Expense Ratio	Expenses Paid During the Period Ended April 30, 2021*	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Annualized Expense Ratio	Expenses Paid During the Period Ended April 30, 2021*
Voya Multi-Manager International Factors Fund
Class I	$1,000.00	$1,241.20	0.74%	$4.11	$1,000.00	$1,021.12	0.74%	$3.71
Class P	1,000.00	1,243.40	0.15	0.83	1,000.00	1,024.05	0.15	0.75
Class P3	1,000.00	1,244.20	0.00	0.00	1,000.00	1,024.79	0.00	0.00
Class W	1,000.00	1,241.20	0.74	4.11	1,000.00	1,021.12	0.74	3.71

*
Expenses are equal to each Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

3

STATEMENTS OF ASSETS AND LIABILITIES as of April 30, 2021 (Unaudited)

	Voya International High Dividend Low Volatility Fund	Voya Multi-Manager Emerging Markets Equity Fund	Voya Multi-Manager International Equity Fund	Voya Multi-Manager International Factors Fund
ASSETS:
Investments in securities at fair value+*	$10,579,810	$605,357,110	$560,579,595	$461,108,981
Short-term investments at fair value†	43,195	10,679,559	11,079,259	6,263,730
Cash	426	20,134	3,795,824	6,407
Cash collateral for futures contracts	—	236,115	—	360,677
Foreign currencies at value‡	387	1,691,846	273,273	419,068
Receivables:
Investment securities and currencies sold	—	1,739,982	13,614,098	235,190
Fund shares sold	—	9,984,405	2,307,305	19,036,007
Dividends	55,264	706,898	1,337,791	1,792,570
Interest	—	—	3,253	—
Foreign tax reclaims	10,376	9,452	1,259,150	777,694
Unrealized appreciation on forward foreign currency contracts	—	226	—	8,672
Prepaid expenses	40,690	55,973	32,404	30,814
Reimbursement due from Investment Adviser	9,349	48,336	26,004	39,833
Other assets	164	12,403	16,831	13,033
Total assets	10,739,661	630,542,439	594,324,787	490,092,676
LIABILITIES:
Payable for investment securities and currencies purchased	—	9,603,058	1,906,566	17,329,371
Payable for fund shares redeemed	—	259,383	15,637,030	496,617
Payable upon receipt of securities loaned	11,195	233,127	931,241	1,265,269
Unrealized depreciation on forward foreign currency contracts	—	13	12,941	4,603
Variation margin payable on futures contracts	—	58,250	—	69,205
Payable for investment management fees	4,427	344,866	413,380	256,913
Payable for distribution and shareholder service fees	1,117	6,043	—	—
Payable to trustees under the deferred compensation plan (Note 6)	164	12,403	16,831	13,033
Payable for trustee fees	51	2,638	3,020	2,342
Other accrued expenses and liabilities	21,208	1,012,271	120,377	252,484
Total liabilities	38,162	11,532,052	19,041,386	19,689,837
NET ASSETS	$10,701,499	$619,010,387	$575,283,401	$470,402,839
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$10,487,982	$459,335,757	$382,786,741	$388,556,596
Total distributable earnings	213,517	159,674,630	192,496,660	81,846,243
NET ASSETS	$10,701,499	$619,010,387	$575,283,401	$470,402,839
+ Including securities loaned at value	$10,530	$209,191	$911,999	$1,177,155
* Cost of investments in securities	$9,284,527	$465,070,595	$439,625,811	$393,695,793
† Cost of short-term investments	$43,195	$10,679,559	$11,079,259	$6,263,730
‡ Cost of foreign currencies	$388	$1,692,434	$273,334	$421,228
See Accompanying Notes to Financial Statements
4

STATEMENTS OF ASSETS AND LIABILITIES as of April 30, 2021 (Unaudited) (continued)

	Voya International High Dividend Low Volatility Fund	Voya Multi-Manager Emerging Markets Equity Fund	Voya Multi-Manager International Equity Fund	Voya Multi-Manager International Factors Fund
Class A
Net assets	$5,403,006	$27,452,146	n/a	n/a
Shares authorized	unlimited	unlimited	n/a	n/a
Par value	$—	$—	n/a	n/a
Shares outstanding	532,370	1,787,491	n/a	n/a
Net asset value and redemption price per share†	$10.15	$15.36	n/a	n/a
Maximum offering price per share (5.75%)(1)	$10.77	$16.30	n/a	n/a
Class C
Net assets	n/a	$590,105	n/a	n/a
Shares authorized	n/a	unlimited	n/a	n/a
Par value	n/a	$—	n/a	n/a
Shares outstanding	n/a	38,628	n/a	n/a
Net asset value and redemption price per share†	n/a	$15.28	n/a	n/a
Class I
Net assets	$5,280,562	$365,780,899	$564,291,779	$394,853,942
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$—	$—	$—	$—
Shares outstanding	519,212	23,769,783	40,286,450	36,398,017
Net asset value and redemption price per share	$10.17	$15.39	$14.01	$10.85
Class P
Net assets	n/a	$145,885,714	$4,175	$3,776
Shares authorized	n/a	unlimited	unlimited	unlimited
Par value	n/a	$—	$—	$—
Shares outstanding	n/a	9,267,021	292	343
Net asset value and redemption price per share	n/a	$15.74	$14.29	$11.01
Class P3
Net assets	$3,441	$11,210,651	$10,987,447	$8,908,845
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$—	$—	$—	$—
Shares outstanding	329	703,082	762,051	802,786
Net asset value and redemption price per share	$10.46	$15.95	$14.42	$11.10
Class R
Net assets	n/a	$54,694	n/a	n/a
Shares authorized	n/a	unlimited	n/a	n/a
Par value	n/a	$—	n/a	n/a
Shares outstanding	n/a	3,545	n/a	n/a
Net asset value and redemption price per share	n/a	$15.43	n/a	n/a
Class R6
Net assets	$14,490	n/a	n/a	n/a
Shares authorized	unlimited	n/a	n/a	n/a
Par value	$—	n/a	n/a	n/a
Shares outstanding	1,425	n/a	n/a	n/a
Net asset value and redemption price per share	$10.17	n/a	n/a	n/a
Class W
Net assets	n/a	$68,036,178	n/a	$66,636,276
Shares authorized	n/a	unlimited	n/a	unlimited
Par value	n/a	$—	n/a	$—
Shares outstanding	n/a	4,430,646	n/a	6,144,128
Net asset value and redemption price per share	n/a	$15.36	n/a	$10.85

(1)
Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $50,000 or more, the offering price is reduced.

†
Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements
5

STATEMENTS OF OPERATIONS for the six months ended April 30, 2021 (Unaudited)

	Voya International High Dividend Low Volatility Fund	Voya Multi-Manager Emerging Markets Equity Fund	Voya Multi-Manager International Equity Fund	Voya Multi-Manager International Factors Fund
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$163,915	$3,524,035	$4,802,350	$6,144,142
Interest	—	226	862	—
Securities lending income, net	18	6,803	2,135	6,508
Total investment income	163,933	3,531,064	4,805,347	6,150,650
EXPENSES:
Investment management fees	25,100	2,621,258	2,545,739	1,510,003
Distribution and shareholder service fees:
Class A	6,325	32,710	—	—
Class C	—	2,938	—	—
Class R	—	101	—	—
Transfer agent fees:
Class A	988	28,517	—	—
Class C	—	640	—	—
Class I	3,018	9,300	1,198	2,980
Class P	—	373	21	20
Class P3	19	264	333	264
Class R	—	44	—	—
Class R6	50	—	—	—
Class W	—	43,881	—	34,830
Shareholder reporting expense	724	16,035	5,430	9,050
Registration fees	36,112	50,025	23,943	31,600
Professional fees	6,063	47,642	44,345	31,940
Custody and accounting expense	11,745	335,246	221,001	127,916
Trustee fees	202	10,554	12,079	9,369
Licensing fee (Note 7)	—	19,163	—	35,295
Miscellaneous expense	5,320	10,489	14,210	10,969
Interest expense	—	2,951	1,392	6,605
Total expenses	95,666	3,232,131	2,869,691	1,810,841
Waived and reimbursed fees	(56,603)	(893,963)	(152,986)	(184,036)
Brokerage commission recapture	—	—	(665)	—
Net expenses	39,063	2,338,168	2,716,040	1,626,805
Net investment income	124,870	1,192,896	2,089,307	4,523,845
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments (net of foreign capital gains taxes withheld^)	510,763	28,824,757	76,792,596	57,141,911
Forward foreign currency contracts	—	27,766	(70,274)	29,993
Foreign currency related transactions	204	(146,512)	48,549	18,507
Futures	—	436,842	—	1,111,845
Net realized gain	510,967	29,142,853	76,770,871	58,302,256
Net change in unrealized appreciation (depreciation) on:
Investments (net of foreign capital gains taxes accrued#)	1,379,883	70,903,223	75,770,803	40,327,815
Forward foreign currency contracts	—	(281)	(12,600)	4,875
Foreign currency related transactions	274	18,561	36,224	11,904
Futures	—	(38,446)	—	323,390
Net change in unrealized appreciation (depreciation)	1,380,157	70,883,057	75,794,427	40,667,984
Net realized and unrealized gain	1,891,124	100,025,910	152,565,298	98,970,240
Increase in net assets resulting from operations	$2,015,994	$101,218,806	$154,654,605	$103,494,085
* Foreign taxes withheld	$17,796	$556,928	$587,390	$755,743
^ Foreign capital gains taxes withheld	$—	$310,354	$—	$—
# Foreign capital gains taxes accrued	$—	$766,965	$—	$—
See Accompanying Notes to Financial Statements
6

STATEMENTS OF CHANGES IN NET ASSETS

	Voya International High Dividend Low Volatility Fund		Voya Multi-Manager Emerging Markets Equity Fund
	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020
FROM OPERATIONS:
Net investment income	$124,870	$198,386	$1,192,896	$3,374,823
Net realized gain (loss)	510,967	(1,085,318)	29,142,853	13,534,912
Net change in unrealized appreciation (depreciation)	1,380,157	(275,987)	70,883,057	34,515,613
Increase (decrease) in net assets resulting from operations	2,015,994	(1,162,919)	101,218,806	51,425,348
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	(47,332)	(131,106)	(902,549)	(429,775)
Class C	—	—	(17,785)	(24,274)
Class I	(52,135)	(141,237)	(12,613,495)	(7,039,552)
Class P	—	—	(4,176,948)	(74)
Class P3	(32)	(68)	(583,065)	(226,699)
Class R	—	—	(758)	(2,316)
Class R6	(139)	(60)	—	—
Class W	—	—	(1,395,679)	(1,328,376)
Total distributions	(99,638)	(272,471)	(19,690,279)	(9,051,066)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	83,207	164,057	187,711,535	210,909,636
Reinvestment of distributions	99,638	272,471	19,649,261	9,026,543
	182,845	436,528	207,360,796	219,936,179
Cost of shares redeemed	(46,336)	(66,647)	(121,596,074)	(222,090,332)
Net increase (decrease) in net assets resulting from capital share transactions	136,509	369,881	85,764,722	(2,154,153)
Net increase (decrease) in net assets	2,052,865	(1,065,509)	167,293,249	40,220,129
NET ASSETS:
Beginning of year or period	8,648,634	9,714,143	451,717,138	411,497,009
End of year or period	$10,701,499	$8,648,634	$619,010,387	$451,717,138
See Accompanying Notes to Financial Statements
7

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Multi-Manager International Equity Fund		Voya Multi-Manager International Factors Fund
	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020
FROM OPERATIONS:
Net investment income	$2,089,307	$5,019,433	$4,523,845	$9,117,830
Net realized gain (loss)	76,770,871	21,572,524	58,302,256	(25,759,756)
Net change in unrealized appreciation (depreciation)	75,794,427	(2,975,190)	40,667,984	6,562,209
Increase (decrease) in net assets resulting from operations	154,654,605	23,616,767	103,494,085	(10,079,717)
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class I	(25,150,079)	(11,783,336)	(12,383,878)	(12,637,487)
Class P	(147)	(61)	(94)	(98)
Class P3	(1,221,660)	(322,090)	(673,192)	(486,950)
Class W	—	—	(969,663)	(1,917,357)
Total distributions	(26,371,886)	(12,105,487)	(14,026,827)	(15,041,892)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	74,998,455	156,806,253	98,890,062	163,906,481
Reinvestment of distributions	26,359,247	12,100,043	14,026,827	15,041,892
	101,357,702	168,906,296	112,916,889	178,948,373
Cost of shares redeemed	(228,273,034)	(214,101,035)	(178,887,063)	(184,897,227)
Net decrease in net assets resulting from capital share transactions	(126,915,332)	(45,194,739)	(65,970,174)	(5,948,854)
Net increase (decrease) in net assets	1,367,387	(33,683,459)	23,497,084	(31,070,463)
NET ASSETS:
Beginning of year or period	573,916,014	607,599,473	446,905,755	477,976,218
End of year or period	$575,283,401	$573,916,014	$470,402,839	$446,905,755
See Accompanying Notes to Financial Statements
8

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya International High Dividend Low Volatility Fund
Class A
04-30-21+	8.31	0.11 •	1.82	1.93	0.09	—	—	0.09	—	10.15	23.24	1.99	0.90	0.90	2.37	5,403	37
10-31-20	9.75	0.18	(1.36)	(1.18)	0.26	—	—	0.26	—	8.31	(12.22)	1.97	0.90	0.90	2.06	4,351	59
10-31-19	10.10	0.30	0.39	0.69	0.31	0.73	—	1.04	—	9.75	7.72	1.73	0.89	0.89	3.18	4,860	60
10-31-18	11.73	0.32	(1.06)	(0.74)	0.58	0.31	—	0.89	—	10.10	(6.95)	1.72	0.85	0.85	2.85	4,470	129
12-06-16(4) - 10-31-17	10.00	0.24 •	1.51	1.75	0.02	—	—	0.02	—	11.73	17.49	2.20	0.85	0.85	2.41	4,847	35
Class I
04-30-21+	8.33	0.13 •	1.81	1.94	0.10	—	—	0.10	—	10.17	23.33	1.82	0.65	0.65	2.61	5,281	37
10-31-20	9.75	0.21	(1.35)	(1.14)	0.28	—	—	0.28	—	8.33	(11.78)	1.82	0.65	0.65	2.31	4,292	59
10-31-19	10.10	0.33 •	0.39	0.72	0.34	0.73	—	1.07	—	9.75	8.02	1.58	0.64	0.64	3.44	4,851	60
10-31-18	11.76	0.35	(1.07)	(0.72)	0.63	0.31	—	0.94	—	10.10	(6.80)	1.57	0.60	0.60	3.10	4,463	129
12-06-16(4) - 10-31-17	10.00	0.26 •	1.52	1.78	0.02	—	—	0.02	—	11.76	17.81	2.03	0.60	0.60	2.66	4,732	35
Class P3
04-30-21+	8.53	0.16 •	1.87	2.03	0.10	—	—	0.10	—	10.46	23.81	2.86	0.00	0.00	3.26	3	37
10-31-20	9.84	0.27	(1.37)	(1.10)	0.21	—	—	0.21	—	8.53	(11.27)	2.93	0.00	0.00	2.96	3	59
02-28-19(4) - 10-31-19	9.63	0.30 •	0.12	0.42	0.21	—	—	0.21	—	9.84	4.41	2.58	0.00*	0.00*	4.72	3	60
Class R6
04-30-21+	8.32	0.14 •	1.81	1.95	0.10	—	—	0.10	—	10.17	23.45	2.58	0.62	0.62	2.91	14	37
02-28-20(4) - 10-31-20	8.98	0.17 •	(0.65)	(0.48)	0.18	—	—	0.18	—	8.32	(5.31)	2.93	0.62	0.62	3.04	3	59
Voya Multi-Manager Emerging Markets Equity Fund
Class A
04-30-21+	13.00	(0.01)•	2.90	2.89	0.09	0.44	—	0.53	—	15.36	22.50	1.66	1.50	1.50	(0.17)	27,452	25
10-31-20	12.31	0.05	0.88	0.93	0.17	0.07	—	0.24	—	13.00	7.58	1.63	1.50	1.50	0.37	22,843	60
10-31-19	10.64	0.07	1.66	1.73	0.06	—	—	0.06	—	12.31	16.36	1.76	1.57	1.57	0.58	22,672	71
10-31-18	13.17	0.09	(2.48)	(2.39)	0.14	—	—	0.14	—	10.64	(18.31)	1.77	1.57	1.57	0.60	21,470	53
10-31-17	10.00	0.07	3.16	3.25	0.08	—	—	0.08	—	13.17	32.77	1.80	1.59	1.59	0.56	29,254	51
10-31-16	9.33	0.08	0.69	0.77	0.10	—	—	0.10	—	10.00	8.41	1.90	1.59	1.59	0.73	23,604	47
Class C
04-30-21+	12.90	(0.07)•	2.89	2.82	—	0.44	—	0.44	—	15.28	22.09	2.41	2.25	2.25	(0.93)	590	25
10-31-20	12.21	(0.06)•	0.87	0.81	0.05	0.07	—	0.12	—	12.90	6.66	2.38	2.25	2.25	(0.52)	542	60
10-31-19	10.56	(0.04)•	1.69	1.65	—	—	—	—	—	12.21	15.63	2.51	2.32	2.32	(0.31)	2,521	71
10-31-18	13.09	(0.02)	(2.45)	(2.47)	0.06	—	—	0.06	—	10.56	(18.97)	2.52	2.32	2.32	(0.18)	3,581	53
10-31-17	9.94	(0.03)•	3.18	3.15	0.00*	—	—	0.00*	—	13.09	31.74	2.55	2.34	2.34	(0.27)	4,419	51
10-31-16	9.26	0.01	0.70	0.71	0.03	—	—	0.03	—	9.94	7.69	2.65	2.34	2.34	(0.03)	4,205	47
See Accompanying Notes to Financial Statements
9

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Multi-Manager Emerging Markets Equity Fund (continued)
Class I
04-30-21+	13.04	0.01 •	2.91	2.92	0.13	0.44	—	0.57	—	15.39	22.72	1.20	1.15	1.15	0.19	365,781	25
10-31-20	12.35	0.10	0.88	0.98	0.22	0.07	—	0.29	—	13.04	7.93	1.18	1.15	1.15	0.72	287,527	60
10-31-19	10.68	0.12	1.66	1.78	0.11	—	—	0.11	—	12.35	16.79	1.30	1.22	1.22	1.01	315,161	71
10-31-18	13.22	0.14 •	(2.49)	(2.35)	0.19	—	—	0.19	—	10.68	(18.06)	1.32	1.22	1.22	1.11	269,739	53
10-31-17	10.04	0.11	3.18	3.29	0.11	—	—	0.11	—	13.22	33.22	1.33	1.24	1.24	0.96	215,037	51
10-31-16	9.36	0.10	0.71	0.81	0.13	—	—	0.13	—	10.04	8.89	1.35	1.24	1.24	1.05	166,301	47
Class P
04-30-21+	13.26	0.09 •	2.96	3.05	0.13	0.44	—	0.57	—	15.74	23.34	1.19	0.15	0.15	1.21	145,886	25
10-31-20	12.44	0.24 •	0.86	1.10	0.21	0.07	—	0.28	—	13.26	8.93	1.18	0.15	0.15	1.87	94,157	60
02-28-19(4) - 10-31-19	12.00	0.18 •	0.26	0.44	—	—	—	—	—	12.44	6.05	1.96	0.15	0.15	2.27	3	71
Class P3
04-30-21+	13.42	0.10 •	3.00	3.10	0.13	0.44	—	0.57	—	15.95	23.44	1.19	0.00*	0.00*	1.33	11,211	25
10-31-20	12.56	0.22 •	0.93	1.15	0.22	0.07	—	0.29	—	13.42	9.18	1.18	0.00*	0.00*	1.79	13,464	60
10-31-19	10.73	0.29 •	1.65	1.94	0.11	—	—	0.11	—	12.56	18.22	1.30	0.00*	0.00*	2.46	9,275	71
06-01-18(4) - 10-31-18	12.95	0.15 •	(2.37)	(2.22)	—	—	—	—	—	10.73	(17.14)	1.31	0.00*	0.00*	2.98	3,456	53
Class R
04-30-21+	12.99	(0.03)•	2.91	2.88	—	0.44	—	0.44	—	15.43	22.40	1.91	1.75	1.75	(0.40)	55	25
10-31-20	12.32	0.00* •	0.89	0.89	0.15	0.07	—	0.22	—	12.99	7.20	1.88	1.75	1.75	0.03	22	60
10-31-19	10.66	0.04	1.66	1.70	0.04	—	—	0.04	—	12.32	16.05	2.01	1.82	1.82	0.44	139	71
10-31-18	13.20	0.04	(2.46)	(2.42)	0.12	—	—	0.12	—	10.66	(18.51)	2.02	1.82	1.82	0.39	101	53
10-31-17	10.03	0.04	3.19	3.23	0.06	—	—	0.06	—	13.20	32.44	2.05	1.84	1.84	0.34	103	51
10-31-16	9.28	0.07 •	0.68	0.75	—	—	—	—	—	10.03	8.08	2.15	1.84	1.84	0.81	71	47
Class W
04-30-21+	13.00	0.01 •	2.91	2.92	0.12	0.44	—	0.56	—	15.36	22.75	1.41	1.25	1.25	0.13	68,036	25
10-31-20	12.33	0.08 •	0.86	0.94	0.20	0.07	—	0.27	—	13.00	7.67	1.38	1.25	1.25	0.69	33,162	60
10-31-19	10.66	0.10	1.67	1.77	0.10	—	—	0.10	—	12.33	16.70	1.51	1.32	1.32	0.83	61,726	71
10-31-18	13.19	0.10	(2.46)	(2.36)	0.17	—	—	0.17	—	10.66	(18.10)	1.52	1.32	1.32	0.86	57,026	53
10-31-17	10.02	0.10	3.17	3.27	0.10	—	—	0.10	—	13.19	33.06	1.55	1.34	1.34	0.85	65,369	51
10-31-16	9.34	0.09	0.71	0.80	0.12	—	—	0.12	—	10.02	8.75	1.65	1.34	1.34	1.03	27,824	47
Voya Multi-Manager International Equity Fund
Class I
04-30-21+	11.35	0.04 •	3.16	3.20	0.12	0.42	—	0.54	—	14.01	28.58	0.96	0.96	0.96	0.65	564,292	25
10-31-20	11.47	0.10	0.01	0.11	0.23	—	—	0.23	—	11.35	0.89	0.92	0.92	0.92	0.86	549,329	71
10-31-19	10.98	0.18	0.89	1.07	0.18	0.40	—	0.58	—	11.47	10.53	0.96	0.96	0.96	1.69	592,938	51
10-31-18	12.32	0.16	(1.22)	(1.06)	0.21	0.07	—	0.28	—	10.98	(8.83)	0.97	0.97	0.97	1.36	492,439	45
10-31-17	10.29	0.17	2.05	2.22	0.19	—	—	0.19	—	12.32	21.93	0.98	0.96	0.96	1.42	514,422	143
10-31-16	10.87	0.17	(0.51)	(0.34)	0.14	0.10	—	0.24	—	10.29	(3.14)	0.96	0.94	0.94	1.61	514,051	39
See Accompanying Notes to Financial Statements
10

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Multi-Manager International Equity Fund (continued)
Class P
04-30-21+	11.51	0.10 •	3.20	3.30	0.10	0.42	—	0.52	—	14.29	29.08	2.02	0.15	0.15	1.49	4	25
10-31-20	11.53	0.18	0.02	0.20	0.22	—	—	0.22	—	11.51	1.67	2.13	0.15	0.15	1.63	3	71
02-28-19(4) - 10-31-19	11.00	0.23 •	0.30	0.53	—	—	—	—	—	11.53	6.07	2.12	0.15	0.15	3.03	3	51
Class P3
04-30-21+	11.62	0.11 •	3.23	3.34	0.12	0.42	—	0.54	—	14.42	29.14	0.96	0.00*	0.00*	1.57	10,987	25
10-31-20	11.63	0.20 •	0.02	0.22	0.23	—	—	0.23	—	11.62	1.84	0.92	0.00*	0.00*	1.79	24,584	71
10-31-19	11.03	0.30 •	0.88	1.18	0.18	0.40	—	0.58	—	11.63	11.52	0.96	0.00*	0.00*	2.74	14,658	51
06-01-18(4) - 10-31-18	12.35	0.09 •	(1.41)	(1.32)	—	—	—	—	—	11.03	(10.69)	0.97	0.00*	0.00*	1.85	5,078	45
Voya Multi-Manager International Factors Fund
Class I
04-30-21+	8.99	0.10 •	2.05	2.15	0.29	—	—	0.29	—	10.85	24.12	0.76	0.74	0.74	1.89	394,854	61
10-31-20	9.64	0.19	(0.53)	(0.34)	0.31	—	—	0.31	—	8.99	(3.77)	0.76	0.74	0.74	1.97	396,906	89
10-31-19	9.57	0.26 •	0.46	0.72	0.26	0.39	—	0.65	—	9.64	8.25	0.81	0.75	0.75	2.76	403,512	58
10-31-18	11.06	0.24	(1.08)	(0.84)	0.33	0.32	—	0.65	—	9.57	(8.02)	0.84	0.75	0.75	2.31	326,126	55
10-31-17	9.07	0.20	1.93	2.13	0.14	—	—	0.14	—	11.06	23.83	0.86	0.79	0.79	1.95	331,871	213
10-31-16	9.59	0.13	(0.41)	(0.28)	0.10	0.14	—	0.24	—	9.07	(2.87)	0.96	0.95	0.95	1.37	308,486	84
Class P
04-30-21+	9.10	0.13 •	2.06	2.19	0.28	—	—	0.28	—	11.01	24.34	1.89	0.15	0.15	2.58	4	61
10-31-20	9.68	0.23	(0.51)	(0.28)	0.30	—	—	0.30	—	9.10	(3.07)	2.00	0.15	0.15	2.52	3	89
02-28-19(4) - 10-31-19	9.00	0.23 •	0.45	0.68	—	—	—	—	—	9.68	4.42	2.14	0.15	0.15	3.66	3	58
Class P3
04-30-21+	9.17	0.14 •	2.08	2.22	0.29	—	—	0.29	—	11.10	24.42	0.76	0.00*	0.00*	2.69	8,909	61
10-31-20	9.75	0.25 •	(0.52)	(0.27)	0.31	—	—	0.31	—	9.17	(2.98)	0.76	0.00*	0.00*	2.73	19,226	89
10-31-19	9.60	0.33 •	0.47	0.80	0.26	0.39	—	0.65	—	9.75	9.11	0.81	0.00*	0.00*	3.51	13,902	58
06-01-18(4) - 10-31-18	10.66	0.10 •	(1.16)	(1.06)	—	—	—	—	—	9.60	(9.94)	0.84	0.00*	0.00*	2.27	5,242	55
Class W
04-30-21+	8.99	0.11 •	2.04	2.15	0.29	—	—	0.29	—	10.85	24.12	0.95	0.74	0.74	2.05	66,636	61
10-31-20	9.64	0.17 •	(0.51)	(0.34)	0.31	—	—	0.31	—	8.99	(3.77)	0.94	0.74	0.74	1.87	30,770	89
10-31-19	9.57	0.26	0.46	0.72	0.26	0.39	—	0.65	—	9.64	8.25	0.99	0.75	0.75	2.77	60,559	58
10-31-18	11.05	0.24	(1.07)	(0.83)	0.33	0.32	—	0.65	—	9.57	(7.93)	0.96	0.75	0.75	2.29	56,210	55
10-31-17	9.07	0.20	1.92	2.12	0.14	—	—	0.14	—	11.05	23.71	0.97	0.79	0.79	2.16	63,135	213
10-31-16	9.59	0.12 •	(0.40)	(0.28)	0.10	0.14	—	0.24	—	9.07	(2.88)	1.19	0.95	0.95	1.37	26,176	84

(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.

(2)
Annualized for periods less than one year.

See Accompanying Notes to Financial Statements
11

Financial Highlights (continued)

(3)
Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.

(4)
Commencement of operations.

+
Unaudited.

•
Calculated using average number of shares outstanding throughout the year or period.

*
Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements
12

NOTES TO FINANCIAL STATEMENTS as of April 30, 2021 (Unaudited)

NOTE 1 — ORGANIZATION
Voya Mutual Funds (the “Trust”) is a Delaware statutory trust organized on December 18, 1992 and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end investment management company. There are ten separate active investment series, four of which are included in this report (each, a “Fund” and collectively, the “Funds”): Voya International High Dividend Low Volatility Fund (“International High Dividend Low Volatility”), Voya Multi-Manager Emerging Markets Equity Fund (“Multi-Manager Emerging Markets Equity”), Voya Multi-Manager International Equity Fund (“Multi-Manager International Equity”) and Voya Multi-Manager International Factors Fund (“Multi-Manager International Factors”). Each Fund is a diversified series of the Trust.
Each Fund offers at least three or more of the following classes of shares: Class A, Class C, Class I, Class P, Class P3, Class R, Class R6, and Class W. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees and shareholder servicing fees, and transfer agent fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a fund and earn income and realized gains/losses from a fund pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a fund or a class are charged directly to that fund or class. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from the differences in separate class expenses, including distribution and shareholder servicing fees, if applicable, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.
Class C shares, along with their pro rata reinvested dividend shares, automatically convert to Class A shares ten years after purchase.
Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Funds. Voya Investment Management Co. LLC (“Voya IM”), a Delaware limited liability company, serves as the sub-adviser to International High Dividend Low Volatility. Voya IM also serves as one of the multiple sub-advisers for Multi-Manager Emerging Markets Equity and
Multi-Manager International Factors. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Funds.
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements. Each Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.
A. Security Valuation. Each Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of each Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Fund is closed for business, Fund shares will not be priced and a Fund does not transact purchase and redemption orders. To the extent a Fund’s assets are traded in other markets on days when a Fund does not price its shares, the value of a Fund’s assets will likely change and you will not be able to purchase or redeem shares of a Fund.
Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end

13

NOTES TO FINANCIAL STATEMENTS as of April 30, 2021 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.
When a market quotation is not readily available or is deemed unreliable, each Fund will determine a fair value for the relevant asset in accordance with procedures adopted by the Funds’ Board of Trustees (“Board”). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter (“OTC”) market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (f) OTC swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service; and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.
The prospectuses of the open-end registered investment companies in which each Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Foreign securities’ (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations.
Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.
All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Funds’ valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Funds. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine each Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Fund.
Each investment asset or liability of the Funds is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including each sub-adviser’s or

14

NOTES TO FINANCIAL STATEMENTS as of April 30, 2021 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Funds’ investments under these levels of classification is included within the Portfolios of Investments.
GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Fund has a significant amount of Level 3 investments.
B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded, net of any applicable withholding tax, on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Funds. Premium amortization and discount accretion are determined by the effective yield method.
C. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars.
Any foreign currency amounts are translated into U.S. dollars on the following basis:
(1)
Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)
Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities that are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and
Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid, and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.
D. Risk Exposures and the Use of Derivative Instruments. The Funds’ investment strategies permit them to enter into various types of derivatives contracts, including, but not limited to, forward foreign currency exchange contracts, futures, purchased options, written options, and swaps. In doing so, the Funds will employ strategies in differing combinations to permit them to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.
In pursuit of their investment objectives, the Funds may seek to increase or decrease their exposure to the following market or credit risk factors:
Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in

15

NOTES TO FINANCIAL STATEMENTS as of April 30, 2021 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Fund to achieve its investment objectives.
Foreign Exchange Rate Risk. To the extent that a Fund invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Fund through foreign currency exchange transactions.
Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.
Risks of Investing in Derivatives. The Funds’ use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where the Funds are using derivatives to decrease or hedge exposures to market or credit risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Fund and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Fund to the risk of improper valuation.
Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated OTC with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Fund to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.
Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. The Funds’ derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Funds intend to enter into financial transactions with counterparties that they believe to be creditworthy at the time of the transaction. To reduce this risk, the Funds generally enter into master netting arrangements, established within the Funds’ International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by the Funds and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.
The Funds may also enter into collateral agreements with certain counterparties to further mitigate credit risk associated with OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from the Funds is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

16

NOTES TO FINANCIAL STATEMENTS as of April 30, 2021 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

As of April 30, 2021, the maximum amount of loss that Multi-Manager Emerging Markets Equity and Multi-Manager International Factors would incur if the counterparty to their derivative transactions failed to perform would be $226 and $8,672, respectively, on open forward foreign currency contracts. No cash collateral was pledged by any counterparty to the Funds as of April 30, 2021.
The Funds have credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Funds. Credit related contingent features are established between the Funds and their derivatives counterparties to reduce the risk that the Funds will not fulfill their payment obligations to their counterparties. These triggering features include, but are not limited to, a percentage decrease in a Fund’s net assets and/or a percentage decrease in a Fund’s NAV, which could cause a Fund to accelerate payment of any net liability owed to the counterparty. The contingent features are established within the Funds Master Agreements.
Multi-Manager Emerging Markets Equity, Multi-Manager International Equity and Multi-Manager International Factors had a liability position of $13, $12,941 and $4,603, respectively on open forward foreign currency contracts with credit related contingent features, respectively. If a contingent feature would have been triggered as of April 30, 2021, the Funds could have been required to pay this amount in cash to their counterparties. The Funds did not post any cash collateral as of April 30, 2021.
E. Forward Foreign Currency Transactions and Futures Contracts. Each Fund may enter into forward foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar, generally in connection with the planned purchases or sales of securities. The Funds either enter into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or may use forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
Multi-Manager Emerging Markets Equity, Multi-Manager International Equity and Multi-Manager International Factors used forward foreign currency contracts primarily to protect their non-U.S. dollar denominated holdings from adverse currency movements. During the period ended April 30, 2021, the Funds had an average contract amount on forward foreign currency contracts to buy and sell as disclosed below.
	Buy	Sell
Multi-Manager Emerging Markets Equity	$1,077,201	$151,631
Multi-Manager International Equity	210,132	1,550,551
Multi-Manager International Factors	3,766,302	—
Please refer to the tables within the Portfolios of Investments for open forward foreign currency contracts at April 30, 2021 for the Funds.
Each Fund may enter into futures contracts involving foreign currency, interest rates, securities and securities indices. Each Fund intends to limit its use of futures contracts and futures options to “bona fide hedging” transactions, as such term is defined in applicable regulations, interpretations and practice. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price.
Upon entering into a futures contract, the Funds are required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Funds each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities.Open futures contracts, if any, are reported on a table within each Fund’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements, if any, on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in each Fund’s Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in each Fund’s Statement of Operations. Realized gains (losses) are reported in each Fund’s Statement of Operations at the closing or expiration of futures contracts.
Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended April 30, 2021, Multi-Manager Emerging Markets Equity and Multi-Manager International Factors had purchased futures contracts on equity indices to “equitize” cash. Futures contracts are purchased to provide immediate market exposure proportionate to the size of

17

NOTES TO FINANCIAL STATEMENTS as of April 30, 2021 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

the Fund’s respective cash flows and residual cash balances in order to decrease potential tracking error if the cash remained uninvested in the market. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
During the period ended April 30, 2021, Multi-Manager Emerging Markets Equity and Multi-Manager International Factors had an average notional value on futures contracts purchased as disclosed below.
Purchased
Multi-Manager Emerging Markets Equity	$2,545,113
Multi-Manager International Factors	4,800,377
Please refer to the tables within the Portfolios of Investments for Multi-Manager Emerging Markets Equity and Multi-Manager International Factors for open futures contracts at April 30, 2021.
F. Distributions to Shareholders. The Funds record distributions to their shareholders on ex-dividend date. Each Fund declares and pays dividends and capital gain distributions, if any, annually (except for International High Dividend Low Volatility, which pay dividends, if any, quarterly). The Funds may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.
G. Federal Income Taxes. It is the policy of each Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Funds’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.
The Funds may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.
H. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
I. Securities Lending. Each Fund has the option to temporarily loan securities representing up to 33 1∕3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Funds will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Funds will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Funds will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Funds. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Funds to be more volatile. The use of leverage may increase expenses and increase the impact of the Funds’ other risks.
J. Restricted Securities. Each Fund may invest in restricted securities which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.
Securities that are not registered for sale to the public under the 1933 Act are referred to as “restricted securities.” These securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Many times these securities are subject to legal or contractual restrictions on resale. As a result of the absence of a public trading market, the prices of these securities may be more volatile, less liquid and

18

NOTES TO FINANCIAL STATEMENTS as of April 30, 2021 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.
K. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.
NOTE 3 — INVESTMENT TRANSACTIONS
For the period ended April 30, 2021, the cost of purchases and the proceeds from the sales of securities, excluding short-term securities, were as follows:
	Purchases	Sales
International High Dividend Low Volatility	$3,715,065	$3,589,171
Multi-Manager Emerging Markets Equity	185,042,446	129,549,830
Multi-Manager International Equity	143,843,630	300,376,454
Multi-Manager International Factors	269,318,094	342,036,207
NOTE 4 — INVESTMENT MANAGEMENT FEES
The Funds have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Funds. The Investment Adviser oversees all investment advisory and portfolio management services for the Funds and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Funds, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. Voya Investments, the Investment Adviser to Multi-Manager Emerging Markets Equity, Multi-Manager International Equity and Multi-Manager International Factors, may, from time to time, directly manage a portion of each Fund’s investment portfolio. The Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Fund, at the following annual rates. The Investment Adviser is contractually obligated to waive the management fee for Class P shares of Multi-Manager Emerging Markets
Equity, Multi-Manager International Equity, and Multi-Manager International Factors. These waivers are not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.
Fund	As a Percentage of Average Daily Net Assets
International High Dividend Low Volatility	0.50%
Multi-Manager Emerging Markets Equity	Direct Investments 1.10%; Passively Managed Assets 0.70%
Multi-Manager International Equity	0.85%
Multi-Manager International Factors(1)	0.65%

(1)
The Investment Adviser has contractually agreed to waive 0.01% of the management fee for Multi-Manager International Factors. Any fees waived or reimbursed are not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

The Investment Adviser has entered into a sub-advisory agreement with each respective sub-adviser. These sub-advisers provide investment advice for the various Funds and are paid by the Investment Adviser based on the average daily net assets of the respective Funds. Subject to such policies as the Board or the Investment Adviser may determine, the sub-advisers manage each respective Fund’s assets in accordance with that Fund’s investment objectives, policies, and limitations. The sub-adviser of each Fund is as follows (*denotes an affiliated sub-adviser):
Fund	Sub-Adviser
International High Dividend Low Volatility	Voya IM*
Multi-Manager Emerging Markets Equity	Delaware Investments Fund Advisers, Van Eck Associates Corporation and Voya IM*
Multi-Manager International Equity	Baillie Gifford Overseas Limited, Polaris Capital Management, LLC and Wellington Management Company LLP
Multi-Manager International Factors	PanAgora Asset Management, Inc. and Voya IM*
NOTE 5 — DISTRIBUTION AND SERVICE FEES
Class A, Class C and Class R shares of each respective Fund has a plan (each a “Plan” and collectively, the “Plans”), whereby the Distributor is reimbursed or compensated (depending on the class of shares) by the Funds for expenses incurred in the distribution of each Fund’s shares (“Distribution Fees”). Pursuant to the Plans, the Distributor is entitled to a payment each month for expenses incurred in the distribution and promotion of each Fund’s shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees (“Service Fees”) paid to

19

NOTES TO FINANCIAL STATEMENTS as of April 30, 2021 (Unaudited) (continued)

NOTE 5 — DISTRIBUTION AND SERVICE FEES (continued)

securities dealers who have executed a distribution agreement with the Distributor. Under the Plans, each class of shares of a Fund pays the Distributor a Distribution and/or Service Fee based on average daily net assets at the following annual rates:
	Class A	Class C	Class R
International High Dividend Low Volatility	0.25%	N/A	N/A
Multi-Manager Emerging Markets Equity	0.25%	1.00%	0.50%
The Distributor may also retain the proceeds of the initial sales charge paid by shareholders upon the purchase of Class A shares, and the contingent deferred sales charge paid by shareholders upon certain redemptions for Class A and Class C shares. For the period ended April 30, 2021, the Distributor retained the following amounts in sales charges from the following Funds:
Class A
Initial Sales Charges:
International High Dividend Low Volatility	$83
Multi-Manager Emerging Markets Equity	194
Contingent Deferred Sales Charges:
Multi-Manager Emerging Markets Equity	$6
NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
At April 30, 2021, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. or affiliated investment companies owned more than 5% of the following Funds:
Subsidiary/Affiliated Investment Company	Fund	Percentage
Voya Global Diversified Payment Fund	Multi-Manager Emerging Markets Equity	5.24%
	Multi-Manager International Equity	5.55
	Multi-Manager International Factors	11.04
Voya Investment Management Co. LLC	International High Dividend Low Volatility	95.91
Voya Investment Trust Co.	Multi-Manager Emerging Markets Equity	23.19
Voya Solution 2025 Portfolio	Multi-Manager International Equity	5.54
	Multi-Manager International Factors	12.21
Subsidiary/Affiliated Investment Company	Fund	Percentage
Voya Solution 2035 Portfolio	Multi-Manager Emerging Markets Equity	7.96
	Multi-Manager International Equity	13.25
	Multi-Manager International Factors	14.76
Voya Solution 2045 Portfolio	Multi-Manager Emerging Markets Equity	7.83
	Multi-Manager International Equity	14.75
	Multi-Manager International Factors	9.03
Voya Solution 2055 Portfolio	Multi-Manager International Equity	5.74
Voya Solution Moderately Aggressive Portfolio	Multi-Manager Emerging Markets Equity	7.19
	Multi-Manager International Equity	10.90
The Investment Adviser may request that the Funds’ sub-advisers use their best efforts (subject to obtaining best execution of each transaction) to allocate a Fund’s equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Fund. Any amounts credited to the Funds are reflected as brokerage commission recapture on the Statements of Operations.
The Funds have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Funds. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Funds purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Funds, and will not materially affect the Funds’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

20

NOTES TO FINANCIAL STATEMENTS as of April 30, 2021 (Unaudited) (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

The Funds may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended April 30, 2021, the per account fees for affiliated recordkeeping services paid by each Fund were as follows:
Fund	Amount
International High Dividend Low Volatility	$—
Multi-Manager Emerging Markets Equity	278
Multi-Manager International Equity	—
Multi-Manager International Factors	—
NOTE 7 — LICENSING FEE
Multi-Manager Emerging Markets Equity and Multi-Manager International Factors pay an annual licensing fee to FTSE International Limited.
NOTE 8 — EXPENSE LIMITATION AGREEMENTS
The Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses and acquired fund fees and expenses to the levels listed below:
Fund	Class A	Class C	Class I	Class P	Class P3	Class R	Class R6	Class W
International High Dividend Low Volatility	0.90%	N/A	0.65%	N/A	0.00%	N/A	0.62%	N/A
Multi-Manager Emerging Markets Equity	1.60%	2.35%	1.35%	0.15%	0.00%	1.85%	N/A	1.35%
Multi-Manager International Equity	N/A	N/A	0.97%	0.15%	0.00%	N/A	N/A	N/A
Multi-Manager International Factors	N/A	N/A	0.75%	0.15%	0.00%	N/A	N/A	0.75%
Pursuant to a side letter agreement, through March 1, 2022, the Investment Adviser has further lowered the expense limits for the following Fund. If the Investment Adviser elects not to renew a side letter agreement, the expense limits will revert to the limits listed in the table above. There is no guarantee that this side letter agreement will continue. Termination or modification of this obligation requires approval by the Board.
Fund	Class A	Class C	Class I	Class R	Class W
Multi-Manager Emerging Markets Equity	1.50%	2.25%	1.15%	1.75%	1.25%
With the exception of the non-recoupable management fee waivers for certain Funds, the Investment Adviser may at a later date recoup from a Fund for class specific fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.
As of April 30, 2021, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates, are as follows:
	April 30,
	2022	2023	2024	Total
International High Dividend Low Volatility	$68,740	$86,332	$108,286	$263,358
Multi-Manager Emerging Markets Equity	310,275	190,437	336,556	837,268
Multi-Manager International Equity	52,376	136,605	260,114	449,095
Multi-Manager International Factors	382,174	237,719	192,568	812,461
In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment Adviser and the related expiration dates, as of April 30, 2021, are as follows:
	April 30,
	2022	2023	2024	Total
International High Dividend Low Volatility
Class I	$4,890	$4,456	$4,046	$13,392
Class R6	—	5	67	72
Multi-Manager Emerging Markets Equity
Class A	23,198	23,195	29,061	75,454
Class C	3,577	2,097	846	6,520
Class I	—	—	26,185	26,185
Class P	3	10	—	13
Class R	103	138	46	287
Class W	59,241	54,871	51,702	165,814
Multi-Manager International Equity
Class P	5	35	38	78
Multi-Manager International Factors
Class P	5	37	37	79
Class W	84,358	94,187	72,262	250,807
The expense limitation agreements are contractual through March 1, 2022 and shall renew automatically for one-year terms. Termination or modification of these obligations requires approval by the Board.

21

NOTES TO FINANCIAL STATEMENTS as of April 30, 2021 (Unaudited) (continued)

NOTE 9 — LINE OF CREDIT
Effective May 15, 2020, each Fund, in addition to certain other funds managed by the Investment Adviser, has entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through May 14, 2021. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of a Fund or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to May 15, 2020, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through May 15, 2020.
Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.
The following Funds utilized the line of credit during the period ended April 30, 2021:
Fund	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Multi-Manager Emerging Markets Equity	15	$5,489,533	1.29%
Multi-Manager International Equity	7	5,547,714	1.29
Multi-Manager International Factors	13	14,289,846	1.28

NOTE 10 — CAPITAL SHARES
Transactions in capital shares and dollars were as follows:
Year or	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
International High Dividend Low Volatility
Class A
4/30/2021	5,994	—	4,730	(1,983)	—	8,741	59,148	—	47,332	(19,619)	—	86,861
10/31/2020	16,733	—	15,065	(6,845)	—	24,953	139,132	—	131,106	(57,994)	—	212,244
Class I
4/30/2021	1,018	—	5,211	(2,428)	—	3,801	10,000	—	52,135	(22,706)	—	39,429
10/31/2020	2,523	—	16,242	(931)	—	17,834	21,925	—	141,237	(8,653)	—	154,509
Class P3
4/30/2021	—	—	3	—	—	3	—	—	32	—	—	32
10/31/2020	—	—	8	—	—	8	—	—	68	—	—	68
Class R6
4/30/2021	1,483	—	14	(414)	—	1,083	14,059	—	139	(4,011)	—	10,187
2/28/2020(1) - 10/31/2020	334	—	7	—	—	341	3,000	—	60	—	—	3,060
Multi-Manager Emerging Markets Equity
Class A
4/30/2021	103,724	—	60,473	(134,336)	—	29,861	1,605,158	—	861,733	(1,983,899)	—	482,992
10/31/2020	209,051	—	32,076	(325,186)	—	(84,059)	2,564,482	—	407,323	(3,808,811)	—	(837,006)
Class C
4/30/2021	556	—	1,249	(5,211)	—	(3,406)	8,331	—	17,747	(75,565)	—	(49,487)
10/31/2020	3,095	—	1,905	(169,515)	—	(164,515)	35,900	—	24,201	(2,111,996)	—	(2,051,895)
Class I
4/30/2021	6,220,913	—	884,533	(5,388,602)	—	1,716,844	94,590,584	—	12,613,441	(78,141,264)	—	29,062,761
10/31/2020	5,415,553	—	553,970	(9,434,331)	—	(3,464,808)	60,450,872	—	7,039,525	(114,217,250)	—	(46,726,853)
Class P
4/30/2021	3,386,077	—	287,471	(1,506,418)	—	2,167,130	51,988,848	—	4,176,948	(23,667,064)	—	32,498,732
10/31/2020	8,628,458	—	6	(1,528,829)	—	7,099,635	104,005,042	—	72	(19,831,981)	—	84,173,133
Class P3
4/30/2021	333,427	—	39,637	(673,493)	—	(300,429)	5,193,441	—	583,065	(10,794,906)	—	(5,018,400)
10/31/2020	751,019	—	17,522	(503,576)	—	264,965	9,260,821	—	226,699	(5,735,496)	—	3,752,024
Class R
4/30/2021	2,363	—	53	(557)	—	1,859	36,497	—	758	(8,813)	—	28,442
10/31/2020	1,990	—	32	(11,587)	—	(9,565)	22,247	—	402	(126,198)	—	(103,549)
Class W
4/30/2021	2,248,522	—	98,072	(466,414)	—	1,880,180	34,288,676	—	1,395,569	(6,924,563)	—	28,759,682
10/31/2020	3,646,232	—	104,693	(6,208,101)	—	(2,457,176)	34,570,272	—	1,328,321	(76,258,600)	—	(40,360,007)
22

NOTES TO FINANCIAL STATEMENTS as of April 30, 2021 (Unaudited) (continued)

NOTE 10 — CAPITAL SHARES (continued)

Year or	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Shares converted	Net increase (decrease)
period ended	#	#	#	#	#	#	($)	($)	($)	($)	($)	($)
Multi-Manager International Equity
Class I
4/30/2021	4,852,664	—	1,936,629	(14,881,692)	—	(8,092,399)	66,980,473	—	25,137,440	(198,801,125)	—	(106,683,212)
10/31/2020	14,517,166	—	989,739	(18,810,613)	—	(3,303,708)	143,685,610	—	11,777,892	(209,405,386)	—	(53,941,884)
Class P
4/30/2021	—	—	11	—	—	11	—	—	147	—	—	147
10/31/2020	—	—	5	—	—	5	—	—	61	—	—	61
Class P3
4/30/2021	587,315	—	91,785	(2,032,329)	—	(1,353,229)	8,017,982	—	1,221,660	(29,471,909)	—	(20,232,267)
10/31/2020	1,244,952	—	26,663	(416,522)	—	855,093	13,120,643	—	322,090	(4,695,649)	—	8,747,084
Multi-Manager International Factors
Class I
4/30/2021	5,476,117	—	1,231,002	(14,439,011)	—	(7,731,892)	57,999,900	—	12,383,878	(150,607,880)	—	(80,224,102)
10/31/2020	13,733,965	—	1,304,178	(12,768,874)	—	2,269,269	120,003,852	—	12,637,487	(110,702,467)	—	21,938,872
Class P
4/30/2021	—	—	9	—	—	9	—	—	94	—	—	94
10/31/2020	—	—	10	—	—	10	—	—	98	—	—	98
Class P3
4/30/2021	690,955	—	65,549	(2,051,377)	—	(1,294,873)	7,215,730	—	673,192	(22,920,309)	—	(15,031,387)
10/31/2020	1,201,166	—	49,638	(579,492)	—	671,312	10,579,198	—	486,950	(5,156,861)	—	5,909,287
Class W
4/30/2021	3,142,849	—	96,388	(516,660)	—	2,722,577	33,674,432	—	969,663	(5,358,874)	—	29,285,221
10/31/2020	4,507,718	—	197,869	(7,567,419)	—	(2,861,832)	33,323,431	—	1,917,357	(69,037,899)	—	(33,797,111)

(1)
Commencement of operations.

NOTE 11 — SECURITIES LENDING
Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Funds can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the close of business of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Funds on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Funds bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Funds indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.
Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.
Generally, in the event of counterparty default, the Funds have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Funds in the event the Funds are delayed or prevented from exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a fund.
The following tables represent a summary of each respective Fund’s securities lending agreements by counterparty which are subject to offset under the Agreement as of April 30, 2021:
Voya International High Dividend Low Volatility
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$10,530	$(10,530)	$—
Total	$10,530	$(10,530)	$—

23

NOTES TO FINANCIAL STATEMENTS as of April 30, 2021 (Unaudited) (continued)

NOTE 11 — SECURITIES LENDING (continued)

(1)
Cash collateral with a fair value of $11,195 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Multi-Manager Emerging Markets Equity
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BofA Securities Inc	$1,600	$(1,600)	$—
RBC Capital Markets, LLC	50,975	(50,975)	—
Scotia Capital (USA) INC	2,212	(2,212)	—
UBS Securities LLC.	153,929	(153,929)	—
Wells Fargo Securities LLC	475	(475)	—
Total	$209,191	$(209,191)	$—

(1)
Cash collateral with a fair value of $233,127 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Multi-Manager International Equity
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Goldman, Sachs & Co. LLC	$330,521	$(330,521)	$—
J.P. Morgan Securities LLC	202,373	(202,373)	—
BNP Paribas Prime Brokerage Intl Ltd	379,105	(379,105)	—
Total	$911,999	$(911,999)	$—

(1)
Cash collateral with a fair value of $931,241 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Multi-Manager International Factors
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$176,717	$(176,717)	$—
Merrill Lynch International	109,008	(109,008)	—
State Street Bank and Trust Company	459,015	(459,015)	—
Jefferies LLC	432,415	(432,415)	—
Total	$1,177,155	$(1,177,155)	$—

(1)
Cash collateral with a fair value of $1,265,269 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 12 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of foreign currency transactions, futures contracts, income from passive foreign investment companies (PFICs), capital loss carryforwards, wash sale deferrals and de minimis distributions in excess of net investment income.
Dividends paid by the Funds from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.
The tax composition of dividends and distributions to shareholders was as follows:
	Year Ended October 31, 2020		Year Ended October 31, 2019
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
International High Dividend Low Volatility	$272,471	$—	$312,605	$646,430
Multi-Manager Emerging Markets Equity	6,871,470	2,179,596	3,306,435	—
Multi-Manager International Equity	12,105,487	—	8,635,022	17,319,456
Multi-Manager International Factors	15,041,892	—	11,712,446	13,935,752
24

NOTES TO FINANCIAL STATEMENTS as of April 30, 2021 (Unaudited) (continued)

NOTE 12 — FEDERAL INCOME TAXES (continued)

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of October 31, 2020 were:
				Capital Loss Carryforwards
	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)	Amount	Character	Expiration
International High Dividend Low Volatility	$—	$—	$(107,829)	$(533,374)	Short-term	None
				(1,045,958)	Long-term	None
				$(1,579,332)
Multi-Manager Emerging Markets Equity	5,259,884	13,818,398	60,401,727	—	—	—
Multi-Manager International Equity	5,011,535	20,457,107	39,498,632	—	—	—
Multi-Manager International Factors	13,332,166	—	17,378,323	$(23,713,299)	Short-term	None
				(14,143,199)	Long-term	None
				$(37,856,498)
The Funds’ major tax jurisdictions are U.S. federal and Arizona state.
As of April 30, 2021, no provision for income tax is required in the Funds’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.
NOTE 13 — LONDON INTERBANK OFFERED RATE (“LIBOR”)
The U.K. Financial Conduct Authority has announced that it intends to stop persuading or compelling banks to submit LIBOR rates after 2021, and it remains unclear whether LIBOR will continue to exist after that date and, if so, in what form. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in many major currencies. The U.S. Federal Reserve Board, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing a Secured Overnight Funding Rate (“SOFR”) that is intended to replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication.
Discontinuance of LIBOR and adoption/implementation of alternative rates pose a number of risks, including among others whether any substitute rate will experience the market participation and liquidity necessary to provide a workable substitute for LIBOR; the effect on parties’ existing contractual arrangements, hedging transactions, and investment strategies generally from a conversion from LIBOR to alternative rates; the effect on a Fund’s existing investments (including, for example, fixed-income investments; senior loans; CLOs and CDOs; and derivatives transactions), including the possibility that some of those investments may terminate or their terms may be adjusted to the disadvantage of a Fund; and the risk of general market disruption during the period of the conversion. It is difficult to predict at this time the likely impact of the transition away from LIBOR on a Fund. On November 30, 2020, the administrator of LIBOR announced a delay in the phase out of a majority of the U.S. dollar LIBOR publications until June 30, 2023, with the remainder of LIBOR publications to still end at the end of 2021.
NOTE 14 — LIQUIDITY
Consistent with Rule 22e-4 under the 1940 Act, the Funds have established a liquidity risk management program to govern their approach to managing liquidity risk (the “Program”). The Board has approved the designation of the Funds’ Adviser, Voya Investments, as the program administrator (the “Program Administrator”). The Program Administrator is responsible for implementing and monitoring the Program and has formed a Liquidity Risk Management Committee (the “Committee”) to assess and review, on an ongoing basis, each Fund’s liquidity risk.
The Program includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of liquidity risk factors and the periodic classification (or re-classification, as necessary) of a Fund’s investments into buckets (highly liquid, moderately liquid, less liquid and illiquid) that reflect the Committee’s assessment of the investments’ liquidity under current market conditions. The Committee also utilizes Fund-specific data, including information regarding a Fund’s shareholder base, characteristics of its

25

NOTES TO FINANCIAL STATEMENTS as of April 30, 2021 (Unaudited) (continued)

NOTE 14 — LIQUIDITY (continued)

investments, access to borrowing arrangements and historical redemptions to determine whether a Fund will be able to meet its redemption obligations in a timely manner.
During the period covered by the annual assessment, January 1, 2020 through December 31, 2020, the Program supported the Funds’ ability to honor redemption requests in a timely manner and the Program Administrator’s management of each Fund’s liquidity risk, including during any periods of market volatility and net redemptions.
There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to each Fund’s prospectus for more information regarding each Fund’s exposure to liquidity risk and other risks.
NOTE 15 — MARKET DISRUPTION
A Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. War, terrorism, global health crises and pandemics, and other geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and world economies and markets generally. For example, the COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. Those events as well as other changes in non-U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the investments of the portfolio and of the Funds. Any of these occurrences could disrupt the operations of a Fund and of the Funds’ service providers.
NOTE 16 — OTHER ACCOUNTING PRONOUNCEMENTS
The Funds have adopted the provisions of Financial Accounting Standards Board Accounting Standards Update 2018-13 (“ASU 2018-13”), Fair Value Measurement (Topic 820): Disclosure Framework —
Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 introduces new fair value disclosure requirements as well as provides guidance that eliminates, adds and modifies certain disclosure requirements for fair value measurements. The impact of the Funds’ adoption was limited to changes in the Funds’ financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable. Upon evaluation, the Funds have concluded that the adoption of the new accounting standard does not materially impact the financial statement amounts.
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.
NOTE 17 — SUBSEQUENT EVENTS
Line of Credit Annual Renewal: Effective May 14, 2021, the funds to which the Credit Agreement is available have entered into a 30-day extension of the Credit Agreement with BNY for an aggregate amount of $400,000,000 and will continue to pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. The 30-day extended Credit Agreement will expire on June 14, 2021. Effective June 14, 2021, the funds to which the Credit Agreement is available have entered into a renewed 364-Day Credit Agreement with BNY for an aggregate amount of $400,000,000 and will pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.
The Funds have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

26

Voya International High	PORTFOLIO OF INVESTMENTS
Dividend Low Volatility Fund	as of April 30, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 94.9%
	Australia: 8.2%
1,094	ASX Ltd.	$61,471	0.6
18,557	Aurizon Holdings Ltd.	53,388	0.5
14,176	AusNet Services	20,750	0.2
6,112	Australia & New Zealand Banking Group Ltd.	134,857	1.3
1,418	BHP Group Ltd.	51,609	0.5
6,909	Brambles Ltd.	55,348	0.5
1,323	Coca-Cola Amatil Ltd.	13,575	0.1
1,004	Commonwealth Bank of Australia	68,731	0.6
4,926	Fortescue Metals Group Ltd.	85,226	0.8
4,010	Goodman Group	58,476	0.5
504	Magellan Financial Group Ltd.	18,776	0.2
16,888	Medibank Pvt Ltd.	40,070	0.4
1,667	Rio Tinto Ltd.	154,939	1.5
1,360	Wesfarmers Ltd.	56,693	0.5
		873,909	8.2
	Austria: 0.6%
1,311 (1)	OMV AG	64,447	0.6

	Belgium: 0.4%
426	UCB S.A.	39,447	0.4

	China: 0.7%
23,000	BOC Hong Kong Holdings Ltd.	80,874	0.7

	Denmark: 2.0%
9	AP Moller - Maersk A/S - Class B	22,389	0.2
265	Carlsberg A/S	46,492	0.4
314	DSV PANALPINA A/S	69,956	0.7
881	Novozymes A/S	62,483	0.6
98 (1)	Pandora A/S	11,098	0.1
		212,418	2.0
	Finland: 2.1%
944	Elisa OYJ	53,513	0.5
879	Kone Oyj	69,039	0.7
752	Orion Oyj	33,298	0.3
1,757	UPM-Kymmene OYJ	68,712	0.6
		224,562	2.1
	France: 8.3%
196	Air Liquide SA	33,007	0.3
1,152 (1)	BNP Paribas	73,864	0.7
1,406	Bouygues SA	60,255	0.6
675 (1)	Bureau Veritas SA	20,188	0.2
565 (1)	Cie de Saint-Gobain	35,649	0.3
485	Cie Generale des Etablissements Michelin SCA	70,180	0.7
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	France (continued)
4,401 (1)	Credit Agricole SA	$68,076	0.6
257	Dassault Systemes SE	59,617	0.6
3,932 (1)	Engie SA	58,569	0.5
508	Legrand S.A.	49,449	0.5
6,020	Orange SA	74,969	0.7
1,269	Sanofi	133,046	1.2
318	Schneider Electric SE	50,739	0.5
1,332 (1)	SCOR SE	43,039	0.4
613	Total SE	27,093	0.2
837	Vivendi SE	29,178	0.3
		886,918	8.3
	Germany: 7.9%
806	Bayerische Motoren Werke AG	80,770	0.8
909	Daimler AG	80,900	0.8
309	Deutsche Boerse AG	53,249	0.5
2,222	Deutsche Post AG	130,870	1.2
6,747	Deutsche Telekom AG	129,847	1.2
412	GEA Group AG	18,093	0.2
355	LEG Immobilien SE	49,393	0.5
162	Muenchener Rueckversicherungs- Gesellschaft AG	46,807	0.4
998	RWE AG	37,896	0.4
128 (2)(3)	Scout24 AG	10,642	0.1
355	Siemens AG	59,227	0.5
456	Symrise AG	58,886	0.5
8,855	Telefonica Deutschland Holding AG	25,734	0.2
971	Vonovia SE	63,800	0.6
		846,114	7.9
	Hong Kong: 3.4%
4,000	CK Hutchison Holdings Ltd.	32,692	0.3
5,500	CK Infrastructure Holdings Ltd.	33,630	0.3
7,500	CLP Holdings Ltd.	74,030	0.7
10,500	HK Electric Investments & HK Electric Investments Ltd. – Stapled Security	10,517	0.1
22,000	HKT Trust & HKT Ltd. – Stapled Security	31,944	0.3
900	Hong Kong Exchanges and Clearing Ltd.	54,280	0.5
6,200	Hongkong Land Holdings Ltd. – HKHGF	30,660	0.3
37,000	PCCW Ltd.	21,406	0.2
7,000	Power Assets Holdings Ltd.	43,021	0.4
2,000	Sun Hung Kai Properties Ltd.	30,085	0.3
		362,265	3.4

See Accompanying Notes to Financial Statements
27

Voya International High	PORTFOLIO OF INVESTMENTS
Dividend Low Volatility Fund	as of April 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Ireland: 0.6%
836	CRH PLC	$39,446	0.4
412	Smurfit Kappa PLC	21,062	0.2
		60,508	0.6
	Israel: 0.9%
8,449	Bank Leumi Le-Israel BM	59,310	0.6
4,961	Israel Discount Bank Ltd.	22,332	0.2
504	Mizrahi Tefahot Bank Ltd.	14,166	0.1
		95,808	0.9
	Italy: 5.1%
4,242 (1)	Assicurazioni Generali S.p.A.	84,910	0.8
3,743	Enel S.p.A.	37,166	0.4
5,266	ENI S.p.A.	62,723	0.6
39,230 (1)	Intesa Sanpaolo SpA	109,370	1.0
5,766 (3)	Poste Italiane SpA	75,484	0.7
686	Recordati Industria Chimica e Farmaceutica SpA	37,798	0.4
11,854	Snam SpA	66,703	0.6
9,284	Terna Rete Elettrica Nazionale SpA	68,437	0.6
		542,591	5.1
	Japan: 23.3%
600	Aeon Mall Co., Ltd.	9,525	0.1
3,100	Ajinomoto Co., Inc.	61,995	0.6
900	Amada Co. Ltd.	9,762	0.1
700	Calbee, Inc.	16,775	0.1
1,400	Dai Nippon Printing Co., Ltd.	27,741	0.3
200	Daikin Industries Ltd.	40,343	0.4
100	Daito Trust Construction Co., Ltd.	10,633	0.1
400	Daiwa House Industry Co., Ltd.	11,861	0.1
300	Denso Corp.	19,396	0.2
15,700	ENEOS Holdings, Inc.	67,524	0.6
1,400	Honda Motor Co., Ltd.	41,748	0.4
400	Hoya Corp.	45,466	0.4
400	Idemitsu Kosan Co., Ltd.	9,566	0.1
2,500	Itochu Corp.	78,047	0.7
5,400	Japan Post Bank Co. Ltd.	49,380	0.5
6,700	Japan Post Holdings Co. Ltd.	56,303	0.5
4,100	Japan Tobacco, Inc.	76,911	0.7
300	KDDI Corp.	9,069	0.1
200	Konami Holdings Corp.	11,929	0.1
600	Lawson, Inc.	26,965	0.3
2,300	Lixil Corp.	62,300	0.6
800	McDonald’s Holdings Co. Japan Ltd.	36,526	0.3
700	MEIJI Holdings Co., Ltd.	43,437	0.4
4,900	Mitsubishi Chemical Holdings Corp.	36,478	0.3
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan (continued)
2,800	Mitsubishi Corp.	$77,422	0.7
25,800	Mitsubishi UFJ Financial Group, Inc.	137,258	1.3
1,300	MS&AD Insurance Group Holdings, Inc.	36,882	0.3
1,000	NEC Corp.	58,136	0.5
100	Nintendo Co., Ltd.	57,365	0.5
200	Nippon Shinyaku Co., Ltd.	13,491	0.1
2,200	Nippon Telegraph & Telephone Corp.	55,468	0.5
300	Nitori Co., Ltd.	53,732	0.5
100	Nitto Denko Corp.	8,275	0.1
1,500	Nomura Real Estate Holdings, Inc.	36,979	0.3
3,300	Osaka Gas Co., Ltd.	63,875	0.6
1,300	Pan Pacific International Holdings Corp.	28,022	0.3
900	Santen Pharmaceutical Co., Ltd.	11,527	0.1
800	Secom Co., Ltd.	66,668	0.6
2,500	Seiko Epson Corp.	42,654	0.4
3,100	Sekisui House Ltd.	62,783	0.6
100	SMC Corp.	58,108	0.5
5,700	SoftBank Corp.	73,475	0.7
500	Sohgo Security Services Co., Ltd.	21,921	0.2
4,400	Sumitomo Corp.	59,792	0.6
2,600	Sumitomo Electric Industries Ltd.	38,688	0.4
3,200	Sumitomo Mitsui Financial Group, Inc.	112,412	1.1
2,100	Sumitomo Mitsui Trust Holdings, Inc.	71,574	0.7
800	Sundrug Co., Ltd.	27,263	0.3
2,400	T&D Holdings, Inc.	29,453	0.3
1,800	Teijin Ltd.	29,636	0.3
3,200	Tohoku Electric Power Co., Inc.	28,269	0.3
200	Tokio Marine Holdings, Inc.	9,591	0.1
1,400	Tokyo Gas Co., Ltd.	28,411	0.3
500	Toyo Suisan Kaisha Ltd.	20,387	0.2
300	Toyota Industries Corp.	24,087	0.2
1,000	Trend Micro, Inc.	47,599	0.4
400	Tsuruha Holdings, Inc.	46,239	0.4
1,400	Welcia Holdings Co. Ltd.	43,682	0.4
2,400	Yamada Holdings Co. Ltd.	11,948	0.1
1,600	Yamato Holdings Co., Ltd.	45,126	0.4
		2,497,878	23.3

See Accompanying Notes to Financial Statements
28

Voya International High	PORTFOLIO OF INVESTMENTS
Dividend Low Volatility Fund	as of April 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Netherlands: 3.5%
60	ASM International NV	$18,203	0.2
1,868	Koninklijke Ahold Delhaize NV	50,272	0.5
311 (1)	Koninklijke DSM NV	55,763	0.5
4,860	Koninklijke KPN NV	16,765	0.2
442 (1)	Koninklijke Philips NV	24,992	0.2
262	Koninklijke Vopak NV	11,997	0.1
1,376	NN Group NV	68,633	0.6
960	Randstad NV	69,266	0.6
681	Wolters Kluwer NV	61,597	0.6
		377,488	3.5
	New Zealand: 0.4%
524	Fisher & Paykel Healthcare Corp. Ltd.	13,505	0.1
8,978	Spark New Zealand Ltd.	28,261	0.3
		41,766	0.4
	Norway: 0.6%
449	Gjensidige Forsikring ASA	10,196	0.1
3,402	Orkla ASA	34,677	0.3
486	Yara International ASA	25,351	0.2
		70,224	0.6
	Portugal: 0.2%
1,498 (1)	Galp Energia SGPS SA	17,249	0.2

	Singapore: 0.9%
8,300	Mapletree Logistics Trust	12,389	0.1
6,800	Singapore Exchange Ltd.	53,269	0.5
14,900	Singapore Telecommunications Ltd.	27,955	0.3
		93,613	0.9
	Spain: 2.0%
1,696	Enagas	36,923	0.3
2,548	Endesa S.A.	67,017	0.6
2,332	Red Electrica Corp. SA	42,811	0.4
5,960	Repsol SA	71,141	0.7
		217,892	2.0
	Sweden: 1.6%
456	Epiroc AB - A Shares	9,867	0.1
1,220	Essity AB	39,818	0.4
387	Lundin Energy AB	12,344	0.1
2,722	Skandinaviska Enskilda Banken AB	34,877	0.3
443	Swedish Match AB	36,266	0.3
1,795	Tele2 AB	23,185	0.2
3,918	Telia Co. AB	16,236	0.2
		172,593	1.6
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Switzerland: 5.1%
53 (1)	EMS-Chemie Holding AG	$49,487	0.5
1,350	LafargeHolcim Ltd.-CHF	83,305	0.8
459	Nestle SA	54,773	0.5
1,094	Novartis AG	93,358	0.9
151	Roche Holding AG	49,249	0.5
196	Schindler Holding AG - Part Cert	55,775	0.5
78	Swiss Life Holding AG	38,004	0.3
295	Zurich Insurance Group AG	121,026	1.1
		544,977	5.1
	United Kingdom: 17.1%
3,605	3i Group PLC	63,851	0.6
1,153	Admiral Group Plc	49,819	0.5
371	Anglo American PLC	15,730	0.1
16,430	Aviva PLC	90,834	0.9
7,385	BAE Systems PLC	51,586	0.5
45,836	Barclays PLC	110,967	1.0
24,953	BP PLC	104,462	1.0
2,355	British American Tobacco PLC	87,378	0.8
719	Croda International PLC	67,169	0.6
8,215	Direct Line Insurance Group PLC	32,324	0.3
1,193	Evraz PLC	10,580	0.1
189	Ferguson PLC	23,838	0.2
6,870	GlaxoSmithKline PLC	126,955	1.2
462	Hargreaves Lansdown PLC	10,969	0.1
1,567	Hikma Pharmaceuticals PLC	52,806	0.5
3,953	Imperial Brands PLC	82,394	0.8
16,272	J Sainsbury Plc	53,445	0.5
441	London Stock Exchange Group PLC	45,056	0.4
15,650	M&G PLC	46,975	0.4
26,625	Natwest Group PLC	72,255	0.7
1,745	Persimmon PLC	75,489	0.7
3,645	Phoenix Group Holdings PLC	35,757	0.3
936	Reckitt Benckiser Group PLC	83,339	0.8
7,278	Sage Group PLC/The	64,123	0.6
5,624	Segro PLC	78,132	0.7
11,430	Standard Chartered PLC	81,998	0.8
1,862	Unilever PLC	108,751	1.0
882	United Utilities Group PLC	11,797	0.1
49,001	Vodafone Group PLC	92,474	0.9
		1,831,253	17.1
	Total Common Stock
	(Cost $8,882,200)	10,154,794	94.9

See Accompanying Notes to Financial Statements
29

Voya International High	PORTFOLIO OF INVESTMENTS
Dividend Low Volatility Fund	as of April 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 3.9%
7,914	iShares MSCI EAFE Value Index ETF	$410,657	3.9
	Total Exchange-Traded Funds
	(Cost $392,385)	410,657	3.9
PREFERRED STOCK: 0.1%
	Germany: 0.1%
125	Henkel AG & Co. KGaA	14,359	0.1
	Total Preferred Stock (Cost $9,942)	14,359	0.1
	Total Long-Term Investments (Cost $9,284,527)	10,579,810	98.9

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.4%
	Repurchase Agreements: 0.1%
11,195 (4)	HSBC Securities USA, Repurchase Agreement dated 04/30/21, 0.00%, due 05/03/21 (Repurchase Amount $11,195, collateralized by various U.S. Government Securities, 0.000%-2.250%, Market Value plus accrued interest $11,419, due 01/15/22-02/15/48) (Cost $11,195)	11,195	0.1
Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.3%
32,000 (5)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030% (Cost $32,000)	32,000	0.3
	Total Short-Term Investments (Cost $43,195)	43,195	0.4
	Total Investments in Securities (Cost $9,327,722)	$10,623,005	99.3
	Assets in Excess of Other Liabilities	78,494	0.7
	Net Assets	$10,701,499	100.0
†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Non-income producing security.

(2)
Security, or a portion of the security, is on loan.

(3)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(4)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(5)
Rate shown is the 7-day yield as of April 30, 2021.

Geographic Diversification as of April 30, 2021 (as a percentage of net assets)
Japan	23.3%
United Kingdom	17.1%
France	8.3%
Australia	8.2%
Germany	8.0%
Switzerland	5.1%
Italy	5.1%
Netherlands	3.5%
Hong Kong	3.4%
Countries between 0.2% – 2.1%^	13.0%
Assets in Excess of Other Liabilities*	5.0%
Net Assets	100.0%

*
Includes short-term investments and exchange-traded funds.

^
Includes 13 countries, which each represents 0.2% – 2.1% of net assets.

Sector Diversification	Percentage of Net Assets
Financials	24.1%
Industrials	14.4
Consumer Staples	10.0
Materials	8.9
Communication Services	7.4
Utilities	6.8
Consumer Discretionary	6.5
Health Care	6.3
Energy	4.2
Exchange-Traded Funds	3.9
Real Estate	3.7
Information Technology	2.7
Short-Term Investments	0.4
Assets in Excess of Other Liabilities	0.7
Net Assets	100.0%

See Accompanying Notes to Financial Statements
30

Voya International High	PORTFOLIO OF INVESTMENTS
Dividend Low Volatility Fund	as of April 30, 2021 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of April 30, 2021 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at April 30, 2021
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$873,909	$—	$873,909
Austria	—	64,447	—	64,447
Belgium	—	39,447	—	39,447
China	—	80,874	—	80,874
Denmark	—	212,418	—	212,418
Finland	33,298	191,264	—	224,562
France	—	886,918	—	886,918
Germany	—	846,114	—	846,114
Hong Kong	10,517	351,748	—	362,265
Ireland	—	60,508	—	60,508
Israel	—	95,808	—	95,808
Italy	—	542,591	—	542,591
Japan	60,457	2,437,421	—	2,497,878
Netherlands	—	377,488	—	377,488
New Zealand	—	41,766	—	41,766
Norway	—	70,224	—	70,224
Portugal	—	17,249	—	17,249
Singapore	—	93,613	—	93,613
Spain	—	217,892	—	217,892
Sweden	—	172,593	—	172,593
Switzerland	—	544,977	—	544,977
United Kingdom	108,751	1,722,502	—	1,831,253
Total Common Stock	213,023	9,941,771	—	10,154,794
Exchange-Traded Funds	410,657	—	—	410,657
Preferred Stock	—	14,359	—	14,359
Short-Term Investments	32,000	11,195	—	43,195
Total Investments, at fair value	$655,680	$9,967,325	$—	$10,623,005

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

#
The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.

At April 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $9,351,746.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$1,491,475
Gross Unrealized Depreciation	(219,147)
Net Unrealized Appreciation	$1,272,328
See Accompanying Notes to Financial Statements
31

Voya Multi-Manager Emerging	PORTFOLIO OF INVESTMENTS
Markets Equity Fund	as of April 30, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 95.9%
	Argentina: 0.5%
67,776	Arcos Dorados Holdings, Inc.	$388,357	0.1
35,390 (1)(2)	Cresud SACIF y A ADR	199,246	0.0
30,400 (1)(2)	IRSA Inversiones y Representaciones SA ADR	116,128	0.0
1,579	IRSA Propiedades Comerciales SA ADR	14,179	0.0
1,640 (2)	MercadoLibre, Inc.	2,576,407	0.4
		3,294,317	0.5
	Brazil: 4.6%
115,528	Ambev SA	318,592	0.0
375,599 (2)	B2W Cia Digital	4,683,190	0.8
80,566	B3 SA -Brasil Bolsa Balcao	764,569	0.1
241,731	Banco Bradesco SA ADR	1,051,530	0.2
123,581 (1)	Banco Santander Brasil S.A. ADR	882,368	0.1
59,241	BB Seguridade Participacoes SA	243,200	0.0
255,592 (2)	BRF SA ADR	991,697	0.2
78,923	Equatorial Energia SA	363,810	0.1
435,000	Fleury SA	2,052,457	0.3
351,006	Itau Unibanco Holding SA ADR	1,755,030	0.3
971,400	JSL SA	1,759,663	0.3
325,400 (3)	Locaweb Servicos de Internet SA	1,749,189	0.3
580,000	Movida Participacoes SA	1,785,256	0.3
91,524	Petroleo Brasileiro SA ADR	776,124	0.1
28,400 (3)	Rede D’Or Sao Luiz SA	368,381	0.1
367,889 (2)	Rumo SA	1,359,253	0.2
31,970	Sendas Distribuidora SA	472,836	0.1
86,848	Telefonica Brasil SA-VIV ADR	688,705	0.1
244,322	TIM SA/Brazil	546,481	0.1
53,434	Totvs S.A.	306,121	0.0
72,023	Vale SA ADR	1,449,103	0.2
62,061	Vale SA	1,253,433	0.2
208,000 (2)	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	1,590,236	0.3
88,804 (2)	Vasta Platform Ltd.	869,391	0.1
269,000 (2)	Westwing Comercio Varejista Ltd.a	443,707	0.1
		28,524,322	4.6
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Chile: 0.6%
19,859	CAP SA	$354,021	0.1
354,974	Cencosud SA	736,938	0.1
22,040	Empresas COPEC SA	237,353	0.0
1,470,442	Enel Americas SA	209,313	0.0
82,747	Falabella SA	373,726	0.1
34,438	Sociedad Quimica y Minera de Chile SA ADR	1,816,260	0.3
		3,727,611	0.6
	China: 30.7%
217,500 (2)	Alibaba Group Holding Ltd.	6,287,429	1.0
86,382 (2)	Alibaba Group Holding Ltd. BABA ADR	19,949,923	3.2
962,000 (2)	Alibaba Health Information Technology Ltd.	2,928,133	0.5
1,090,750 (3)	A-Living Smart City Services Co. Ltd - H Shares	5,013,545	0.8
247,000	Anhui Conch Cement Co., Ltd. - H Shares	1,474,258	0.2
15,000	Anta Sports Products Ltd.	267,576	0.0
20,224 (2)	Baidu, Inc. ADR	4,253,714	0.7
4,282 (2)	BeiGene Ltd. ADR	1,471,038	0.2
87,500	Beijing Enterprises Holdings Ltd.	285,425	0.0
256,000 (4)	Brilliance China Automotive Holdings Ltd.	240,584	0.0
1,751,000 (3)	CGN Power Co. Ltd. - H Shares	402,835	0.1
439,000	China Conch Venture Holdings Ltd.	2,071,335	0.3
2,482,000	China Education Group Holdings Ltd.	5,992,104	1.0
644,000 (3)	China Feihe Ltd.	1,829,866	0.3
188,500	China Hongqiao Group Ltd.	297,526	0.0
131,000	China Lesso Group Holdings Ltd.	329,519	0.1
181,000	China Longyuan Power Group Corp. Ltd. - H Shares	266,166	0.0
195,000	China Medical System Holdings Ltd.	450,398	0.1
67,000	China Mengniu Dairy Co., Ltd.	358,591	0.1

See Accompanying Notes to Financial Statements
32

Voya Multi-Manager Emerging	PORTFOLIO OF INVESTMENTS
Markets Equity Fund	as of April 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
226,000	China Merchants Port Holdings Co. Ltd.	$361,567	0.1
488,000	China National Building Material Co., Ltd. - H Shares	704,717	0.1
124,500	China Overseas Land & Investment Ltd.	315,092	0.0
60,200	China Pacific Insurance Group Co., Ltd. - H Shares	216,676	0.0
1,905,650	China Petroleum & Chemical Corp. - H Shares	939,878	0.1
1,614,000	China Power International Development Ltd. - H Shares	369,941	0.1
481,000	China Railway Group Ltd. - H Shares	248,332	0.0
68,000	China Resources Beer Holdings Co Ltd.	547,788	0.1
268,000	China Resources Cement Holdings Ltd. - H Shares	291,939	0.0
64,000	China Resources Gas Group Ltd.	346,277	0.1
370,000	China Resources Power Holdings Co.	486,057	0.1
189,000	China Shenhua Energy Co., Ltd. - H Shares	393,667	0.1
410,000 (2)	COSCO Shipping Holdings Co., Ltd. - H Shares	730,446	0.1
514,000	COSCO Shipping Ports, Ltd.	431,757	0.1
35,000	Country Garden Services Holdings Co. Ltd. - H Shares	366,655	0.1
300,800	CSPC Pharmaceutical Group Ltd.	371,289	0.1
98,200	ENN Energy Holdings Ltd.	1,675,742	0.3
277,000	Far East Horizon Ltd.	317,376	0.0
195,500	Fosun International Ltd.	280,764	0.0
1,917,000	Fu Shou Yuan International Group Ltd.	2,072,290	0.3
1,000,000	Shougang Fushan Resources Group Ltd.	261,129	0.0
40,000 (3)	Fuyao Glass Industry Group Co. Ltd. - H Shares	231,578	0.0
41,300 (2)	GDS Holdings Ltd. ADR	3,426,661	0.6
76,000	Geely Automobile Holdings Ltd.	197,957	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
155,000	Great Wall Motor Co. Ltd. - H Shares	$384,799	0.1
204,000	Guangdong Investment Ltd.	314,084	0.0
229,600 (2)	Haier Smart Home Co. Ltd. - H Shares	987,389	0.2
90,000	Haitian International Holdings Ltd.	366,173	0.1
83,000	Hengan International Group Co., Ltd.	536,378	0.1
120,000	Hopson Development Holdings Ltd.	470,627	0.1
121,983	Hundsun Technologies, Inc. - A Shares	1,725,045	0.3
25,961 (2)	iQIYI, Inc. ADR	381,886	0.1
111,546 (2)	JD.com, Inc. ADR	8,629,199	1.4
109,000	Jiangxi Copper Co., Ltd. - H Shares	264,581	0.0
160,500	Kingboard Holdings Ltd.	947,826	0.2
166,500	Kingboard Laminates Holdings Ltd.	415,307	0.1
76,000	Kingdee International Software Group Co., Ltd.	250,280	0.0
2,010,000	Kunlun Energy Co. Ltd.	2,149,157	0.3
800	Kweichow Moutai Co. Ltd. - A Shares (Nth SSE-SEHK)	247,153	0.0
31,200	Kweichow Moutai Co. Ltd. - A Shares (Shanghai)	9,638,975	1.6
163,000	Li Ning Co. Ltd.	1,322,856	0.2
108,800 (2)(3)	Meituan Class B	4,164,246	0.7
21,286	NetEase, Inc. ADR	2,385,309	0.4
190,585 (2)	New Oriental Education & Technology Group, Inc. ADR	2,908,327	0.5
270,000	Nine Dragons Paper Holdings Ltd.	369,975	0.1
90,600 (2)	OneConnect Financial Technology Co. Ltd. ADR	1,335,444	0.2
3,938,000	PetroChina Co., Ltd. - H Shares	1,424,644	0.2
95,000 (3)	Pharmaron Beijing Co. Ltd. - H Shares	1,961,438	0.3
434,000	PICC Property & Casualty Co., Ltd. - H Shares	424,882	0.1
825,881	Ping An Bank Co. Ltd. - A Shares	2,966,305	0.5

See Accompanying Notes to Financial Statements
33

Voya Multi-Manager Emerging	PORTFOLIO OF INVESTMENTS
Markets Equity Fund	as of April 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
475,500	Ping An Insurance Group Co. of China Ltd. - H Shares	$5,184,031	0.8
592,884	Qingdao TGOOD Electric Co. Ltd. - A Shares	2,300,364	0.4
370,500	Shandong Chenming Paper Holdings Ltd. - B Shares	273,015	0.0
112,934	Shanghai Baosight Software Co. Ltd. - A Shares	1,103,091	0.2
51,700	Shenzhou International Group Holdings Ltd.	1,137,348	0.2
114,000	Sinopharm Group Co. - H Shares	351,616	0.1
46,249 (2)	Sohu.com Ltd. ADR	872,719	0.1
5,717 (2)	TAL Education Group ADR	325,583	0.1
354,000	Tencent Holdings Ltd.	28,239,302	4.6
99,805 (2)	Tencent Music Entertainment Group ADR	1,738,603	0.3
444,000	Tingyi Cayman Islands Holding Corp.	797,776	0.1
1,346,000 (3)	Topsports International Holdings Ltd. - H Shares	1,811,823	0.3
27,975 (2)	Trip.com Group Ltd. ADR	1,093,263	0.2
282,000	Tsingtao Brewery Co., Ltd. - H Shares	2,553,959	0.4
1,102,600	Uni-President China Holdings Ltd.	1,339,401	0.2
25,893 (2)	Weibo Corp. ADR	1,305,007	0.2
247,612	Weichai Power Co. Ltd. - H Shares	573,144	0.1
285,900	Wuliangye Yibin Co. Ltd. - A Shares	12,528,516	2.0
11,900 (3)	WuXi AppTec Co. Ltd. - H Shares	280,375	0.0
211,500 (2)(3)	Wuxi Biologics Cayman, Inc.	2,968,994	0.5
143,958	Yifeng Pharmacy Chain Co. Ltd. - A Shares	1,995,778	0.3
38,650	Yum China Holdings, Inc.	2,431,858	0.4
9,000 (2)	Zai Lab Ltd. ADR	1,495,890	0.2
4,000 (2)	Zhihu, Inc. ADR	38,240	0.0
45,500	Zhongsheng Group Holdings Ltd.	344,160	0.1
15,722	ZTO Express Cayman, Inc. ADR	505,620	0.1
		190,317,301	30.7
	Egypt: 0.7%
4,203,268 (2)	Cleopatra Hospital	1,233,366	0.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Egypt (continued)
608,869	Commercial International Bank Egypt SAE	$2,265,717	0.3
421,618 (2)	Fawry for Banking & Payment Technology Services SAE	541,209	0.1
1,070,345	Juhayna Food Industries	375,919	0.1
		4,416,211	0.7
	Georgia: 0.2%
103,572 (2)	Bank of Georgia Group PLC	1,461,843	0.2

	Germany: 0.8%
32,900 (2)(3)	Delivery Hero SE	5,219,308	0.8

	Greece: 0.1%
20,955	OPAP S.A.	321,371	0.1

	Hungary: 0.5%
53,005 (2)	OTP Bank Nyrt	2,382,831	0.4
20,186	Richter Gedeon Nyrt	577,332	0.1
		2,960,163	0.5
	India: 9.9%
10,398	ACC Ltd.	263,769	0.0
38,907	Adani Ports & Special Economic Zone, Ltd.	382,651	0.1
100,696	Ambuja Cements Ltd.	419,251	0.1
8,785	Asian Paints Ltd.	300,380	0.0
96,901	Aurobindo Pharma Ltd.	1,281,911	0.2
8,185	Bajaj Auto Ltd.	423,047	0.1
453,924 (2)(3)	Bandhan Bank Ltd.	2,011,961	0.3
462,000	Cholamandalam Investment and Finance Co. Ltd.	3,555,194	0.6
64,586	Cipla Ltd.	792,942	0.1
204,449	Coal India Ltd.	366,456	0.1
5,714 (2)	Divis Laboratories Ltd.	313,076	0.1
9,579	Dr Reddys Laboratories Ltd.	666,658	0.1
7,719	Eicher Motors Ltd.	251,896	0.0
470,804	GAIL India Ltd.	869,699	0.1
37,925	Grasim Industries Ltd.	716,336	0.1
16,846	Havells India Ltd.	224,767	0.0
57,267	HCL Technologies Ltd.	693,873	0.1
444,052 (2)	HDFC Bank Ltd.	8,436,979	1.4
55,700 (2)	HDFC Bank Ltd. ADR	3,914,596	0.7
19,819	Hero Motocorp Ltd.	753,640	0.1
144,753	Hindalco Industries Ltd.	709,623	0.1
9,911	Housing Development Finance Corp.	322,755	0.1
44,895	Indraprastha Gas Ltd.	307,826	0.1

See Accompanying Notes to Financial Statements
34

Voya Multi-Manager Emerging	PORTFOLIO OF INVESTMENTS
Markets Equity Fund	as of April 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	India (continued)
89,610	Indus Towers Ltd.	$304,679	0.0
5,370 (2)	Info Edge India Ltd.	355,531	0.1
108,910	Infosys Ltd.	1,979,298	0.3
95,208	ITC Ltd.	259,980	0.0
14,782	Larsen & Toubro Ltd.	266,846	0.0
4,569 (3)	Larsen & Toubro Infotech Ltd.	239,590	0.0
1,235,206 (2)(3)	Lemon Tree Hotels Ltd.	588,399	0.1
24,222	Mahindra & Mahindra Ltd.	245,394	0.0
58,131	Marico Ltd.	322,589	0.1
3,711	Maruti Suzuki India Ltd.	322,875	0.1
23,444	Mphasis Ltd.	557,927	0.1
297	MRF Ltd.	323,051	0.1
292,609	NTPC Ltd.	403,965	0.1
152,000 (2)	Oberoi Realty Ltd.	1,121,822	0.2
357,271	Oil & Natural Gas Corp., Ltd.	519,081	0.1
125,465 (2)	Phoenix Mills Ltd.	1,211,671	0.2
8,569	PI Industries Ltd.	290,282	0.0
228,285	Power Grid Corp. of India Ltd.	677,321	0.1
633,854	Reliance Industries Ltd.	17,029,261	2.8
7,667	Reliance Industries Ltd. PP	110,956	0.0
44,354	Sun Pharmaceutical Industries Ltd.	391,476	0.1
9,199	Tata Consultancy Services Ltd.	376,456	0.1
79,084	Tata Consumer Products Ltd.	713,626	0.1
281,116	Tata Power Co. Ltd.	373,944	0.1
55,704	Tata Steel Ltd.	774,827	0.1
68,475	Tech Mahindra Ltd.	886,090	0.1
92,918	UPL Ltd.	759,722	0.1
104,626	Vedanta Ltd.	362,488	0.1
18,221	Voltas Ltd.	235,023	0.0
128,052	Wipro Ltd.	846,898	0.1
56,966	Zee Entertainment Enterprises Ltd.	142,410	0.0
		60,972,764	9.9
	Indonesia: 1.2%
4,320,500	Astra International Tbk PT	1,641,942	0.3
12,580,000	Bank BTPN Syariah Tbk PT	2,841,461	0.5
776,800	Bank Central Asia Tbk PT	1,719,649	0.3
1,154,700	Bank Rakyat Indonesia	323,125	0.0
2,298,300	Telkom Indonesia Persero Tbk PT	507,797	0.1
203,500	United Tractors Tbk PT	297,841	0.0
		7,331,815	1.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Kazakhstan: 0.4%
25,700	Kaspi.KZ JSC GDR	$2,184,500	0.4

	Kenya: 0.3%
4,145,000	Safaricom PLC	1,550,772	0.3

	Kuwait: 0.3%
76,455	Humansoft Holding Co. KSC	834,562	0.2
242,074	Mobile Telecommunications Co. KSCP	483,498	0.1
126,347	National Bank of Kuwait SAKP	344,409	0.0
		1,662,469	0.3
	Malaysia: 0.3%
257,400	Petronas Chemicals Group Bhd	514,814	0.1
673,500	Sime Darby Bhd	371,440	0.0
185,700	Telekom Malaysia BHD	258,691	0.0
160,400	Tenaga Nasional BHD	389,759	0.1
393,800	Top Glove Corp. Bhd	542,041	0.1
475,587 (2)	UEM Sunrise Bhd	49,283	0.0
		2,126,028	0.3
	Mexico: 3.2%
444,050	Alfa SA de CV	309,522	0.0
57,932	America Movil SAB de CV-AMX ADR	807,572	0.1
722,709	America Movil SAB de CV-AMXL	506,257	0.1
286,753 (2)	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand ADR	1,620,154	0.3
134,832 (2)	Cemex SAB de CV ADR	1,063,824	0.2
22,611	Coca-Cola Femsa SA de CV ADR	1,062,039	0.2
60,635	Coca-Cola Femsa SAB de CV - Unit	284,422	0.0
229,122	Fibra Uno Administracion SA de CV	282,769	0.0
14,847	Fomento Economico Mexicano SAB de CV ADR	1,150,643	0.2
36,675	Fomento Economico Mexicano SAB de CV - Unit	284,663	0.0
33,379	Gruma SAB de CV	363,549	0.1
274,037	Grupo Bimbo SAB de CV	547,073	0.1
213,859	Grupo Financiero Banorte	1,214,299	0.2

See Accompanying Notes to Financial Statements
35

Voya Multi-Manager Emerging	PORTFOLIO OF INVESTMENTS
Markets Equity Fund	as of April 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Mexico (continued)
181,597	Grupo Mexico SA de CV Series B	$823,672	0.1
179,880 (2)	Grupo Televisa S.A. - Unit	448,168	0.1
211,512 (2)	Grupo Televisa SAB ADR	2,618,519	0.4
128,198	Orbia Advance Corp. SAB de CV	358,577	0.1
543,963	Qualitas Controladora SAB de CV	2,960,553	0.5
566,000 (2)	Regional SAB de CV	2,887,698	0.5
108,924	Wal-Mart de Mexico SAB de CV	357,201	0.0
		19,951,174	3.2
	Netherlands: 1.4%
82,365	Prosus NV	8,939,254	1.4

	Peru: 0.2%
124,624 (2)	Cia de Minas Buenaventura SAA ADR	1,211,345	0.2

	Philippines: 1.1%
18,810	Ayala Corp.	289,193	0.0
1,893,600	Ayala Land, Inc.	1,263,324	0.2
9,468,000 (2)	Bloomberry Resorts Corp.	1,274,966	0.2
1,214,130	International Container Terminal Services, Inc.	3,275,543	0.5
64,370	Manila Electric Co.	364,696	0.1
16,335	PLDT, Inc.	431,177	0.1
		6,898,899	1.1
	Poland: 0.1%
46,200 (2)	InPost SA	880,376	0.1

	Qatar: 0.2%
125,930	Industries Qatar QSC	464,678	0.1
122,702	Ooredoo QPSC	238,701	0.0
57,257	Qatar Electricity & Water Co. QSC	270,481	0.1
		973,860	0.2
	Russia: 4.6%
245,530	Alrosa PJSC	354,684	0.1
859,000 (3)	Detsky Mir PJSC	1,721,248	0.3
218,800 (2)	Fix Price Group Ltd. GDR	2,046,874	0.3
544,401	Gazprom PJSC ADR	3,315,402	0.5
233,751	Gazprom PJSC	712,676	0.1
6,373,108	Inter RAO UES PJSC	415,364	0.1
18,824	Lukoil PJSC	1,451,605	0.2
21,725 (2)	Mail.ru Group Ltd. GDR	485,238	0.1
1,953	MMC Norilsk Nickel OJSC	666,287	0.1
103,644	Mobile Telesystems OJSC	441,415	0.1
130,870	Novolipetsk Steel PJSC	461,884	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Russia (continued)
4,882	PhosAgro PJSC	$283,476	0.0
536,966	Rosneft Oil Co. PJSC GDR	3,704,012	0.6
180,681 (2)	Rostelecom PJSC	249,282	0.0
87,810	Sberbank of Russia PJSC	346,914	0.0
383,035	Sberbank PAO ADR	6,040,462	1.0
2,030	Sberbank of Russia PJSC	8,059	0.0
22,330	Severstal PAO	526,483	0.1
582,947	Surgutneftegas PJSC	263,655	0.0
65,752	Tatneft PJSC	442,526	0.1
71,105 (2)	Yandex NV	4,660,933	0.8
		28,598,479	4.6
	Saudi Arabia: 0.8%
9,498	Abdullah Al Othaim Markets Co.	340,731	0.0
17,436	Advanced Petrochemical Co.	376,456	0.1
15,576	Al Rajhi Bank	410,104	0.1
8,767 (2)	Bupa Arabia for Cooperative Insurance Co.	270,243	0.0
31,968 (2)	Etihad Etisalat Co.	263,153	0.0
9,177	Jarir Marketing Co.	486,967	0.1
9,007	Mouwasat Medical Services Co.	426,068	0.1
58,545	Riyad Bank	416,038	0.1
16,721	SABIC Agri-Nutrients Co.	467,248	0.1
50,609	Saudi Electricity Co.	350,870	0.0
24,070	Saudi National Bank	364,561	0.1
16,056	Saudi Telecom Co.	542,891	0.1
15,673	Yanbu National Petrochemical Co.	304,305	0.0
		5,019,635	0.8
	Singapore: 0.6%
15,355 (2)	Sea Ltd. ADR	3,877,752	0.6

	South Africa: 2.4%
36,644 (2)	Absa Group Ltd.	308,968	0.0
3,375 (2)	Capitec Bank Holdings Ltd.	345,913	0.1
43,462	Exxaro Resources Ltd.	457,021	0.1
25,345	Mr Price Group Ltd.	317,063	0.1
134,911 (2)	MTN Group Ltd.	853,543	0.1
29,296	MultiChoice Group	252,122	0.0
34,338	Naspers Ltd.	7,814,642	1.3
434,650	Old Mutual Ltd.	378,339	0.1
31,229	Shoprite Holdings Ltd.	311,353	0.0
41,311	Standard Bank Group Ltd.	335,971	0.1
1,412,110 (2)	Transaction Capital Ltd.	3,193,505	0.5
		14,568,440	2.4

See Accompanying Notes to Financial Statements
36

Voya Multi-Manager Emerging	PORTFOLIO OF INVESTMENTS
Markets Equity Fund	as of April 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	South Korea: 12.6%
15,034	Cheil Worldwide, Inc.	$296,072	0.0
27,800 (2)	Doosan Fuel Cell Co. Ltd.	1,120,220	0.2
1,641	E-Mart, Inc.	246,640	0.0
9,020	Hana Financial Group, Inc.	369,725	0.1
14,572	Hankook Tire & Technology Co. Ltd.	628,770	0.1
9,803	Hyundai Engineering & Construction Co. Ltd.	442,882	0.1
2,324	Hyundai Glovis Co., Ltd.	399,704	0.1
5,110	Hyundai Mobis Co. Ltd.	1,236,763	0.2
1,664	Hyundai Motor Co.	316,413	0.0
11,730	Hyundai Steel Co.	583,079	0.1
7,648	KB Financial Group, Inc.	376,500	0.1
21,662	Kia Corp.	1,502,529	0.2
20,225	Korea Electric Power Corp.	429,225	0.1
3,532	Korea Investment Holdings Co., Ltd.	354,570	0.1
1,357	Korea Zinc Co., Ltd.	542,823	0.1
9,334	KT&G Corp.	690,716	0.1
1,281	Kumho Petrochemical Co. Ltd.	297,747	0.0
4,450	LG Chem Ltd.	3,714,807	0.6
3,902	LG Corp.	443,748	0.1
22,736 (2)	LG Display Co., Ltd.	493,749	0.1
11,870	LG Electronics, Inc.	1,667,643	0.3
1,699	LG Innotek Co. Ltd.	304,880	0.0
152,819	LG Uplus Corp.	1,810,482	0.3
1,496	Lotte Chemical Corp.	406,127	0.1
1,526	Lotte Confectionery Co. Ltd.	186,165	0.0
7,018	Lotte Corp.	230,320	0.0
15,729	NAVER Corp.	5,065,085	0.8
353	NCSoft Corp.	262,589	0.0
9,216	POSCO	3,011,925	0.5
18,505	Posco International Corp.	347,832	0.1
31,254 (2)	Samsung Engineering Co. Ltd.	484,777	0.1
3,498	Samsung Electro-Mechanics Co. Ltd.	559,017	0.1
304	Samsung Electronics Co., Ltd. GDR	553,909	0.1
231,798	Samsung Electronics Co., Ltd. 005930	16,894,708	2.7
12,973	Samsung Life Insurance Co. Ltd.	950,047	0.2
7,170	Samsung SDI Co., Ltd.	4,184,989	0.7
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	South Korea (continued)
11,403	Shinhan Financial Group Co., Ltd.	$409,773	0.1
1,485	SK Holdings Co. Ltd.	367,002	0.1
116,454	SK Hynix, Inc.	13,285,230	2.1
1,072 (2)	SK Innovation Co. Ltd.	259,289	0.0
25,511	SK Telecom Co., Ltd.	6,948,538	1.1
172,062	SK Telecom Co., Ltd. ADR	5,168,742	0.8
		77,845,751	12.6
	Spain: 0.1%
20,632	CIE Automotive SA	573,906	0.1

	Taiwan: 14.3%
38,000	Accton Technology Corp.	430,277	0.1
38,794	Advantech Co. Ltd.	490,855	0.1
322,000	ASE Industrial Holding Co. Ltd.	1,345,554	0.2
239,000	Asia Cement Corp.	425,141	0.1
164,000	Asustek Computer, Inc.	2,196,557	0.4
591,000 (2)	AU Optronics Corp.	691,856	0.1
55,000	Catcher Technology Co., Ltd.	388,121	0.1
91,408	Chailease Holding Co. Ltd.	658,692	0.1
154,000	Cheng Shin Rubber Industry Co. Ltd.	297,020	0.0
162,000	Chicony Electronics Co. Ltd.	487,754	0.1
506,000	China Steel Corp.	708,152	0.1
240,500	Chroma ATE, Inc.	1,661,926	0.3
100,000	Chunghwa Telecom Co., Ltd.	407,633	0.1
802,000	Compal Electronics, Inc.	714,816	0.1
196,000	Delta Electronics, Inc.	2,099,732	0.3
26,000	Eclat Textile Co. Ltd.	497,829	0.1
192,000	Eternal Chemical Co. Ltd.	313,986	0.0
590,000	Far Eastern New Century Corp.	699,751	0.1
56,000	Feng TAY Enterprise Co., Ltd.	414,510	0.1
1,154,000 (1)(2)(3)	FIT Hon Teng Ltd.	353,373	0.1
208,000	Formosa Chemicals & Fibre Co.	674,337	0.1
206,000	Formosa Plastics Corp.	778,753	0.1
397,000	HON HAI Precision Industry Co., Ltd.	1,632,086	0.3
477,000	Inventec Co., Ltd.	462,819	0.1
353,000	Lite-On Technology Corp.	799,973	0.1
421,000	MediaTek, Inc.	17,649,413	2.8

See Accompanying Notes to Financial Statements
37

Voya Multi-Manager Emerging	PORTFOLIO OF INVESTMENTS
Markets Equity Fund	as of April 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Taiwan (continued)
94,000	Micro-Star International Co., Ltd.	$615,704	0.1
8,000	momo.com, Inc.	292,737	0.0
285,000	Nan Ya Plastics Corp.	895,606	0.1
118,000	Novatek Microelectronics Corp., Ltd.	2,603,404	0.4
7,000	Parade Technologies Ltd.	343,231	0.1
592,000	Pegatron Corp.	1,550,239	0.2
116,000	Powertech Technology, Inc.	459,873	0.1
145,667	Poya International Co. Ltd.	3,172,475	0.5
279,000	Quanta Computer, Inc.	976,501	0.2
56,000	Realtek Semiconductor Corp.	1,056,435	0.2
327,679	Taiwan Cement Corp.	611,179	0.1
70,000	Taiwan Mobile Co., Ltd.	250,600	0.1
1,574,000	Taiwan Semiconductor Manufacturing Co., Ltd.	33,147,848	5.4
1,752	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	204,528	0.0
996,000	United Microelectronics Corp.	1,986,532	0.3
132,000	Vanguard International Semiconductor Corp.	558,436	0.1
253,000	Wistron Corp.	294,599	0.0
65,000	Wiwynn Corp.	2,114,041	0.3
81,000	Zhen Ding Technology Holding Ltd.	305,746	0.0
		88,720,630	14.3
	Thailand: 0.4%
5,200	Intouch Holdings PCL	10,636	0.0
223,800	Intouch Holdings PCL - Foreign	457,761	0.1
66,300	PTT Exploration & Production PCL	252,095	0.0
60,900	PTT Exploration & Production PCL - Foreign	231,562	0.0
217,400	PTT PCL - Foreign	278,268	0.0
5,000	PTT PCL	6,400	0.0
700	Siam Cement PCL	10,386	0.0
29,000	Siam Cement PCL - Foreign	429,751	0.1
203,900	Sri Trang Gloves Thailand PCL	289,596	0.1
840,000	Thai Beverage PCL	450,957	0.1
		2,417,412	0.4
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Turkey: 1.2%
644,974	Akbank TAS	$380,988	0.1
57,270	Arcelik A/S	237,781	0.0
210,319	AvivaSA Emeklilik ve Hayat AS	467,954	0.1
28,151	BIM Birlesik Magazalar AS	221,026	0.0
180,693	Eregli Demir ve Celik Fabrikalari TAS	415,569	0.1
13,330	Ford Otomotiv Sanayi AS	283,064	0.1
785,930 (2)(3)	MLP Saglik Hizmetleri AS	2,320,173	0.4
876,810 (2)	Sok Marketler Ticaret AS	1,281,563	0.2
227,000	Tofas Turk Otomobil Fabrikasi AS	818,201	0.1
371,881	Turkcell Iletisim Hizmet AS	666,612	0.1
50,378	Turkcell Iletisim Hizmet AS ADR	228,212	0.0
		7,321,143	1.2
	United Kingdom: 0.5%
58,372 (2)	Georgia Capital PLC	453,858	0.1
1,103,000 (2)	Helios Towers PLC	2,607,875	0.4
		3,061,733	0.5
	United States: 1.1%
37,200	Intel Corp.	2,140,116	0.4
49,088 (2)	Laureate Education Inc.- Class A	674,960	0.1
44,670 (2)	Micron Technology, Inc.	3,844,747	0.6
		6,659,823	1.1
	Total Common Stock (Cost $453,453,558)	593,590,407	95.9
PREFERRED STOCK: 1.8%
	Brazil: 0.2%
68,835	Cia de Transmissao de Energia Eletrica Paulista	332,767	0.1
372,807	Itausa SA	691,114	0.1
		1,023,881	0.2
	Chile: 0.0%
5,589	Sociedad Quimica y Minera de Chile SA	294,490	0.0

	Russia: 0.3%
791,654	Surgutneftegas	450,964	0.1
450 (2)	Transneft PJSC	847,740	0.1
251	Transneft PJSC (Russia)	472,851	0.1
		1,771,555	0.3

See Accompanying Notes to Financial Statements
38

Voya Multi-Manager Emerging	PORTFOLIO OF INVESTMENTS
Markets Equity Fund	as of April 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
PREFERRED STOCK: (continued)
	South Korea: 1.3%
125,572	Samsung Electronics Co., Ltd.	$8,244,355	1.3
	Total Preferred Stock (Cost $11,429,529)	11,334,281	1.8
RIGHTS: 0.1%
	Egypt: 0.1%
371,754 (2)	Fawry for Banking & Payment Technology Services SAE	431,814	0.1

	United States: 0.0%
30,400 (1)(2)	IRSA Inversiones y Representaciones SA	608	0.0
	Total Rights (Cost $187,508)	432,422	0.1
	Total Long-Term Investments (Cost $465,070,595)	605,357,110	97.8

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.7%
	Repurchase Agreements: 0.0%
233,127 (5)	National Bank Financial, Repurchase Agreement dated 04/30/21, 0.11%, due 05/03/21 (Repurchase Amount $233,129, collateralized by various U.S. Government Securities, 0.125%-7.125%, Market Value plus accrued interest $237,790, due 05/03/21-09/09/49) (Cost $233,127)	233,127	0.0
Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.7%
10,446,432 (6)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030%
	(Cost $10,446,432)	10,446,432	1.7
Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: (continued)
	Total Short-Term Investments
	(Cost $10,679,559)	$10,679,559	1.7
	Total Investments in Securities (Cost $475,750,154)	$616,036,669	99.5
	Assets in Excess of Other Liabilities	2,973,718	0.5
	Net Assets	$619,010,387	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

ADR
American Depositary Receipt

GDR
Global Depositary Receipt

(1)
Security, or a portion of the security, is on loan.

(2)
Non-income producing security.

(3)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(4)
For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(5)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(6)
Rate shown is the 7-day yield as of April 30, 2021.

Geographic Diversification as of April 30, 2021 (as a percentage of net assets)
China	30.7%
Taiwan	14.3%
South Korea	13.9%
India	9.9%
Russia	4.9%
Brazil	4.8%
Mexico	3.2%
South Africa	2.4%
Netherlands	1.4%
Indonesia	1.2%
Countries between 0.1% – 1.2%^	11.1%
Assets in Excess of Other Liabilities*	2.2%
Net Assets	100.0%

*
Includes short-term investments.

^
Includes 22 countries, which each represents 0.1% – 1.2% of net assets.

See Accompanying Notes to Financial Statements
39

Voya Multi-Manager Emerging	PORTFOLIO OF INVESTMENTS
Markets Equity Fund	as of April 30, 2021 (Unaudited) (continued)

Sector Diversification	Percentage of Net Assets
Information Technology	23.5%
Consumer Discretionary	18.8
Communication Services	13.7
Financials	11.6
Consumer Staples	7.2
Energy	5.7
Materials	5.6
Industrials	5.0
Sector Diversification	Percentage of Net Assets
Health Care	3.8
Utilities	2.0
Real Estate	0.8
Rights	0.1
Short-Term Investments	1.7
Assets in Excess of Other Liabilities	0.5
Net Assets	100.0%

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of April 30, 2021 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at April 30, 2021
Asset Table
Investments, at fair value
Common Stock
Argentina	$3,294,317	$—	$—	$3,294,317
Brazil	28,524,322	—	—	28,524,322
Chile	3,727,611	—	—	3,727,611
China	54,865,660	135,211,057	240,584	190,317,301
Egypt	375,919	4,040,292	—	4,416,211
Georgia	1,461,843	—	—	1,461,843
Germany	—	5,219,308	—	5,219,308
Greece	—	321,371	—	321,371
Hungary	—	2,960,163	—	2,960,163
India	3,914,596	57,058,168	—	60,972,764
Indonesia	—	7,331,815	—	7,331,815
Kazakhstan	2,184,500	—	—	2,184,500
Kenya	1,550,772	—	—	1,550,772
Kuwait	834,562	827,907	—	1,662,469
Malaysia	—	2,126,028	—	2,126,028
Mexico	19,951,174	—	—	19,951,174
Netherlands	—	8,939,254	—	8,939,254
Peru	1,211,345	—	—	1,211,345
Philippines	364,696	6,534,203	—	6,898,899
Poland	880,376	—	—	880,376
Qatar	270,481	703,379	—	973,860
Russia	16,063,671	12,534,808	—	28,598,479
Saudi Arabia	2,314,747	2,704,888	—	5,019,635
Singapore	3,877,752	—	—	3,877,752
South Africa	1,114,287	13,454,153	—	14,568,440
South Korea	5,168,742	72,677,009	—	77,845,751
Spain	—	573,906	—	573,906
Taiwan	1,066,307	87,654,323	—	88,720,630
Thailand	10,386	2,407,026	—	2,417,412
Turkey	5,420,811	1,900,332	—	7,321,143
United Kingdom	3,061,733	—	—	3,061,733
United States	6,659,823	—	—	6,659,823
Total Common Stock	168,170,433	425,179,390	240,584	593,590,407
See Accompanying Notes to Financial Statements
40

Voya Multi-Manager Emerging	PORTFOLIO OF INVESTMENTS
Markets Equity Fund	as of April 30, 2021 (Unaudited) (continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at April 30, 2021
Preferred Stock	1,318,371	10,015,910	—	11,334,281
Rights	431,814	608	—	432,422
Short-Term Investments	10,446,432	233,127	—	10,679,559
Total Investments, at fair value	$180,367,050	$435,429,035	$240,584	$616,036,669
Other Financial Instruments+
Forward Foreign Currency Contracts	—	226	—	226
Total Assets	$180,367,050	$435,429,261	$240,584	$616,036,895
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(13)	$—	$(13)
Futures	(9,269)	—	—	(9,269)
Total Liabilities	$(9,269)	$(13)	$—	$(9,282)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#
The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.

At April 30, 2021, the following forward foreign currency contracts were outstanding for Voya Multi-Manager Emerging Markets Equity Fund:
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
ZAR 1,065,000	USD 73,394	State Street Bank and Trust Co.	05/05/21	$226
EUR 6,000	USD 7,223	State Street Bank and Trust Co.	05/06/21	(13)
				$213
At April 30, 2021, the following futures contracts were outstanding for Voya Multi-Manager Emerging Markets Equity Fund:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
MSCI Emerging Markets Index	50	06/18/21	$3,341,500	$(9,269)
			$3,341,500	$(9,269)
Currency Abbreviations
EUR  –  EU Euro
USD  –  United States Dollar
ZAR  –  South African Rand
See Accompanying Notes to Financial Statements
41

Voya Multi-Manager Emerging	PORTFOLIO OF INVESTMENTS
Markets Equity Fund	as of April 30, 2021 (Unaudited) (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of April 30, 2021 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$226
Total Asset Derivatives		$226
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$13
Equity contracts	Variation margin payable on futures contracts*	9,269
Total Liability Derivatives		$9,282

*
The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the table within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Fund’s Statement of Operations for the period ended April 30, 2021 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts	Futures	Total
Equity contracts	$—	$436,842	$436,842
Foreign exchange contracts	27,766	—	27,766
Total	$27,766	$436,842	$464,608
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts	Futures	Total
Equity contracts	$—	$(38,446)	$(38,446)
Foreign exchange contracts	(281)	—	(281)
Total	$(281)	$(38,446)	$(38,727)
The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at April 30, 2021:
State Street Bank and Trust Co.
Assets:
Forward foreign currency contracts	$226
Total Assets	$226
Liabilities:
Forward foreign currency contracts	$13
Total Liabilities	$13
Net OTC derivative instruments by counterparty, at fair value	$213
Total collateral pledged by the Fund/(Received from counterparty)	$—
Net Exposure(1)	$213

(1)
Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements
42

Voya Multi-Manager Emerging	PORTFOLIO OF INVESTMENTS
Markets Equity Fund	as of April 30, 2021 (Unaudited) (continued)

At April 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $486,994,208.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$151,002,566
Gross Unrealized Depreciation	(20,276,071)
Net Unrealized Appreciation	$130,726,495
See Accompanying Notes to Financial Statements
43

Voya Multi-Manager	PORTFOLIO OF INVESTMENTS
International Equity Fund	as of April 30, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 96.2%
	Argentina: 0.5%
1,665 (1)	MercadoLibre, Inc.	$2,615,682	0.5

	Australia: 1.7%
16,282	Cochlear Ltd.	2,787,151	0.5
179,700	Goodman Group	2,620,489	0.4
91,881 (1)	Seek Ltd.	2,189,723	0.4
452,288 (1)	Sydney Airport - Stapled Security	2,150,910	0.4
		9,748,273	1.7
	Austria: 0.4%
36,848	Andritz AG	2,002,372	0.4

	Belgium: 1.4%
14,200	D’ieteren SA	1,541,882	0.3
44,598 (1)	KBC Group NV	3,460,311	0.6
22,356	Solvay S.A.	2,842,860	0.5
		7,845,053	1.4
	Brazil: 1.2%
144,836	Localiza Rent a Car SA	1,704,580	0.3
217,700	Raia Drogasil SA	1,057,230	0.2
24,831 (1)	StoneCo Ltd.	1,605,076	0.3
63,034 (1)	XP, Inc.	2,496,147	0.4
		6,863,033	1.2
	Canada: 5.3%
38,661	Brookfield Asset Management, Inc.	1,762,336	0.3
38,962	Canadian National Railway Co. - CNR	4,194,640	0.7
2,222	Constellation Software, Inc./Canada	3,261,060	0.6
51,047	Magna International, Inc.	4,820,840	0.8
93,700	Methanex Corp.	3,421,272	0.6
18,199	Ritchie Bros Auctioneers, Inc.	1,157,694	0.2
3,154 (1)	Shopify, Inc.	3,729,637	0.6
236,201	Suncor Energy, Inc.	5,052,048	0.9
48,140	Toronto-Dominion Bank	3,309,466	0.6
		30,708,993	5.3
	China: 6.5%
14,600 (1)	Alibaba Group Holding Ltd.	422,053	0.1
33,367 (1)	Alibaba Group Holding Ltd. BABA ADR	7,706,109	1.3
5,035 (1)	Baidu, Inc. ADR	1,059,011	0.2
1,144,000	China Longyuan Power Group Corp. Ltd. - H Shares	1,682,288	0.3
28,700	China Tourism Group Duty Free Corp. Ltd. - A Shares	1,377,273	0.2
136,584	ENN Energy Holdings Ltd.	2,330,749	0.4
34,100 (1)(2)	Hangzhou Tigermed Consulting Co. Ltd. - H Shares	668,196	0.1
30,971 (1)(3)	Huazhu Group Ltd. ADR	1,826,050	0.3
157,906 (2)	Longfor Group Holdings Ltd.	980,828	0.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
99,418 (1)(2)	Meituan Class B	$3,805,156	0.7
99,560 (1)	New Oriental Education & Technology Group, Inc. ADR	1,519,286	0.3
124,000	Ping An Insurance Group Co. of China Ltd. - H Shares	1,351,882	0.2
140,000	Shandong Sinocera Functional Material Co. Ltd. - A Shares	1,066,372	0.2
67,949	Shanghai International Airport Co. Ltd. - A Shares	514,841	0.1
46,599	Tencent Holdings Ltd.	3,717,297	0.6
53,638 (1)	Tencent Music Entertainment Group ADR	934,374	0.2
24,841 (1)	Trip.com Group Ltd. ADR	970,786	0.2
126,000	Tsingtao Brewery Co., Ltd. - H Shares	1,141,131	0.2
967,000	Weichai Power Co. Ltd. - H Shares	2,238,302	0.4
76,030 (1)(2)	Wuxi Biologics Cayman, Inc.	1,067,294	0.2
58,300	Yifeng Pharmacy Chain Co. Ltd. - A Shares	808,249	0.1
		37,187,527	6.5
	Colombia: 0.4%
187,200	Bancolombia SA	1,392,539	0.3
24,700	BanColombia SA ADR	739,271	0.1
		2,131,810	0.4
	Denmark: 0.7%
7,166 (1)	Ascendis Pharma A/S ADR	1,038,855	0.2
8,336	DSV PANALPINA A/S	1,857,180	0.3
3,390 (1)	Genmab A/S	1,244,002	0.2
		4,140,037	0.7
	Finland: 0.7%
30,442	Kone Oyj	2,391,004	0.4
40,839	Valmet OYJ	1,705,744	0.3
		4,096,748	0.7
	France: 9.1%
121,123	AXA S.A.	3,421,141	0.6
67,992 (1)	BNP Paribas	4,359,514	0.8
87,106 (1)	Bureau Veritas SA	2,605,108	0.4
38,799 (1)	Cie de Saint - Gobain	2,448,040	0.4
17,998	Cie Generale des Etablissements Michelin SCA	2,604,334	0.4
42,027	Edenred	2,382,584	0.4
2,224	Hermes International	2,791,380	0.5
43,726	IPSOS	1,819,710	0.3
2,179	Kering SA	1,746,068	0.3
10,764	L’Oreal S.A.	4,407,560	0.8
2,808	LVMH Moet Hennessy Louis Vuitton SE	2,115,418	0.4
67,374	Publicis Groupe	4,360,460	0.8
12,851	Remy Cointreau SA	2,567,667	0.4

See Accompanying Notes to Financial Statements
44

Voya Multi-Manager	PORTFOLIO OF INVESTMENTS
International Equity Fund	as of April 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	France (continued)
27,493 (1)	Safran S.A.	$4,104,962	0.7
14,127	Schneider Electric SE	2,254,056	0.4
21,062 (1)	UbiSoft Entertainment	1,580,589	0.3
26,368	Vinci SA	2,893,368	0.5
42,204 (1)(2)	Worldline SA/France	4,143,533	0.7
		52,605,492	9.1
	Germany: 7.2%
7,517 (1)	Adidas AG	2,321,718	0.4
7,882	Allianz SE	2,046,310	0.4
14,557 (1)(2)	Auto1 Group SE	822,558	0.1
30,740	BASF SE	2,477,390	0.4
16,324	Bechtle AG	3,324,030	0.6
24,699 (1)	Commerzbank AG	162,870	0.0
147,174	Deutsche Telekom AG	2,832,384	0.5
41,200	Fresenius SE & Co. KGaA	2,024,962	0.3
15,712	Hannover Rueck SE	2,901,407	0.5
23,600	HeidelbergCement AG	2,162,556	0.4
36,145	LANXESS AG	2,660,010	0.5
9,549	Muenchener Rueckversicherungs - Gesellschaft AG	2,759,044	0.5
16,147	Nemetschek SE	1,203,664	0.2
1,669	Rational AG	1,388,376	0.2
30,093	Siemens AG	5,020,586	0.9
70,097 (1)(2)	Zalando SE	7,290,023	1.3
		41,397,888	7.2
	Greece: 0.2%
51,500	Jumbo SA	962,120	0.2

	Hong Kong: 1.8%
390,000	AIA Group Ltd.	4,950,105	0.9
299,741	Techtronic Industries Co., Ltd.	5,438,732	0.9
		10,388,837	1.8
	India: 1.2%
99,354 (1)	HDFC Bank Ltd.	1,887,724	0.3
151,652	Infosys Ltd. ADR	2,741,868	0.5
20,244 (1)	MakeMyTrip Ltd.	555,091	0.1
69,972	Reliance Industries Ltd.	1,879,883	0.3
		7,064,566	1.2
	Ireland: 0.9%
1,113,428 (1)	Greencore Group PLC	2,443,243	0.4
16,463 (1)	Ryanair Holdings PLC ADR	1,923,701	0.3
19,608	Smurfit Kappa PLC	1,002,372	0.2
		5,369,316	0.9
	Italy: 0.6%
17,166	Ferrari NV	3,677,265	0.6

	Japan: 15.0%
61,800	Asahi Group Holdings, Ltd.	2,584,048	0.5
27,300	Bandai Namco Holdings, Inc.	2,003,302	0.4
49,300	Brother Industries Ltd.	1,045,314	0.2
210,000	Daicel Corp.	1,622,675	0.3
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan (continued)
44,300	Dai-ichi Life Holdings, Inc.	$799,928	0.1
11,600	Daiichi Sankyo Co., Ltd.	296,269	0.1
12,440	Daikin Industries Ltd.	2,509,332	0.4
24,600	Daito Trust Construction Co., Ltd.	2,615,791	0.5
31,400	Denso Corp.	2,030,104	0.4
28,300	East Japan Railway Co.	1,938,201	0.3
4,000	Eisai Co., Ltd.	260,888	0.0
700	Fast Retailing Co., Ltd.	574,302	0.1
101,200	Honda Motor Co., Ltd.	3,017,767	0.5
9,600	Hoya Corp.	1,091,187	0.2
50,500 (1)	Japan Airlines Co. Ltd.	1,081,813	0.2
47,800	Kakaku.com, Inc.	1,297,785	0.2
22,200	Kao Corp.	1,427,318	0.2
69,200	KDDI Corp.	2,091,878	0.4
10,856	Keyence Corp.	5,211,456	0.9
355,900	Marubeni Corp.	2,964,375	0.5
475,700	Mitsubishi UFJ Financial Group, Inc.	2,530,770	0.4
31,300	Murata Manufacturing Co., Ltd.	2,488,582	0.4
24,700	Nidec Corp.	2,852,083	0.5
1,500	Nitori Co., Ltd.	268,658	0.0
143,100	Olympus Corp.	2,945,217	0.5
12,200	Oriental Land Co., Ltd.	1,729,483	0.3
26,800	Pigeon Corp.	909,552	0.2
93,805	Recruit Holdings Co. Ltd.	4,229,432	0.7
10,800	Shimano, Inc.	2,469,473	0.4
43,600	Shiseido Co., Ltd.	3,172,827	0.6
6,200	SMC Corp.	3,602,677	0.6
31,400	SoftBank Group Corp.	2,829,474	0.5
64,500	Sony Group Corp.	6,448,641	1.1
13,000	Sugi Holdings Co., Ltd.	998,455	0.2
80,900	Sumitomo Mitsui Trust Holdings, Inc.	2,757,285	0.5
34,800	Suzuki Motor Corp.	1,320,539	0.2
28,487	Sysmex Corp.	2,845,383	0.5
41,400	T&D Holdings, Inc.	508,072	0.1
63,419	Tokio Marine Holdings, Inc.	3,041,379	0.5
1,900	Tokyo Electron Ltd.	862,957	0.2
29,900	Unicharm Corp.	1,162,224	0.2
		86,436,896	15.0
	Mexico: 0.6%
172,900 (1)	Grupo Aeroportuario del C	1,080,315	0.2
103,500 (1)	Grupo Aeroportuario del Pacifico SA de CV	1,065,452	0.2
62,300 (1)	Grupo Aeroportuario del Sureste SA de CV	1,055,013	0.2
		3,200,780	0.6
	Netherlands: 3.5%
383 (1)(2)	Adyen NV	942,603	0.2
24,127 (1)	AerCap Holdings NV	1,405,398	0.2
14,744 (1)	ArcelorMittal SA	428,619	0.1

See Accompanying Notes to Financial Statements
45

Voya Multi-Manager	PORTFOLIO OF INVESTMENTS
International Equity Fund	as of April 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Netherlands (continued)
3,813 (1)	Argenx SE ADR	$1,093,225	0.2
13,912	ASML Holding NV	9,030,904	1.6
66,840 (1)	Koninklijke Philips NV	3,779,362	0.6
9,851	Prosus NV	1,069,151	0.2
132,647	Royal Dutch Shell PLC - Class A	2,526,306	0.4
2,745	Royal Dutch Shell PLC - Class A	51,651	0.0
		20,327,219	3.5
	New Zealand: 0.5%
24,341 (1)	Xero Ltd.	2,651,607	0.5

	Norway: 2.2%
167,799	DNB ASA	3,598,659	0.6
77,816	Equinor ASA	1,571,321	0.3
234,865	SpareBank 1 SR-Bank ASA	3,033,851	0.5
116,876	Sparebanken Vest	1,192,548	0.2
65,347	Yara International ASA	3,408,638	0.6
		12,805,017	2.2
	Portugal: 0.4%
115,233	Jeronimo Martins SGPS SA	2,104,415	0.4

	Russia: 0.4%
137,100	Sberbank PAO ADR	2,162,067	0.4

	Singapore: 1.0%
5,568 (1)	Sea Ltd. ADR	1,406,143	0.2
231,036	United Overseas Bank Ltd.	4,605,186	0.8
		6,011,329	1.0
	South Africa: 0.3%
8,794	Naspers Ltd.	2,001,339	0.3

	South Korea: 4.7%
16,095 (1)(3)	Coupang, Inc.	674,381	0.1
10,400	Hyundai Mobis Co. Ltd.	2,517,090	0.4
48,721	Kia Corp.	3,379,406	0.6
28,800	KT&G Corp.	2,131,199	0.4
191,100	LG Uplus Corp.	2,264,006	0.4
139,579	Samsung Electronics Co., Ltd. 005930	10,173,282	1.8
55,100	Shinhan Financial Group Co., Ltd.	1,980,047	0.4
30,800	SK Hynix, Inc.	3,513,706	0.6
1,445 (1)(2)	SK IE Technology Co. Ltd.	136,401	0.0
		26,769,518	4.7
	Spain: 2.0%
70,964 (2)	Cellnex Telecom SA	4,014,031	0.7
353,563	Iberdrola S.A. - IBEE	4,778,058	0.8
73,923	Industria de Diseno Textil SA	2,630,244	0.5
		11,422,333	2.0
	Sweden: 4.3%
17,452	Atlas Copco AB - A Shares	1,058,290	0.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Sweden (continued)
58,058	Atlas Copco AB - B Shares	$3,012,570	0.5
100,124 (1)	Duni AB	1,419,667	0.2
94,135	Epiroc AB - B Shares	1,843,117	0.3
32,278	Investor AB - B Shares	2,739,969	0.5
65,113	Loomis AB	2,132,284	0.4
89,500	Nibe Industrier AB	3,268,631	0.6
59,083	Sandvik AB	1,461,090	0.2
98,300	SKF AB - B Shares	2,539,656	0.4
10,544 (1)	Spotify Technology SA	2,658,353	0.5
234,071	Svenska Handelsbanken AB	2,710,604	0.5
		24,844,231	4.3
	Switzerland: 1.9%
27,721	Cie Financiere Richemont SA	2,844,917	0.5
966	Lonza Group AG	614,100	0.1
36,124	Nestle SA	4,310,702	0.7
28,068	Novartis AG	2,395,222	0.4
445	Partners Group	633,888	0.1
1,080	Roche Holding AG	352,248	0.1
		11,151,077	1.9
	Taiwan: 2.4%
326,000	Catcher Technology Co., Ltd.	2,300,496	0.4
40,785	MediaTek, Inc.	1,709,813	0.3
263,331	Taiwan Semiconductor Manufacturing Co., Ltd.	5,545,652	1.0
36,470	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	4,257,508	0.7
		13,813,469	2.4
	Thailand: 0.6%
352,400	Kasikornbank PCL - Foreign	1,502,998	0.3
532,500	Siam Commercial Bank PCL - Foreign	1,793,770	0.3
		3,296,768	0.6
	United Kingdom: 14.0%
170,800	Amcor PLC	2,006,900	0.4
114,079	Anglo American PLC	4,836,980	0.8
105,000	Antofagasta PLC	2,704,802	0.5
28,439 (1)	ASOS PLC	2,050,185	0.4
43,371	AstraZeneca PLC	4,616,560	0.8
344,433 (1)(2)	Auto Trader Group PLC	2,711,570	0.5
472,885 (1)	Babcock International Group	1,882,146	0.3
80,487	Bellway PLC	4,015,082	0.7
10,817	Berkeley Group Holdings PLC	691,296	0.1
54,090	Bunzl PLC	1,739,139	0.3
45,782 (1)	Burberry Group PLC	1,303,101	0.2
1,865,100 (1)	Cineworld Group PLC	2,493,138	0.4
44,800	Coca-Cola Europacific Partners PLC	2,545,536	0.4
31,279	CRH PLC - London	1,480,270	0.3
46,441	Diageo PLC	2,084,793	0.4

See Accompanying Notes to Financial Statements
46

Voya Multi-Manager	PORTFOLIO OF INVESTMENTS
International Equity Fund	as of April 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United Kingdom (continued)
4,396	Games Workshop Group PLC	$658,686	0.1
109,261	Hargreaves Lansdown PLC	2,594,026	0.4
92,159	HomeServe PLC	1,392,757	0.2
220,036 (1)	Inchcape PLC	2,374,999	0.4
88,952	Intermediate Capital Group PLC	2,685,435	0.5
25,408	Intertek Group PLC	2,153,810	0.4
177,730 (1)	John Wood Group PLC	690,970	0.1
41,386	Johnson Matthey PLC	1,857,163	0.3
8,105	Linde PLC	2,316,722	0.4
15,438	London Stock Exchange Group PLC	1,577,268	0.3
139,158	Mondi PLC	3,777,251	0.7
26,500 (1)	Next PLC	2,855,794	0.5
132,427	Prudential PLC	2,804,034	0.5
307,646	Rightmove PLC	2,607,972	0.4
60,407	Rio Tinto PLC	5,059,503	0.9
108,932	Segro PLC	1,513,341	0.3
1,464,680	Taylor Wimpey PLC	3,633,411	0.6
282,612 (1)(2)	Trainline PLC	1,780,154	0.3
44,645 (1)	Weir Group PLC	1,181,589	0.2
		80,676,383	14.0
	United States: 2.6%
3,819 (1)	Illumina, Inc.	1,500,256	0.3
4,889 (1)	Mettler Toledo International, Inc.	6,420,822	1.1
55,466	Popular, Inc.	4,102,265	0.7
20,738	TE Connectivity Ltd.	2,788,639	0.5
		14,811,982	2.6
	Total Common Stock (Cost $435,492,270)	553,291,442	96.2

EXCHANGE-TRADED FUNDS: 0.4%
41,006	iShares MSCI ACWI ex US ETF	2,320,529	0.4
	Total Exchange-Traded Funds (Cost $2,281,737)	2,320,529	0.4

PREFERRED STOCK : 0.9%
	China: 0.0%
2,046 (1)(4)(5)	Xiaoju Kuaizhi, Inc., Series A-17 (DiDi Chuxing, Inc.)	106,842	0.0

	Germany: 0.9%
8,615	Sartorius AG	4,860,782	0.9
	Total Preferred Stock (Cost $1,851,804)	4,967,624	0.9
	Total Long-Term Investments (Cost $439,625,811)	560,579,595	97.5
Principal Amount†	Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.9%
	Repurchase Agreements: 0.1%
931,241 (6)	RBC Dominion Securities
Inc., Repurchase Agreement
dated 04/30/21, 0.01%, due
05/03/21 (Repurchase
Amount $931,242,
collateralized by various U.S.
Government/U.S.
Government Agency
Obligations, 0.000%-6.500%,
Market Value plus accrued
interest $949,866, due
06/01/21-12/15/60)
(Cost $931,241)	$931,241	0.1
Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.8%
10,148,018 (7)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030%
	(Cost $10,148,018)	10,148,018	1.8
	Total Short-Term Investments (Cost $11,079,259)	11,079,259	1.9
	Total Investments in Securities (Cost $450,705,070)	$571,658,854	99.4
	Assets in Excess of Other Liabilities	3,624,547	0.6
	Net Assets	$575,283,401	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

ADR
American Depositary Receipt

(1)
Non-income producing security.

(2)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(3)
Security, or a portion of the security, is on loan.

(4)
For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(5)
Restricted security as to resale, excluding Rule 144A securities. As of April 30, 2021, the Fund held restricted securities with a fair value of $106,842 or 0.0% of net assets. Please refer to the table below for additional details.

(6)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(7)
Rate shown is the 7-day yield as of April 30, 2021.

See Accompanying Notes to Financial Statements
47

Voya Multi-Manager	PORTFOLIO OF INVESTMENTS
International Equity Fund	as of April 30, 2021 (Unaudited) (continued)

Geographic Diversification as of April 30, 2021 (as a percentage of net assets)
Japan	15.0%
United Kingdom	14.0%
France	9.1%
Germany	8.1%
China	6.5%
Canada	5.3%
South Korea	4.7%
Sweden	4.3%
Netherlands	3.5%
United States	2.6%
Countries between 0.2% – 2.4%^	24.0%
Assets in Excess of Other Liabilities*	2.9%
Net Assets	100.0%

*
Includes short-term investments and exchange-traded funds.

^
Includes 24 countries, which each represents 0.2% – 2.4% of net assets.

Sector Diversification	Percentage of Net Assets
Consumer Discretionary	18.6%
Industrials	16.6
Financials	15.0
Information Technology	13.0
Materials	7.9
Communication Services	7.5
Health Care	7.3
Consumer Staples	6.2
Energy	2.1
Utilities	1.5
Real Estate	1.4
Exchange-Traded Funds	0.4
Short-Term Investments	1.9
Assets in Excess of Other Liabilities	0.6
Net Assets	100.0%

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of April 30, 2021 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at April 30, 2021
Asset Table
Investments, at fair value
Common Stock
Argentina	$2,615,682	$—	$—	$2,615,682
Australia	—	9,748,273	—	9,748,273
Austria	—	2,002,372	—	2,002,372
Belgium	—	7,845,053	—	7,845,053
Brazil	6,863,033	—	—	6,863,033
Canada	30,708,993	—	—	30,708,993
China	14,015,616	23,171,911	—	37,187,527
Colombia	2,131,810	—	—	2,131,810
Denmark	1,038,855	3,101,182	—	4,140,037
Finland	—	4,096,748	—	4,096,748
France	—	52,605,492	—	52,605,492
Germany	822,558	40,575,330	—	41,397,888
Greece	—	962,120	—	962,120
Hong Kong	—	10,388,837	—	10,388,837
India	3,296,959	3,767,607	—	7,064,566
Ireland	1,923,701	3,445,615	—	5,369,316
Italy	—	3,677,265	—	3,677,265
Japan	—	86,436,896	—	86,436,896
Mexico	3,200,780	—	—	3,200,780
Netherlands	2,498,623	17,828,596	—	20,327,219
New Zealand	—	2,651,607	—	2,651,607
Norway	—	12,805,017	—	12,805,017
Portugal	2,104,415	—	—	2,104,415
Russia	2,162,067	—	—	2,162,067
Singapore	1,406,143	4,605,186	—	6,011,329
See Accompanying Notes to Financial Statements
48

Voya Multi-Manager	PORTFOLIO OF INVESTMENTS
International Equity Fund	as of April 30, 2021 (Unaudited) (continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at April 30, 2021
South Africa	—	2,001,339	—	2,001,339
South Korea	674,381	26,095,137	—	26,769,518
Spain	—	11,422,333	—	11,422,333
Sweden	2,658,353	22,185,878	—	24,844,231
Switzerland	—	11,151,077	—	11,151,077
Taiwan	4,257,508	9,555,961	—	13,813,469
Thailand	—	3,296,768	—	3,296,768
United Kingdom	4,552,436	76,123,947	—	80,676,383
United States	14,811,982	—	—	14,811,982
Total Common Stock	101,743,895	451,547,547	—	553,291,442
Exchange-Traded Funds	2,320,529	—	—	2,320,529
Preferred Stock	—	4,860,782	106,842	4,967,624
Short-Term Investments	10,148,018	931,241	—	11,079,259
Total Investments, at fair value	$114,212,442	$457,339,570	$106,842	$571,658,854
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(12,941)	$—	$(12,941)
Total Liabilities	$—	$(12,941)	$—	$(12,941)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#
The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.

At April 30, 2021, Voya Multi-Manager International Equity Fund held the following restricted securities:
Security	Acquisition Date	Acquisition Cost	Fair Value
Xiaoju Kuaizhi, Inc., Series A-17 (DiDi Chuxing, Inc.)	10/19/2015	$56,114	$106,842
		$56,114	$106,842
At April 30, 2021, the following forward foreign currency contracts were outstanding for Voya Multi-Manager International Equity Fund:
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY 18,812,241	USD 172,714	Morgan Stanley & Co. International PLC	05/06/21	$(582)
USD 296,125	GBP 214,408	State Street Bank and Trust Co.	05/05/21	(1,689)
USD 2,114,605	GBP 1,529,883	The Bank of New York Mellon	05/05/21	(10,410)
USD 747,786	JPY 81,757,661	The Bank of New York Mellon	05/07/21	(260)
				$(12,941)
Currency Abbreviations
GBP	–	British Pound
JPY	–	Japanese Yen
USD	–	United States Dollar
See Accompanying Notes to Financial Statements
49

Voya Multi-Manager	PORTFOLIO OF INVESTMENTS
International Equity Fund	as of April 30, 2021 (Unaudited) (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of April 30, 2021 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$12,941
Total Liability Derivatives		$12,941
The effect of derivative instruments on the Fund’s Statement of Operations for the period ended April 30, 2021 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts
Foreign exchange contracts	$(70,274)
Total	$(70,274)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts
Foreign exchange contracts	$(12,600)
Total	$(12,600)
The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at April 30, 2021:
	Morgan Stanley & Co. International PLC	State Street Bank and Trust Co.	The Bank of New York Mellon	Totals
Liabilities:
Forward foreign currency contracts	$582	$1,689	$10,670	$12,941
Total Liabilities	$582	$1,689	$10,670	$12,941
Net OTC derivative instruments by counterparty, at fair value	$(582)	$(1,689)	$(10,670)	$(12,941)
Total collateral pledged by the Fund/(Received from counterparty)	$—	$—	$—	$—
Net Exposure(1)	$(582)	$(1,689)	$(10,670)	$(12,941)

(1)
Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

At April 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $456,695,127.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$127,270,356
Gross Unrealized Depreciation	(11,977,297)
Net Unrealized Appreciation	$115,293,059
See Accompanying Notes to Financial Statements
50

Voya Multi-Manager International	PORTFOLIO OF INVESTMENTS
Factors Fund	as of April 30, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 97.2%
	Australia: 7.2%
98,065	Amcor PLC	$1,144,745	0.2
28,838	Ansell Ltd.	938,109	0.2
20,039	Aristocrat Leisure Ltd.	571,559	0.1
195,232	Aurizon Holdings Ltd.	561,677	0.1
39,425	Australia & New Zealand Banking Group Ltd.	869,885	0.2
113,213	BHP Group Ltd.	4,120,490	0.9
89,890	BHP Group PLC	2,707,009	0.6
65,622	Brambles Ltd.	525,693	0.1
69,495	Charter Hall Group	750,704	0.2
40,775	Commonwealth Bank of Australia	2,791,320	0.6
70,536	Computershare Ltd.	766,916	0.2
5,013	CSL Ltd.	1,047,189	0.2
91,431	Fortescue Metals Group Ltd.	1,581,879	0.3
124,810	Goodman Group	1,820,051	0.4
161,596	Harvey Norman Holdings Ltd.	655,544	0.1
25,409	JB Hi-Fi Ltd.	903,925	0.2
16,686	Macquarie Group Ltd.	2,056,761	0.4
198,263	Medibank Pvt Ltd.	470,414	0.1
27,980	OZ Minerals Ltd.	510,472	0.1
86,728 (1)	Qantas Airways Ltd.	328,967	0.1
1,886	REA Group Ltd.	229,460	0.1
31,130	Rio Tinto Ltd.	2,893,378	0.6
42,267	Sonic Healthcare Ltd.	1,168,259	0.2
195,447	South32 Ltd. - AUD	430,287	0.1
173,436	Telstra Corp., Ltd.	453,080	0.1
54,273	Wesfarmers Ltd.	2,262,425	0.5
22,303	Westpac Banking Corp.	429,794	0.1
33,454	Woolworths Group Ltd.	1,014,629	0.2
		34,004,621	7.2
	Austria: 0.1%
1,536 (1)	OMV AG	75,508	0.0
4,680	Wienerberger AG	183,476	0.1
		258,984	0.1
	Belgium: 0.9%
15,005	Ageas SA/NV	907,505	0.2
10,424 (1)	KBC Group NV	808,787	0.2
3,145	Sofina SA	1,194,980	0.3
7,704	UCB S.A.	713,378	0.1
13,066	Warehouses De Pauw CVA	460,817	0.1
		4,085,467	0.9
	Brazil: 0.0%
12,500	Cosan SA	208,278	0.0

	Canada: 5.9%
8,333 (1)	Air Canada	167,928	0.0
18,282	Alimentation Couche-Tard, Inc.	619,489	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Canada (continued)
31,544	B2Gold Corp.	$151,926	0.0
1,223	Bank of Montreal	115,430	0.0
15,288	Bank of Nova Scotia	973,512	0.2
10,605	Canadian National Railway Co. - CNR	1,141,732	0.2
4,733	Canadian Pacific Railway Ltd.	1,766,322	0.4
12,103	Canadian Tire Corp. Ltd.	1,929,154	0.4
4,578 (1)	Canfor Corp.	114,343	0.0
21,974 (1)	CGI, Inc.	1,944,167	0.4
22,308	CI Financial Corp.	358,627	0.1
760	Constellation Software, Inc./Canada	1,115,394	0.2
24,032	Empire Co. Ltd.	755,870	0.2
31,450	Enbridge, Inc.	1,213,070	0.3
2,122	Fairfax Financial Holdings Ltd.	969,510	0.2
23,557	First Quantum Minerals Ltd.	542,952	0.1
12,228	Fortis, Inc.	545,467	0.1
2,523	George Weston Ltd.	222,773	0.1
21,270 (2)	Hydro One Ltd.	509,968	0.1
7,345	Intact Financial Corp.	976,306	0.2
8,514	Kirkland Lake Gold Ltd.	316,344	0.1
21,567	Magna International, Inc.	2,036,771	0.4
47,588	Manulife Financial Corp.	1,039,142	0.2
9,765	National Bank Of Canada	709,922	0.2
12,700	Nutrien Ltd.	701,049	0.2
3,970	Open Text Corp.	186,945	0.0
25,502	Power Corp. of Canada	742,767	0.2
10,422	Rogers Communications, Inc.	513,320	0.1
19,803	Royal Bank of Canada	1,889,997	0.4
26,993	Shaw Communications, Inc. - Class B	781,801	0.2
26,303	Sun Life Financial, Inc.	1,418,990	0.3
16,813	TC Energy Corp.	831,793	0.2
5,204	West Fraser Timber Co., Ltd.-WFG	401,789	0.1
		27,704,570	5.9
	China: 2.1%
6,015 (1)	Alibaba Group Holding Ltd. BABA ADR	1,389,164	0.3
1,230 (1)	Baidu, Inc. ADR	258,706	0.1
12,000	Byd Co., Ltd. - H Shares	249,534	0.1
447,000	China CITIC Bank Corp. Ltd. - H Shares	233,351	0.1
377,000	China Construction Bank - H Shares	297,582	0.1
174,400	China Eastern Airlines Corp. Ltd. - A Shares	140,465	0.0

See Accompanying Notes to Financial Statements
51

Voya Multi-Manager International	PORTFOLIO OF INVESTMENTS
Factors Fund	as of April 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China (continued)
32,000	China Mengniu Dairy Co., Ltd.	$171,267	0.0
39,000	China Merchants Bank Co., Ltd. - H Shares	313,264	0.1
58,000	China National Building Material Co., Ltd. - H Shares	83,757	0.0
329,000	China Shenhua Energy Co., Ltd. - H Shares	685,272	0.1
10,800	Ganfeng Lithium Co. Ltd. - A Shares	180,981	0.0
54,500	Great Wall Motor Co. Ltd. - H Shares	135,300	0.0
357,373	Huadian Power International Corp. Ltd. - A Shares	187,546	0.0
378,000	Industrial & Commercial Bank of China - H Shares	245,281	0.1
3,471 (1)	JD.com, Inc. ADR	268,517	0.1
1,000	Kweichow Moutai Co. Ltd. - A Shares (Nth SSE-SEHK)	308,941	0.1
510,000	Lenovo Group Ltd.	696,841	0.1
7,900 (1)(2)	Meituan Class B	302,367	0.1
1,875	NetEase, Inc. ADR	210,113	0.0
3,768 (1)	NIO, Inc. ADR	150,117	0.0
573,000	PICC Property & Casualty Co., Ltd. - H Shares	560,961	0.1
1,000 (1)	Pinduoduo, Inc. ADR	133,930	0.0
156,000	Shandong Chenming Paper Holdings Ltd. - A Shares	257,868	0.1
301,296 (1)	Shanying International Holding Co. Ltd. - A Shares	159,853	0.0
21,600	Tencent Holdings Ltd.	1,723,076	0.4
7,329 (1)	Vipshop Holdings Ltd. ADR	225,513	0.1
3,700	Wuliangye Yibin Co. Ltd. - A Shares	162,139	0.0
1,204	Yum China Holdings, Inc.	75,756	0.0
24,200	Zhejiang Weixing New Building Materials Co. Ltd. - A Shares	87,732	0.0
		9,895,194	2.1
	Denmark: 3.0%
279	AP Moller - Maersk A/S - Class A	655,559	0.1
575	AP Moller - Maersk A/S - Class B	1,430,386	0.3
9,918	Carlsberg A/S	1,740,015	0.4
12,373	DSV PANALPINA A/S	2,756,585	0.6
2,952 (1)	Genmab A/S	1,083,273	0.2
8,450	GN Store Nord A/S	762,082	0.2
33,243	Novo Nordisk A/S	2,452,252	0.5
9,894	Novozymes A/S	701,708	0.1
2,725 (2)	Orsted A/S	396,119	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Denmark (continued)
2,719 (1)	Pandora A/S	$307,924	0.1
46,440	Vestas Wind Systems A/S	1,938,566	0.4
		14,224,469	3.0
	Finland: 1.6%
36,427	Fortum OYJ	957,262	0.2
91,876	Kesko OYJ	2,797,579	0.6
14,291	Kone Oyj	1,122,457	0.3
1,842	Neste Oyj	111,388	0.0
127,986 (1)	Nokia OYJ - Finland	606,267	0.1
18,937	Nokian Renkaat OYJ	705,057	0.2
4,975	Orion Oyj	220,289	0.0
26,614	UPM-Kymmene OYJ	1,040,803	0.2
		7,561,102	1.6
	France: 6.1%
38,103 (1)(3)	Air France-KLM	212,533	0.0
8,736	Air Liquide SA	1,471,170	0.3
2,708	Arkema SA	338,547	0.1
17,368 (1)	BNP Paribas	1,113,602	0.2
10,175	Bouygues SA	436,056	0.1
5,430	Capgemini SE	995,036	0.2
22,780 (1)	Cie de Saint-Gobain	1,437,314	0.3
19,560	Cie Generale des Etablissements Michelin SCA	2,830,358	0.6
218 (1)	Dassault Aviation SA	237,497	0.1
76,393 (1)	Engie SA	1,137,914	0.2
408 (1)	Faurecia SE	22,073	0.0
973	Hermes International	1,221,229	0.3
401	Iliad SA	72,817	0.0
6,659	Ipsen SA	643,763	0.1
314	Kering SA	251,613	0.1
9,011	Klepierre SA	239,163	0.1
8,363	Legrand S.A.	814,057	0.2
2,644	L’Oreal S.A.	1,082,645	0.2
3,138	LVMH Moet Hennessy Louis Vuitton SE	2,364,025	0.5
76,931	Orange SA	958,043	0.2
27,620	Publicis Groupe	1,787,572	0.4
17,919	Sanofi	1,878,679	0.4
466	Sartorius Stedim Biotech	214,028	0.0
15,390	Schneider Electric SE	2,455,576	0.5
7,107 (1)	SCOR SE	229,639	0.0
41,222 (1)	Societe Generale	1,172,656	0.3
4,637 (1)	Sodexo SA	463,926	0.1
25,425	Suez SA	607,688	0.1
2,378	Teleperformance	918,256	0.2
2,484	Thales S.A.	253,236	0.1
6,992	Total SE	309,032	0.1
12,497	Vivendi SE	435,654	0.1

See Accompanying Notes to Financial Statements
52

Voya Multi-Manager International	PORTFOLIO OF INVESTMENTS
Factors Fund	as of April 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	France (continued)
656	Wendel SE	$87,321	0.0
		28,692,718	6.1
	Germany: 5.1%
1,364 (1)	Adidas AG	421,288	0.1
3,019	Allianz SE	783,787	0.2
15,028	BASF SE	1,211,132	0.3
3,905	Bayer AG	252,687	0.1
7,680	Bayerische Motoren Werke AG	769,618	0.2
1,509	Bechtle AG	307,275	0.1
12,660	Brenntag SE	1,136,554	0.2
42,537 (1)	Commerzbank AG	280,497	0.1
9,302 (1)	Continental AG	1,257,073	0.3
21,328	Daimler AG	1,898,174	0.4
13,920 (1)(3)	Deutsche Lufthansa AG	179,825	0.0
64,535	Deutsche Post AG	3,800,947	0.8
19,628	Deutsche Wohnen SE	1,061,853	0.2
42,420	E.ON AG	511,496	0.1
12,875	Fresenius SE & Co. KGaA	632,801	0.1
998	Hannover Rueck SE	184,293	0.0
7,169	HeidelbergCement AG	656,922	0.1
5,241 (1)	HelloFresh SE	434,770	0.1
8,323	Hugo Boss AG	383,901	0.1
11,455	Infineon Technologies AG	459,354	0.1
5,570	LEG Immobilien SE	774,987	0.2
1,777 (1)	Morphosys AG	167,776	0.0
2,246	Rheinmetall AG	234,347	0.1
27,061	RWE AG	1,027,562	0.2
4,679	SAP SE	655,160	0.1
12,365	Siemens AG	2,062,923	0.4
3,908 (1)	Siemens Energy AG	130,711	0.0
155,437 (3)	Telefonica Deutschland Holding AG	451,729	0.1
17,214	Vonovia SE	1,131,046	0.2
7,367 (1)(2)	Zalando SE	766,161	0.2
		24,026,649	5.1
	Hong Kong: 1.9%
166,200	AIA Group Ltd.	2,109,506	0.5
185,000	CK Asset Holdings Ltd.	1,158,215	0.2
113,902	CK Hutchison Holdings Ltd.	930,933	0.2
119,000	HKT Trust & HKT Ltd. - Stapled Security	172,786	0.0
27,400	Hong Kong Exchanges and Clearing Ltd.	1,652,523	0.4
31,000	Kerry Properties Ltd.	104,449	0.0
53,000	Techtronic Industries Co., Ltd.	961,673	0.2
1,214,500 (2)	WH Group Ltd.	1,058,196	0.2
248,000	Xinyi Glass Holding Co. Ltd.	878,665	0.2
		9,026,946	1.9
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	India: 0.4%
18,077 (1)	Axis Bank Ltd.	$173,773	0.0
3,163 (1)	Divis Laboratories Ltd.	173,304	0.0
8,302	Housing Development Finance Corp.	270,357	0.1
5,812 (1)	ICICI Bank Ltd. ADR	94,736	0.0
11,019	Infosys Ltd.	200,256	0.1
7,925	Infosys Ltd. ADR	143,284	0.0
5,219	Larsen & Toubro Ltd.	94,214	0.0
25,002	Reliance Industries Ltd.	671,709	0.2
4,412	Tata Consultancy Services Ltd.	180,555	0.0
		2,002,188	0.4
	Indonesia: 0.0%
389,900	Bank Mandiri Persero TBK PT	166,004	0.0
	Ireland: 0.6%
7,823	DCC PLC	678,791	0.1
27,066	James Hardie Industries SE	891,944	0.2
14,517	Smurfit Kappa PLC	744,747	0.2
9,348	Smurfit Kappa PLC	477,875	0.1
		2,793,357	0.6
	Israel : 0.3%
55,803	Bank Leumi Le-Israel BM	391,722	0.1
4,137 (1)	Nice Ltd.	997,698	0.2
		1,389,420	0.3
	Italy: 1.4%
448,713	A2A SpA	877,675	0.2
13,975	Azimut Holding S.p.A.	334,360	0.1
7,326	Buzzi Unicem SpA	195,473	0.0
419	DiaSorin SpA	71,162	0.0
82,202	Enel S.p.A.	816,215	0.2
32,409	ENI S.p.A.	386,022	0.1
2,998	Ferrari NV	642,226	0.1
40,270 (1)	FinecoBank Banca Fineco SpA	692,639	0.2
16,519 (1)	Moncler SpA	1,012,462	0.2
25,759 (2)	Poste Italiane SpA	337,216	0.1
30,482	Prysmian SpA	953,682	0.2
31,777 (1)	Unipol Gruppo Finanziario SpA	173,666	0.0
		6,492,798	1.4
	Japan: 22.8%
4,300	Advantest Corp.	406,501	0.1
25,700	Aeon Co., Ltd.	701,325	0.2
16,800	AGC, Inc.	766,069	0.2
14,100	Aisin Corp.	542,707	0.1
30,400	Amada Co. Ltd.	329,731	0.1
63,800	Asahi Kasei Corp.	672,100	0.1
4,200	ASKUL Corp.	153,640	0.0

See Accompanying Notes to Financial Statements
53

Voya Multi-Manager International	PORTFOLIO OF INVESTMENTS
Factors Fund	as of April 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan (continued)
18,900	Azbil Corp.	$763,131	0.2
10,900	Bandai Namco Holdings, Inc.	799,853	0.2
16,000	Bridgestone Corp.	641,250	0.1
27,800	Canon, Inc.	661,088	0.1
19,300	COMSYS Holdings Corp.	599,189	0.1
14,700	Daicel Corp.	113,587	0.0
44,600	Dai-ichi Life Holdings, Inc.	805,345	0.2
15,900	Daiichi Sankyo Co., Ltd.	406,093	0.1
5,400	Daikin Industries Ltd.	1,089,260	0.2
10,500	Daito Trust Construction Co., Ltd.	1,116,496	0.2
26,300	Daiwa House Industry Co., Ltd.	779,854	0.2
22	Daiwa Office Investment Corp.	158,976	0.0
111	Daiwa Securities Living Investments Corp.	113,915	0.0
22,900	Denso Corp.	1,480,554	0.3
18,400	Ebara Corp.	786,207	0.2
323,700	ENEOS Holdings, Inc.	1,392,206	0.3
5,700	Fanuc Ltd.	1,312,613	0.3
5,900	Fuji Machine Manufacturing Co., Ltd.	157,050	0.0
12,400	Fujitsu Ltd.	1,969,839	0.4
3,000	GMO Payment Gateway, Inc.	381,431	0.1
35,900	Hakuhodo DY Holdings, Inc.	607,583	0.1
21,800	Hitachi Ltd.	1,079,050	0.2
3,300	Hitachi Transport System Ltd.	102,524	0.0
65,000	Honda Motor Co., Ltd.	1,938,289	0.4
11,000	Hoya Corp.	1,250,318	0.3
13,500	Ibiden Co., Ltd.	637,248	0.1
20,300 (1)	IHI Corp.	409,953	0.1
46,200	Itochu Corp.	1,442,306	0.3
13,500	Iwatani Corp.	846,092	0.2
11,500 (1)	Japan Airlines Co. Ltd.	246,353	0.1
30,500	Japan Post Holdings Co. Ltd.	256,305	0.1
36,600	Japan Tobacco, Inc.	686,567	0.1
20,900	JSR Corp.	644,223	0.1
17,300	JTEKT Corp.	156,041	0.0
67,300	Kajima Corp.	930,959	0.2
1,000	Kakaku.com, Inc.	27,150	0.0
10,700	Kaneka Corp.	416,741	0.1
32,200	KDDI Corp.	973,389	0.2
134	Kenedix Retail REIT Corp.	343,223	0.1
3,100	Keyence Corp.	1,488,165	0.3
7,200	Kikkoman Corp.	442,470	0.1
10,100	Koito Manufacturing Co., Ltd.	630,045	0.1
31,900	Komatsu Ltd.	938,008	0.2
35,300	Kubota Corp.	830,460	0.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan (continued)
16,800	Lixil Corp.	$455,060	0.1
14,900	Makita Corp.	671,025	0.1
151,200	Marubeni Corp.	1,259,380	0.3
7,300	MEIJI Holdings Co., Ltd.	452,991	0.1
96,900	Mitsubishi Chemical Holdings Corp.	721,370	0.2
24,600	Mitsubishi Corp.	680,208	0.1
97,100	Mitsubishi Electric Corp.	1,496,151	0.3
46,100	Mitsubishi Estate Co., Ltd.	758,755	0.2
35,300	Mitsubishi Gas Chemical Co., Inc.	815,596	0.2
36,200	Mitsubishi Heavy Industries Ltd.	1,077,615	0.2
17,600	Mitsubishi UFJ Financial Group, Inc.	93,634	0.0
96,900	Mitsui & Co., Ltd.	2,044,943	0.4
20,700	Mitsui Chemicals, Inc.	651,635	0.1
23,000	Mitsui OSK Lines Ltd.	924,695	0.2
57,000	Mizuho Financial Group, Inc.	802,242	0.2
7,000	MonotaRO Co. Ltd.	177,747	0.0
13,600	Murata Manufacturing Co., Ltd.	1,081,301	0.2
4,300	Nabtesco Corp.	193,498	0.0
14,800	NEC Corp.	860,408	0.2
10,100	NH Foods Ltd.	451,113	0.1
16,900	Nikon Corp.	159,131	0.0
1,500	Nintendo Co., Ltd.	860,480	0.2
59,700	Nippon Steel Corp.	1,043,257	0.2
52,400	Nippon Telegraph & Telephone Corp.	1,321,155	0.3
31,400	Nippon Yusen KK	1,234,126	0.3
12,400	Nissan Chemical Corp.	637,519	0.1
59,200 (1)	Nissan Motor Co., Ltd.	297,181	0.1
3,400	Nitori Co., Ltd.	608,958	0.1
27,100	Nitto Denko Corp.	2,242,641	0.5
9,500	NOF Corp.	502,044	0.1
9,700	Nomura Real Estate Holdings, Inc.	239,130	0.1
18,400	Nomura Research Institute Ltd.	564,679	0.1
81,600	Obayashi Corp.	746,597	0.2
1,100	Obic Co., Ltd.	211,999	0.0
68,800	Oji Holdings Corp.	433,977	0.1
18,600	Omron Corp.	1,408,503	0.3
12,200	Ono Pharmaceutical Co., Ltd.	307,304	0.1
2,200	Oriental Land Co., Ltd.	311,874	0.1
102,300	ORIX Corp.	1,651,517	0.4
46,100	Osaka Gas Co., Ltd.	892,310	0.2
11,900	Otsuka Corp.	598,613	0.1

See Accompanying Notes to Financial Statements
54

Voya Multi-Manager International	PORTFOLIO OF INVESTMENTS
Factors Fund	as of April 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan (continued)
29,900	Otsuka Holdings Co. Ltd.	$1,145,904	0.2
23,000	Pan Pacific International Holdings Corp.	495,773	0.1
118,200	Panasonic Corp.	1,387,905	0.3
17,400	Penta-Ocean Construction Co., Ltd.	135,657	0.0
15,500	Recruit Holdings Co. Ltd.	698,856	0.2
64,800	Resona Holdings, Inc.	266,758	0.1
26,100	Ricoh Co., Ltd.	278,908	0.1
4,200	Rinnai Corp.	421,741	0.1
5,600	Rohm Co., Ltd.	552,791	0.1
4,100	Rohto Pharmaceutical Co., Ltd.	105,170	0.0
50,500	Sanwa Holdings Corp.	652,416	0.1
8,900	Secom Co., Ltd.	741,676	0.2
10,900	Sega Sammy Holdings, Inc.	156,444	0.0
8,600	Seino Holdings Co. Ltd.	118,254	0.0
56,700	Sekisui Chemical Co., Ltd.	988,587	0.2
43,500	Sekisui House Ltd.	880,989	0.2
24,200	Seven & I Holdings Co., Ltd.	1,044,862	0.2
13,700	Shimadzu Corp.	480,089	0.1
3,800	Shimano, Inc.	868,889	0.2
41,000	Shimizu Corp.	335,958	0.1
9,800	Shin-Etsu Chemical Co., Ltd.	1,654,261	0.4
9,000	Shionogi & Co., Ltd.	474,473	0.1
4,700	Shiseido Co., Ltd.	342,025	0.1
800	SMC Corp.	464,862	0.1
17,600	SoftBank Group Corp.	1,585,947	0.3
6,900	Sompo Holdings, Inc.	256,439	0.1
35,500	Sony Group Corp.	3,549,252	0.8
18,600	Stanley Electric Co., Ltd.	532,451	0.1
2,400	Sugi Holdings Co., Ltd.	184,330	0.0
53,300	Sumitomo Corp.	724,293	0.2
73,400	Sumitomo Electric Industries Ltd.	1,092,185	0.2
15,200	Sumitomo Metal Mining Co., Ltd.	643,543	0.1
33,500	Sumitomo Mitsui Financial Group, Inc.	1,176,812	0.3
17,600	Sumitomo Realty & Development Co., Ltd.	587,504	0.1
14,200	Suzuki Motor Corp.	538,841	0.1
63,000	T&D Holdings, Inc.	773,152	0.2
21,400	Taisei Corp.	790,693	0.2
9,300	Takeda Pharmaceutical Co., Ltd.	310,625	0.1
400	TDK Corp.	54,245	0.0
11,700	Teijin Ltd.	192,635	0.0
2,600	Tokyo Electron Ltd.	1,180,889	0.3
23,100	Tokyo Gas Co., Ltd.	468,789	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan (continued)
219,700	Toray Industries, Inc.	$1,366,143	0.3
52,800	Tosoh Corp.	935,876	0.2
12,100	Toto Ltd.	629,080	0.1
10,400	Toyota Industries Corp.	835,005	0.2
31,400	Toyota Motor Corp.	2,349,479	0.5
19,200	Toyota Tsusho Corp.	813,590	0.2
10,100	Trend Micro, Inc.	480,749	0.1
8,900	Ube Industries Ltd.	179,963	0.0
6,500	West Holdings Corp.	211,625	0.0
50,100	Yamato Holdings Co., Ltd.	1,413,012	0.3
61,700	Z Holdings Corp.	284,577	0.1
4,500	Zensho Holdings Co., Ltd.	112,861	0.0
9,300	Zeon Corp.	148,286	0.0
		107,461,953	22.8
	Luxembourg: 0.2%
6,748 (1)	Eurofins Scientific SE	668,336	0.1
7,976 (1)	RTL Group SA	468,936	0.1
		1,137,272	0.2
	Malaysia: 0.1%
264,100	Genting Bhd	320,745	0.1
53,200	Hartalega Holdings Bhd	133,293	0.0
		454,038	0.1
	Malta: 0.1%
29,484 (1)	Kindred Group PLC - SDR	507,456	0.1

	Mexico: 0.2%
62,048 (1)	Cemex SAB de CV ADR	489,559	0.1
49,600	Grupo Financiero Banorte	281,630	0.1
		771,189	0.2
	Netherlands: 4.8%
79 (1)(2)	Adyen NV	194,427	0.1
4,548 (1)	Airbus SE	546,944	0.1
16,990	Akzo Nobel NV	2,039,982	0.4
6,748	ASML Holding NV	4,380,430	0.9
4,387 (2)(3)	Euronext NV	441,259	0.1
5,697	EXOR NV	467,570	0.1
127,861	Koninklijke Ahold Delhaize NV	3,441,000	0.7
5,059 (1)	Koninklijke DSM NV	907,084	0.2
178,618	Koninklijke KPN NV	616,166	0.1
44,132 (1)	Koninklijke Philips NV	2,495,374	0.5
14,634	NN Group NV	729,925	0.2
11,581 (1)(2)	Signify NV	657,677	0.1
83,280	Post NL	435,010	0.1
26,549	Randstad NV	1,915,578	0.4
36,246	Royal Dutch Shell PLC - Class A	682,012	0.2
53,391	Royal Dutch Shell PLC - Class B	955,357	0.2

See Accompanying Notes to Financial Statements
55

Voya Multi-Manager International	PORTFOLIO OF INVESTMENTS
Factors Fund	as of April 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Netherlands (continued)
58,731	Stellantis NV	$973,149	0.2
10,084	Wolters Kluwer NV	912,113	0.2
		22,791,057	4.8
	New Zealand: 0.3%
17,112	Fisher & Paykel Healthcare Corp. Ltd.	441,026	0.1
229,006	Spark New Zealand Ltd.	720,869	0.2
		1,161,895	0.3
	Norway: 0.6%
202,516	Norsk Hydro ASA	1,289,579	0.3
30,356	Yara International ASA	1,583,433	0.3
		2,873,012	0.6
	Poland: 0.1%
307,742	Polskie Gornictwo Naftowe I Gazownictwo SA	533,450	0.1

	Portugal: 0.2%
163,409	EDP - Energias de Portugal SA	908,035	0.2

	Russia: 0.3%
4,061	Lukoil PJSC ADR	310,818	0.0
23,946	Polymetal International PLC	494,452	0.1
30,207	Rosneft Oil Co. PJSC GDR	208,851	0.1
84,420	Sberbank of Russia PJSC	333,521	0.1
		1,347,642	0.3
	Singapore: 0.7%
867,900	Frasers Logistics & Commercial Trust	956,397	0.2
103,900	Mapletree Commercial Trust	170,440	0.0
55,900	Oversea-Chinese Banking Corp., Ltd.	511,012	0.1
88,400	Singapore Exchange Ltd.	692,499	0.2
25,800	United Overseas Bank Ltd.	514,265	0.1
143,000	Wilmar International Ltd.	559,649	0.1
		3,404,262	0.7
	South Africa: 0.1%
1,680	Naspers Ltd.	382,335	0.1

	South Korea: 3.8%
227 (1)	Celltrion, Inc.	54,036	0.0
1,478	E-Mart, Inc.	222,141	0.0
14,005	Hana Financial Group, Inc.	574,057	0.1
17,010	Hankook Tire & Technology Co. Ltd.	733,968	0.2
4,407	Hyundai Mobis Co. Ltd.	1,066,617	0.2
26,076	KB Financial Group, Inc.	1,283,685	0.3
23,735	Kia Corp.	1,646,317	0.4
9,642	KT&G Corp.	713,508	0.2
525	LG Chem Ltd.	438,264	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	South Korea (continued)
5,142	LG Corp.	$584,765	0.1
13,113	LG Electronics, Inc.	1,842,274	0.4
2,763	NAVER Corp.	889,747	0.2
5,936	POSCO	1,939,972	0.4
240 (1)(2)	Samsung Biologics Co. Ltd.	172,490	0.0
2,673	Samsung Electro-Mechanics Co. Ltd.	427,173	0.1
43,410	Samsung Electronics Co., Ltd. 005930	3,163,958	0.7
652	Samsung SDI Co., Ltd.	380,560	0.1
14,938	Shinhan Financial Group Co., Ltd.	536,805	0.1
10,033	SK Hynix, Inc.	1,144,578	0.2
		17,814,915	3.8
	Spain: 1.1%
4,727 (1)	Amadeus IT Group SA	321,901	0.1
82,273	Banco Bilbao Vizcaya Argentaria SA	460,697	0.1
95,438	Banco Santander SA	368,159	0.1
25,359	Endesa S.A.	666,988	0.1
160,735	Iberdrola S.A. - IBEE	2,172,176	0.4
2,598	Pharma Mar SA	296,823	0.1
174,873	Telefonica S.A.	810,422	0.2
		5,097,166	1.1
	Sweden: 7.8%
18,395	Alfa Laval AB	621,248	0.1
17,329	Assa Abloy AB	494,043	0.1
17,460	Atlas Copco AB - A Shares	1,058,776	0.2
10,833	Atlas Copco AB - B Shares	562,113	0.1
12,552	Axfood AB	314,110	0.1
55,922	Boliden AB - BOLS	2,175,228	0.5
19,892	Castellum AB	484,412	0.1
91,115	Electrolux AB	2,557,297	0.5
58,415	Epiroc AB - A Shares	1,263,955	0.3
27,232	Epiroc AB - B Shares	533,189	0.1
5,025 (2)	Evolution Gaming Group AB	991,979	0.2
15,501	Getinge AB	524,260	0.1
14,904	Hexagon AB - B Shares	1,423,614	0.3
86,103	Husqvarna AB - B Shares	1,199,031	0.3
15,581	Industrivarden AB-Class A	597,512	0.1
25,630	Indutrade AB	669,345	0.2
7,580	Investor AB - A Shares	643,811	0.1
43,311	Investor AB - B Shares	3,676,523	0.8
93,743	Kinnevik AB	5,173,828	1.1
1,502	Lifco AB	160,853	0.0
24,938	Nibe Industrier AB	910,761	0.2
38,700	Sandvik AB	957,030	0.2
48,375	Securitas AB	823,460	0.2
41,768	Skanska AB	1,131,208	0.3
40,256	SKF AB - B Shares	1,040,044	0.2

See Accompanying Notes to Financial Statements
56

Voya Multi-Manager International	PORTFOLIO OF INVESTMENTS
Factors Fund	as of April 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Sweden (continued)
63,973	Svenska Handelsbanken AB	$740,824	0.2
12,813	Swedish Match AB	1,048,931	0.2
84,306	Telefonaktiebolaget LM Ericsson ADR	1,162,579	0.3
81,793	Telefonaktiebolaget LM Ericsson	1,123,356	0.2
32,736	Trelleborg AB	851,655	0.2
63,348	Volvo AB - B Shares	1,546,995	0.3
		36,461,970	7.8
	Switzerland: 6.9%
66,411	ABB Ltd.	2,157,174	0.4
5,787	Adecco Group AG	392,241	0.1
2,575	Baloise Holding AG	435,416	0.1
7,293	Cie Financiere Richemont SA	748,457	0.2
29,683 (1)	Clariant AG	621,751	0.1
490 (1)	EMS-Chemie Holding AG	457,519	0.1
7,250 (2)	Galenica AG	490,655	0.1
1,810	Geberit AG - Reg	1,190,995	0.2
396	Georg Fischer AG	555,261	0.1
139	Givaudan	582,434	0.1
4,221	Kuehne & Nagel International AG	1,262,057	0.3
43,694	LafargeHolcim Ltd.-CHF	2,696,256	0.6
13,604	Logitech International SA	1,514,185	0.3
1,025	Lonza Group AG	651,607	0.1
32,143	Nestle SA	3,835,647	0.8
26,750	Novartis AG	2,282,749	0.5
1,598	Partners Group	2,276,298	0.5
9,699	Roche Holding AG	3,163,386	0.7
4,525	Sika AG	1,351,448	0.3
3,435 (1)	Sonova Holding AG - Reg	1,017,104	0.2
8,146	STMicroelectronics NV-STM1	304,265	0.1
468	Straumann Holding AG	668,853	0.1
998	Swatch Group AG - BR	305,894	0.1
1,740	Swiss Life Holding AG	847,783	0.2
1,873	Tecan Group AG	912,686	0.2
53,795	UBS Group AG	821,482	0.2
1,590 (2)	VAT Group AG	454,047	0.1
1,006	Zurich Insurance Group AG	412,720	0.1
		32,410,370	6.9
	Taiwan: 1.0%
261,000	Cathay Financial Holding Co., Ltd.	487,244	0.1
354,000	China Development Financial Holding Corp.	164,902	0.0
311,000	CTBC Financial Holding Co. Ltd.	253,105	0.1
62,000	HON HAI Precision Industry Co., Ltd.	254,885	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Taiwan (continued)
3,000	momo.com, Inc.	$109,776	0.0
76,000	Taiwan Semiconductor Manufacturing Co., Ltd.	1,600,532	0.3
180,000	Uni-President Enterprises Corp.	482,122	0.1
309,000	United Microelectronics Corp.	616,304	0.1
335,320	Yuanta Financial Holding Co., Ltd.	311,019	0.1
75,000	Zhen Ding Technology Holding Ltd.	283,098	0.1
		4,562,987	1.0
	Thailand: 0.1%
79,400	Kasikornbank PCL - NVDR	336,077	0.1
62,000	Thanachart Capital PCL - NVDR	70,609	0.0
59,500	Tisco Financial Group PCL - NVDR	176,527	0.0
		583,213	0.1
	United Kingdom: 9.4%
50,133	3i Group PLC	887,941	0.2
21,934	Admiral Group Plc	947,737	0.2
17,052	Antofagasta PLC	439,260	0.1
9,185	Ashtead Group PLC	590,142	0.1
9,944	AstraZeneca PLC	1,058,474	0.2
54,329 (1)(2)	Auto Trader Group PLC	427,708	0.1
240,234	Aviva PLC	1,328,140	0.3
62,067	B&M European Value Retail SA	485,173	0.1
127,936	BAE Systems PLC	893,659	0.2
311,801	Barclays PLC	754,858	0.2
22,460	Barratt Developments PLC	239,473	0.0
8,938	Berkeley Group Holdings PLC	571,212	0.1
310,152	BP PLC	1,298,399	0.3
21,975	British American Tobacco PLC	815,343	0.2
30,498	Bunzl PLC	980,593	0.2
161,591	Centamin PLC	239,614	0.1
17,539	CNH Industrial NV	260,360	0.1
15,545 (1)	Compass Group PLC	338,169	0.1
20,500	CRH PLC - London	970,157	0.2
16,893	Diageo PLC	758,347	0.2
195,431	Direct Line Insurance Group PLC	768,962	0.2
73,061	DS Smith PLC	424,673	0.1
15,522 (1)	easyJet PLC	221,915	0.0
11,857	Evraz PLC	105,151	0.0
23,511	Ferguson PLC	2,965,338	0.6
87,021	GlaxoSmithKline PLC	1,608,121	0.3
12,299 (1)	Greggs PLC	401,304	0.1

See Accompanying Notes to Financial Statements
57

Voya Multi-Manager International	PORTFOLIO OF INVESTMENTS
Factors Fund	as of April 30, 2021 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United Kingdom (continued)
219,240	HSBC Holdings PLC	$1,368,866	0.3
15,350	IG Group Holdings PLC	194,191	0.0
35,451	IMI PLC	779,019	0.2
63,187	Imperial Brands PLC	1,317,035	0.3
7,124	Intertek Group PLC	603,894	0.1
234,452 (1)	ITV PLC	391,853	0.1
27,137	Johnson Matthey PLC	1,217,751	0.3
790,530	Lloyds Banking Group Plc	495,723	0.1
44,535	Mondi PLC	1,208,841	0.3
15,106	National Grid PLC	190,419	0.0
5,340 (1)	Next PLC	575,469	0.1
18,418	Persimmon PLC	796,769	0.2
8,693	Reckitt Benckiser Group PLC	774,001	0.2
20,427	Relx PLC (GBP Exchange)	529,986	0.1
54,153	Rightmove PLC	459,065	0.1
50,214	Rio Tinto PLC	4,205,769	0.9
49,466	Sage Group PLC/The	435,824	0.1
141,703	Segro PLC	1,968,613	0.4
44,699	SSE PLC	906,203	0.2
131,916	Tate & Lyle PLC	1,459,323	0.3
18,475	Unilever PLC - ULVRL	1,082,207	0.2
6,900	Unilever PLC	402,998	0.1
375,266	Vodafone Group PLC	708,199	0.1
86,982	WPP PLC	1,172,696	0.2
		44,024,937	9.4
	Total Common Stock
	(Cost $390,085,711)	457,221,919	97.2
EXCHANGE-TRADED FUNDS: 0.1%
5,676	iShares MSCI EAFE ETF	443,352	0.1
	Total Exchange-Traded Funds
	(Cost $445,037)	443,352	0.1
PREFERRED STOCK: 0.8%
	Brazil: 0.1%
24,300 (1)	Azul SA	172,720	0.1

	Germany: 0.7%
4,656	Henkel AG & Co. KGaA	534,836	0.1
20,951 (1)	Porsche AG	2,208,592	0.5
1,837 (1)	Volkswagen AG	478,283	0.1
		3,221,711	0.7
	Total Preferred Stock
	(Cost $3,165,045)	3,394,431	0.8
Shares		Value	Percentage of Net Assets
RIGHTS: 0.0%
	Netherlands: 0.0%
4,204 (1)	Euronext NV	49,279	0.0
	Total Rights
	(Cost $—)	49,279	0.0
	Total Long-Term Investments
	(Cost $393,695,793)	$461,108,981	98.1
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.3%
	Repurchase Agreements: 0.3%
265,269 (4)	Morgan Stanley, Repurchase Agreement dated 04/30/21, 0.01%, due 05/03/21 (Repurchase Amount $265,269, collateralized by various U.S. Government Agency Obligations, 2.000%-4.000%, Market Value plus accrued interest $270,574, due 04/01/36-05/01/51)	265,269	0.1
1,000,000 (4)	RBC Dominion Securities Inc., Repurchase Agreement dated 04/30/21, 0.01%, due 05/03/21 (Repurchase Amount $1,000,001, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,020,000, due 06/01/21-12/15/60)	1,000,000	0.2
	Total Repurchase Agreements
	(Cost $1,265,269)	1,265,269	0.3

See Accompanying Notes to Financial Statements
58

Voya Multi-Manager International	PORTFOLIO OF INVESTMENTS
Factors Fund	as of April 30, 2021 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
		Mutual Funds: 1.0%
4,998,461	(5)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030% (Cost $4,998,461)	4,998,461	1.0
		Total Short-Term Investments
		(Cost $6,263,730)	6,263,730	1.3
		Total Investments in Securities (Cost $399,959,523)	$467,372,711	99.4
		Assets in Excess of Other Liabilities	3,030,128	0.6
		Net Assets	$470,402,839	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

ADR
American Depositary Receipt

GDR
Global Depositary Receipt

(1)
Non-income producing security.

(2)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(3)
Security, or a portion of the security, is on loan.

(4)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(5)
Rate shown is the 7-day yield as of April 30, 2021.

Geographic Diversification as of April 30, 2021 (as a percentage of net assets)
Japan	22.8%
United Kingdom	9.4%
Sweden	7.8%
Australia	7.2%
Geographic Diversification as of April 30, 2021 (as a percentage of net assets)
Switzerland	6.9%
France	6.1%
Canada	5.9%
Germany	5.8%
Netherlands	4.8%
South Korea	3.8%
Countries between 0.0% – 3.0%^	17.5%
Assets in Excess of Other Liabilities*	2.0%
Net Assets	100.0%

*
Includes short-term investments and exchange-traded funds.

^
Includes 26 countries, which each represents 0.0% – 3.0% of net assets.

Sector Diversification	Percentage of Net Assets
Industrials	19.8%
Consumer Discretionary	14.6
Financials	14.5
Materials	13.6
Information Technology	8.9
Health Care	7.0
Consumer Staples	6.8
Communication Services	4.3
Real Estate	3.2
Utilities	3.0
Energy	2.3
Exchange-Traded Funds	0.1
Rights	0.0
Short-Term Investments	1.3
Assets in Excess of Other Liabilities	0.6
Net Assets	100.0%

See Accompanying Notes to Financial Statements
59

Voya Multi-Manager International	PORTFOLIO OF INVESTMENTS
Factors Fund	as of April 30, 2021 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of April 30, 2021 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at April 30, 2021
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$34,004,621	$—	$34,004,621
Austria	—	258,984	—	258,984
Belgium	—	4,085,467	—	4,085,467
Brazil	208,278	—	—	208,278
Canada	27,704,570	—	—	27,704,570
China	2,711,816	7,183,378	—	9,895,194
Denmark	1,938,566	12,285,903	—	14,224,469
Finland	220,289	7,340,813	—	7,561,102
France	—	28,692,718	—	28,692,718
Germany	$434,770	$23,591,879	$—	$24,026,649
Hong Kong	—	9,026,946	—	9,026,946
India	238,020	1,764,168	—	2,002,188
Indonesia	—	166,004	—	166,004
Ireland	—	2,793,357	—	2,793,357
Israel	—	1,389,420	—	1,389,420
Italy	—	6,492,798	—	6,492,798
Japan	—	107,461,953	—	107,461,953
Luxembourg	—	1,137,272	—	1,137,272
Malaysia	—	454,038	—	454,038
Malta	—	507,456	—	507,456
Mexico	771,189	—	—	771,189
Netherlands	—	22,791,057	—	22,791,057
New Zealand	—	1,161,895	—	1,161,895
Norway	—	2,873,012	—	2,873,012
Poland	—	533,450	—	533,450
Portugal	908,035	—	—	908,035
Russia	208,851	1,138,791	—	1,347,642
Singapore	—	3,404,262	—	3,404,262
South Africa	—	382,335	—	382,335
South Korea	—	17,814,915	—	17,814,915
Spain	—	5,097,166	—	5,097,166
Sweden	3,719,876	32,742,094	—	36,461,970
Switzerland	—	32,410,370	—	32,410,370
Taiwan	—	4,562,987	—	4,562,987
Thailand	—	583,213	—	583,213
United Kingdom	402,998	43,621,939	—	44,024,937
Total Common Stock	39,467,258	417,754,661	—	457,221,919
Exchange-Traded Funds	443,352	—	—	443,352
Preferred Stock	172,720	3,221,711	—	3,394,431
Rights	49,279	—	—	49,279
Short-Term Investments	4,998,461	1,265,269	—	6,263,730
Total Investments, at fair value	$45,131,070	$422,241,641	$—	$467,372,711
Other Financial Instruments+
See Accompanying Notes to Financial Statements
60

Voya Multi-Manager International	PORTFOLIO OF INVESTMENTS
Factors Fund	as of April 30, 2021 (Unaudited) (continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at April 30, 2021
Forward Foreign Currency Contracts	—	8,672	—	8,672
Futures	85,128	—	—	85,128
Total Assets	$45,216,198	$422,250,313	$—	$467,466,511
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(4,603)	$—	$(4,603)
Total Liabilities	$—	$(4,603)	$—	$(4,603)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#
The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.

At April 30, 2021, the following forward foreign currency contracts were outstanding for Voya Multi-Manager International Factors Fund:
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
PLN 83,000	USD 21,906	Citibank N.A.	05/05/21	$(21)
JPY 310,904,000	USD 2,844,111	Citibank N.A.	05/07/21	520
GBP 978,000	USD 1,353,894	JPMorgan Chase Bank N.A.	05/05/21	4,552
GBP 649,179	USD 898,113	State Street Bank and Trust Co.	05/05/21	3,600
JPY 136,326,650	USD 1,251,909	State Street Bank and Trust Co.	05/07/21	(4,582)
				$4,069
At April 30, 2021, the following futures contracts were outstanding for Voya Multi-Manager International Factors Fund:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
MSCI EAFE Index	46	06/18/21	$5,191,790	$85,128
			$5,191,790	$85,128
Currency Abbreviations
GBP –
British Pound

JPY  –
Japanese Yen

PLN –
Polish Zloty

USD –
United States Dollar

See Accompanying Notes to Financial Statements
61

Voya Multi-Manager International	PORTFOLIO OF INVESTMENTS
Factors Fund	as of April 30, 2021 (Unaudited) (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of April 30, 2021 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$8,672
Equity contracts	Variation margin receivable on futures contracts*	85,128
Total Asset Derivatives		$93,800
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$4,603
Total Liability Derivatives		$4,603

*
The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the table within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Fund’s Statement of Operations for the period ended April 30, 2021 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts	Futures	Total
Equity contracts	$—	$1,111,845	$1,111,845
Foreign exchange contracts	29,993	—	29,993
Total	$29,993	$1,111,845	$1,141,838
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts	Futures	Total
Equity contracts	$—	$323,390	$323,390
Foreign exchange contracts	4,875	—	4,875
Total	$4,875	$323,390	$328,265
The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at April 30, 2021:
	Citibank N.A.	JPMorgan Chase Bank N.A.	State Street Bank and Trust Co.	Totals
Assets:
Forward foreign currency contracts	$520	$4,552	$3,600	$8,672
Total Assets	$520	$4,552	$3,600	$8,672
Liabilities:
Forward foreign currency contracts	$21	$—	$4,582	$4,603
Total Liabilities	$21	$—	$4,582	$4,603
Net OTC derivative instruments by counterparty, at fair value	$499	$4,552	$(982)	$4,069
Total collateral pledged by the Fund/(Received from counterparty)	$—	$—	$—	$—
Net Exposure (1)	$499	$4,552	$(982)	$4,069

(1)
Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements
62

Voya Multi-Manager International	PORTFOLIO OF INVESTMENTS
Factors Fund	as of April 30, 2021 (Unaudited) (continued)

At April 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $409,871,560.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$67,908,704
Gross Unrealized Depreciation	(9,862,397)
Net Unrealized Appreciation	$58,046,307
See Accompanying Notes to Financial Statements
63

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited)

BOARD CONSIDERATION AND APPROVAL OF INVESTMENT MANAGEMENT CONTRACTS, SUB-ADVISORY CONTRACTS AND SUB-SUB-ADVISORY CONTRACTS
At a meeting held on November 19, 2020, the Board of Trustees (“Board”) of Voya Mutual Funds (the “Trust”), including a majority of the Board members who have no direct or indirect interest in the management, sub-advisory and sub-sub-advisory contracts, and who are not “interested persons” of Voya International High Dividend Low Volatility Fund, Voya Multi-Manager Emerging Markets Equity Fund, Voya Multi-Manager International Equity Fund, and Voya Multi-Manager International Factors Fund, each a series of the Trust (the “Funds”), as such term is defined under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and approved the renewal of the investment management contracts (the “Management Contracts”) between Voya Investments, LLC (the “Manager”) and the Trust, on behalf of the Funds, and the sub-advisory contracts (the “Sub-Advisory Contracts”) with Baillie Gifford Overseas Limited, Delaware Investments Fund Advisers, PanAgora Asset Management, Inc., Polaris Capital Management, LLC, Van Eck Associates Corporation, Wellington Management Company LLP, and Voya Investment Management Co. LLC, the respective sub-advisers to each Fund (the “Sub-Advisers”), and the sub-sub-advisory contracts (the “Sub-Sub-Advisory Contracts,” and together with the Management Contracts and Sub-Advisory Contracts, the “Contracts”) with Macquarie Investment Management Global Limited and Macquarie Funds Management Hong Kong Limited, the respective sub-sub-advisers to Voya Multi-Manager Emerging Markets Equity Fund (the “Sub-Sub-Advisers”) for an additional one year period ending November 30, 2021.
In addition to the Board meeting on November 19, 2020, the Independent Trustees also held meetings outside the presence of personnel representing the Manager, Sub-Advisers or Sub-Sub-Advisers (collectively, such persons are referred to herein as “management”) on October 8, 2020, and November 17, 2020. At those meetings the Board reviewed and considered materials related to the proposed continuance of the Contracts that they had requested and believed to be relevant to the renewal of the Contracts in light of their own business judgment and the legal advice furnished to them by K&L Gates LLP, their independent legal counsel. The Board also considered information furnished to it throughout the year at meetings of the Board and its committees, including information regarding performance, expenses, and other matters. While the Board considered the renewal of the management contracts, sub-advisory contracts and sub-sub-advisory contracts for all of the applicable investment companies in the Voya family of funds at the same meetings, the Board considered each Voya fund’s investment management, sub-advisory and sub-sub-advisory relationships separately.
The Board has established a Contracts Committee and Investment Review Committees (the “IRCs”), each of which includes only Independent Trustees as members. The Contracts Committee meets several times throughout the year to provide oversight with respect to the management, sub-advisory and sub-sub-advisory contracts approval and renewal process for each Voya fund, among other functions, and each IRC meets several times throughout the year with respect to each Voya fund that is assigned to that IRC to provide oversight regarding the investment performance of the sub-advisers and sub-sub-advisers, as well as the Manager’s role in monitoring the sub-advisers and sub-sub-advisers.
The Contracts Committee oversees, and annually recommends Board approval of updates to, a methodology guide for the Voya funds (“Methodology Guide”), which sets out a framework pursuant to which the Independent Trustees request, and management provides, certain information that the Independent Trustees deem to be important or potentially relevant. The Independent Trustees retain the services of an independent consultant with experience in the mutual fund industry to assist the Contracts Committee in developing and recommending to the Board: (1) a selected peer group of investment companies for each Fund (“Selected Peer Group”) based on that Fund’s particular attributes, such as fund type and size, fund category (as determined by Morningstar, Inc., an independent provider of mutual fund data (“Morningstar”)), sales channels and structure and the Fund share class being compared to the Selected Peer Group; and (2) updates to the Methodology Guide with respect to the content and format of various data prepared in connection with the renewal process, including, but not limited to, investment performance, fee structure, and expense information. In addition, the Independent Trustees periodically have retained an independent firm to test and verify the accuracy of certain information presented to the Board for a representative sample of the Voya funds.
The Manager, a Sub-Adviser or a Sub-Sub-Adviser may not have been able to, or opted not to, provide information in response to certain information requests, in which case the Board conducted its evaluation of the firm based on information that was provided. In such cases, the Board determined that the omission of any such information was not material to its considerations. Additionally, the Board considered the impact of significant market volatility that occurred during and after the period for which information was requested in conducting its evaluation of the Manager, a Sub-Advisers and a Sub-Sub-Adviser.

64

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

Provided below is an overview of certain material factors that the Board considered at its meetings regarding the renewal of the Contracts and the compensation to be paid thereunder. The Board members did not identify any particular information or factor that was most relevant to its consideration, and each Board member may have accorded different weight to the various factors in reaching his or her conclusions with respect to each Fund’s investment management, sub-advisory and sub-sub-advisory arrangements.
Nature, Extent and Quality of Services
The Manager oversees, subject to the authority of the Board, and is responsible for the provision of, all investment advisory and portfolio management services for the Funds, but may delegate certain of these responsibilities to one or more sub-advisers or sub-sub-advisers. In addition, the Manager provides administrative services reasonably necessary for the operation of the Funds as set forth in the Management Contracts, including oversight of the Funds’ operations and risk management and the oversight of their various other service providers.
The Board considered the “manager-of-managers” platform of the Voya funds that has been developed by the Manager pursuant to which the Manager selects, subject to the Board’s approval, sub-advisers and sub-sub-advisers, if any, to provide day-to-day management services to all or a portion of each Voya fund. The Board recognized that the Manager is responsible for monitoring the investment program, performance, developments, ongoing operations, and compliance with applicable regulations and investment policies and restrictions of the Sub-Advisers and Sub-Sub-Advisers with respect to the Funds under this manager-of-managers arrangement. The Board also considered the techniques and resources that the Manager has developed to provide this ongoing oversight and due diligence with respect to the sub-advisers and sub-sub-advisers and to advocate or recommend, when it believes appropriate, changes in investment strategies or investment sub-advisers and sub-sub-advisers designed to assist in improving a Voya fund’s performance. In connection with the Manager’s performance of these duties, the Board considered that the Manager has developed an oversight process formulated by its Manager Research & Selection Group which reviews, among other matters, performance data, each Sub-Adviser’s and Sub-Sub-Adviser’s management team, portfolio data and attribution analysis related to each Sub-Adviser and Sub-Sub-Adviser through various means, including, but not limited to, in-person meetings, on-site or virtual visits, and telephonic meetings with each Sub- Adviser and Sub-Sub-Adviser.
Further, the Board considered periodic compliance reports it receives from the Trust’s Chief Compliance Officer evaluating whether the regulatory compliance systems and procedures of the Manager, Sub-Advisers and Sub-Sub-Advisers are reasonably designed to ensure compliance with the federal securities laws and whether the investment policies and restrictions for each Fund are consistently complied with, and other periodic reports covering related matters.
The Board considered the portfolio management team assigned by the Sub-Advisers and Sub-Sub-Advisers to the Funds and the level of resources committed to the Funds (and other relevant funds in the Voya funds) by the Manager, Sub-Advisers and Sub-Sub-Advisers, and whether those resources are sufficient to provide high-quality services to the Funds.
Based on their deliberations and the materials presented to them, the Board concluded that the nature, extent and quality of the overall services provided by the Manager and each Sub-Adviser and Sub-Sub-Adviser under the Contracts were appropriate.
Fund Performance
In assessing the investment management, sub-advisory and sub-sub-advisory relationships, the Board placed emphasis on the investment returns of each Fund, including its investment performance over certain time periods compared to the Fund’s Morningstar category and primary benchmark, a broad-based securities market index identified in the Fund’s prospectus. With respect to Voya Multi-Manager Emerging Markets Equity Fund, Voya Multi-Manager International Equity Fund, and Voya Multi-Manager International Factors Fund, the Board also reviewed the performance of the Fund assets allocated by the Manager to each Sub-Adviser. The Board also considered information from the Manager Research & Selection Group and received reports summarizing a separate analysis of each Fund’s performance and risk, including risk-adjusted investment return information, from the Trust’s Chief Investment Risk Officer.
Economies of Scale
When evaluating the reasonableness of the management fee schedules, the Board considered whether economies of scale have been or likely will be realized by the Manager, Sub-Advisers and Sub-Sub-Advisers as a Fund grows larger and the extent to which any such economies are shared with the Fund. The Board also considered that, while the Funds do not have management fee breakpoints, they have fee waiver and expense reimbursement arrangements. The Board considered the extent to which economies of scale realized by the Manager, Sub-Advisers

65

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

or Sub-Sub-Advisers could be shared with each Fund through such fee waivers, expense reimbursements or other expense reductions. The Board also considered the impact of fee waiver and expense reimbursement arrangements in instances where a share class of a Fund is operating such that its expense ratio is below the expense limit applicable to that share class. In evaluating these matters, the Board also considered periodic management reports, Selected Peer Group comparisons, and industry information regarding economies of scale. In the case of sub-advisory and sub-sub-advisory fees, the Board considered that breakpoints, if any, would inure to the benefit of the Manager and the relevant Sub-Adviser, respectively.
Information Regarding Services, Performance, and Fee Schedules Offered to Other Clients
The Board considered comparative information regarding the nature of services, performance, and fee schedules offered by the Manager, Sub-Advisers and Sub-Sub-Advisers to other clients with similar investment objectives, if applicable, including other registered investment companies and relevant institutional accounts. When the fee schedules offered to or the performance of such other clients differed materially from a Fund, the Board took into account the underlying rationale provided by the Manager, Sub-Advisers and Sub-Sub-Advisers, as applicable, for these differences. For the non-Voya-affiliated Sub-Advisers and Sub-Sub-Advisers, the Board viewed the information related to any material differences in the fee schedules as not being a key factor in its deliberations because of the arm’s-length nature of negotiations between the Manager and non-Voya-affiliated Sub-Advisers and their Sub-Sub-Advisers with respect to sub-advisory and sub-sub-advisory fee schedules and that the Manager is responsible for paying the fees of the Sub-Advisers and that the applicable Sub-Advisers are responsible for paying the fees of the Sub-Sub-Advisers.
Fee Schedules, Profitability, and Fall-out Benefits
The Board reviewed and considered the contractual management fee schedule and net management fee rate payable by each Fund to the Manager compared to the Fund’s Selected Peer Group. The Board also considered the compensation payable by the Manager to each Sub-Adviser for sub-advisory services for each Fund, including the portion of the contractual and net management fee rates that are paid to each Sub-Adviser, as compared to the compensation paid to the Manager. In this regard, the Board considered that each Sub-Sub-Adviser is compensated by the relevant Sub-Adviser and not the Manager. In addition, the Board considered any fee waivers, expense limitations, and/or recoupment arrangements that apply to the fees payable by the Funds, including whether the Manager intends to propose any changes thereto. The Board also considered the extent to which the Manager currently waives management fees and/or reimburses a Fund for other Fund-level expenses at different rates for different share classes (“Differential Fee Waiver”), including the basis for the Manager’s determination that any Differential Fee Waiver does not and will not result in any cross-subsidization by one share class of another share class. For each Fund, the Board separately determined that the fees payable to the Manager and the fee schedule payable to each Sub-Adviser are reasonable for the services that each performs, which were considered in light of the nature, extent and quality of the services that each has performed and is expected to perform.
For each Fund, the Board considered information on revenues, costs and profits or losses realized by the Manager and the Voya-affiliated Sub-Adviser related to their services to the Fund. In analyzing the profitability of the Manager and its affiliated service providers in connection with services they render to a Fund, the Board took into account the sub-advisory fee rate payable by the Manager to each Sub-Adviser. The Board also considered the profitability of the Manager and its affiliated Sub-Adviser attributable to servicing each Fund both with and without taking into account the profitability of the distributor of the Funds and any revenue sharing payments made by the Manager. The Board did not request profitability data from the Sub-Advisers or Sub-Sub-Advisers that are not affiliated with the Manager because the Board did not view this data as a key factor to its deliberations given the arm’s-length nature of the relationship between the Manager and these non-Voya-affiliated Sub-Advisers and Sub-Sub-Advisers with respect to the negotiation of sub-advisory and sub-sub-advisory fee schedules. In addition, the Board noted that non-Voya-affiliated sub-advisers and sub-sub-advisers may not account for their profits on an account-by-account basis and those that do typically employ different methodologies in connection with these calculations.
Although the Methodology Guide establishes a framework for profit calculation, the Board recognized that there is no uniform methodology within the asset management industry for determining profitability for this purpose. The Board also recognized that the use of different reasonable methodologies can give rise to dramatically different reported profit and loss results with respect to the Manager and the Voya-affiliated Sub-Adviser, as well as other industry participants with whom the profits of the Manager and its affiliated Sub-Adviser could be compared. In addition, the Board recognized that management’s

66

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

calculations regarding its costs incurred in establishing the infrastructure necessary for the Funds’ operations may not be fully reflected in the expenses allocated to each Fund in determining profitability, and that the information presented may not portray all of the costs borne by the Manager or reflect all risks, including entrepreneurial, regulatory, legal and operational risks, associated with offering and managing a mutual fund complex in the current regulatory and market environment.
The Board also considered that the Manager and the Voya-affiliated Sub-Adviser are entitled to earn a reasonable level of profits for the services that they provide to the Funds. The Board also considered information regarding the potential fall-out benefits to the Manager, Sub-Advisers and Sub-Sub-Advisers and their respective affiliates from their association with the Funds, including their ability to engage in soft-dollar transactions on behalf of the Funds. Following its reviews, the Board determined that the Manager’s and the Voya-affiliated Sub-Adviser’s profitability with respect to their services to the Funds and the Manager, Sub-Advisers and Sub-Sub-Advisers’ potential fall-out benefits were not unreasonable.
Fund-by-Fund Analysis
Set forth below are certain of the specific factors that the Board considered at its October 7, 2020, November 17, 2020, and/or November 19, 2020 meetings in relation to approving each Fund’s Contracts and the conclusions reached by the Board. These specific factors are in addition to those considerations discussed above. In each case, the Fund’s performance was compared to its Morningstar category, as well as its primary benchmark. The performance data provided to the Board primarily was for various periods ended March 31, 2020. In addition, the Board also considered at its October 7, 2020, November 17, 2020, and November 19, 2020 meetings certain additional data regarding each Fund’s more recent performance, asset levels and asset flows. Each Fund’s management fee rate and expense ratio were compared to the management fee rates and expense ratios of the funds in its Selected Peer Group. With respect to the quintile rankings noted below, the first quintile represents the range of funds with the highest performance or the lowest management fee rate or expense ratio, as applicable, and the fifth quintile represents the range of funds with the lowest performance or the highest management fee rate or expense ratio, as applicable.
Voya International High Dividend Low Volatility Fund
In considering whether to approve the renewal of the Contracts for Voya International High Dividend Low Volatility Fund, the Board considered that, based on performance data for the periods ended March 31, 2020:
(1) the Fund is ranked in the first quintile of its Morningstar category for the year-to-date and one-year periods, and the second quintile for the three-year period; and (2) the Fund outperformed its primary benchmark for the year-to-date period and underperformed for the one-year and three-year periods.
In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under a Management Contract with a level fee rate that does not include breakpoints; and (2) the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the net management fee rate for the Fund is ranked in the first quintile of net management fee rates of the funds in its Selected Peer Group; (b) the contractual management fee rate for the Fund is ranked in the first quintile of contractual management fee rates of the funds in its Selected Peer Group; and (c) the net expense ratio for the Fund is ranked in the first quintile of net expense ratios of the funds in its Selected Peer Group.
After its deliberation, the Board reached the following conclusions: (1) the Fund’s management fee rate is reasonable in the context of all factors considered by the Board; (2) the Fund’s net expense ratio is reasonable in the context of all factors considered by the Board; (3) the Fund’s performance is reasonable in the context of all factors considered by the Board; and (4) the sub-advisory fee rate payable by the Manager to the Sub-Adviser is reasonable in the context of all factors considered by the Board. Based on these conclusions and other factors, the Board voted to renew the Contracts for the Fund for the year ending November 30, 2021. During this renewal process, different Board members may have given different weight to different individual factors and related conclusions.
Voya Multi-Manager Emerging Markets Equity Fund
In considering whether to approve the renewal of the Contracts for Voya Multi-Manager Emerging Markets Equity Fund, the Board considered that, based on performance data for the periods ended March 31, 2020: (1) the Fund is ranked in the second quintile of its Morningstar category for the three-year and five-year periods, the third quintile for the one-year period, and the fourth quintile for the year-to-date period; and (2) the Fund underperformed its primary benchmark for all periods presented.
In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the

67

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

compensation under a Management Contract with a level fee rate that does not include breakpoints; and (2) the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the net management fee rate for the Fund is ranked in the third quintile of net management fee rates of the funds in its Selected Peer Group; (b) the contractual management fee rate for the Fund is ranked in the second quintile of contractual management fee rates of the funds in its Selected Peer Group; and (c) the net expense ratio for the Fund is ranked in the second quintile of net expense ratios of the funds in its Selected Peer Group.
After its deliberation, the Board reached the following conclusions: (1) the Fund’s management fee rate is reasonable in the context of all factors considered by the Board; (2) the Fund’s net expense ratio is reasonable in the context of all factors considered by the Board; (3) the Fund’s performance is reasonable in the context of all factors considered by the Board; and (4) the sub-advisory fee rate payable by the Manager to each Sub-Adviser and the sub-sub-advisory fee rate payable by a Sub-Adviser to each Sub-Sub-Adviser are reasonable in the context of all factors considered by the Board. Based on these conclusions and other factors, the Board voted to renew the Contracts for the Fund for the year ending November 30, 2021. During this renewal process, different Board members may have given different weight to different individual factors and related conclusions.
Voya Multi-Manager International Equity Fund
In considering whether to approve the renewal of the Contracts for Voya Multi-Manager International Equity Fund, the Board considered that, based on performance data for the periods ended March 31, 2020: (1) the Fund is ranked in the fourth quintile of its Morningstar category for the one-year, three-year and five-year periods, and the fifth quintile for the year-to-date period; and (2) the Fund underperformed its primary benchmark for all periods presented. In analyzing this performance data, the Board took into account management’s representations regarding: (1) the changes in Sub-Advisers managing the Fund, effective July 27, 2020; and (2) its confidence in the ability of each Sub-Adviser to execute the Fund’s investment strategy.
In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under a Management Contract with a level fee rate that does not include breakpoints; and (2) the pricing structure (including the net expense ratio to be borne by shareholders) of the Fund, as compared to its
Selected Peer Group, including that: (a) the net management fee rate for the Fund is ranked in the fifth quintile of net management fee rates of the funds in its Selected Peer Group; (b) the contractual management fee rate for the Fund is ranked in the third quintile of contractual management fee rates of the funds in its Selected Peer Group; and (c) the net expense ratio for the Fund is ranked in the fourth quintile of net expense ratios of the funds in its Selected Peer Group. In analyzing this fee data, the Board took into account management’s representations regarding its belief that the Fund’s pricing is competitive.
After its deliberation, the Board reached the following conclusions: (1) the Fund’s management fee rate is reasonable in the context of all factors considered by the Board; (2) the Fund’s net expense ratio is reasonable in the context of all factors considered by the Board; (3) the Fund’s performance is reasonable in the context of all factors considered by the Board; and (4) the sub-advisory fee rate payable by the Manager to each Sub-Adviser is reasonable in the context of all factors considered by the Board. Based on these conclusions and other factors, the Board voted to renew the Contracts for the Fund for the year ending November 30, 2021. During this renewal process, different Board members may have given different weight to different individual factors and related conclusions.
Voya Multi-Manager International Factors Fund
In considering whether to approve the renewal of the Contracts for Voya Multi-Manager International Factors Fund, the Board considered that, based on performance data for the periods ended March 31, 2020: (1) the Fund is ranked in the third quintile of its Morningstar category for the year-to-date and five-year periods, and the fourth quintile for the one-year and three-year periods; and (2) the Fund underperformed its primary benchmark for all periods presented. In analyzing this performance data, the Board took into account management’s representations regarding: (1) the impact of each Sub-Adviser’s investment style and security selection on the Fund’s performance; (2) the recent change in allocation to the Sub-Advisers and that it is reasonable to provide more time for the purpose of evaluating investment performance; and (3) the fact that management would continue to monitor the Fund’s performance.
In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under a Management Contract with a level fee rate that does not include breakpoints; and (2) the pricing structure (including the net expense ratio to be

68

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the net management fee rate for the Fund is ranked in the fourth quintile of net management fee rates of the funds in its Selected Peer Group; (b) the contractual management fee rate for the Fund is ranked in the fourth quintile of contractual management fee rates of the funds in its Selected Peer Group; and (c) the net expense ratio for the Fund is ranked in the fourth quintile of net expense ratios of the funds in its Selected Peer Group. In analyzing this fee data, the Board took into account Management’s representations regarding its belief that the Fund’s pricing is competitive.
After its deliberation, the Board reached the following conclusions: (1) the Fund’s management fee rate is reasonable in the context of all factors considered by the
Board; (2) the Fund’s net expense ratio is reasonable in the context of all factors considered by the Board; (3) the Fund’s performance is reasonable in the context of all factors considered by the Board; and (4) the sub-advisory fee rate payable by the Manager to each Sub-Adviser is reasonable in the context of all factors considered by the Board. Based on these conclusions and other factors, the Board voted to renew the Contracts for the Fund for the year ending November 30, 2021. During this renewal process, different Board members may have given different weight to different individual factors and related conclusions.

69

Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809
Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund. Check with your investment professional to determine which funds are available for sale within their firm. Not all funds are available for sale at all firms.
RETIREMENT | INVESTMENTS | INSURANCE
voyainvestments.com
167702          (0421-062221)

Semi-Annual Report
April 30, 2021
Classes A, C, I, R, R6 and W
Global Fund-of-Funds
■
Voya Global Diversified Payment Fund

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You will be notified by e-mail when these communications become available on the internet.
PROXY VOTING INFORMATION
A description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Fund’s website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov. Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Fund’s Forms NPORT-P are available on the SEC’s website at www.sec.gov. The Fund’s complete schedule of portfolio holdings is available at: www.voyainvestments.com and without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

Embracing Good News, with Awareness of Uncertainty
Dear Shareholder,
Over the one-year period covered in this report, the financial markets have shown remarkable strength despite the coronavirus pandemic, thanks largely to massive U.S. government spending. Vaccinations are accelerating, economic mobility and activity are broadening and government support is unflagging. Positive data continues to roll in and in our view, the outlook for 2021 economic growth continues to improve. Significant savings built up during the pandemic, coupled with massive fiscal stimulus and more coming, have ignited a consumption boom that we believe is in the early innings. Underscoring this point, reported first-quarter corporate earnings to date have greatly exceeded forecasts.
It is our opinion that the global economy should also experience higher than normal growth, but the global recovery is likely to be uneven as vaccination progress varies considerably across countries and infections rise in certain areas, most notably India. Nevertheless, we believe the overall trajectory is up, which is a positive for stocks. It would not surprise us to see inflation continue to rise, but we believe sizable increases will be transitory. In our view, global interest rates appear likely to go higher; we expect the U.S. 10-year Treasury yield to move toward 2%, but with ups and downs along the way.
While we believe the economy and financial markets are maintaining their recent strength and expected to do so over the near future, there is always the potential for an unexpected turn of events. Therefore, it bears reminding that one should invest to achieve one’s long-term goals, and not seek to beat the market today, this week, this month or this year. Keep focused on your long-term goals and don’t get distracted by short-term news, however compelling the headlines. Should your long-term goals change, discuss the situation thoroughly with your financial advisor before making any changes to your investment portfolio.
Regardless of events, at Voya we remain well prepared for and fully committed to serving our clients without disruption. We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.
Sincerely,
Dina Santoro
President
Voya Family of Funds
May 12, 2021
The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice. International investing does pose special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.
For more complete information, or to obtain a prospectus for any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. A prospectus should be read carefully before investing. Consider a fund’s investment objectives, risks, charges and expenses carefully before investing. A prospectus contains this information and other information about a fund. Check with your financial advisor to determine which Voya mutual funds are available for sale within their firm. Not all funds are available for sale at all firms.

1

shareholder expense example (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2020 to April 30, 2021. The Fund’s expenses are shown without the imposition of any sales charges or fees. Expenses would have been higher if such charges were included.
Actual Expenses
The left section of the table shown below, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The right section of the table shown below, “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Fund Return				Hypothetical (5% return before expenses)
	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Annualized Expense Ratio*	Expenses Paid During the Period Ended April 30, 2021**	Beginning Account Value November 1, 2020	Ending Account Value April 30, 2021	Annualized Expense Ratio*	Expenses Paid During the Period Ended April 30, 2021**
Class A	$1,000.00	$1,191.60	0.59%	$3.21	$1,000.00	$1,021.87	0.59%	$2.96
Class C	1,000.00	1,186.70	1.34	7.27	1,000.00	1,018.15	1.34	6.71
Class I	1,000.00	1,193.10	0.28	1.52	1,000.00	1,023.41	0.28	1.40
Class R	1,000.00	1,190.70	0.84	4.56	1,000.00	1,020.63	0.84	4.21
Class R6	1,000.00	1,193.10	0.28	1.52	1,000.00	1,023.41	0.28	1.40
Class W	1,000.00	1,192.20	0.34	1.85	1,000.00	1,023.11	0.34	1.71

*
The annualized expense ratios do not include expenses of the underlying funds.

**
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

2

STATEMENT OF ASSETS AND LIABILITIES as of April 30, 2021 (Unaudited)

ASSETS:
Investments in securities at fair value*	$18,240
Investments in affiliated underlying funds at fair value**	322,904,821
Investments in unaffiliated underlying funds at fair value***	73,001,091
Short-term investments at fair value†	3,919,152
Cash collateral for futures contracts	2,446,739
Cash pledged as collateral for OTC derivatives (Note 2)	1,710,000
Receivables:
Investment securities sold	346,142
Fund shares sold	287,194
Dividends	108
Variation margin on futures contracts	53,096
Unrealized appreciation on forward foreign currency contracts	803,480
Unrealized appreciation on OTC swap agreements	280,555
Prepaid expenses	52,978
Reimbursement due from Investment Adviser	2,913
Other assets	13,896
Total assets	405,840,405
LIABILITIES:
Income distribution payable	47,779
Payable for investment securities purchased	980,846
Payable for fund shares redeemed	1,090,970
Unrealized depreciation on forward foreign currency contracts	898,388
Payable for investment management fees	84,060
Payable for distribution and shareholder service fees	112,219
Payable to custodian due to bank overdraft	380,000
Payable to trustees under the deferred compensation plan (Note 6)	13,896
Payable for trustee fees	1,961
Other accrued expenses and liabilities	276,089
Written options, at fair value^	250,518
Total liabilities	4,136,726
NET ASSETS	$401,703,679
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$355,539,733
Total distributable earnings	46,163,946
NET ASSETS	$401,703,679
* Cost of investments in securities	$18,240
** Cost of investments in affiliated underlying funds	$301,253,933
*** Cost of investments in unaffiliated underlying funds	$57,055,284
† Cost of short-term investments	$3,919,152
^ Premiums received on written options	$250,518
See Accompanying Notes to Financial Statements
3

STATEMENT OF ASSETS AND LIABILITIES as of April 30, 2021 (Unaudited) (continued)

Class A
Net assets	$179,692,079
Shares authorized	unlimited
Par value	—
Shares outstanding	21,236,542
Net asset value and redemption price per share†	$8.46
Maximum offering price per share (5.75%)(1)	$8.98
Class C
Net assets	$91,547,707
Shares authorized	unlimited
Par value	—
Shares outstanding	10,434,237
Net asset value and redemption price per share†	$8.77
Class I
Net assets	$95,650,468
Shares authorized	unlimited
Par value	—
Shares outstanding	11,369,893
Net asset value and redemption price per share	$8.41
Class R
Net assets	$275,160
Shares authorized	unlimited
Par value	—
Shares outstanding	32,407
Net asset value and redemption price per share	$8.49
Class R6
Net assets	$118,041
Shares authorized	unlimited
Par value	—
Shares outstanding	14,033
Net asset value and redemption price per share	$8.41
Class W
Net assets	$34,420,224
Shares authorized	unlimited
Par value	—
Shares outstanding	4,106,190
Net asset value and redemption price per share	$8.38

(1)
Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $50,000 or more, the offering price is reduced.

†
Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements
4

STATEMENT OF OPERATIONS for the six months ended April 30, 2021

INVESTMENT INCOME:
Dividends from affiliated underlying funds	$4,646,424
Dividends from unaffiliated underlying funds	980,358
Total investment income	5,626,782
EXPENSES:
Investment management fees	491,215
Distribution and shareholder service fees:
Class A	211,503
Class C	457,461
Class R	675
Transfer agent fees:
Class A	51,820
Class C	28,020
Class I	31,072
Class R	82
Class R6	316
Class W	10,709
Shareholder reporting expense	61,540
Registration fees	59,275
Professional fees	31,675
Custody and accounting expense	33,666
Trustee fees	7,843
Miscellaneous expense	45,907
Interest expense	659
Total expenses	1,523,438
Waived and reimbursed fees	(217,068)
Net expenses	1,306,370
Net investment income	4,320,412
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	189,342
Sale of affiliated underlying funds	8,134,996
Sale of unaffiliated underlying funds	2,139,808
Capital gain distributions from affiliated underlying funds	6,948,917
Forward foreign currency contracts	2,094,458
Foreign currency related transactions	(1,150,582)
Futures	1,618,836
Swaps	(117,179)
Written options	(2,369,585)
Net realized gain	17,489,011
Net change in unrealized appreciation (depreciation) on:
Investments	(563)
Affiliated underlying funds	28,684,723
Unaffiliated underlying funds	15,002,282
Forward foreign currency contracts	47,641
Futures	952,068
Swaps	270,163
Written options	15,745
Net change in unrealized appreciation (depreciation)	44,972,059
Net realized and unrealized gain	62,461,070
Increase in net assets resulting from operations	$66,781,482
See Accompanying Notes to Financial Statements
5

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020
FROM OPERATIONS:
Net investment income	$4,320,412	$8,394,055
Net realized gain (loss)	17,489,011	(555,021)
Net change in unrealized appreciation (depreciation)	44,972,059	(6,955,370)
Increase in net assets resulting from operations	66,781,482	883,664
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	(4,746,072)	(4,416,189)
Class C	(2,198,985)	(2,052,545)
Class I	(2,750,133)	(2,922,825)
Class R	(7,042)	(7,639)
Class R6	(2,893)	(1,695)
Class W	(1,028,919)	(1,061,070)
Return of capital:
Class A	—	(5,253,313)
Class C	—	(3,166,895)
Class I	—	(3,119,388)
Class R	—	(10,265)
Class R6	—	(1,806)
Class W	—	(1,132,567)
Total distributions	(10,734,044)	(23,146,197)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	26,126,622	41,900,113
Reinvestment of distributions	10,449,448	22,464,279
	36,576,070	64,364,392
Cost of shares redeemed	(45,388,941)	(114,259,035)
Net decrease in net assets resulting from capital share transactions	(8,812,871)	(49,894,643)
Net increase (decrease) in net assets	47,234,567	(72,157,176)
NET ASSETS:
Beginning of year or period	354,469,112	426,626,288
End of year or period	$401,703,679	$354,469,112
See Accompanying Notes to Financial Statements
6

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expense net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)(4)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Class A
04-30-21+	7.30	0.09 •	1.30	1.39	0.23	—	—	0.23	—	8.46	19.16	0.69	0.59	0.59	2.29	179,692	15
10-31-20	7.68	0.17	(0.09)	0.08	0.21	—	0.25	0.46	—	7.30	1.19	0.66	0.60	0.60	2.27	151,538	30
10-31-19	7.71	0.17	0.46	0.63	0.09	0.35	0.22	0.66	—	7.68	8.64	0.62	0.62	0.62	2.09	172,864	44
10-31-18	8.41	0.17	(0.41)	(0.24)	0.20	0.09	0.17	0.46	—	7.71	(3.12)	0.62	0.62	0.62	1.94	176,765	80
10-31-17	8.01	0.14•	0.73	0.87	0.13	0.13	0.21	0.47	—	8.41	11.17	0.62	0.66	0.66	1.73	174,532	37
10-31-16	8.40	0.13	0.02	0.15	0.15	0.13	0.26	0.54	—	8.01	1.92	0.64	0.63	0.63	1.60	155,070	57
Class C
04-30-21+	7.57	0.07•	1.33	1.40	0.20	—	—	0.20	—	8.77	18.67	1.44	1.34	1.34	1.57	91,548	15
10-31-20	7.95	0.12	(0.09)	0.03	0.16	—	0.25	0.41	—	7.57	0.51	1.41	1.35	1.35	1.59	86,216	30
10-31-19	7.98	0.11	0.47	0.58	0.04	0.35	0.22	0.61	—	7.95	7.69	1.37	1.37	1.37	1.39	114,650	44
10-31-18	8.70	0.10	(0.41)	(0.31)	0.15	0.09	0.17	0.41	—	7.98	(3.79)	1.37	1.37	1.37	1.23	139,261	80
10-31-17	8.29	0.09•	0.74	0.83	0.08	0.13	0.21	0.42	—	8.70	10.29	1.37	1.41	1.41	1.01	156,353	37
10-31-16	8.68	0.07	0.03	0.10	0.10	0.13	0.26	0.49	—	8.29	1.28	1.39	1.38	1.38	0.85	170,237	57
Class I
04-30-21+	7.26	0.11•	1.28	1.39	0.24	—	—	0.24	—	8.41	19.31	0.44	0.28	0.28	2.62	95,650	15
10-31-20	7.64	0.19	(0.09)	0.10	0.23	—	0.25	0.48	—	7.26	1.53	0.41	0.32	0.32	2.59	84,083	30
10-31-19	7.68	0.19	0.45	0.64	0.11	0.35	0.22	0.68	—	7.64	8.88	0.38	0.38	0.38	2.38	103,731	44
10-31-18	8.38	0.19	(0.41)	(0.22)	0.22	0.09	0.17	0.48	—	7.68	(2.86)	0.33	0.36	0.36	2.21	122,271	80
10-31-17	7.99	0.17•	0.71	0.88	0.15	0.13	0.21	0.49	—	8.38	11.40	0.32	0.35	0.35	2.03	125,078	37
10-31-16	8.37	0.16	0.03	0.19	0.18	0.13	0.26	0.57	—	7.99	2.38	0.34	0.32	0.32	1.93	101,305	57
Class R
04-30-21+	7.32	0.08•	1.31	1.39	0.22	—	—	0.22	—	8.49	19.07	0.94	0.84	0.84	1.94	275	15
10-31-20	7.69	0.15	(0.08)	0.07	0.19	—	0.25	0.43	—	7.32	0.99	0.91	0.85	0.85	2.12	282	30
10-31-19	7.71	0.14	0.47	0.61	0.06	0.35	0.22	0.63	—	7.69	8.44	0.87	0.87	0.87	1.78	353	44
10-31-18	8.40	0.14	(0.40)	(0.26)	0.17	0.09	0.17	0.43	—	7.71	(3.29)	0.87	0.87	0.87	1.82	280	80
10-31-17	8.00	0.13•	0.72	0.85	0.11	0.13	0.21	0.45	—	8.40	10.86	0.87	0.90	0.90	1.59	348	37
10-31-16	8.38	0.10	0.04	0.14	0.13	0.13	0.26	0.52	—	8.00	1.77	0.89	0.88	0.88	1.34	399	57
Class R6
04-30-21+	7.26	0.10•	1.29	1.39	0.24	—	—	0.24	—	8.41	19.31	1.04	0.28	0.28	2.37	118	15
10-31-20	7.64	0.19	(0.09)	0.10	0.23	—	0.25	0.48	—	7.26	1.53	1.02	0.32	0.32	2.38	64	30
10-31-19	7.69	0.15•	0.48	0.63	0.11	0.35	0.22	0.68	—	7.64	8.74	0.98	0.38	0.38	1.95	45	44
02-28-18(5) - 10-31-18	8.32	0.08•	(0.39)	(0.31)	0.15	—	0.17	0.32	—	7.69	(3.86)	0.91	0.38	0.38	1.51	3	80
Class W
04-30-21+	7.24	0.10•	1.28	1.38	0.24	—	—	0.24	—	8.38	19.22	0.44	0.34	0.34	2.57	34,420	15
10-31-20	7.62	0.18	(0.08)	0.10	0.23	—	0.25	0.48	—	7.24	1.54	0.41	0.35	0.35	2.50	32,287	30
10-31-19	7.67	0.18	0.45	0.63	0.11	0.35	0.22	0.68	—	7.62	8.76	0.37	0.37	0.37	2.36	34,984	44
10-31-18	8.36	0.18	(0.39)	(0.21)	0.22	0.09	0.17	0.48	—	7.67	(2.74)	0.37	0.37	0.37	2.22	37,285	80
10-31-17	7.97	0.17•	0.71	0.88	0.15	0.13	0.21	0.49	—	8.36	11.42	0.37	0.41	0.41	2.02	43,246	37
10-31-16	8.36	0.15	0.02	0.17	0.17	0.13	0.26	0.56	—	7.97	2.23	0.39	0.38	0.38	1.84	44,305	57
See Accompanying Notes to Financial Statements
7

Financial Highlights (continued)

(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.

(2)
Annualized for periods less than one year.

(3)
Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.

(4)
Ratios do not include expenses of the Underlying Funds.

(5)
Commencement of operations.

+
Unaudited.

•
Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements
8

NOTES TO FINANCIAL STATEMENTS as of April 30, 2021 (Unaudited)

NOTE 1 — ORGANIZATION
Voya Mutual Funds (the “Trust”) is a Delaware statutory trust organized on December 18, 1992 and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end investment management company. There are ten separate active investment series. This report is for Voya Global Diversified Payment Fund (“Global Diversified Payment” or the “Fund”), a diversified series of the Trust.
The Fund offers the following classes of shares: Class A, Class C, Class I, Class R, Class R6, and Class W. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees and shareholder servicing fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a fund and earn income and realized gains/losses from a fund pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a fund or a class are charged directly to that fund or class. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from the differences in separate class expenses, including distribution and shareholder servicing fees, if applicable, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.
Class C shares, along with their pro rata reinvested dividend shares, automatically convert to Class A shares ten years after purchase.
Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Fund. Voya Investments has engaged Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, to serve as the Sub-Adviser to the Fund. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Fund.
The investment companies in which the Fund invests are collectively referred to as the “Underlying Funds.”
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements. The Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.
A. Security Valuation. The Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of the Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of the Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when the Fund is closed for business, Fund shares will not be priced and the Fund does not transact purchase and redemption orders. To the extent the Fund’s assets are traded in other markets on days when the Fund does not price its shares, the value of the Fund’s assets will likely change and you will not be able to purchase or redeem shares of the Fund.
Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.
When a market quotation is not readily available or is deemed unreliable, the Fund will determine a fair value for the relevant asset in accordance with procedures adopted

9

NOTES TO FINANCIAL STATEMENTS as of April 30, 2021 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

by the Fund’s Board of Trustees (“Board”). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter (“OTC”) market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by the an independent pricing service; (f) OTC swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service; and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.
The prospectuses of the open-end registered investment companies in which the Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Foreign securities’ (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.
All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Fund’s valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Fund. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine the Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund.
Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Fund’s investments under these levels of classification is included within the Portfolio of Investments.

10

NOTES TO FINANCIAL STATEMENTS as of April 30, 2021 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when the Fund has a significant amount of Level 3 investments.
B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Capital gain dividends from Underlying Funds are recorded as capital gain distributions from affiliated Underlying Funds.
C. Distributions to Shareholders. The Fund records distributions to its shareholders on the ex-dividend date. Distributions from net investment income and net realized gains, if any, are declared and paid monthly by the Fund with payments adjusted once a year each January. The Fund distributes capital gains, if any, annually. The Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.
The Fund’s MPP is designed to make level payments once per month throughout each calendar year. Under the MPP, the dollar amount of the Fund’s scheduled monthly payments for a particular year generally will increase or decrease each January based on the Fund’s performance over the previous three years.
D. Federal Income Taxes. It is the policy of the Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Fund’s tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.
The Fund may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.
E. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
F. Risk Exposures and the Use of Derivative Instruments. The Fund’s investment objectives permit the Fund to enter into various types of derivatives contracts, including, but not limited to, written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.
In pursuit of its investment objectives, the Fund may seek to increase or decrease its exposure to the following market or credit risk factors:
Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.
Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of the Fund to achieve its investment objectives.
Foreign Exchange Rate Risk. To the extent that the Fund invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by the Fund through foreign currency exchange transactions.

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NOTES TO FINANCIAL STATEMENTS as of April 30, 2021 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.
Interest Rate Risk. With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this report, the United States experiences a low interest rate environment, which may increase the Fund’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. For a fund that invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential changes in government policy may affect interest rates.
Risks of Investing in Derivatives. The Fund’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where the Fund is using derivatives to decrease or hedge exposures to market or credit risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Fund and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose the Fund to the risk of improper valuation.
Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated OTC with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause the Fund to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.
Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that it believes to be creditworthy at the time of the transaction. To reduce this risk, the Fund generally enters into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by the Fund and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of

12

NOTES TO FINANCIAL STATEMENTS as of April 30, 2021 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.
The Fund may also enter into collateral agreements with certain counterparties to further mitigate credit risk associated with OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from the Fund is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.
At April 30, 2021, the maximum amount of loss that the Fund would incur if its counterparties failed to perform would be $1,102,275 which represents the gross payments to be received on open purchased OTC options, forward foreign currency contracts and total return swaps were they to be unwound as of April 30, 2021. There was no collateral pledged to the Fund at April 30, 2021.
The Fund has credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and/or a percentage decrease in the Fund’s NAV, which could cause the Fund to accelerate payment of any net liability owed to the counterparty. The contingent features are established within the Fund’s Master Agreements.
The Fund had a liability position of $1,148,906 on open forward foreign currency contracts and written OTC options with credit related contingent features. If a contingent feature would have been triggered as of April 30, 2021, the Fund could have been required to pay this amount in cash to its counterparties. The Fund pledged $1,710,000 in cash collateral at April 30, 2021 for its open OTC derivative transactions.
G.  Forward Foreign Currency Transactions and Futures Contracts. The Fund may enter into forward foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. The Fund either enters into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or uses forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
For the period ended April 30, 2021, the Fund entered into forward foreign currency contracts with the obligation to buy and sell specified foreign currencies in the future at a currently negotiated forward rate in order to increase or decrease exposure to foreign exchange rate risk. The Fund used forward foreign currency contracts as part of its tactical currency strategy.
During the period ended April 30, 2021, the Fund had average contract amounts on forward foreign currency contracts to buy and sell of $49,746,358 and $49,953,113, respectively. Please refer to the tables within the Portfolio of Investments for open forward foreign currency contracts at April 30, 2021.
The Fund may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities. Open futures contracts, if any, are reported on a table within the Fund’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements, if any, on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Fund’s Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Fund’s

13

NOTES TO FINANCIAL STATEMENTS as of April 30, 2021 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Statement of Operations. Realized gains (losses) are reported in the Fund’s Statement of Operations at the closing or expiration of futures contracts.
Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended April 30, 2021, the Fund used futures to enact tactical positions and to provide the Fund with greater liquidity. The Fund had purchased and sold futures contracts on various equity indices. The Fund also purchased and sold futures contracts on various U.S. Treasury Notes and Bonds. Futures contracts are purchased to provide immediate market exposure proportionate to the size of the Fund’s respective cash flows and residual cash balances in order to decrease potential tracking error if the cash remained uninvested in the market. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
During the period ended April 30, 2021, the Fund had an average notional value on futures contracts purchased and sold of $21,272,037 and $21,301,173, respectively. Please refer to the tables within the Portfolio of Investments for open futures at April 30, 2021.
H. Options Contracts. The Fund may purchase put and call options and may write (sell) put options and covered call options. The Fund may engage in option transactions as a hedge against adverse movements in the value of portfolio holdings or to increase market exposure. Option contracts are valued daily and unrealized gains or losses are recorded based upon the last sales price on the principal exchange on which the options are traded. An amount equal to the proceeds of the premium received by the Fund upon the writing of a put or call option is included in the Statement of Assets and Liabilities as an asset and equivalent liability which is subsequently marked-to-market until it is exercised or closed, or it expires. The Fund will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option, the purchase cost of the security for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.
Realized and unrealized gains or losses on option contracts are reflected in the accompanying financial statements. The risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.
During the period ended April 30, 2021, the Fund has purchased and written options on equity indices in an attempt to manage the Fund’s exposure to a certain equity market and to generate income from option premiums as a means of enhancing payments to shareholders and reducing volatility. Because the performance of the indices underlying each call option are expected to correlate closely with the performance of one or more of the affiliated Underlying Funds, during the term of each call option the Fund will be effectively giving up all or a portion of the benefits it would otherwise realize from a potential increase in the value of such affiliated Underlying Funds. Thus, the Fund’s option strategy may limit the Fund’s ability to benefit from appreciation of the affiliated Underlying Funds. At the same time, the premium received in connection with the sale of call options may partially offset potential declines in value of the affiliated Underlying Funds during periods of declining markets.
During the period ended April 30, 2021, the Fund had an average notional value on purchased and written equity options of $5,633,414 and $28,097,993, respectively. Please refer to the tables within the Portfolio of Investments for open purchased and written equity options at April 30, 2021.
I. Swap Agreements. The Fund may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). Swap agreements are privately negotiated in the OTC market and may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”).
The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. Subsequent changes in market value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. The Fund may enter into credit

14

NOTES TO FINANCIAL STATEMENTS as of April 30, 2021 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported within the Portfolio of Investments.
Swaps are marked to market daily using quotations primarily from third party pricing services, counterparties or brokers. The value of the swap contract is recorded on the Statement of Assets and Liabilities. During the term of the swap, changes in the value of the swap, if any, are recorded as unrealized gains or losses on the Statement of Operations. Upfront payments paid or received by the Fund when entering into the agreements are reported on the Statement of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statement of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on the Statement of Operations upon termination or maturity of the swap. The Fund also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statement of Operations.
In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are footnoted as pledged on the Portfolio of Investments and cash deposited is recorded on the Statement of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) on the Statement of Operations. Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on the Statement of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.
Total Return Swap Agreements. Total return swaps are entered into to gain or mitigate exposure to the underlying reference asset. Total return swap agreements involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset and on a fixed or variable interest rate. Total return swap agreements may involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific underlying reference asset, which may include a single security, a basket of securities, or an index, and in return receives a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference asset less a financing rate, if any. As a receiver, the Fund would receive payments based on any net positive total return and would owe payments in the event of a net negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payments in the event of a net negative total return. The Fund’s use of a total return swap exposes the Fund to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.
For the period ended April 30, 2021, the Fund entered into total return swaps on custom equity indices with an average notional amount of $49,484,378 and $24,540,770 on receiver and payer total return swaps, respectively. Please refer to the tables within the Portfolio of Investments for open total return swaps at April 30, 2021.
J. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.
NOTE 3 — INVESTMENT TRANSACTIONS
For the period ended April 30, 2021, the cost of purchases and the proceeds from sales of investments, excluding short-term securities, were: $55,899,520 and $70,419,575, respectively.
NOTE 4 — INVESTMENT MANAGEMENT FEES
The Fund has entered into an investment management agreement (“Management Agreement”) with the

15

NOTES TO FINANCIAL STATEMENTS as of April 30, 2021 (Unaudited) (continued)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

Investment Adviser. The Investment Adviser has overall responsibility for the management of the Fund. The Investment Adviser oversees all investment advisory and portfolio management services for the Fund and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. The Management Agreement compensates the Investment Adviser with a management fee equal to 0.18% of the Fund’s average daily net assets invested in affiliated Underlying Funds and 0.40% of the Fund’s average daily net assets invested in unaffiliated Underlying Funds or other direct investments.
The Investment Adviser has entered into a sub-advisory agreement with Voya IM. Voya IM provides investment advice for the Fund and is paid by the Investment Adviser based on the average daily net assets of the Fund. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Fund’s assets in accordance with the Fund’s investment objectives, policies, and limitations.
NOTE 5 — DISTRIBUTION AND SERVICE FEES
Each share class of the Fund (except Class I, Class R6 and Class W) has a plan (each a “Plan” and collectively, the “Plans”), whereby the Distributor is compensated by the Fund for expenses incurred in the distribution of the Fund’s shares (“Distribution Fees”). Pursuant to the Plans, the Distributor is entitled to a payment each month for expenses incurred in the distribution and promotion of the Fund’s shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees (“Service Fees”) paid to securities dealers who have executed a distribution agreement with the Distributor. Under the Plans, Class A, Class C and Class R shares pay the Distributor a Distribution and/or Service Fee based on average daily net assets at the rates of 0.25%, 1.00% and 0.50%, respectively.
The Distributor may also retain the proceeds of the initial sales charge paid by shareholders upon the purchase of Class A shares, and the contingent deferred sales charge paid by shareholders upon certain redemptions for Class A and Class C shares. For the period ended April 30, 2021, the Distributor retained the following amounts in sales charges:
	Class A	Class C
Initial Sales Charges:	$20,464	$—
Contingent Deferred Sales Charges:	$—	$664
NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
At April 30, 2021, there were no direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. or affiliated investment companies that owned more than 5% of the Fund.
The Fund has adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Fund. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Fund purchases shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in the Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statement of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.
The Fund may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended April 30, 2021, the per account fees for affiliated recordkeeping services paid by the Fund were $6,530.
NOTE 7 — EXPENSE LIMITATION AGREEMENT
The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with the Fund to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses and extraordinary expenses to the levels listed below(1):
Class A	Class C	Class I	Class R	Class R6	Class W
1.16%	1.91%	0.85%	1.41%	0.85%	0.91%

(1)
These operating expense limits take into account operating expenses incurred at the Underlying Fund level. The amount of fees and expenses of an Underlying Fund borne by the Fund will vary based on the Fund’s allocation of assets to, and the net expenses of, a particular Underlying Fund.

The Investment Adviser may at a later date recoup from the Fund for class specific fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the

16

NOTES TO FINANCIAL STATEMENTS as of April 30, 2021 (Unaudited) (continued)

NOTE 7 — EXPENSE LIMITATION AGREEMENT (continued)

Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statement of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statement of Assets and Liabilities.
As of April 30, 2021, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates, are as follows:
April 30,
2022	2023	2024	Total
$—	$—	$409,151	$409,151
In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment Adviser and the related expiration dates, as of April 30, 2021, are as follows:
	April 30,
	2022	2023	2024	Total
Class I	$—	$3,708	$60,526	$64,234
Class R6	19	250	453	722
The Expense Limitation Agreement is contractual through March 1, 2022 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.
NOTE 8 — LINE OF CREDIT
Effective May 15, 2020, the Fund, in addition to certain other funds managed by the Investment Adviser, has entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through May 14, 2021. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Fund or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to May 15, 2020, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through May 15, 2020.
Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.
The Fund utilized the line of credit during the period ended April 30, 2021 as follows:
Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
12	$1,531,750	1.29%

NOTE 9 — CAPITAL SHARES
Transactions in capital shares and dollars were as follows:
	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Class A
4/30/2021	1,898,501	—	553,346	(1,975,468)	476,379	15,648,557	—	4,521,640	(16,152,753)	4,017,444
10/31/2020	2,563,159	—	1,263,855	(5,581,201)	(1,754,188)	18,948,695	—	9,186,020	(40,590,809)	(12,456,094)
Class C
4/30/2021	231,516	—	256,227	(1,445,394)	(957,651)	1,974,998	—	2,169,092	(12,267,027)	(8,122,937)
10/31/2020	521,413	—	682,762	(4,230,519)	(3,026,344)	4,063,294	—	5,144,198	(31,858,652)	(22,651,160)
Class I
4/30/2021	828,490	—	336,998	(1,380,446)	(214,958)	6,753,955	—	2,736,528	(11,252,690)	(1,762,207)
10/31/2020	1,836,978	—	822,914	(4,651,564)	(1,991,672)	13,390,194	—	5,951,204	(33,161,104)	(13,819,706)
Class R
4/30/2021	2,304	—	860	(9,252)	(6,088)	19,039	—	7,042	(74,576)	(48,495)
10/31/2020	406	—	2,455	(10,178)	(7,317)	3,170	—	17,904	(62,699)	(41,625)
Class R6
4/30/2021	6,456	—	355	(1,630)	5,181	52,975	—	2,893	(13,376)	42,492
10/31/2020	3,456	—	485	(989)	2,953	25,252	—	3,501	(7,000)	21,753
17

NOTES TO FINANCIAL STATEMENTS as of April 30, 2021 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Class W
4/30/2021	205,895	—	125,112	(687,339)	(356,332)	1,677,098	—	1,012,253	(5,628,519)	(2,939,168)
10/31/2020	766,365	—	299,919	(1,195,073)	(128,789)	5,469,508	—	2,161,452	(8,578,771)	(947,811)
NOTE 10 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, futures contracts, capital loss carryforwards and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.
Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.
The tax composition of dividends and distributions to shareholders was as follows:
Year Ended October 31, 2020		Year Ended October 31, 2019
Ordinary Income	Return of Capital	Ordinary Income	Long-term Capital Gain	Return of Capital
$10,461,963	$12,684,234	$4,867,801	$20,449,560	$12,118,184
The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of October 31, 2020 were:
Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards
	Amount	Character	Expiration
$(6,091,747)	$(2,969,470)	Short-term	None
	(698,750)	Long-term	None
$(3,668,220)
The Fund’s major tax jurisdictions are U.S. federal and Arizona state.
As of April 30, 2021, no provision for income tax is required in the Fund’s financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.
NOTE 11 — LONDON INTERBANK OFFERED RATE (“LIBOR”)
The U.K. Financial Conduct Authority has announced that it intends to stop persuading or compelling banks to submit LIBOR rates after 2021, and it remains unclear whether LIBOR will continue to exist after that date and, if so, in what form. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in many major currencies. The U.S. Federal Reserve Board, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing a Secured Overnight Funding Rate (“SOFR”) that is intended to replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication.
Discontinuance of LIBOR and adoption/implementation of alternative rates pose a number of risks, including among others whether any substitute rate will experience the market participation and liquidity necessary to provide a workable substitute for LIBOR; the effect on parties’ existing contractual arrangements, hedging transactions, and investment strategies generally from a conversion from LIBOR to alternative rates; the effect on the Fund’s existing investments (including, for example, fixed-income investments; senior loans; CLOs and CDOs; and derivatives transactions), including the possibility that some of those investments may terminate or their terms may be adjusted to the disadvantage of the Fund; and the risk of general market disruption during the period of the conversion. It is difficult to predict at this time the likely impact of the transition away from LIBOR on the Fund. On November 30, 2020, the administrator of LIBOR

18

NOTES TO FINANCIAL STATEMENTS as of April 30, 2021 (Unaudited) (continued)

NOTE 11 — LONDON INTERBANK OFFERED RATE (“LIBOR”) (continued)

announced a delay in the phase out of a majority of the U.S. dollar LIBOR publications until June 30, 2023, with the remainder of LIBOR publications to still end at the end of 2021.
NOTE 12 — LIQUIDITY
Consistent with Rule 22e-4 under the 1940 Act, the Fund has established a liquidity risk management program to govern its approach to managing liquidity risk (the “Program”). The Board has approved the designation of the Fund’s Adviser, Voya Investments, as the program administrator (the “Program Administrator”). The Program Administrator is responsible for implementing and monitoring the Program and has formed a Liquidity Risk Management Committee (the “Committee”) to assess and review, on an ongoing basis, the Fund’s liquidity risk.
The Program includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of liquidity risk factors and the periodic classification (or re-classification, as necessary) of the Fund’s investments into buckets (highly liquid, moderately liquid, less liquid and illiquid) that reflect the Committee’s assessment of the investments’ liquidity under current market conditions. The Committee also utilizes Fund-specific data, including information regarding the Fund’s shareholder base, characteristics of its investments, access to borrowing arrangements and historical redemptions to determine whether the Fund will be able to meet its redemption obligations in a timely manner.
During the period covered by the annual assessment, January 1, 2020 through December 31, 2020, the Program supported the Fund’s ability to honor redemption requests in a timely manner and the Program Administrator’s management of the Fund’s liquidity risk, including during any periods of market volatility and net redemptions.
There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks.
NOTE 13 — MARKET DISRUPTION
The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. War, terrorism, global health crises and pandemics, and other geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and world economies and markets generally. For example, the COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. Those events as well as other changes in non-U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the investments of the portfolio and of the Fund. Any of these occurrences could disrupt the operations of the Fund and of the Fund’s service providers.
NOTE 14 — OTHER ACCOUNTING PRONOUNCEMENTS
The Fund has adopted the provisions of Financial Accounting Standards Board Accounting Standards Update 2018-13 (“ASU 2018-13”), Fair Value Measurement (Topic 820): Disclosure Framework —  Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 introduces new fair value disclosure requirements as well as provides guidance that eliminates, adds and modifies certain disclosure requirements for fair value measurements. The impact of the Fund’s adoption was limited to changes in the Fund’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable. Upon evaluation, the Fund has concluded that the adoption of the new accounting standard does not materially impact the financial statement amounts.
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) —  Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related

19

NOTES TO FINANCIAL STATEMENTS as of April 30, 2021 (Unaudited) (continued)

NOTE 14 — OTHER ACCOUNTING PRONOUNCEMENTS (continued)

contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.
NOTE 15 — SUBSEQUENT EVENTS
Dividends: Subsequent to April 30, 2021, the Fund declared dividends of:
	Per Share Amount	Payable Date	Record Date
Class A	$0.0380	June 1, 2021	May 27, 2021
Class C	$0.0340	June 1, 2021	May 27, 2021
Class I	$0.0400	June 1, 2021	May 27, 2021
Class R	$0.0360	June 1, 2021	May 27, 2021
	Per Share Amount	Payable Date	Record Date
Class R6	$0.0400	June 1, 2021	May 27, 2021
Class W	$0.0400	June 1, 2021	May 27, 2021
Line of Credit Annual Renewal: Effective May 14, 2021, the funds to which the Credit Agreement is available entered into a 30-day extension of the Credit Agreement with BNY for an aggregate amount of $400,000,000 and continued to pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. The 30-day extended Credit Agreement expired on June 14, 2021. Effective June 14, 2021, the funds to which the Credit Agreement is available entered into a renewed 364-Day Credit Agreement with BNY for an aggregate amount of $400,000,000 and will pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.
The Fund has evaluated events occurring after the Statement of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

20

PORTFOLIO OF INVESTMENTS
Voya Global Diversified Payment Fund	as of April 30, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 10.1%
109,285	iShares Core S&P Small-Cap ETF	$12,080,364	3.0
131,454	Schwab U.S. TIPS ETF	8,138,317	2.0
140,702	Vanguard Global ex-U.S. Real Estate ETF	8,039,712	2.0
124,195	Vanguard Real Estate ETF	12,305,241	3.1
	Total Exchange-Traded Funds (Cost $34,590,722)	40,563,634	10.1
MUTUAL FUNDS: 88.4%
	Affiliated Investment Companies: 80.4%
1,347,959	Voya Floating Rate Fund - Class I	12,212,507	3.0
3,350,646	Voya Global Bond Fund - Class R6	32,434,258	8.1
5,065,347	Voya High Yield Bond Fund - Class R6	40,776,045	10.2
3,936,458	Voya Intermediate Bond Fund - Class R6	40,624,246	10.1
1,286,482	Voya Large Cap Value Fund - Class R6	18,358,092	4.6
337,168	Voya Large-Cap Growth Fund - Class R6	20,085,122	5.0
446,287 (1)	Voya MidCap Opportunities Fund - Class R6	13,892,906	3.5
2,095,175	Voya Multi-Manager Emerging Markets Equity Fund - Class I	32,244,738	8.0
2,277,556	Voya Multi-Manager International Equity Fund - Class I	31,908,554	7.9
Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: (continued)
	Affiliated Investment Companies (continued)
4,784,900	Voya Multi-Manager International Factors Fund - Class I	$51,916,161	12.9
1,234,494	Voya Multi-Manager Mid Cap Value Fund - Class I	14,159,641	3.5
1,011,504	Voya U.S. High Dividend Low Volatility Fund - Class R6	14,292,551	3.6
		322,904,821	80.4

	Unaffiliated Investment Companies: 8.0%
703,632	TIAA-CREF S&P 500 Index Fund - Class I	$32,437,457	8.0
	Total Mutual Funds (Cost $323,718,495)	355,342,278	88.4
PURCHASED OPTIONS(2): 0.0%
	Total Purchased Options (Cost $18,240)	18,240	0.0
	Total Long-Term Investments (Cost $358,327,457)	395,924,152	98.5
SHORT-TERM INVESTMENTS: 1.0%
	Mutual Funds: 1.0%
3,919,152 (3)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030% (Cost $3,919,152)	3,919,152	1.0
	Total Short-Term Investments (Cost $3,919,152)	3,919,152	1.0
	Total Investments in Securities (Cost $362,246,609)	$399,843,304	99.5
	Assets in Excess of Other Liabilities	1,860,375	0.5
	Net Assets	$401,703,679	100.0

(1)
Non-income producing security.

(2)
The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.

(3)
Rate shown is the 7-day yield as of April 30, 2021.

See Accompanying Notes to Financial Statements
21

PORTFOLIO OF INVESTMENTS
Voya Global Diversified Payment Fund	as of April 30, 2021 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of April 30, 2021 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at April 30, 2021
Asset Table
Investments, at fair value
Exchange-Traded Funds	$40,563,634	$—	$—	$40,563,634
Mutual Funds	355,342,278	—	—	355,342,278
Purchased Options	—	18,240	—	18,240
Short-Term Investments	3,919,152	—	—	3,919,152
Total Investments, at fair value	$399,825,064	$18,240	$—	$399,843,304
Other Financial Instruments+
Forward Foreign Currency Contracts	—	803,480	—	803,480
Futures	1,338,431	—	—	1,338,431
OTC Swaps	—	280,555	—	280,555
Total Assets	$401,163,495	$1,102,275	$—	$402,265,770
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(898,388)	$—	$(898,388)
Futures	(29,405)	—	—	(29,405)
Written Options	—	(250,518)	—	(250,518)
Total Liabilities	$(29,405)	$(1,148,906)	$—	$(1,178,311)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended April 30, 2021, where the following issuers were considered an affiliate:
Issuer	Beginning Market Value at 10/31/2020	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Market Value at 4/30/2021	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund - Class I	$10,786,171	$1,176,571	$(125,363)	$375,128	$12,212,507	$187,835	$3,528	$—
Voya Global Bond Fund - Class R6	28,764,204	3,659,782	—	10,272	32,434,258	398,273	—	—
Voya High Yield Bond Fund - Class R6	36,060,015	3,465,708	(308,126)	1,558,448	40,776,045	949,229	36,045	—
Voya Intermediate Bond Fund - Class R6	32,326,429	9,345,728	—	(1,047,911)	40,624,246	442,674	—	533,427
Voya Large Cap Value Fund - Class R6	14,343,261	1,953,665	(2,274,201)	4,335,367	18,358,092	111,453	18,594	1,016,972
Voya Large-Cap Growth Fund - Class R6	20,994,973	2,573,506	(3,751,071)	267,714	20,085,122	58,626	1,976,581	2,514,881
Voya MidCap Opportunities Fund - Class R6	5,319,254	8,770,669	(420,820)	223,803	13,892,906	—	121,185	906,741
Voya Multi-Manager Emerging Markets Equity Fund - Class I	24,829,451	3,586,473	(561,959)	4,390,773	32,244,738	245,890	138,484	815,585
Voya Multi-Manager International Equity Fund - Class I	28,361,779	1,254,042	(3,006,880)	5,299,613	31,908,554	281,174	1,208,979	972,867
Voya Multi-Manager International Factors Fund - Class I	46,199,729	1,403,415	(4,747,972)	9,060,989	51,916,161	1,400,280	342,294	—
Voya Multi-Manager Mid Cap Value Fund - Class I	5,370,606	7,825,717	(957,093)	1,920,411	14,159,641	62,241	(26,028)	188,444
Voya U.S. High Dividend Low Volatility Fund - Class R6	26,776,446	509,107	(15,283,118)	2,290,116	14,292,551	508,749	4,315,334	—
	$280,132,318	$45,524,383	$(31,436,603)	$28,684,723	$322,904,821	$4,646,424	$8,134,996	$6,948,917
See Accompanying Notes to Financial Statements
22

PORTFOLIO OF INVESTMENTS
Voya Global Diversified Payment Fund	as of April 30, 2021 (Unaudited) (continued)

The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At April 30, 2021, the following forward foreign currency contracts were outstanding for Voya Global Diversified Payment Fund:
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD 24,400,000	USD 19,426,487	Bank of America N.A.	05/05/21	$424,662
AUD 5,800,000	USD 4,413,963	Brown Brothers Harriman & Co.	05/05/21	54,093
USD 5,889,825	EUR 5,000,000	Brown Brothers Harriman & Co.	05/05/21	(121,573)
USD 18,521,078	GBP 13,400,000	Brown Brothers Harriman & Co.	05/05/21	15,048
NZD 7,100,000	USD 4,981,175	Morgan Stanley Capital Services LLC	05/05/21	99,563
USD 25,722,650	CHF 24,200,000	Morgan Stanley Capital Services LLC	05/05/21	(776,815)
JPY 1,367,300,000	USD 12,370,608	Morgan Stanley Capital Services LLC	05/06/21	140,332
SGD 8,900,000	USD 6,618,153	The Bank of New York Mellon	05/05/21	69,781
				$(94,909)
At April 30, 2021, the following futures contracts were outstanding for Voya Global Diversified Payment Fund:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	126	06/18/21	$26,298,720	$1,311,228
			$26,298,720	$1,311,228
Short Contracts:
MSCI Emerging Markets Index	(225)	06/18/21	(15,036,750)	27,203
U.S. Treasury 5-Year Note	(90)	06/30/21	(11,154,375)	(29,405)
			$(26,191,125)	$(2,202)
At April 30, 2021, the following OTC purchased equity options were outstanding for Voya Global Diversified Payment Fund:
Description	Counterparty	Put/Call	Expiration Date	Exercise Price	Number of Contracts	Notional Amount	Cost	Fair Value
S&P 500® Index	BNP Paribas Bank	Call	05/28/21	4,296.150 USD	1,148	4,799,983	$18,240	$18,240
							$18,240	$18,240
At April 30, 2021, the following OTC written equity options were outstanding for Voya Global Diversified Payment Fund:
Description	Counterparty	Put/Call	Expiration Date	Exercise Price	Number of Contracts	Notional Amount	Premiums Received	Fair Value
S&P 500® Index	BNP Paribas Bank	Call	05/28/21	USD 4,181.170	1,148	USD 4,799,983	$73,920	$(73,920)
S&P 500® Index	BNP Paribas Bank	Call	05/28/21	USD 4,212.530	2,272	USD 9,499,618	110,196	(110,196)
S&P 500® Index	BNP Paribas Bank	Call	05/28/21	USD 4,254.340	2,272	USD 9,499,618	66,402	(66,402)
							$250,518	$(250,518)
At April 30, 2021, the following OTC total return swaps were outstanding for Voya Global Diversified Payment Fund:
Pay/Receive Total Return(1)	Reference Entity	Reference Entity Payment Frequency	(Pay)/ Receive Financing Rate	Floating Rate Payment Frequency	Counterparty	Termination Date	Notional Amount	Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	JPMorgan JPUSVCO1 Index(2)	Quarterly	(0.06)%	Quarterly	JPMorgan Chase Bank N.A.	08/31/21	USD 10,010,796	$54,719	$—	$54,719
Receive	JPMorgan JPUSVCO2 Index(3)	Quarterly	(0.06)%	Quarterly	JPMorgan Chase Bank N.A.	08/31/21	USD 16,819,903	71,268	—	71,268
Receive	JPMorgan JPUSVCO1 Index(4)	Quarterly	(0.06)%	Quarterly	JPMorgan Chase Bank N.A.	08/31/21	USD 617,544	3,376	—	3,376
See Accompanying Notes to Financial Statements
23

PORTFOLIO OF INVESTMENTS
Voya Global Diversified Payment Fund	as of April 30, 2021 (Unaudited) (continued)

Pay/Receive Total Return(1)	Reference Entity	Reference Entity Payment Frequency	(Pay)/ Receive Financing Rate	Floating Rate Payment Frequency	Counterparty	Termination Date	Notional Amount	Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	JPMorgan JPUSVCO2 Index(5)	Quarterly	(0.06)%	Quarterly	JPMorgan Chase Bank N.A.	08/31/21	USD 1,291,256	5,471	—	5,471
Receive	JPMorgan JPUSVCO1 Index(6)	Quarterly	(0.06)%	Quarterly	JPMorgan Chase Bank N.A.	08/31/21	USD 1,799,991	9,650	—	9,650
Receive	JPMorgan JPUSVCO2 Index(7)	Quarterly	(0.06)%	Quarterly	JPMorgan Chase Bank N.A.	08/31/21	USD 3,100,008	13,120	—	13,120
Receive	Morgan Stanley SPX 1-month Volatility Premium Intraday Hedge Index(8)	Quarterly	0.00%	Quarterly	Morgan Stanley Capital Services LLC	08/31/21	USD 9,915,724	54,449	—	54,449
Receive	Morgan Stanley SPX 2-month Volatility Premium Intraday Hedge Index(9)	Quarterly	0.00%	Quarterly	Morgan Stanley Capital Services LLC	08/31/21	USD 7,318,708	46,389	—	46,389
Receive	Morgan Stanley SPX 1-month Volatility Premium Intraday Hedge Index(10)	Quarterly	0.00%	Quarterly	Morgan Stanley Capital Services LLC	08/31/21	USD 718,647	3,946	—	3,946
Receive	Morgan Stanley SPX 2-month Volatility Premium Intraday Hedge Index(11)	Quarterly	0.00%	Quarterly	Morgan Stanley Capital Services LLC	08/31/21	USD 512,737	3,250	—	3,250
Receive	Morgan Stanley SPX 1-month Volatility Premium Intraday Hedge Index(12)	Quarterly	0.00%	Quarterly	Morgan Stanley Capital Services LLC	08/31/21	USD 1,801,851	8,031	—	8,031
Receive	Morgan Stanley SPX 2-month Volatility Premium Intraday Hedge Index(13)	Quarterly	0.00%	Quarterly	Morgan Stanley Capital Services LLC	08/31/21	USD 1,301,394	6,886	—	6,886
								$280,555	$—	$280,555

(1)
The Fund will pay or receive the total return of the reference entity depending on whether the return is positive or negative. Where the Fund has elected to receive the total return of the reference entity if positive, it will be responsible for paying the floating rate and the total return of the reference entity, if negative. If the Fund has elected to pay the total return of the reference entity if positive, it will receive the floating rate and the total return of the reference entity, if negative.

(2)
The following table represents the individual positions within the total return swap as of April 30, 2021:

Reference Entity	Notional Amount*	% of Index
Long Futures Contracts
S&P 500® E-Mini, expires 6/18/2021	$1,592,517	15.90%
Written Call Options
S&P 500® Index, Strike Price $4,285, expires 5/21/2021	(24,402)	(0.24)%
Cash	8,442,681	84.34%
Total Notional Amount	$10,010,796	100%
See Accompanying Notes to Financial Statements
24

PORTFOLIO OF INVESTMENTS
Voya Global Diversified Payment Fund	as of April 30, 2021 (Unaudited) (continued)

(3)
The following table represents the individual positions within the total return swap as of April 30, 2021:

Reference Entity	Notional Amount*	% of Index
Long Futures Contracts
S&P 500® E-Mini, expires 6/18/21	$2,216,408	13.18%
Written Call Options
S&P 500® Index, Strike Price $4,315, expires 5/28/2021	(43,044)	(0.26)%
Cash	14,646,539	87.08%
Total Notional Amount	$16,819,903	100%

(4)
The following table represents the individual positions within the total return swap as of April 30, 2021:

Reference Entity	Notional Amount*	% of Index
Long Futures Contracts
S&P 500® E-Mini, expires 6/18/2021	$98,239	15.90%
Written Call Options
S&P 500® Index, Strike Price $4,285, expires 5/21/2021	(1,505)	(0.24)%
Cash	520,810	84.34%
Total Notional Amount	$617,544	100%

(5)
The following table represents the individual positions within the total return swap as of April 30, 2021:

Reference Entity	Notional Amount*	% of Index
Long Futures Contracts
S&P 500® E-Mini, expires 6/18/21	$170,153	13.18%
Written Call Options
S&P 500® Index, Strike Price $4,315, expires 5/28/2021	(3,305)	(0.26)%
Cash	1,124,408	87.08%
Total Notional Amount	$1,291,256	100%

(6)
The following table represents the individual positions within the total return swap as of April 30, 2021:

Reference Entity	Notional Amount*	% of Index
Long Futures Contracts
S&P 500® E-Mini, expires 6/18/2021	$286,343	15.90%
Written Call Options
S&P 500® Index, Strike Price $4,285, expires 5/21/2021	(4,388)	(0.24)%
Cash	1,518,036	84.34%
Total Notional Amount	$1,799,991	100%

(7)
The following table represents the individual positions within the total return swap as of April 30, 2021:

Reference Entity	Notional Amount*	% of Index
Long Futures Contracts
S&P 500® E-Mini, expires 6/18/21	$408,497	13.18%
Written Call Options
S&P 500® Index, Strike Price $4,315, expires 5/28/2021	(7,933)	(0.26)%
Cash	2,699,444	87.08%
Total Notional Amount	$3,100,008	100%
See Accompanying Notes to Financial Statements
25

PORTFOLIO OF INVESTMENTS
Voya Global Diversified Payment Fund	as of April 30, 2021 (Unaudited) (continued)

(8)
The following table represents the individual positions within the total return swap as of April 30, 2021:

Reference Entity	Notional Amount*	% of Index
Long Futures Contracts
S&P 500® E-Mini, expires 6/18/21	$2,799,895	28.24%
Written Call Options
S&P 500® Index, Strike Price $4,250, expires 5/21/21	(50,705)	(0.51)%
Cash	7,166,534	72.27%
Total Notional Amount	$9,915,724	100%

(9)
The following table represents the individual positions within the total return swap as of April 30, 2021:

Reference Entity	Notional Amount*	% of Index
Long Futures Contracts
S&P 500® E-Mini, expires 6/18/21	$3,496,985	47.78%
Written Call Options
S&P 500® Index, Strike Price $4,010, expires 05/21/21	(9,012)	(0.12)%
S&P 500® Index, Strike Price $4,025, expires 05/21/21	(7,948)	(0.11)%
S&P 500® Index, Strike Price $4,030, expires 05/21/21	(7,474)	(0.10)%
S&P 500® Index, Strike Price $4,060, expires 05/21/21	(6,499)	(0.09)%
S&P 500® Index, Strike Price $4,065, expires 05/21/21	(6,410)	(0.09)%
S&P 500® Index, Strike Price $4,080, expires 05/21/21	(11,997)	(0.16)%
S&P 500® Index, Strike Price $4,085, expires 05/21/21	(6,059)	(0.08)%
S&P 500® Index, Strike Price $4,115, expires 05/21/21	(4,556)	(0.06)%
S&P 500® Index, Strike Price $4,170, expires 05/21/21	(11,270)	(0.15)%
S&P 500® Index, Strike Price $4,175, expires 05/21/21	(3,537)	(0.05)%
S&P 500® Index, Strike Price $4,190, expires 05/21/21	(2,961)	(0.04)%
S&P 500® Index, Strike Price $4,210, expires 05/21/21	(2,348)	(0.03)%
S&P 500® Index, Strike Price $4,215, expires 05/21/21	(2,327)	(0.03)%
S&P 500® Index, Strike Price $4,220, expires 05/21/21	(2,071)	(0.03)%
S&P 500® Index, Strike Price $4,225, expires 05/21/21	(2,062)	(0.03)%
S&P 500® Index, Strike Price $4,250, expires 05/21/21	(1,934)	(0.03)%
S&P 500® Index, Strike Price $4,255, expires 06/18/21	(10,991)	(0.15)%
S&P 500® Index, Strike Price $4,260, expires 05/21/21	(1,674)	(0.02)%
S&P 500® Index, Strike Price $4,285, expires 06/18/21	(9,311)	(0.13)%
S&P 500® Index, Strike Price $4,290, expires 06/18/21	(16,080)	(0.22)%
S&P 500® Index, Strike Price $4,295, expires 06/18/21	(1,248)	(0.02)%
S&P 500® Index, Strike Price $4,315, expires 06/18/21	(1,139)	(0.02)%
	(128,908)	(1.76)%
Cash	3,950,631	53.98%
Total Notional Amount	$7,318,708	100%
See Accompanying Notes to Financial Statements
26

PORTFOLIO OF INVESTMENTS
Voya Global Diversified Payment Fund	as of April 30, 2021 (Unaudited) (continued)

(10)
The following table represents the individual positions within the total return swap as of April 30, 2021:

Reference Entity	Notional Amount*	% of Index
Long Futures Contracts
S&P 500® E-Mini, expires 6/18/21	$202,924	28.24%
Written Call Options
S&P 500® Index, Strike Price $4,250, expires 5/21/21	(3,675)	(0.51)%
Cash	519,398	72.27%
Total Notional Amount	$718,647	100%

(11)
The following table represents the individual positions within the total return swap as of April 30, 2021:

Reference Entity	Notional Amount*	% of Index
Long Futures Contracts
S&P 500® E-Mini, expires 6/18/21	$244,993	47.78%
Written Call Options
S&P 500® Index, Strike Price $4,010, expires 05/21/21	(631)	(0.12)%
S&P 500® Index, Strike Price $4,025, expires 05/21/21	(557)	(0.11)%
S&P 500® Index, Strike Price $4,030, expires 05/21/21	(524)	(0.10)%
S&P 500® Index, Strike Price $4,060, expires 05/21/21	(455)	(0.09)%
S&P 500® Index, Strike Price $4,065, expires 05/21/21	(449)	(0.09)%
S&P 500® Index, Strike Price $4,080, expires 05/21/21	(841)	(0.16)%
S&P 500® Index, Strike Price $4,085, expires 05/21/21	(425)	(0.08)%
S&P 500® Index, Strike Price $4,115, expires 05/21/21	(319)	(0.06)%
S&P 500® Index, Strike Price $4,170, expires 05/21/21	(790)	(0.15)%
S&P 500® Index, Strike Price $4,175, expires 05/21/21	(248)	(0.05)%
S&P 500® Index, Strike Price $4,190, expires 05/21/21	(207)	(0.04)%
S&P 500® Index, Strike Price $4,210, expires 05/21/21	(164)	(0.03)%
S&P 500® Index, Strike Price $4,215, expires 05/21/21	(163)	(0.03)%
S&P 500® Index, Strike Price $4,220, expires 05/21/21	(145)	(0.03)%
S&P 500® Index, Strike Price $4,225, expires 05/21/21	(144)	(0.03)%
S&P 500® Index, Strike Price $4,250, expires 05/21/21	(136)	(0.03)%
S&P 500® Index, Strike Price $4,255, expires 06/18/21	(770)	(0.15)%
S&P 500® Index, Strike Price $4,260, expires 05/21/21	(117)	(0.02)%
S&P 500® Index, Strike Price $4,285, expires 06/18/21	(652)	(0.13)%
S&P 500® Index, Strike Price $4,290, expires 06/18/21	(1,127)	(0.22)%
S&P 500® Index, Strike Price $4,295, expires 06/18/21	(87)	(0.02)%
S&P 500® Index, Strike Price $4,315, expires 06/18/21	(80)	(0.02)%
	(9,031)	(1.76)%
Cash	276,775	53.98%
Total Notional Amount	$512,737	100%
See Accompanying Notes to Financial Statements
27

PORTFOLIO OF INVESTMENTS
Voya Global Diversified Payment Fund	as of April 30, 2021 (Unaudited) (continued)

(12)
The following table represents the individual positions within the total return swap as of April 30, 2021:

Reference Entity	Notional Amount*	% of Index
Long Futures Contracts
S&P 500® E-Mini, expires 6/18/21	$508,787	28.24%
Written Call Options
S&P 500® Index, Strike Price $4,250, expires 5/21/21	(9,214)	(0.51)%
Cash	1,302,278	72.27%
Total Notional Amount	$1,801,851	100%

(13)
The following table represents the individual positions within the total return swap as of April 30, 2021:

Reference Entity	Notional Amount*	% of Index
Long Futures Contracts
S&P 500® E-Mini, expires 6/18/21	$621,825	47.78%
Written Call Options
S&P 500® Index, Strike Price $4,010, expires 05/21/21	(1,602)	(0.12)%
S&P 500® Index, Strike Price $4,025, expires 05/21/21	(1,413)	(0.11)%
S&P 500® Index, Strike Price $4,030, expires 05/21/21	(1,329)	(0.10)%
S&P 500® Index, Strike Price $4,060, expires 05/21/21	(1,156)	(0.09)%
S&P 500® Index, Strike Price $4,065, expires 05/21/21	(1,140)	(0.09)%
S&P 500® Index, Strike Price $4,080, expires 05/21/21	(2,133)	(0.16)%
S&P 500® Index, Strike Price $4,085, expires 05/21/21	(1,077)	(0.08)%
S&P 500® Index, Strike Price $4,115, expires 05/21/21	(810)	(0.06)%
S&P 500® Index, Strike Price $4,170, expires 05/21/21	(2,004)	(0.15)%
S&P 500® Index, Strike Price $4,175, expires 05/21/21	(629)	(0.05)%
S&P 500® Index, Strike Price $4,190, expires 05/21/21	(527)	(0.04)%
S&P 500® Index, Strike Price $4,210, expires 05/21/21	(417)	(0.03)%
S&P 500® Index, Strike Price $4,215, expires 05/21/21	(414)	(0.03)%
S&P 500® Index, Strike Price $4,220, expires 05/21/21	(368)	(0.03)%
S&P 500® Index, Strike Price $4,225, expires 05/21/21	(367)	(0.03)%
S&P 500® Index, Strike Price $4,250, expires 05/21/21	(344)	(0.03)%
S&P 500® Index, Strike Price $4,255, expires 06/18/21	(1,954)	(0.15)%
S&P 500® Index, Strike Price $4,260, expires 05/21/21	(298)	(0.02)%
S&P 500® Index, Strike Price $4,285, expires 06/18/21	(1,656)	(0.13)%
S&P 500® Index, Strike Price $4,290, expires 06/18/21	(2,859)	(0.22)%
S&P 500® Index, Strike Price $4,295, expires 06/18/21	(222)	(0.02)%
S&P 500® Index, Strike Price $4,315, expires 06/18/21	(203)	(0.02)%
	(22,922)	(1.76)%
Cash	702,491	53.98%
Total Notional Amount	$1,301,394	100%

*
Notional amount represents the fair value of each underlying component (including the financing rate, if any) allocated to each underlying component on a pro-rata basis.

See Accompanying Notes to Financial Statements
28

PORTFOLIO OF INVESTMENTS
Voya Global Diversified Payment Fund	as of April 30, 2021 (Unaudited) (continued)

Currency Abbreviations
AUD – Australian Dollar
CAD – Canadian Dollar
CHF – Swiss Franc
EUR – EU Euro
GBP – British Pound
JPY – Japanese Yen
NZD – New Zealand Dollar
SGD – Singapore Dollar
USD – United States Dollar
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of April 30, 2021 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Investments in securities at value*	$18,240
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	803,480
Equity contracts	Variation margin receivable on futures contracts**	1,338,431
Equity contracts	Unrealized appreciation on OTC swap agreements	280,555
Total Asset Derivatives		$2,440,706
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$898,388
Interest contracts	Variation margin payable on futures contracts**	29,405
Equity contracts	Written options, at fair value	250,518
Total Liability Derivatives		$1,178,311

*
Includes purchased options.

**
The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts as reported in the table within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Fund’s Statement of Operations for the period ended April 30, 2021 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Forward foreign currency contracts	Futures	Swaps	Written options	Total
Equity contracts	$183,342	$—	$1,606,679	$—	$(2,369,585)	$(579,564)
Foreign exchange contracts	—	2,094,458	—	—	—	2,094,458
Interest rate contracts	—	—	12,157	(117,179)	—	(105,022)
Total	$183,342	$2,094,458	$1,618,836	$(117,179)	$(2,369,585)	$1,409,872
See Accompanying Notes to Financial Statements
29

PORTFOLIO OF INVESTMENTS
Voya Global Diversified Payment Fund	as of April 30, 2021 (Unaudited) (continued)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Forward foreign currency contracts	Futures	Swaps	Written options	Total
Equity contracts	(563)	$—	$997,140	$270,163	$15,745	$1,282,485
Foreign exchange contracts	—	47,641	—	—	—	47,641
Interest rate contracts	—	—	(45,072)	—	—	(45,072)
Total	$(563)	$47,641	$952,068	$270,163	$15,745	$1,285,054

*
Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at April 30, 2021:
	Bank of America N.A.	BNP Paribas	Brown Brothers Harriman & Co.	JPMorgan Chase Bank N.A.	Morgan Stanley Capital Services LLC	The Bank of New York Mellon	Totals
Assets:
Purchased options	$—	$18,240	$—	$—	$—	$—	$18,240
Forward foreign currency contracts	424,663	—	69,141	—	239,895	69,781	803,480
Total return swaps	—	—	—	157,604	122,951	—	280,555
Total Assets	$424,663	$18,240	$69,141	$157,604	$362,846	$69,781	$1,102,275
Liabilities:
Forward foreign currency contracts	$—	$—	$121,573	$—	$776,815	$—	$898,388
Written options	—	250,518	—	—	—	—	250,518
Total Liabilities	$—	$250,518	$121,573	$—	$776,815	$—	$1,148,906
Net OTC derivative instruments by counterparty, at fair value	$424,663	$(232,278)	$(52,432)	$157,604	$(413,969)	$69,781	(46,631)
Total collateral pledged by Fund/(Received from counterparty)	$—	$—	$—	$—	$380,000	$—	$380,000
Net Exposure(1)(2)	$424,663	$(232,278)	$(52,432)	$157,604	$(33,969)	$69,781	$333,369

(1)
Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

(2)
At April 30, 2021, the Fund had pledged $1,330,000 in cash collateral to JPMorgan Chase Bank N.A. Excess cash collateral is not shown for financial reporting purposes.

At April 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $362,114,260.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$41,882,597
Gross Unrealized Depreciation	(2,909,399)
Net Unrealized Appreciation	$38,973,198
See Accompanying Notes to Financial Statements
30

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited)

BOARD CONSIDERATION AND APPROVAL OF INVESTMENT MANAGEMENT CONTRACT AND SUB-ADVISORY CONTRACT
At a meeting held on November 19, 2020, the Board of Trustees (“Board”) of Voya Mutual Funds (the “Trust”), including a majority of the Board members who have no direct or indirect interest in the management and sub-advisory contracts, and who are not “interested persons” of Voya Global Diversified Payment Fund, a series of the Trust (the “Fund”), as such term is defined under the Investment Company Act of 1940, as amended (the “Independent Trustees”), considered and approved the renewal of the investment management contract (the “Management Contract”) between Voya Investments, LLC (the “Manager”) and the Trust, on behalf of the Fund, and the sub-advisory contract (the “Sub-Advisory Contract,” and together with the Management Contract, the “Contracts”) with Voya Investment Management Co. LLC, the sub-adviser to the Fund (the “Sub-Adviser”) for an additional one year period ending November 30, 2021.
In addition to the Board meeting on November 19, 2020, the Independent Trustees also held meetings outside the presence of personnel representing the Manager or Sub-Adviser (collectively, such persons are referred to herein as “management”) on October 8, 2020, and November 17, 2020. At those meetings the Board reviewed and considered materials related to the proposed continuance of the Contracts that they had requested and believed to be relevant to the renewal of the Contracts in light of their own business judgment and the legal advice furnished to them by K&L Gates LLP, their independent legal counsel. The Board also considered information furnished to it throughout the year at meetings of the Board and its committees, including information regarding performance, expenses, and other matters. While the Board considered the renewal of the management contracts and sub-advisory contracts for all of the applicable investment companies in the Voya family of funds at the same meetings, the Board considered each Voya fund’s investment management and sub-advisory relationships separately.
The Board has established a Contracts Committee and Investment Review Committees (the “IRCs”), each of which includes only Independent Trustees as members. The Contracts Committee meets several times throughout the year to provide oversight with respect to the management and sub-advisory contracts approval and renewal process for each Voya fund, among other functions, and each IRC meets several times throughout the year with respect to each Voya fund that is assigned to that IRC to provide oversight regarding the investment performance of the sub-advisers, as well as the Manager’s role in monitoring the sub-advisers.
The Contracts Committee oversees, and annually recommends Board approval of updates to, a methodology guide for the Voya funds (“Methodology Guide”), which sets out a framework pursuant to which the Independent Trustees request, and management provides, certain information that the Independent Trustees deem to be important or potentially relevant. The Independent Trustees retain the services of an independent consultant with experience in the mutual fund industry to assist the Contracts Committee in developing and recommending to the Board: (1) a selected peer group of investment companies for the Fund (“Selected Peer Group”) based on the Fund’s particular attributes, such as fund type and size, fund category (as determined by Morningstar, Inc., an independent provider of mutual fund data (“Morningstar”)), sales channels and structure and the Fund share class being compared to the Selected Peer Group; and (2) updates to the Methodology Guide with respect to the content and format of various data prepared in connection with the renewal process, including, but not limited to, investment performance, fee structure, and expense information. In addition, the Independent Trustees periodically have retained an independent firm to test and verify the accuracy of certain information presented to the Board for a representative sample of the Voya funds.
The Manager or Sub-Adviser may not have been able to, or opted not to, provide information in response to certain information requests, in which case the Board conducted its evaluation of the firm based on information that was provided. In such cases, the Board determined that the omission of any such information was not material to its considerations. Additionally, the Board considered the impact of significant market volatility that occurred during and after the period for which information was requested in conducting its evaluation of the Manager and Sub-Adviser.
Provided below is an overview of certain material factors that the Board considered at its meetings regarding the renewal of the Contracts and the compensation to be paid thereunder. The Board members did not identify any particular information or factor that was most relevant to its consideration, and each Board member may have accorded different weight to the various factors in reaching his or her conclusions with respect to the Fund’s investment management and sub-advisory arrangements.
Nature, Extent and Quality of Services
The Manager oversees, subject to the authority of the Board, and is responsible for the provision of, all investment advisory and portfolio management services for the Fund, but may delegate certain of these responsibilities to one or more sub-advisers. In addition, the Manager provides administrative services reasonably

31

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

necessary for the operation of the Fund as set forth in the Management Contract, including oversight of the Fund’s operations and risk management and the oversight of its various other service providers.
The Board considered the “manager-of-managers” platform of the Voya funds that has been developed by the Manager pursuant to which the Manager selects, subject to the Board’s approval, sub-advisers to provide day-to-day management services to all or a portion of each Voya fund. The Board recognized that the Manager is responsible for monitoring the investment program, performance, developments, ongoing operations, and compliance with applicable regulations and investment policies and restrictions of the Sub-Adviser with respect to the Fund under this manager-of-managers arrangement. The Board also considered the techniques and resources that the Manager has developed to provide this ongoing oversight and due diligence with respect to the sub-advisers and to advocate or recommend, when it believes appropriate, changes in investment strategies or investment sub-advisers designed to assist in improving a Voya fund’s performance. In connection with the Manager’s performance of these duties, the Board considered that the Manager has developed an oversight process formulated by its Manager Research & Selection Group which reviews, among other matters, performance data, the Sub-Adviser’s management team, portfolio data and attribution analysis related to the Sub-Adviser through various means, including, but not limited to, in-person meetings, on-site or virtual visits, and telephonic meetings with the Sub-Adviser.
Further, the Board considered periodic compliance reports it receives from the Trust’s Chief Compliance Officer evaluating whether the regulatory compliance systems and procedures of the Manager and Sub-Adviser are reasonably designed to ensure compliance with the federal securities laws and whether the investment policies and restrictions for the Fund are consistently complied with, and other periodic reports covering related matters.
The Board considered the portfolio management team assigned by the Sub-Adviser to the Fund and the level of resources committed to the Fund (and other relevant funds in the Voya funds) by the Manager and the Sub-Adviser, and whether those resources are sufficient to provide high-quality services to the Fund.
Based on their deliberations and the materials presented to them, the Board concluded that the nature, extent and quality of the overall services provided by the Manager and Sub-Adviser under the Contracts were appropriate.
Fund Performance
In assessing the investment management and sub-advisory relationships, the Board placed emphasis on the investment returns of the Fund, including its investment performance over certain time periods compared to the Fund’s Morningstar category and primary benchmark, a broad-based securities market index identified in the Fund’s prospectus. The Board also considered information from the Manager Research & Selection Group and received reports summarizing a separate analysis of the Fund’s performance and risk, including risk-adjusted investment return information, from the Trust’s Chief Investment Risk Officer.
Economies of Scale
When evaluating the reasonableness of the management fee schedule, the Board considered whether economies of scale have been or likely will be realized by the Manager and the Sub-Adviser as the Fund grows larger and the extent to which any such economies are shared with the Fund. The Board considered that, while the Fund does not have management fee breakpoints, it has fee waiver and expense reimbursement arrangements. The Board considered the extent to which economies of scale realized by the Manager could be shared with the Fund through such fee waivers, expense reimbursements or other expense reductions. In evaluating these matters, the Board also considered periodic management reports, Selected Peer Group comparisons, and industry information regarding economies of scale.
Information Regarding Services, Performance, and Fee Schedules Offered to Other Clients
The Board considered comparative information regarding the nature of services, performance, and fee schedules offered by the Manager and Sub-Adviser to other clients with similar investment objectives, if applicable, including other registered investment companies and relevant institutional accounts. When the fee schedules offered to or the performance of such other clients differed materially from the Fund, the Board took into account the underlying rationale provided by the Manager or Sub-Adviser, as applicable, for these differences.
Fee Schedules, Profitability, and Fall-out Benefits
The Board reviewed and considered the contractual management fee schedule and net management fee rate payable by the Fund to the Manager compared to the Fund’s Selected Peer Group. The Board also considered the compensation payable by the Manager to the Sub-Adviser for sub-advisory services for the Fund,

32

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

including the portion of the contractual and net management fee rates that are paid to the Sub-Adviser, as compared to the compensation paid to the Manager. In addition, the Board considered the fee waivers, expense limitations, and recoupment arrangements that apply to the fees payable by the Fund, including whether the Manager intends to propose any changes thereto. The Board separately determined that the fees payable to the Manager and the fee schedule payable to the Sub-Adviser are reasonable for the services that each performs, which were considered in light of the nature, extent and quality of the services that each has performed and is expected to perform.
The Board considered information on revenues, costs and profits or losses realized by the Manager and the Voya-affiliated Sub-Adviser related to their services to the Fund. In analyzing the profitability of the Manager and its affiliated service providers in connection with services they render to a Fund, the Board took into account the sub-advisory fee rate payable by the Manager to the Sub-Adviser. The Board also considered the profitability of the Manager and its affiliated Sub-Adviser attributable to servicing the Fund both with and without taking into account the profitability of the distributor of the Fund and any revenue sharing payments made by the Manager.
Although the Methodology Guide establishes a framework for profit calculation, the Board recognized that there is no uniform methodology within the asset management industry for determining profitability for this purpose. The Board also recognized that the use of different reasonable methodologies can give rise to dramatically different reported profit and loss results with respect to the Manager and the Voya-affiliated Sub-Adviser, as well as other industry participants with whom the profits of the Manager and its affiliated Sub-Adviser could be compared. In addition, the Board recognized that management’s calculations regarding its costs incurred in establishing the infrastructure necessary for the Fund’s operations may not be fully reflected in the expenses allocated to the Fund in determining profitability, and that the information presented may not portray all of the costs borne by the Manager or reflect all risks, including entrepreneurial, regulatory, legal and operational risks, associated with offering and managing a mutual fund complex in the current regulatory and market environment.
The Board also considered that the Manager and the Voya-affiliated Sub-Adviser are entitled to earn a reasonable level of profits for the services that they provide to the Fund. The Board also considered information regarding the potential fall-out benefits to the Manager and Sub-Adviser and their respective affiliates from their association with the Fund, including their ability to engage in soft-dollar transactions on behalf of the Fund. Following its reviews, the Board determined that the Manager’s and the Voya-affiliated Sub-Adviser’s profitability with respect to their services to the Fund and the Manager and Sub-Adviser’s potential fall-out benefits were not unreasonable.
Fund Analysis
Set forth below are certain of the specific factors that the Board considered at its October 7, 2020, November 17, 2020, and/or November 19, 2020 meetings in relation to approving the Fund’s Contracts and the conclusions reached by the Board. These specific factors are in addition to those considerations discussed above. The Fund’s performance was compared to its Morningstar category, as well as its primary benchmark. The performance data provided to the Board primarily was for various periods ended March 31, 2020. In addition, the Board also considered at its October 7, 2020, November 17, 2020, and November 19, 2020 meetings certain additional data regarding the Fund’s more recent performance, asset levels and asset flows. The Fund’s management fee rate and expense ratio were compared to the management fee rates and expense ratios of the funds in its Selected Peer Group. With respect to the quintile rankings noted below, the first quintile represents the range of funds with the highest performance or the lowest management fee rate or expense ratio, as applicable, and the fifth quintile represents the range of funds with the lowest performance or the highest management fee rate or expense ratio, as applicable.
In considering whether to approve the renewal of the Contracts for the Fund, the Board considered that, based on performance data for the periods ended March 31, 2020: (1) the Fund is ranked in the third quintile of its Morningstar category for the year-to-date, five-year and ten-year periods, and the fourth quintile for the one-year and three-year periods; and (2) the Fund underperformed its primary benchmark for all periods presented. In analyzing this performance data, the Board took into account: (1) management’s representations regarding the impact of the underlying managers on the Fund’s performance and the Fund’s improved performance during more recent periods; and (2) management’s confidence in the underlying funds and their ability to deliver long-term performance.
In considering the fees payable under the Contracts for the Fund, the Board took into account the factors described above and also considered: (1) the fairness of the compensation under a Management Contract with a level fee rate that does not include breakpoints; and (2) the pricing structure (including the net expense ratio to be

33

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited) (continued)

borne by shareholders) of the Fund, as compared to its Selected Peer Group, including that: (a) the net management fee rate for the Fund is ranked in the fourth quintile of net management fee rates of the funds in its Selected Peer Group; (b) the contractual management fee rate for the Fund is ranked in the third quintile of contractual management fee rates of the funds in its Selected Peer Group; and (c) the all-in net expense ratio for the Fund, inclusive of the Acquired Fund Fees and Expenses (“AFFE”), is ranked in the fourth quintile of all-in net expense ratios of the funds in its Selected Peer Group, and the net expense ratio for the Fund, not inclusive of AFFE, is above the median of net expense ratios of the funds in its Selected Peer Group. In analyzing this fee data, the Board took into account: (1) that the Fund indirectly bears the fees payable by the underlying funds in which the Fund invests; and (2) management’s representations regarding the competitiveness of the Fund’s management fee rate and all-in net expense ratio.
After its deliberation, the Board reached the following conclusions: (1) the Fund’s management fee rate is reasonable in the context of all factors considered by the Board; (2) the Fund’s net expense ratio is reasonable in the context of all factors considered by the Board; (3) the Fund’s performance is reasonable in the context of all factors considered by the Board; and (4) the sub-advisory fee rate payable by the Manager to the Sub-Adviser is reasonable in the context of all factors considered by the Board. Based on these conclusions and other factors, the Board voted to renew the Contracts for the Fund for the year ending November 30, 2021. During this renewal process, different Board members may have given different weight to different individual factors and related conclusions.

34

ADDITIONAL INFORMATION (Unaudited)

MANAGED PAYMENT POLICY
The Fund’s Managed Payment Policy is designed to provide investors with regular cash flows from their investment. The policy provides for 12 level monthly payments throughout each calendar year. This payment policy enables investors to target the total dollar amount of the monthly payments they receive from their holdings in the Fund each year by purchasing the number of shares that will translate into their target monthly payment amount.
For the calendar year 2021, the Fund will make a level monthly payment of $0.038 per share for Class A shares, $0.034 per share for Class C shares, $0.040 per share for Class I shares, $0.036 per share for Class R shares, $0.040 per share for Class R6 shares and $0.040 per share for Class W shares. The level monthly payment amount for calendar year 2021 will be the product of: (i) the annual payment rate (“Annual Payment Rate”) of 5.97% for Class A shares, 5.22% for Class C shares, 6.25% for Class I shares, 5.72% for Class R shares, 6.25% for Class R6 shares and 6.25% for Class W shares, divided by 12; and (ii) the trailing average account value (“Trailing Average Account Value”). Therefore, investors holding 10,000 shares would generate a monthly payment of $380 from their holdings in Class A shares, $340 from their holdings in Class C shares, $400 from their holdings in Class I shares, $360 from holdings in Class R shares, $400 from holdings in Class R6 shares and $400 from holdings in Class W shares from the Fund during 2021.
The required investment to generate a given amount of payment will vary from year to year depending on monthly level payment determined for that year. In order to provide investors with greater predictability of their monthly payment streams, the Fund’s Managed Payment Policy seeks to deliver stable monthly payments per share over time by basing the annual reset on: (i) an Annual Payment Rate determined by the Fund’s Sub-Adviser; and (ii) the Fund’s performance over the previous three years.
Each January the Sub-Adviser will determine and announce a new level monthly payment per share for the calendar year based on: (i) the Annual Payment Rate, for the Fund’s shares; and (ii) the Trailing Average Account Value, which will vary for the Fund’s shares.
While the Fund’s level monthly payment amount per share will not change within a calendar year, it may increase or decrease from one year to the next because it is based on the Annual Payment Rate and the Trailing Average Account Value, one or both of which may change from year to year.
Please note that the Fund’s Managed Payment Policy is not designed to generate, and is not expected to result in, payments that equal a fixed percentage of the Fund’s current NAV per share or a fixed percentage of a shareholder’s current account value. Instead, Fund shareholders are expected to receive a monthly payment that is equal to the monthly payment per share (as determined under the Managed Payment Policy) times the number of shares they own on the record date.
MONTHLY PAYMENTS AND ADDITIONAL DISTRIBUTIONS
In each calendar year, the Fund’s 12 scheduled level payments per share are made monthly, on the last business day of each month. Shareholders can choose to receive their 12 scheduled monthly payments in cash or to automatically reinvest their payments in additional Fund shares. Because the level monthly payment per share will be fixed during a calendar year, investors will receive 12 fixed monthly payments during the calendar year, unless the number of Fund shares they hold changes because of purchases, redemptions, or reinvestment of payments. If the investor elects to reinvest the monthly payments in additional Fund shares, this will increase the number of Fund shares owned by the investor and will therefore proportionally increase the total dollar amount of the monthly payment.
The Fund generally expects to distribute to shareholders substantially all of its net income, as well as substantially all of its net capital gains. In addition to these regular monthly payments, an additional distribution may be made in December and other additional distributions may be made with respect to a particular fiscal year in order to comply with applicable law. As these additional income or capital gains distributions (“Special Distributions”) are not factored into the Fund’s managed payment objectives, each Special Distribution will be automatically reinvested in additional Fund shares unless a shareholder elects to receive the Special Distributions in cash. These additional shares can be redeemed under the same terms and conditions as any other shares of the Fund. The shares received with respect to a Special Distribution are included in the calculation of the Trailing Average Account Value used in resetting the level payment amount each January and redemption of such shares, or election to receive the Special Distributions in cash, will decrease the aggregate monthly payments received in the future. Both level monthly payments and Special Distributions (which are reinvested and received by you as additional shares in the Fund) will normally be taxable as either ordinary income or long-term capital gain.
RETURN OF CAPITAL
Pursuant to the Fund’s Managed Payment Policy, a portion of each monthly payment that the Fund makes may be treated as a return of capital. Each month, the Fund will

35

ADDITIONAL INFORMATION (Unaudited) (continued)

provide disclosures with payments made that estimate the percentages of the year-to-date payments through the preceding month that represent net investment income, other income or capital gains, and return of capital, if any. At the end of the year, the Fund may be required, under applicable law, to re-characterize payments over the course of the year across ordinary income, capital gains, and return of capital, if any, for purposes of tax reporting to shareholders. The portion of the Fund’s payments, if any, that represent a return of capital as determined at the end of the year, will have the effect of reducing your cost basis in the Fund’s shares and are generally not taxable until your cost basis has been reduced to zero. Such basis adjustment may increase the amount of capital gain, if any, or decrease the amount of capital loss, if any, that you will realize when selling or exchanging the shares.

36

Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809
Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund. Check with your investment professional to determine which funds are available for sale within their firm. Not all funds are available for sale at all firms.
RETIREMENT | INVESTMENTS | INSURANCE
voyainvestments.com
163309         (0421-062221)

Item 2. Code of Ethics.

Not required for semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not required for semi-annual filing.

Item 6. Schedule of Investments.

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant is required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Mutual Funds

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date: July 7, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date: July 7, 2021

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date: July 7, 2021